File No. 333-156432

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒    Registration Under the Securities Act of 1933

☐    Pre-Effective Amendment Number

☒    Post-Effective Amendment Number 32

        And/or

☒    Registration Statement Under the Investment Company Act of 1940

☒    Amendment No. 33

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒    on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a) of Rule 485

☐    on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

ONcore Ultra II

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •888.925.6446

This prospectus offers variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. The Ohio National Life Insurance Company ("Ohio National Life") issues the contract. This contract is not currently available for sale and was not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account Ohio National Variable Account A ("VAA") are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAA and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for this contract.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Ohio National Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Ohio National Life electronically by visiting ohionational.com, logging into your account and electing e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform Ohio National Life that you wish to continue receiving paper copies of your shareholder reports by contacting us at 888.925.6446. Your election to receive reports in paper will apply to all Funds available under your contract.

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contract that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated May 1, 2019. We have incorporated the SAI by reference. It is available upon request and without charge by writing or calling us at the above address. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2019

Form 8578	1

Available Funds

Ohio National Fund, Inc.

ON Equity Portfolio

ON Bond Portfolio

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON International Equity Portfolio

ON Foreign Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Forty Portfolio

ON Janus Henderson Enterprise Portfolio

ON ClearBridge Small Cap Portfolio

ON Federated High Income Bond Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

AB VPS Small Cap Growth Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Kaufmann Fund II

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Real Estate Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Franklin Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Flexible Bond Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Equity Select Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Morgan Stanley VIF Growth Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Small-Cap Portfolio

Royce Micro-Cap Portfolio

Form 8578	2

Form 8578	3

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR (2009), ARDBR (2008) and ARDBR are the ARDBR riders.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Free Look — A period of ten (10) or more days after receipt of the contract during which you have the right to cancel your contract and receive a refund without incurring surrender charges. The amount of the refund may equal either the amount of purchase payments or the Contract Value as of the date of cancellation, depending on applicable state law requirements. Upon such refund, the contract shall be void.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Combo Death Benefit, Premium Protection, Premium Protection Plus, GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR (2009), ARDBR (2008) and ARDBR are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008) and GMIB Plus with Annual Reset are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher

Form 8578	4

than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Required Minimum Distribution or RMD – The minimum amount that you must withdraw each year from your qualified retirement plans starting in the calendar year following the year in which you reach age 70 ½.

RMD treatment – RMD treatment means that you may take your Required Minimum Distribution, even if it exceeds what would otherwise be the allowable annual withdrawal amount, without it being treated as an excess withdrawal under your rider. Certain conditions apply in order to receive RMD treatment. Please see "Optional Death Benefit Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders" for more information.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to The Ohio National Life Insurance Company.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8578	5

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (generally a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	7%
	2nd	7%
	3rd	7%
	4th	6%
	5th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.25%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.50%*

*By virtue of a reduction in the Mortality and Expense Risk Charge to 0.90%, after the fourth contract year this total charge is reduced to 1.15%.

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Please see the footnotes below.)

Rider	Maximum Charge
Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts

Combo Death Benefit	1.50% of the optional death benefit amount (currently 0.65% annually; assessed 0.1625% quarterly)

Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
GEB (issue ages through 70)/(issue ages 71-75)	0.15%/0.30% of your Contract Value on the contract anniversary
GEB “Plus” (issue ages through 70)/(issue ages 71-75)	0.30%/0.60% of your Contract Value on the contract anniversary

GLWB Preferred I.S. (2)	2.00% of the GLWB Base (currently 1.20%)
Joint GLWB Preferred I.S. (3)	2.50% of the GLWB Base (currently 1.40%)
GLWB Plus(4)	2.00% of the GLWB Base (currently 1.05%)
Joint GLWB Plus(5)	2.50% of the GLWB Base (currently 1.35%)
GPP (2012) (applied for on or after November 16, 2015)	1.30% of your average annual guaranteed principal amount (currently 0.65%)

Form 8578	6

Rider	Maximum Charge

GPP (2012) (applied for before November 16, 2015)	0.90% of your average annual guaranteed principal amount (currently 0.45%)
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.90% of the optional death benefit amount (currently 0.45%)
5% GMDBR80 Plus(6)	0.45% of the optional death benefit amounts
GMDBR80 Plus(6)	0.30% of the optional death benefit amounts (currently 0.25%)
GMDBR85 Plus(6)	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(6)	0.70% of the optional death benefit amounts
ARDBR (2009)(6)	1.40% of the optional death benefit amounts (currently 1.00%)
ARDBR (2008) at issue ages through 74(6)	1.00% of the optional death benefit amounts (currently 0.95%)
ARDBR (2008) at issue ages 75 through 78(6)	1.15% of the optional death benefit amounts (currently 1.10%)
ARDBR(6)	0.60% of the optional death benefit amounts
GMIB Plus with Annual Reset (2009)(6)	1.50% of the guaranteed income base (currently 1.15%)
GMIB Plus with Annual Reset (2008) without investment restrictions(6)	1.65% of the guaranteed income base (currently 1.35%)
GMIB Plus with Annual Reset (2008) with investment restrictions(6)	1.50% of the guaranteed income base (currently 1.05%)
GMIB Plus with Annual Reset(6)	0.70% of your guaranteed income base
GLWB (2012)	2.10% of the GLWB Base (currently 1.05%)
Joint GLWB (2012)	2.70% of the GLWB Base (currently 1.35%)
GLWB (2011)	2.00% of the GLWB Base (currently 0.95%)
Joint GLWB (2011)	2.40% of the GLWB Base (currently 1.20%)
GLWB	2.00% of the GLWB Base (currently 0.95%)
Joint GLWB	2.00% of the GLWB Base (currently 1.05%)
GPP	0.55% of your average annual guaranteed principal amount

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits last available for purchase under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.25%
Account Expense Charge	0.25%
Subtotal	1.50%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Plus	2.50%

Form 8578	7

Maximum Possible Total Separate Account Expenses:	4.25%(7)

____________

(1) The percentage varies with the number of years from purchase payments to which values relate. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) Rider charge is 1.20% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.00%. For other riders, charge is 0.95%.

(3) Rider charge is 1.40% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.30%. For other riders, charge is 1.25%.

(4) Rider charge is 1.05% for contracts applied for on or after May 1, 2013. For other riders, rider charge is 0.95%.

(5) Rider charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, rider charge is 1.25%.

(6) No longer available for purchase. See Appendix C for details.

(7) Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	GPA or any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any GMIB, GLWB or GPA
GLWB or Joint GLWB riders	Any other rider except the annual stepped-up death benefit
GLWB (2011) or Joint GLWB (2011)	Any other rider except the annual stepped-up death benefit, Premium Protection, or Premium Protection Plus
GLWB (2012) or Joint GLWB (2012)	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, or deferral credit with age requirement
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit without age requirements or 8 year GPP with GLWB
GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection
Combo Death Benefit	Any other rider

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2018 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.07%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Joint GLWB Plus riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Form 8578	8

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,293	$2,748	$3,716	$8,529

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$662	$2,114	$3,716	$8,529

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. The Example assumes you have purchased the Joint Premium Protection and Joint GLWB Plus riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,121	$2,224	$2,835	$6,696

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$491	$1,594	$2,835	$6,696

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 17, 2009. Since then, the following changes have been made to available Funds:

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.
April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

Form 8578	9

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio; and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio and J.P. Morgan Insurance Trust Mid Cap Value Portfolio and Small Cap Core Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi-Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. Class 3 Shares of Northern Lights Variable Insurance Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after May 1, 2015 and Class 2 Shares were discontinued for such contracts. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after May 1, 2015 and Service Shares were discontinued for such contracts. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

Form 8578	10

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.
February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
May 1, 2016	AB Variable Products Series Fund, Inc. AB VPS Growth & Income Portfolio and AB VPS Small Cap Growth Portfolio were added.
December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

March 3, 2017

Ohio National Fund ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio were added.

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

June 5, 2017

Janus Aspen Series Research Portfolio changed its name to Janus Henderson Research Portfolio. Janus Aspen Series Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio. Janus Aspen Series Global Research Portfolio changed its name to Janus Henderson Global Research Portfolio. Janus Aspen Series Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio. Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio changed its name to Janus Henderson U.S. Low Volatility Portfolio. Janus Aspen Series Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio.

November 1, 2017	Federated Insurance Series Federated Managed Tail Risk Fund II discontinued for new contracts.
May 1, 2018

Ohio National Fund ClearBridge Small Cap Portfolio changed its name to ON ClearBridge Small Cap Portfolio. Ohio National Fund Equity Portfolio changed its name to ON Equity Portfolio. Ohio National Fund Strategic Value Portfolio changed its name to ON Federated Strategic Value Dividend Portfolio. Ohio National Fund High Income Bond Portfolio changed its name to ON Federated High Income Bond Portfolio. Ohio National Fund S&P MidCap 400® Index Portfolio changed its name to ON S&P MidCap 400® Index Portfolio. Ohio National Fund Nasdaq-100® Index Portfolio changed its name to ON Nasdaq-100® Index Portfolio. Ohio National Fund S&P 500® Index Portfolio changed its name to ON S&P 500® Index Portfolio. Ohio National Fund Balanced Portfolio changed its name to ON ICON Balanced Portfolio. Ohio National Fund Aggressive Growth Portfolio changed its name to ON Janus Henderson Forty Portfolio. Ohio National Fund Small Cap Growth Portfolio changed its name to ON Janus Henderson Venture Portfolio. Ohio National Fund Capital Appreciation Portfolio changed its name to ON Capital Appreciation Portfolio. Ohio National Fund Risk Managed Balanced Portfolio changed its name to ON Risk Managed Balanced Portfolio. Ohio National Fund Bristol Portfolio changed its name to ON Bristol Portfolio. Ohio National Fund Bristol Growth Portfolio changed its name to ON Bristol Growth Portfolio. Ohio National Fund Omni Portfolio changed its name to ON Omni Portfolio. Ohio National Fund Bryton Growth Portfolio changed its name to ON Bryton Growth Portfolio. Ohio National Fund Bond Portfolio changed its name to ON Bond Portfolio. Ohio National Fund Mid Cap Opportunity Portfolio changed its name to ON Janus Henderson Enterprise Portfolio.

August 17, 2018

Federated Insurance Series Federated Managed Tail Risk Fund II merged into Federated Insurance Series Federated Managed Volatility Fund II. Therefore, Federated Managed Tail Risk Fund II is no longer an available investment option.

Form 8578	11

December 3, 2018	PIMCO Variable Insurance Trust PIMCO Global Bond Portfolio (Unhedged) changed its name to PIMCO Global Bond Opportunities Portfolio (Unhedged).
December 3, 2018	Lazard Retirement Series, Inc. Lazard Retirement US Strategic Equity Portfolio changed its name to Lazard Retirement US Equity Select Portfolio.
May 1, 2019

Ohio National Fund ON Omni Portfolio changed its name to ON BlackRock Balanced Allocation Portfolio. Ohio National Fund ON Bristol Portfolio changed its name to ON BlackRock Advantage Large Cap Core Portfolio. Ohio National Fund ON Bristol Growth Portfolio changed its name to ON BlackRock Advantage Large Cap Growth Portfolio. Ohio National Fund ON Bryton Growth Portfolio changed its name to ON BlackRock Advantage Small Cap Growth Portfolio. Franklin Templeton Variable Insurance Products Trust Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $39.3 billion and equity of approximately $2.4 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the

Form 8578	12

subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds or the Fixed Accumulation Account as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

We may offer a Fixed Accumulation Account as a rider to your contract. The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

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The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at a rate declared by us for each year compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 888.925.6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

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The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

ON Conservative Model Portfolio(1) ON Moderately Conservative Model Portfolio(1) ON Balanced Model Portfolio(1) ON Moderate Growth Model Portfolio(1) ON Growth Model Portfolio(1) ON Equity Portfolio	Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. (BlackRock Investment Management, LLC)

ON Bond Portfolio	Ohio National Investments, Inc.

ON BlackRock Balanced Allocation Portfolio	(BlackRock Investment Management, LLC)

ON S&P 500® Index Portfolio	(Geode Capital Management, LLC)
ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)
ON Capital Appreciation Portfolio	(Jennison Associates LLC)
ON Janus Henderson Forty Portfolio (domestic/foreign equity securities)	(Janus Capital Management LLC)
ON Janus Henderson Enterprise Portfolio (mid cap equity securities)	(Janus Capital Management LLC)

ON ClearBridge Small Cap Portfolio	(ClearBridge Investments, LLC)

ON Federated High Income Bond Portfolio	(Federated Investment Management Company)
ON Federated Strategic Value Dividend Portfolio	(Federated Equity Management Company of Pennsylvania)
ON Janus Henderson Venture Portfolio (small cap stocks)	(Janus Capital Management LLC)
ON Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)

ON BlackRock Advantage Large Cap Core Portfolio	(BlackRock Investment Management, LLC)
ON BlackRock Advantage Small Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON ICON Balanced Portfolio	(ICON Advisers, Inc.)
ON S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)

ON BlackRock Advantage Large Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)

Invesco V.I. International Growth Fund	Invesco Advisers, Inc.

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Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio AB VPS Growth & Income Portfolio AB VPS Small Cap Growth Portfolio	AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)
Federated Managed Volatility Fund II (Primary Shares)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)	Templeton Investment Counsel, LLC

Franklin Allocation VIP Fund (Class 4) (1)	Franklin Advisers, Inc.
Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Advisers, Inc.

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund	Goldman Sachs Asset Management, L.P.
Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company
Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	Janus Capital Management LLC
Janus Henderson Overseas Portfolio	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Janus Capital Management LLC
Janus Henderson Balanced Portfolio	Janus Capital Management LLC
Janus Henderson U.S. Low Volatility Portfolio	(Intech Investment Management LLC)
Janus Henderson Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Form 8578	16

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement US Equity Select Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company, LLC)

Legg Mason Partners Variable Income Trust (Class II Shares)

Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Northern Lights Variable Trust (Class 3 Shares)(2)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC

PIMCO Global Bond Opportunities Portfolio (Unhedged)	Pacific Investment Management Company LLC

PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC

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Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Class 3 Shares for contracts applied for on or after May 1, 2015. Class 2 Shares for contracts applied for before May 1, 2015.

Investment Restrictions for Certain Optional Riders

Certain riders available with this contract require you to allocate your purchase payments and Contract Value in accordance with restrictions described in this section. For more information on a particular rider, please see the rider description later in this prospectus.

GLWB Plus and GPP (2012)

Beginning May 1, 2017, for any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to new purchases of one of these riders, future purchase payments and transfer requests. If you purchased one of these riders prior to May 1, 2017 and you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012) riders applied for on or after October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 25% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 75% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Balanced Model Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Beginning March 3, 2017, if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The

Form 8578	18

revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012) applied for before October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Legg Mason Partners Variable Equity Trust QS Legg Mason Dynamic Multi-Strategy VIT Portfolio PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio	Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

GLWB (2012), GLWB (2011) and GLWB

Beginning March 3, 2017, if you selected the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB. Your purchase payments and Contract Value must be allocated in compliance with (1) or (2) specified below:

(1) 100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio.

or

(2)  (a) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(b) no more than 70% may be allocated to investment options included in Category 2;

(c) no more than 25% may be allocated to investment options included in Category 3; and

(d) no more than 15% may be allocated to investment options included in Category 4.

Form 8578	19

The investment options available for the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Equity Portfolio

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Equity Select Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

Form 8578	20

CATEGORY 3

Ohio National Fund, Inc.

ON International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON Foreign Portfolio

ON ClearBridge Small Cap Portfolio

ON Janus Henderson Venture Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

GMIB Plus with Annual Reset (2009)

Beginning March 3, 2017, if you selected the GMIB Plus with Annual Reset (2009), your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised invest ment restrictions will apply to futur e purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulat ion Account. See “Fixed Accumulation Account” for more details about the Fixed Accumula tion Account.

(2)  Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfol io, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio.

or

(b)  (i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)  no more than 70% may be allocated to investment options included in Category 2;

(iii) no more than 25% may be allocated to investment options included in Category 3; and

(iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

Form 8578	21

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Equity Portfolio

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Equity Select Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

Form 8578	22

CATEGORY 3

Ohio National Fund, Inc.

ON International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON Foreign Portfolio

ON ClearBridge Small Cap Portfolio

ON Janus Henderson Venture Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

GMIB Plus with Annual Reset (2008)

Beginning March 3, 2017, if you selected the GMIB Plus with Annual Reset (2008) rider and elected investment restrictions, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you.

(1) Some or all of your purchase payments or contract value may be allocated to the Fixed Accumulation Account. See “Fixed Accumulation Account” for more details.

(2)  Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of the following portfolios: ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio or ON Growth Model Portfolio;

or

(b)  (i) at least 20% must be allocated to investment options included in Category 1;

 (ii)  no more than 80% may be allocated to investment options included in Category 2;

 (iii) no more than 25% may be allocated to investment options included in Category 3; and

  (iv) no more than 15% may be allocated to investment options included in Category 4.

Form 8578	23

The investment options available for the GMIB Plus with Annual Reset (2008) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Equity Portfolio

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

Lazard Retirement US Equity Select Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin AllocationVIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

Form 8578	24

CATEGORY 3

Ohio National Fund, Inc.

ON Federated High Income Bond Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON Foreign Portfolio

ON ClearBridge Small Cap Portfolio

ON Janus Henderson Venture Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

Combo Death Benefit

If you select the Combo Death Benefit Rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) at least 25% must, but no more than 50% may, be allocated to investment options included in Category 1;

(2) no more than 75% may be allocated to investment options included in Category 2;

(3) no more than 25% may be allocated to investment options included in Category 3; and

(4) no more than 10% may be allocated to investment options included in Category 4.

The investment options available for the Combo Death Benefit in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Total Return Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Form 8578	25

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Growth & Income Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Global Research Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Equity Select Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 8578	26

CATEGORY 3

Ohio National Fund, Inc.

ON Equity Portfolio

ON Foreign Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON Janus Henderson Forty Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON International Equity Portfolio

ON ClearBridge Small Cap Portfolio

ON Federated High Income Bond Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

Additional information

With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to the Fixed Accumulation Account as part of a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GPP (2012) or any GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee

Form 8578	27

obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 888.925.6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any asset allocation Model Portfolio or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Rebalancing. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be terminated if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be terminated.

• If you have purchased the GMIB Plus with Annual Reset (2008) and chosen investment restrictions, your rider will be terminated if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2008), it will be terminated.

• If you have purchased the GLWB or Joint GLWB, your rider will be terminated if you violate the restrictions.

• If you have purchased the GLWB (2012), GLWB Plus or GLWB (2011), your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the Joint GLWB (2012), Joint GLWB Plus or Joint GLWB (2011), your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the Joint GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, it will also be terminated.

Form 8578	28

• If you have purchased the GPP (2012), your rider will be terminated if you violate the restrictions.

• If you have purchased the Combo Death Benefit, your rider will be terminated if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Minimum Income Benefit (GMIB) Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Form 8578	29

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 4.75% of each purchase payment and ONEQ then pays that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	7%
2nd	7%
3rd	7%
4th	6%
5th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Form 8578	30

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.25% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.25% on an annual basis. After the fourth contract year, the maximum charge under this section will be 0.90%. We may discontinue this limitation on our right to increase the deduction up to 1.25%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.70% for mortality risk (0.65% after the fourth contract year), and 0.55% for expense risk (0.25% after the fourth contract year). We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. The optional benefits are not currently available, and some were not available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Combo Death Benefit	1.50%
(currently 0.65% annually; assessed 0.1625% quarterly)	(maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus	0.45%
GMDBR80 Plus	0.30%
(currently 0.25%)	(maximum charge)
GMDBR85 Plus	0.45%
5% GMDBR85 Plus	0.70%

Form 8578	31

ARDBR (2009)	1.40%
(currently 1.00%)	(maximum charge)
ARDBR (2008) at issue ages through 74	1.00%
(currently 0.95%)	(maximum charge)
ARDBR (2008) at issue ages 75 through 78	1.15%
(currently 1.10%)	(maximum charge)
ARDBR	0.60%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GMIB Plus with Annual Reset, the GMIB Plus with Annual Reset (2008) or the GMIB Plus with Annual Reset (2009) riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB Plus with Annual Reset (2009)	1.50%
(currently 1.15%)	(maximum charge)
GMIB Plus with Annual Reset (2008) without investment restrictions	1.65%
(currently 1.35%)	(maximum charge)
GMIB Plus with Annual Reset (2008) with investment restrictions	1.50%
(currently 1.05%)	(maximum charge)
GMIB Plus with Annual Reset	0.70%

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (applied for on or after November 16, 2015)	1.30%
(currently 0.65%)	(maximum charge)
GPP (2012) (applied for before November 16, 2015)	0.90%
(currently 0.45%)	(maximum charge)
GPP	0.55%

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Preferred I.S.(1)	2.00%
(currently 1.20%)	(maximum charge)
Joint GLWB Preferred I.S.(2)	2.50%
(currently 1.40%)	(maximum charge)
GLWB Plus(3)	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus(4)	2.50%
(currently 1.35%)	(maximum charge)
GLWB (2012)	2.10%
(currently 1.05%)	(maximum charge)
Joint GLWB (2012)	2.70%
(currently 1.35%)	(maximum charge)
GLWB (2011)	2.00%
(currently 0.95%)	(maximum charge)

Form 8578	32

Joint GLWB (2011)	2.40%
(currently 1.20%)	(maximum charge)
GLWB	2.00%
(currently 0.95%)	(maximum charge)
Joint GLWB	2.00%
(currently 1.05%)	(maximum charge)

____________

(1)	Charge is 1.20% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.00%. For other riders, charge is 0.95%.
(2)	Rider charge is 1.40% for riders applied for on or after May 1, 2016. For riders applied for on or after May 1, 2014 and prior to May 1, 2016, charge is 1.30%. For other riders, rider charge is 1.25%.
(3)	Charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, charge is 0.95%.
(4)	Charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, charge is 1.25%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Fidelity® VIP Government Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Fidelity® VIP Government Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Fidelity® VIP Government Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

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Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments). (If you purchased your contract in Oregon prior to May 1, 2016, you may not make additional purchase payments.)

The following purchase payment limitations apply in most states. In some states, the date the limitations start varies so check with your registered representative for details.

For all contracts applied for on or after May 1, 2010, we currently limit your total purchase payments to $3,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For contracts applied for on or after January 12, 2010 through April 30, 2010, we limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000)or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home

Form 8578	34

office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account (if offered). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

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Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

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Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 888.925.6446, or by accessing our web site at ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

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Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you have a rider with investment restrictions, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

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Nursing Facility Confinement

We will not assess a surrender charge if the annuitant is confined (generally, for contracts applied for prior to May 1, 2016, if you are confined) to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states and terms may vary based on state of issue and application or issue date. Contact us or your registered representative for more information. Generally for contracts applied for on or after May 1, 2016, it only applies when:

• the contract was issued before the annuitant’s 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility, or if you can show it was not reasonably possible to provide proof within such time, you provide such proof as soon as possible; provided, however, except in the absence of legal capacity you must provide the proof within a year of such time.

For contracts applied for before May 1, 2016, it only applies when:

• the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility, unless otherwise agreed to by us.

Ohio National Life Employee Discount

We and our affiliated companies may offer a benefit in the form of additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. If you apply for a contract on or after November 1, 2013, the amount of the benefit equals 2.5% of any purchase payments made. If you applied for a contract before November 1, 2013, the amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts in accordance with your current allocations in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the

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calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 888.925.6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

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(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Combo Death Benefit.

In those states where permitted, we currently offer the Combo Death Benefit rider (“Combo Death Benefit”) when you apply for the contract. In the future we may, at our sole option, offer the Combo Death Benefit to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the Combo Death Benefit if you have any other optional rider. You may not purchase this rider once the annuitant is 76 years old. The Combo Death Benefit rider combines features of both a step-up death benefit and an annual credit death benefit in one death benefit rider.

Death Benefit.

With the Combo Death Benefit rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount with this rider is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GMDB amount is equal to your Contract Value when the rider is added. We reserve the right to limit or not allow additional purchase payments to contracts with the Combo Death Benefit.

After the rider is issued, the GMDB amount with the Combo Death Benefit is the greater of the (a) “Step-Up Death Benefit Amount” or (b) “Annual Credit Death Benefit Amount” described below.

Step-Up Death Benefit Amount.

The initial Step-Up Death Benefit Amount is equal to the initial GMDB amount under this rider. On each contract anniversary until the annuitant’s 81st birthday or unless a step-up is or was declined, the Step-Up Death Benefit Amount will increase, to the then current Contract Value (before deducting any applicable charges) if greater than the existing Step-Up Death Benefit Amount. The Step-Up Death Benefit Amount is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Step-Up Death Benefit Amount on that day on a pro rata basis. That means the Step-Up Death Benefit Amount will be reduced by

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the same percentage the withdrawal reduces your Contract Value. For example, if your Contract Value is $110,000, your Step-Up Death Benefit Amount is $100,000 and you withdraw $1,000, your Step-Up Death Benefit Amount will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

Annual Credit Death Benefit Amount.

Until the annuitant’s 81st birthday, your Annual Credit Death Benefit Amount is eligible for an increase each year equal to 6% simple interest of the “Death Benefit Annual Credit Calculation Base.” (The 6% simple interest is referred to as the “Death Benefit Annual Credit Rate.”) The initial Annual Credit Death Benefit Amount is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Annual Credit Death Benefit Amount on that day on a pro rata basis. That means the Annual Credit Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value.

On each contract anniversary until the annuitant’s 81st birthday, the Annual Credit Death Benefit Amount will be set equal to:

(a) the existing Annual Credit Death Benefit Amount, plus

(b) an amount equal to the Death Benefit Annual Credit Rate multiplied by the Death Benefit Annual Credit Calculation Base.

The Death Benefit Annual Credit Calculation Base is the amount to which the Death Benefit Annual Credit Rate is applied. The initial Death Benefit Annual Credit Calculation Base is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Death Benefit Annual Credit Calculation Base on that day by the amount of the withdrawal in other words dollar-for-dollar.

We reserve the right to change the Death Benefit Annual Credit Rate for the Combo Death Benefit on new riders issued in the future.

The Annual Credit Death Benefit Amount shall not exceed two times your total net purchase payments, adjusted for any withdrawals from your contract. This means that, unless the Step-Up Death Benefit Amount is higher, the total GMDB amount with this rider will not exceed two times your total net purchase payments. Any withdrawals you take during a contract year will reduce the maximum Annual Credit Death Benefit Amount on a pro rata basis.

Rider Charge.

If you choose the Combo Death Benefit rider, there is an annual charge of 0.65%. The charge is assessed on a quarterly basis, each contract quarter, in an amount equal to 0.1625% times the GMDB amount under this rider. The charge for your Combo Death Benefit rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account.

The charge for the Combo Death Benefit rider ends when the rider terminates. (See “Termination” below.) We may increase the charge for the Combo Death Benefit rider on any contract anniversary once the rider reaches the third anniversary. The new charge will not exceed 1.50% of the GMDB amount under this rider. You may avoid an increase in the charge by declining any and all future increases in the Step-Up Death Benefit Amount due to annual step-ups, but you will then no longer be eligible for any further increases of the GMDB to the Step-Up Death Benefit Amount. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of our notice of the increased rider charge rate.

Investment Restrictions.

In order to have the Combo Death Benefit rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The Combo Death Benefit rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.”

Termination.

You may cancel the Combo Death Benefit rider at any time by providing Notice to us. Otherwise, this rider will terminate if:

• your contract terminates according to its terms;

• your contract reaches the Annuity Payout Date;

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• the funds are allocated in a manner that violate the investment restrictions;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you transfer or assign your contract, except in the following circumstances:

•  the new contract owner or assignee assumes full ownership of the contract and is essentially the same person;

• ownership of an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; or

• the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the Combo Death Benefit rider will be continued. Effective the original annuitant’s date of death, the Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount and Annual Credit Calculation Base will be set equal to the greater of (a) Contract Value as of such date of death (after applying any applicable Death Benefit Adjustment) and (b) the respective Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount or Annual Credit Calculation Base as of the original annuitant’s date of death. If your surviving spouse chooses to continue the contract, the charges for this rider will continue. We will only allow one spousal continuation of the Combo Death Benefit rider.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the GLWB Preferred I.S., GLWB (2012), GLWB (2011), GLWB Plus, the deferral credit rider or the 8-year guaranteed protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract

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Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Rider Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

•  you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation

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Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with either the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus rider, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal under the terms of the rider. Maximum annual withdrawals under the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. (Please see the description of the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, in the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2012), GLWB (2011), GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

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The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Rider Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

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• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, in the past we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

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5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 5% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

Gain Enhancement Benefit.

In those states where permitted, we offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above. See Appendix C for a description of the optional death benefit riders that we offered in the past.

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Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Combo Death Benefit

• Guarantees a death benefit equal to the highest contract anniversary value prior to the annuitant’s 81st birthday or purchase payments earning 6% simple interest annually.

• Stops accumulating at contract anniversary after annuitant’s 80th birthday.

• Adjusted pro-rata for all withdrawals.

• Cannot purchase once the annuitant is 76.

• Investment restrictions.

		Those who wish to protect their death benefit from market downturns.	1.50% (maximum) 0.65% annually; assessed 0.1625% quarterly (current)
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

• Continues if Contract Value is reduced to zero.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

		Those who want to ensure, through the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
Premium Protection (Joint Life)	• Like Premium Protection except for the following: o Sold only in conjunction with Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), or Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

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GEB

• Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

	Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)
GEB Plus

• Pays an additional death benefit of 40% of the lesser of (a) 2½ times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

	Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. Generally, for contracts applied for on or after May 1, 2016, the contract restricts the annuity payout date to not later than the contract anniversary following the annuitant’s 95th birthday. For contracts applied for before May 1, 2016, the contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. Variations in the annuity payout date apply based on state of issue and application or issue date. Contact us or your registered representative for more information. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election any time before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

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Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

Generally, for contracts applied for on or after May 1, 2016, if no election is in effect on the annuity payout date and the contract is a tax-qualified contract, we will apply Contract Value under Option 1(b) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. If no election is in effect on the annuity payout date and the contract is not a tax-qualified contract, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. For contracts applied for before May 1, 2016, if no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a

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more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes any GLWB.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

In order to have the GPP rider, you must allocate your variable account values to a Model. In addition to pre-existing Models, effective March 3, 2017, the Models eligible for this rider include: ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio. Any transfer requests after March 3, 2017, must be to one of these Model portfolios. You may make purchase payments into your existing Model prior to March 17, 2017. Effective March 17, 2017, unless you are in a static Model, if you make additional purchase payments, you must allocate your variable account values to one of the Model portfolios listed above. If (i) your variable account values were allocated to a static Model prior to March 17, 2017, (ii) your account values were allocated to the Managed Volatility Model, or (iii) you opted out of the conversion of one of the other Models, you may make purchase payments into your static Model even after March 17, 2017. You may only be in one Model at a time with the GPP rider. If you cease to be invested in a Model, we will terminate your GPP rider.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is

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terminated. However, if the GPP is terminated because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of termination.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term. If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

In those states where permitted, we offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes any GLWB rider.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GPP (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.45% for riders applied for before November 16, 2015). We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.90% for riders applied for before November 16, 2015).

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we offer. Not all of the riders may be available in all states. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Preferred I.S.

We currently offer the GLWB Preferred I.S. rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Preferred I.S. rider if you have any rider, other than the annual stepped-up death benefit or Premium Protection death benefit. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB Preferred I.S. rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Preferred I.S. rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB

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base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Preferred I.S.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Preferred I.S. will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Preferred I.S. rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Preferred I.S., there is a fifteen-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 7% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 7% simple interest is referred to as an annual credit.) If, in a contract year, you take your maximum annual withdrawal or an excess withdrawal, you will not be eligible for any annual credit for the year in which you took the withdrawal. If you take total withdrawals in a contract year that are less than the maximum annual withdrawal, the annual credit will be prorated by the percentage of the maximum annual withdrawal you took. For example, if your maximum annual withdrawal is $7,000 and in one contract year during the annual credit period you withdraw $3,000, your annual credit for that year would be 4.0%, i.e. 7% x (1 – $3,000/$7,000).

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) an amount equal to the annual credit rate (pro-rated by any withdrawals totaling less than the maximum annual withdrawal) multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is set equal to the step-up base, the Annual Credit Calculation Base will also be increased to that amount. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

We reserve the right to change the annual credit rate for the GLWB Preferred I.S. on new riders issued in the future.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,600 under the GLWB Preferred I.S. rider and in one contract year you withdraw $6,500. The $900 difference between the $6,500 withdrawn and the $5,600 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5.6%, so your maximum annual withdrawal is $5,600. That means you can withdraw $5,600 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,500. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,600. Your GLWB base remains $100,000 and your Contract Value decreases to $84,400. Then we process that portion of the withdrawal in excess of your maximum annual

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withdrawal, which is $900. Because you have already taken your maximum annual withdrawal, the $900 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,934, i.e. $100,000 x (1 — $900/$84,400) because the pro-rata reduction of $1,066 is greater than the dollar amount of your $900 excess withdrawal. Your Contract Value will be reduced to $83,500.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,600, your GLWB base remains $100,000 and your Contract Value is $114,400. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,100 ($100,000 — $900) because the dollar for dollar reduction of $900 is greater than the pro-rata reduction of $787 ($900/$114,400 x $100,000). Your Contract Value will be reduced to $113,500.

Because the allowable annual withdrawals under the GLWB Preferred I.S. rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.60%
70 to 74	6.00%
75 to 79	6.50%
80 to 84	7.25%
85+	7.75%

For GLWB Preferred I.S. riders applied for before May 1, 2016, the maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the following percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.50%
70 to 74	5.60%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

In the future, we may offer GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Preferred I.S. rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in

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a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB Preferred I.S. will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Preferred I.S. (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix D for a detailed example of how the annual credit base and withdrawals work with the GLWB Preferred I.S.

Lifetime Annuity Period

During the Lifetime Annuity Period, we will pay you monthly payments for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit which continues if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Preferred I.S. rider.

Entering the Lifetime Annuity Period

You will enter the “Lifetime Annuity Period”, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the annuitant is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½.

In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period. Each monthly payment will equal one-twelfth of your annual payment described below.

Lifetime Annuity Amount

The amount of the lifetime annuity you will receive with the GLWB Preferred I.S. rider may vary based on when you enter the Lifetime Annuity Period. When you enter the Lifetime Annuity Period, we will calculate an annual payment for your

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lifetime annuity based on average ten-year U.S. Treasury rates and your then current maximum annual withdrawal percentage. The calculation of this annual payment is described below. You will receive at least this annual amount for your lifetime.

You may receive a higher annual payment if you enter the Lifetime Annuity Period (a) within the first 15 years the GLWB Preferred I.S. rider is in effect or (b) on the contract anniversary immediately following the annuitant’s 95th birthday. If you enter the Lifetime Annuity Period within the first 15 years the rider is in effect because your Contract Value is reduced to zero other than because of an excess withdrawal, the annual payment until your 15th rider anniversary will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate (described below). After the 15th rider anniversary, the annual payment will be the amount calculated based on the Treasury Average Rate. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the annual payment of the lifetime annuity will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate.

The minimum annual amount for the lifetime annuity with the GLWB Preferred I.S. rider is calculated using the GLWB base as of the applicable date, your maximum annual withdrawal percentage when the rider enters the Lifetime Annuity Period and an average of ten-year U.S. Treasury rates. It is determined by multiplying the GLWB base times the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage will not be less than 3% and not more than 9%.

If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the applicable date for the GLWB base used in calculating the annual payment is the date your Contract Value is reduced to zero. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the applicable date for the GLWB base is the day you enter the Lifetime Annuity Period.

The Treasury Average Rate is calculated for each calendar month and is rounded to the nearest 0.05%. For each month, it is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 90 calendar days ending on the 15th day of the preceding month. If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the Treasury Average Rate is the rate calculated for the month in which your Contract Value is reduced to zero. Otherwise, the Treasury Average Rate is the rate calculated for the month that includes the anniversary of the Contract Date immediately following the annuitant’s 95th birthday. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Please see Appendix E for some examples on how the calculation of the lifetime annuity payment works.

Generally, for riders applied for before May 1, 2016, with the GLWB Preferred I.S. rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. This may vary by state and issue or application date. Please contact us or your registered representative for more information. In lieu of the benefits under the GLWB Preferred I.S. rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the GLWB Preferred I.S. rider, there is an annual charge of 1.20% of the GLWB base (1.00% for riders applied for on or after May 1, 2014 and before May 1, 2016; 0.95% for riders applied for before May 1, 2014). The charge

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for the GLWB Preferred I.S. rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Preferred I.S., we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Preferred I.S. rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Preferred I.S. rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Preferred I.S. rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Preferred I.S., the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Preferred I.S. offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Preferred I.S. seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Preferred I.S. may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Preferred I.S. meet your investment objectives and risk tolerance.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Preferred I.S. rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Preferred I.S. rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

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We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Preferred I.S.

Termination.

The GLWB Preferred I.S. rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Preferred I.S. rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GLWB Preferred I.S. rider. If you choose the GLWB Preferred I.S., it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Preferred I.S. rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S.

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S. rider (“Joint GLWB Preferred I.S.”) at the time the contract is issued. The Joint GLWB Preferred I.S. differs from the GLWB Preferred I.S. because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Preferred I.S. rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Preferred I.S. rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Preferred I.S. differs from electing spousal continuation under the GLWB Preferred I.S. because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Preferred I.S. If you elect the GLWB Preferred I.S., instead of the Joint GLWB Preferred I.S., the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Preferred I.S., however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Preferred I.S. has a higher charge than the GLWB Preferred I.S.

We may, at our sole option, offer the Joint GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider if either spouse is younger than 50 years old or once either spouse is 86 years old. The Joint GLWB Preferred I.S. rider is the same as the GLWB Preferred I.S. rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.10%
70 to 74	5.50%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

Form 8578	59

For Joint GLWB Preferred I.S. riders applied for before May 1, 2016, the maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.00%
70 to 74	5.10%
75 to 79	5.50%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

The Joint GLWB Preferred I.S. rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Preferred I.S. rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

• when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Preferred I.S. rider.

Under the Joint GLWB Preferred I.S. rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Preferred I.S. rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Preferred I.S. is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Preferred I.S. rider, there is an annual charge of 1.40% of the GLWB base (1.30% for riders applied for on or after May 1, 2014 and before May 1, 2016; 1.25% for riders applied for or before May 1, 2014). We may increase the charge for the Joint GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Preferred I.S.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Preferred I.S. rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Preferred I.S. rider versus the GLWB Preferred I.S. rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 888.925.6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the youngest Participating Spouse is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. During the Lifetime Annuity Period, we will pay you a lifetime annuity (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

You should consult with your financial representative to determine which payout option is best for you.

Form 8578	60

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB (2012) and GLWB Plus

In those states where permitted, we offer the GLWB Plus rider when you apply for the contract. The GLWB (2012) rider is not available for purchase on or after May 1, 2012. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not have the GLWB (2012) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit or one of the deferral credit riders. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, one of the deferral credit riders or the 8-year guaranteed principal protection rider. You may not purchase the GLWB Plus rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB (2012) or GLWB Plus riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2012) and GLWB Plus riders, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2012) or GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2012) or GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2012) or GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2012) and GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to

Form 8578	61

your GLWB base of 6% simple interest (for GLWB Plus riders applied for on or after March 25, 2013) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For GLWB Plus riders applied for between December 3, 2012 and March 25, 2013, the annual credit is 7%. For GLWB Plus riders applied for before December 3, 2012 and for GLWB (2012) riders, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new contracts issued in the future.

Deferral Credit Rider.

In the past, we issued a deferral credit rider, at no charge, with the GLWB (2012) or GLWB Plus at the time the riders were issued. For contracts applied for before May 1, 2012, if you purchased the GLWB Plus, we issued a deferral credit rider without age requirements. With this rider, if you take no withdrawals in the first ten contract years the GLWB Plus rider is in effect, we guarantee that your GLWB base on your tenth rider anniversary will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments (excluding any extra credits, if applicable) made in the first contract year the rider is in effect, plus

(b) any net purchase payments (excluding any extra credits, if applicable) made in the second through tenth years; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments (excluding any extra credits, if applicable) made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider without age requirements.

If you applied for your contract between May 1, 2012 and December 3, 2012 and purchased the GLWB Plus or if you purchased the GLWB (2012), we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus or Joint GLWB (2012)) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

There is no additional annual charge for the deferral credit rider with age requirements.

Form 8578	62

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2012) or GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2012) and GLWB Plus riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB (2012) or GLWB Plus riders without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB (2012) rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

Form 8578	63

For GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

Form 8578	64

You may withdraw the maximum annual withdrawal amount under the GLWB (2012) or GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB (2012) or the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix F for a detailed example of how the annual credit base and withdrawals work with the GLWB (2012) and GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2012) or GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2012) or GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1, 2016, with the GLWB (2012) or GLWB Plus rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does

Form 8578	65

not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2012) or GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you have the GLWB (2012) rider, there is an annual charge of 1.05% of the GLWB base. If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2013). The charge for the GLWB (2012) or GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2012) or GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB (2012), we guarantee the new charge will not exceed 2.10% of the GLWB base. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2012) or GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB (2012) rider, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Plus rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

The investment restrictions with the GLWB (2012) provide many more choices of investment options for you to allocate your purchase payments and contract value among than the investment restrictions with the GLWB Plus. The investment options with the GLWB (2012) offer the potential for more variability in their returns, either higher or lower, than one would expect for a similar investment option with the GLWB Plus. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not

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select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. Effective March 25, 2013, this guaranteed principal protection rider is not available. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 30 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 30 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB (2012) or GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

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We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2012) or GLWB Plus.

Termination.

The GLWB (2012) and GLWB Plus riders will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2012) and GLWB Plus riders will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB (2012) or GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you have the GLWB (2012) or GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2012) or GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) and Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

In those states where permitted, we offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) rider (“Joint GLWB (2012)”) is not available for purchase on or after May 1, 2012. The Joint GLWB (2012) and the Joint GLWB Plus differ from the GLWB (2012) and GLWB Plus, respectively, since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in the Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2012) or Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB (2012) or Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2012) and Joint GLWB Plus differ from electing spousal continuation under the GLWB (2012) and GLWB Plus, respectively, because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2012) or Joint GLWB Plus. The Joint GLWB (2012) has a higher charge than the GLWB (2012), and the Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB (2012) and the Joint GLWB Plus riders are the same as the GLWB (2012) and GLWB Plus riders, respectively, except as described below.

The Joint GLWB (2012) or Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB (2012) or GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

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• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB (2012) or Joint GLWB Plus rider.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For Joint GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 74	4.00%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

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For Joint GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

Under the Joint GLWB (2012) or Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2012) or Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2012) or Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you have the Joint GLWB (2012) rider, there is an annual charge of 1.35% of the GLWB base. If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.25% for riders applied for before May 1, 2013). We may increase the charge for the Joint GLWB (2012) or Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.70% of the GLWB base for the Joint GLWB (2012) and 2.50% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after December 3, 2012.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2012) or Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2012) or Joint GLWB Plus rider versus the GLWB (2012) or GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2012) or Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

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GLWB (2011)

In those states where permitted, we may offer the GLWB (2011) rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB (2011) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, or Premium Protection Plus death benefit on your contract. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB (2011) rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2011) rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2011).

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2011) will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2011) rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2011), there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b)  net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional

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purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Deferral Credit.

If you take no withdrawals in the first ten contract years the GLWB (2011) rider is in effect, we guarantee that your GLWB base on your tenth GLWB (2011) rider anniversary will be at least:

(a)  200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made in the second through tenth years; plus

(c)  any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

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Maximum Annual Withdrawals.

The maximum amount you may annually withdraw under the GLWB (2011) rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above. You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB (2011) rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2011) (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2011) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

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In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2011) rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2011) rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving a lifetime annuity on the first day of the month following the contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

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For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1 2016, with the GLWB (2011) rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2011) rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the GLWB (2011) rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB (2011) rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2011) rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB (2011) rider, you must allocate your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB (2011) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

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Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2011).

Termination.

The GLWB (2011) rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in this rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2011) rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB rider. If you choose the GLWB (2011), it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2011) rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2011)

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit rider (Joint Life) (“Joint GLWB (2011)”) at the time the contract is issued. The Joint GLWB (2011) differs from the GLWB (2011) since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2011) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you

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and your spouse. The Joint GLWB (2011) rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2011) differs from electing spousal continuation under the GLWB (2011) because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2011). The Joint GLWB (2011) has a higher charge than the GLWB (2011).

We may, at our sole option, offer the Joint GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB (2011) rider is the same as the GLWB (2011) rider except as described below.

The Joint GLWB (2011) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will still be charged for the Joint GLWB (2011) rider.

Under the Joint GLWB (2011) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2011) rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2011) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB (2011) rider, there is an annual charge of 1.20% of the GLWB base. We may increase the charge for the Joint GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2011) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2011) rider versus the GLWB (2011) rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2011) rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s

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death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Other GLWB Versions

In those states where permitted, we may offer an earlier version of the GLWB rider when you apply for the contract. If you choose the GLWB rider, you may not have any other rider available under this contract except for the annual stepped-up death benefit. In the future we may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB rider if you have any rider, other than the annual stepped-up death benefit, on your contract. If the GLWB (2011) rider is available, you may not purchase the GLWB rider. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

With the GLWB rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated annually, so the amount you may withdraw can change every year. Certain of your actions can increase or decrease the GLWB base, which would affect the annual amount you may withdraw. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. The GLWB base is increased dollar for dollar by purchase payments when made and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and possibly the Death Benefit.

On each contract anniversary, the GLWB base is reset to the greater of (a) the GLWB base as of the previous anniversary plus subsequent purchase payments, adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below.

If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least:

(a)  200% of an amount equal to your initial GLWB base plus total subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)  any purchase payments made in the second through tenth years.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $450,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your

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GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base at the end of the contract year is equal to:

(a)  the GLWB base as of the prior contract anniversary, plus

(b)  purchase payments made during the current contract year, plus

(c)  8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your Contract Value.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal that is allowed, $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base pro rata. Your GLWB base will be reduced to $98,824, i.e. $100,000 — ([$1,000/$85,000] x $100,000) and your Contract Value is $84,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base pro-rata, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 ½ to 64	4%
65 to 79	5%
80+	6%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the annuitant’s then current age on a contract anniversary when the GLWB base has been increased to the step-up base as described above. Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base pro-rata. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB (2011) rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

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Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one or two and the market was flat, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base and GLWB base are $108,000 after year one.

Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, after year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040. Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 – [($39,040/$168,040) x $219,200]. Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, after year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base after year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

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Lifetime Annuity Period.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 ½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

Whether you should elect the lifetime annuity payout option or the lump sum settlement option depends upon your personal circumstances and risk tolerance. The lifetime annuity payout option provides a guaranteed stream of payments over the remainder of your life and, as such, protects you against the risk that you could outlive your available income. However, if you elect the lifetime annuity payout option, you will not have the ability to receive any payment from your annuity other than the income stream provided by the lifetime annuity payout option. In contrast, if you elect the lump sum settlement

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option, you will have access immediately to the proceeds to invest, save or spend as you choose, but you will have no guarantee of future payments. In that case, you assume the risk that you might outlive your available funds and have no proceeds or stream of income available from this annuity in the future.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate annuity options under the contract or that we might have generally available for sale at that time. It is possible that one of those alternative annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate annuity option you choose. We will not assess a surrender charge if you choose an alternative annuity option if one of the following is true:

(1)  If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)  If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

(3)  If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

If you elect the lump sum payment option and you are in good health, you may wish to consider the underwritten lump sum settlement option. The underwritten lump sum settlement option is a benefit for you if your health is materially better than an average person your age. If you request the underwritten lump sum settlement option and we determine that your health is materially better than the average person your age, we may pay you a higher lump sum amount than you would have otherwise received under the appropriate table in your rider. Keep in mind that if you request an underwritten lump sum settlement, we have the right to gather whatever medical information we determine that we need to assess your health.

You should consult with your financial representative to determine which payout option is best for you.

Rider Charge.

If you choose the GLWB rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

Death Benefit.

The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If we allow you to add the rider on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current Contract Value. The GLWB death benefit is increased for additional purchase payments and decreased dollar for dollar by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. Because this death benefit is determined by your purchase payments and is reduced by withdrawals, if your total withdrawals over the life of the contract exceed your purchase payments, you will not have any death benefit under this rider. The GLWB death benefit is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your Contract Value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB rider, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation

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Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base pro-rata. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB.

Termination.

If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if your Contract Value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current Contract Value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

Guaranteed Lifetime Withdrawal Benefit (Joint Life)

In those states where permitted, we may offer a guaranteed lifetime withdrawal benefit rider (joint life) (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB differs from electing spousal continuation under the GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse with the Joint GLWB. The Joint GLWB has a higher charge than the GLWB.

We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•  when a participating spouse dies;

• when a sole owner participating spouse requests that the other participating spouse be removed;

• if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

• if the participating spouses are joint owners and they divorce, the non-annuitant will cease to be a participating spouse.

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Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59½ years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59½.

If you choose the Joint GLWB rider, there is an annual charge of 1.05% of the GLWB base. We may increase the charge for the Joint GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

If required by state law, we will allow civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse while both participating spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be adverse tax consequences with withdrawals and other transactions upon the death of the first partner. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59½ years old, and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest participating spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest participating spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest participating spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only one surviving participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

Under the age-based lump sum settlement option if there are two surviving participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

Youngest Participating Spouse’s Age Nearest Birthday	Multiplier
60-64	8.4
65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

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In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that civil union partners are not eligible for spousal continuation under the Code.

The death benefit under the Joint GLWB rider ceases after the death benefit adjustment, if any, for the second participating spouse.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above. See Appendix C for a description of the optional living benefit riders that we offered in the past.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	1.30% (maximum) 0.65% (current)

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GLWB Preferred I.S.

• Provides guaranteed withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 7% annual credit to the GLWB base for each of the first fifteen years if you take no withdrawals .

• Withdrawal percentages guaranteed not to decrease until the later of the 15th rider anniversary or the date the Contract Value is reduced to zero, other than by an excess withdrawal.

• Lifetime annuity amount determined by formula utilizing an average 10-year U.S. Treasury Rate.

• Investment restrictions (fewer available investment options).

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.20% (current)
Joint GLWB Preferred I.S.

• Like the GLWB Preferred I.S. except that it provides guaranteed withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.40% (current)

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GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.35% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

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Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 888.925.6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust)

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any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which

Form 8578	89

are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 8578	90

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Fidelity® VIP Government Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $64,000 in 2019, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $64,000 and $74,000. For married couples filing jointly, the applicable dollar limitation is $103,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $103,000-$123,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $74,000 for individuals and $123,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $6,000 in 2019 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2019. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $6,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $19,000 for 2019.

Form 8578	91

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $56,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $12,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $12,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or

Form 8578	92

SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2019, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $203,000 for married individuals filing jointly and less than $137,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $193,000 and $203,000 for married and between $122,000 and $137,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the

Form 8578	93

owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $13,000 in 2018. Employees age 50 and older may contribute an additional $3,000 in 2018. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8578	94

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 3 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%, Year 4 – 6%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8578	95

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2009	$5.12	$7.02	1,063
	2010	$7.02	$7.46	1,073
	2011	$7.46	$7.10	9,817
	2012	$7.10	$8.10	9,440
	2013	$8.10	$10.99	6,911
	2014	$10.99	$12.35	98,014
	2015	$12.35	$11.71	36,631
	2016	$11.71	$13.01	25,771
	2017	$13.01	$14.70	6,900
	2018	$14.70	$12.48	0

ON Bond Portfolio	2009	$12.43	$14.81	4,900
	2010	$14.81	$15.74	13,802
	2011	$15.74	$16.49	21,439
	2012	$16.49	$17.42	31,218
	2013	$17.42	$16.84	14,313
	2014	$16.84	$17.56	16,869
	2015	$17.56	$16.95	4,053
	2016	$16.95	$18.02	27,852
	2017	$18.02	$18.85	31,309
	2018	$18.85	$18.00	23,240

ON BlackRock Balanced Allocation Portfolio	2009	$6.32	$8.29	0
	2010	$8.29	$9.25	0
	2011	$9.25	$8.74	0
	2012	$8.74	$9.64	3,674
	2013	$9.64	$12.40	0
	2014	$12.40	$13.70	0
	2015	$13.70	$13.79	0
	2016	$13.79	$14.98	0
	2017	$14.98	$17.86	0
	2018	$17.86	$15.03	0

ON S&P 500® Index Portfolio	2009	$8.17	$10.12	0
	2010	$10.12	$11.42	21,723

Form 8578	96

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$11.42	$11.45	22,602
	2012	$11.45	$13.01	23,688
	2013	$13.01	$16.89	25,279
	2014	$16.89	$18.82	2,205
	2015	$18.82	$18.71	9,838
	2016	$18.71	$20.55	30,932
	2017	$20.55	$24.58	20,437
	2018	$24.58	$23.05	13,440

ON International Equity Portfolio	2009	$6.76	$9.20	2,819
	2010	$9.20	$10.59	7,270
	2011	$10.59	$8.82	9,460
	2012	$8.82	$10.45	15,564
	2013	$10.45	$11.50	6,806
	2014	$11.50	$10.26	964
	2015	$10.26	$10.07	0
	2016	$10.07	$9.43	0
	2017	$9.43	$11.79	0
	2018	$11.79	$10.07	0

ON Foreign Portfolio	2009	$9.59	$13.80	367
	2010	$13.80	$16.28	541
	2011	$16.28	$13.23	794
	2012	$13.23	$15.99	926
	2013	$15.99	$20.12	513
	2014	$20.12	$18.08	555
	2015	$18.08	$19.50	0
	2016	$19.50	$17.76	0
	2017	$17.76	$20.97	0
	2018	$20.97	$17.43	0

ON Capital Appreciation Portfolio	2009	$11.92	$16.78	1,284
	2010	$16.78	$19.34	3,958
	2011	$19.34	$18.74	5,943
	2012	$18.74	$21.71	6,624
	2013	$21.71	$28.76	4,006
	2014	$28.76	$30.76	43,132
	2015	$30.76	$29.68	13,487
	2016	$29.68	$33.53	2,789
	2017	$33.53	$38.26	1,134
	2018	$38.26	$32.57	2,086

ON Janus Henderson Forty Portfolio	2009	$4.14	$5.81	0
	2010	$5.81	$6.30	227
	2011	$6.30	$5.88	232
	2012	$5.88	$7.11	1,331

Form 8578	97

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$7.11	$9.21	9,393
	2014	$9.21	$9.95	15,937
	2015	$9.95	$10.79	21,171
	2016	$10.79	$11.00	20,609
	2017	$11.00	$13.84	15,481
	2018	$13.84	$14.34	0

ON Janus Henderson Enterprise Portfolio	2009	$8.87	$12.28	71
	2010	$12.28	$14.47	2,633
	2011	$14.47	$13.78	3,188
	2012	$13.78	$16.25	2,723
	2013	$16.25	$21.20	1,133
	2014	$21.20	$23.30	207
	2015	$23.30	$21.79	0
	2016	$21.79	$21.81	0
	2017	$21.81	$27.31	0
	2018	$27.31	$26.04	0

ON ClearBridge Small Cap Portfolio	2009	$14.47	$19.29	0
	2010	$19.29	$25.92	1,160
	2011	$25.92	$24.91	4,215
	2012	$24.91	$27.93	4,476
	2013	$27.93	$35.85	4,241
	2014	$35.85	$36.18	3,424
	2015	$36.18	$34.77	1,075
	2016	$34.77	$43.86	3,053
	2017	$43.86	$48.48	564
	2018	$48.48	$43.36	0

ON Federated High Income Bond Portfolio	2009	$10.43	$15.33	9,614
	2010	$15.33	$17.23	38,765
	2011	$17.23	$17.89	67,754
	2012	$17.89	$20.15	94,120
	2013	$20.15	$21.26	85,537
	2014	$21.26	$21.52	55,606
	2015	$21.52	$20.56	16,077
	2016	$20.56	$23.17	13,023
	2017	$23.17	$24.42	4,588
	2018	$24.42	$23.27	847

ON Federated Strategic Value Dividend Portfolio	2009	$7.99	$8.78	0
	2010	$8.78	$9.68	8,673
	2011	$9.68	$10.88	23,369
	2012	$10.88	$11.49	171,293
	2013	$11.49	$13.70	160,839
	2014	$13.70	$15.17	76,563

Form 8578	98

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$15.17	$15.58	23,386
	2016	$15.58	$17.02	22,891
	2017	$17.02	$19.22	11,240
	2018	$19.22	$17.33	13,397

ON Janus Henderson Venture Portfolio	2009	$3.81	$5.67	338
	2010	$5.67	$7.26	2,040
	2011	$7.26	$7.35	1,909
	2012	$7.35	$8.54	2,921
	2013	$8.54	$12.23	3,620
	2014	$12.23	$13.33	18,825
	2015	$13.33	$13.10	13,183
	2016	$13.10	$13.74	11,312
	2017	$13.74	$16.78	7,491
	2018	$16.78	$15.48	0

ON Nasdaq-100® Index Portfolio	2009	$2.73	$4.14	0
	2010	$4.14	$4.87	2,020
	2011	$4.87	$4.95	4,344
	2012	$4.95	$5.75	16,492
	2013	$5.75	$7.70	68,790
	2014	$7.70	$9.01	12,013
	2015	$9.01	$9.69	2,643
	2016	$9.69	$10.18	5,804
	2017	$10.18	$13.28	5,579
	2018	$13.28	$13.03	2,716

ON BlackRock Advantage Large Cap Core Portfolio	2009	$8.60	$11.51	13,218
	2010	$11.51	$12.82	35,084
	2011	$12.82	$11.73	70,489
	2012	$11.73	$13.08	79,026
	2013	$13.08	$18.20	56,885
	2014	$18.20	$20.41	34,617
	2015	$20.41	$20.93	8,283
	2016	$20.93	$23.05	3,469
	2017	$23.05	$28.58	0
	2018	$28.58	$23.09	0

ON BlackRock Advantage Small Cap Growth Portfolio	2009	$7.35	$9.82	12,962
	2010	$9.82	$12.01	30,965
	2011	$12.01	$10.73	66,538
	2012	$10.73	$11.77	67,040
	2013	$11.77	$16.31	47,697
	2014	$16.31	$17.06	30,245
	2015	$17.06	$16.10	6,888
	2016	$16.10	$16.58	1,434

Form 8578	99

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$16.58	$19.86	0
	2018	$19.86	$18.55	0

ON ICON Balanced Portfolio	2009	$10.15	$12.49	0
	2010	$12.49	$13.27	0
	2011	$13.27	$13.37	0
	2012	$13.37	$14.92	11,682
	2013	$14.92	$16.95	87,467
	2014	$16.95	$17.70	238,621
	2015	$17.70	$17.69	255,568
	2016	$17.69	$18.23	238,025
	2017	$18.23	$19.92	66,455
	2018	$19.92	$17.55	50,545

ON S&P MidCap 400® Index Portfolio	2009	$6.66	$7.53	1,433
	2010	$7.53	$8.87	2,472
	2011	$8.87	$8.61	17,482
	2012	$8.61	$9.78	17,197
	2013	$9.78	$13.17	21,623
	2014	$13.17	$13.94	17,985
	2015	$13.94	$13.29	6,189
	2016	$13.29	$14.33	3,380
	2017	$14.33	$16.31	6,036
	2018	$16.31	$14.23	4,857

ON BlackRock Advantage Large Cap Growth Portfolio	2009	$5.99	$8.40	0
	2010	$8.40	$9.33	32,679
	2011	$9.33	$9.03	63,519
	2012	$9.03	$9.90	74,385
	2013	$9.90	$13.52	55,757
	2014	$13.52	$14.92	35,244
	2015	$14.92	$15.54	5,068
	2016	$15.54	$16.49	3,225
	2017	$16.49	$21.07	0
	2018	$21.07	$17.67	0

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.72	25,394
	2015	$10.72	$10.42	197,034
	2016	$10.42	$10.66	136,497
	2017	$10.66	$12.35	94,694
	2018	$12.35	$12.07	139,715

ON Conservative Model Portfolio	2017	$10.00	$10.40	0
	2018	$10.40	$9.94	0

ON Moderately Conservative Model Portfolio	2017	$10.00	$10.56	0

Form 8578	100

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$10.56	$9.82	0

ON Balanced Model Portfolio	2017	$10.00	$10.68	20,497
	2018	$10.68	$9.70	479

ON Moderate Growth Model Portfolio	2017	$10.00	$10.92	30,072
	2018	$10.92	$9.66	17,176

ON Growth Model Portfolio	2017	$10.00	$11.01	0
	2018	$11.01	$9.59	0

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2016	$17.36	$18.88	0
	2017	$18.88	$22.07	0
	2018	$22.07	$20.47	0

AB VPS Small Cap Growth Portfolio	2016	$23.62	$26.13	0
	2017	$26.13	$34.44	0
	2018	$34.44	$33.55	0

AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.70	0
	2012	$9.70	$10.32	157,750
	2013	$10.32	$11.38	210,504
	2014	$11.38	$11.69	239,877
	2015	$11.69	$11.37	192,894
	2016	$11.37	$11.58	77,641
	2017	$11.58	$13.04	43,819
	2018	$13.04	$11.90	16,253

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.34	75,256
	2016	$9.34	$9.60	56,082
	2017	$9.60	$10.54	29,813
	2018	$10.54	$9.88	16,705

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2009	$6.14	$8.26	46,311
	2010	$8.26	$8.95	368
	2011	$8.95	$8.20	1,009
	2012	$8.20	$9.31	1,248
	2013	$9.31	$10.89	773
	2014	$10.89	$10.74	435
	2015	$10.74	$10.30	0
	2016	$10.30	$10.08	5,224
	2017	$10.08	$12.19	5,027
	2018	$12.19	$10.18	4,754

Form 8578	101

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.83	534,210
	2013	$10.83	$10.82	551,565
	2014	$10.82	$11.27	320,789
	2015	$11.27	$10.61	262,964
	2016	$10.61	$11.66	132,536
	2017	$11.66	$12.62	74,551
	2018	$12.62	$11.59	27,900

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2009	$10.33	$12.43	0
	2010	$12.43	$14.09	0
	2011	$14.09	$15.10	2,769
	2012	$15.10	$16.38	12,057
	2013	$16.38	$19.50	1,216
	2014	$19.50	$20.72	532
	2015	$20.72	$19.86	312
	2016	$19.86	$21.06	312
	2017	$21.06	$26.35	0
	2018	$26.35	$24.12	0

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2009	$6.27	$7.97	26,447
	2010	$7.97	$9.25	47,059
	2011	$9.25	$7.88	56,372
	2012	$7.88	$9.08	62,914
	2013	$9.08	$12.50	16,304
	2014	$12.50	$13.48	1,681
	2015	$13.48	$14.10	1,681
	2016	$14.10	$14.36	875
	2017	$14.36	$18.11	875
	2018	$18.11	$18.56	589

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$11.10	103,572
	2013	$11.10	$13.32	264,906
	2014	$13.32	$13.63	474,259
	2015	$13.63	$12.42	391,855
	2016	$12.42	$13.18	339,183
	2017	$13.18	$15.33	229,264
	2018	$15.33	$13.82	53,344

Federated Managed Volatility Fund II (Service Shares)	2018	$10.00	$9.05	4,666

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2009	$8.35	$11.15	13,615

Form 8578	102

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$11.15	$12.84	52,146
	2011	$12.84	$12.30	86,224
	2012	$12.30	$14.07	93,334
	2013	$14.07	$18.16	66,178
	2014	$18.16	$19.97	34,981
	2015	$19.97	$19.76	9,697
	2016	$19.76	$20.97	11,632
	2017	$20.97	$25.12	11,302
	2018	$25.12	$23.11	1,280

Fidelity® VIP Mid Cap Portfolio	2009	$13.67	$18.82	3,654
	2010	$18.82	$23.84	104,804
	2011	$23.84	$20.94	65,001
	2012	$20.94	$23.63	70,295
	2013	$23.63	$31.63	47,982
	2014	$31.63	$33.04	30,143
	2015	$33.04	$32.02	6,677
	2016	$32.02	$35.31	4,567
	2017	$35.31	$41.94	1,497
	2018	$41.94	$35.21	1,462

Fidelity® VIP Growth Portfolio	2009	$4.40	$5.55	0
	2010	$5.55	$6.77	6,422
	2011	$6.77	$6.67	9,519
	2012	$6.67	$7.52	6,200
	2013	$7.52	$10.07	9,709
	2014	$10.07	$11.02	15,989
	2015	$11.02	$11.61	16,744
	2016	$11.61	$11.50	16,283
	2017	$11.50	$15.27	11,379
	2018	$15.27	$14.98	0

Fidelity® VIP Equity-Income Portfolio	2009	$8.18	$10.47	3,018
	2010	$10.47	$11.85	21,560
	2011	$11.85	$11.75	28,524
	2012	$11.75	$13.55	29,206
	2013	$13.55	$17.07	29,307
	2014	$17.07	$18.24	10,340
	2015	$18.24	$17.21	622
	2016	$17.21	$19.96	3,636
	2017	$19.96	$22.15	3,519
	2018	$22.15	$19.96	1,411

Fidelity® VIP Real Estate Portfolio	2009	$5.28	$7.15	280
	2010	$7.15	$9.16	34,778
	2011	$9.16	$9.73	90,525

Form 8578	103

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$9.73	$11.34	71,505
	2013	$11.34	$11.35	68,334
	2014	$11.35	$14.52	41,434
	2015	$14.52	$14.80	11,772
	2016	$14.80	$15.38	8,060
	2017	$15.38	$15.72	3,274
	2018	$15.72	$14.49	0

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.33	29,531
	2014	$11.33	$11.81	81,500
	2015	$11.81	$11.48	118,045
	2016	$11.48	$11.88	90,321
	2017	$11.88	$13.61	231,349
	2018	$13.61	$12.60	123,180

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$10.94	$10.81	34,328
	2017	$10.81	$10.71	1,519
	2018	$10.71	$10.72	0

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2009	$6.90	$9.20	13,716
	2010	$9.20	$10.20	33,053
	2011	$10.20	$10.28	59,640
	2012	$10.28	$11.40	36,345
	2013	$11.40	$12.79	21,900
	2014	$12.79	$13.17	27,448
	2015	$13.17	$12.05	16,456
	2016	$12.05	$13.52	17,852
	2017	$13.52	$14.59	19,213
	2018	$14.59	$13.74	7,773

Franklin Flex Cap Growth VIP Fund	2009	$6.65	$8.69	66,683
	2010	$8.69	$9.94	144,319
	2011	$9.94	$9.31	220,354
	2012	$9.31	$10.02	171,860
	2013	$10.02	$13.56	126,178
	2014	$13.56	$14.15	1,188
	2015	$14.15	$14.55	288
	2016	$14.55	$13.91	1,993
	2017	$13.91	$17.37	1,993
	2018	$17.37	$17.64	0

Templeton Foreign VIP Fund	2009	$6.19	$8.34	8,106
	2010	$8.34	$8.91	187,326

Form 8578	104

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$8.91	$7.83	344,666
	2012	$7.83	$9.12	358,348
	2013	$9.12	$11.04	286,406
	2014	$11.04	$9.65	210,772
	2015	$9.65	$8.88	55,589
	2016	$8.88	$9.37	34,663
	2017	$9.37	$10.76	6,019
	2018	$10.76	$8.96	2,014

Franklin Allocation VIP Fund	2009	$6.60	$8.46	152
	2010	$8.46	$9.18	16,778
	2011	$9.18	$8.90	18,330
	2012	$8.90	$10.10	17,481
	2013	$10.10	$12.30	8,681
	2014	$12.30	$12.45	963
	2015	$12.45	$11.50	0
	2016	$11.50	$12.80	0
	2017	$12.80	$14.09	0
	2018	$14.09	$12.55	0

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.29	178,856
	2016	$9.29	$9.58	85,927
	2017	$9.58	$10.92	74,072
	2018	$10.92	$10.02	34,489

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2009	$6.55	$7.60	109,126
	2010	$7.60	$8.31	316,266
	2011	$8.31	$7.59	578,300
	2012	$7.59	$8.88	380,604
	2013	$8.88	$11.63	251,203
	2014	$11.63	$12.91	125,532
	2015	$12.91	$12.13	30,935
	2016	$12.13	$13.30	8,441
	2017	$13.30	$14.36	0
	2018	$14.36	$12.91	0

Goldman Sachs U.S. Equity Insights Fund	2009	$6.55	$7.79	0
	2010	$7.79	$8.64	0
	2011	$8.64	$8.85	0
	2012	$8.85	$9.95	0
	2013	$9.95	$13.45	0
	2014	$13.45	$15.40	0
	2015	$15.40	$15.11	0

Form 8578	105

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$15.11	$16.45	0
	2017	$16.45	$20.06	0
	2018	$20.06	$18.51	0

Goldman Sachs Strategic Growth Fund	2009	$5.91	$8.59	0
	2010	$8.59	$9.35	3,305
	2011	$9.35	$8.95	15,367
	2012	$8.95	$10.55	15,796
	2013	$10.55	$13.71	13,857
	2014	$13.71	$15.32	9,945
	2015	$15.32	$15.57	503
	2016	$15.57	$15.60	503
	2017	$15.60	$20.03	503
	2018	$20.03	$19.47	0

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.21	9,725
	2013	$10.21	$11.42	42,823
	2014	$11.42	$11.70	77,898
	2015	$11.70	$10.86	111,442
	2016	$10.86	$11.16	60,233
	2017	$11.16	$12.44	28,556
	2018	$12.44	$11.72	11,753

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2009	$9.10	$11.21	31,532
	2010	$11.21	$12.01	181,662
	2011	$12.01	$10.98	230,581
	2012	$10.98	$12.89	213,285
	2013	$12.89	$15.89	127,093
	2014	$15.89	$14.83	34,511
	2015	$14.83	$13.39	7,684
	2016	$13.39	$12.85	5,339
	2017	$12.85	$14.98	5,066
	2018	$14.98	$13.95	2,152

Ivy VIP Natural Resources	2009	$6.04	$10.34	9,187
	2010	$10.34	$11.92	31,414
	2011	$11.92	$9.23	53,384
	2012	$9.23	$9.26	61,160
	2013	$9.26	$9.84	40,868
	2014	$9.84	$8.43	25,818
	2015	$8.43	$6.44	7,586
	2016	$6.44	$7.86	13,923
	2017	$7.86	$7.97	11,951
	2018	$7.97	$6.03	1,296

Form 8578	106

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ivy VIP Science and Technology	2009	$8.22	$11.64	2,647
	2010	$11.64	$12.94	9,126
	2011	$12.94	$12.01	10,114
	2012	$12.01	$15.12	11,028
	2013	$15.12	$23.30	6,520
	2014	$23.30	$23.63	4,003
	2015	$23.63	$22.61	1,878
	2016	$22.61	$22.62	1,382
	2017	$22.62	$29.44	3,901
	2018	$29.44	$27.48	371

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2009	$4.31	$5.77	1,924
	2010	$5.77	$6.50	1,597
	2011	$6.50	$6.05	1,348
	2012	$6.05	$7.05	1,142
	2013	$7.05	$9.03	0
	2014	$9.03	$10.03	0
	2015	$10.03	$10.38	0
	2016	$10.38	$10.26	0
	2017	$10.26	$12.89	0
	2018	$12.89	$12.34	0

Janus Henderson Overseas Portfolio	2009	$7.50	$13.24	13,739
	2010	$13.24	$16.31	27,338
	2011	$16.31	$10.87	36,851
	2012	$10.87	$12.12	33,452
	2013	$12.12	$13.65	17,603
	2014	$13.65	$11.82	6,477
	2015	$11.82	$10.62	0
	2016	$10.62	$9.76	0
	2017	$9.76	$12.58	0
	2018	$12.58	$10.52	0

Janus Henderson Global Research Portfolio	2009	$3.95	$5.35	163
	2010	$5.35	$6.09	3,267
	2011	$6.09	$5.16	3,889
	2012	$5.16	$6.10	4,121
	2013	$6.10	$7.69	4,030
	2014	$7.69	$8.12	0
	2015	$8.12	$7.80	0
	2016	$7.80	$7.82	0
	2017	$7.82	$9.77	0
	2018	$9.77	$8.94	0

Janus Henderson Balanced Portfolio	2009	$10.37	$12.83	578

Form 8578	107

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$12.83	$13.67	4,419
	2011	$13.67	$13.65	4,725
	2012	$13.65	$15.24	17,169
	2013	$15.24	$17.99	67,817
	2014	$17.99	$19.19	47,628
	2015	$19.19	$18.98	22,677
	2016	$18.98	$19.51	10,927
	2017	$19.51	$22.71	19,643
	2018	$22.71	$22.47	68,514

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.89	6,020
	2013	$9.89	$12.16	126,429
	2014	$12.16	$14.10	367,449
	2015	$14.10	$14.46	578,808
	2016	$14.46	$15.63	284,628
	2017	$15.63	$17.78	194,695
	2018	$17.78	$16.71	97,061

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.77	0
	2016	$9.77	$9.84	14,170
	2017	$9.84	$10.02	10,399
	2018	$10.02	$9.75	2,564

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$10.00	$20.82	872
	2012	$20.82	$24.69	4,413
	2013	$24.69	$32.18	23,153
	2014	$32.18	$36.50	6,772
	2015	$36.50	$35.00	325
	2016	$35.00	$39.55	323
	2017	$39.55	$44.34	1,756
	2018	$44.34	$38.51	1,435

JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$10.00	$12.39	0
	2012	$12.39	$14.62	1,856
	2013	$14.62	$20.50	1,502
	2014	$20.50	$22.13	543
	2015	$22.13	$20.65	0
	2016	$20.65	$24.46	0
	2017	$24.46	$27.77	0
	2018	$27.77	$24.09	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	2009	$10.77	$16.19	9,370
	2010	$16.19	$19.74	16,824

Form 8578	108

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$19.74	$17.68	42,442
	2012	$17.68	$19.20	4,528
	2013	$19.20	$25.59	4,783
	2014	$25.59	$27.99	2,586
	2015	$27.99	$26.92	1,187
	2016	$26.92	$30.71	1,442
	2017	$30.71	$34.48	1,432
	2018	$34.48	$29.47	236

Lazard Retirement Emerging Markets Equity Portfolio	2009	$16.85	$28.20	7,357
	2010	$28.20	$34.10	47,961
	2011	$34.10	$27.55	38,743
	2012	$27.55	$33.12	36,648
	2013	$33.12	$32.22	38,267
	2014	$32.22	$30.28	24,702
	2015	$30.28	$23.85	11,547
	2016	$23.85	$28.38	8,101
	2017	$28.38	$35.74	4,355
	2018	$35.74	$28.67	1,946

Lazard Retirement International Equity Portfolio	2009	$9.33	$11.17	42,752
	2010	$11.17	$11.74	130,697
	2011	$11.74	$10.73	249,941
	2012	$10.73	$12.80	275,223
	2013	$12.80	$15.23	235,351
	2014	$15.23	$14.37	167,735
	2015	$14.37	$14.41	38,953
	2016	$14.41	$13.59	23,379
	2017	$13.59	$16.38	5,907
	2018	$16.38	$13.89	4,755

Lazard Retirement US Equity Select Portfolio	2009	$7.62	$9.52	1,047
	2010	$9.52	$10.59	1,037
	2011	$10.59	$10.63	1,245
	2012	$10.63	$11.94	1,441
	2013	$11.94	$15.07	388
	2014	$15.07	$17.03	355
	2015	$17.03	$15.87	0
	2016	$15.87	$17.10	0
	2017	$17.10	$19.90	0
	2018	$19.90	$18.96	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.47	16,331
	2013	$10.47	$12.33	41,293
	2014	$12.33	$12.47	55,728
	2015	$12.47	$12.23	175,123

Form 8578	109

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$12.23	$12.45	99,008
	2017	$12.45	$14.78	240,278
	2018	$14.78	$13.61	153,139

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2009	$8.62	$10.44	0
	2010	$10.44	$11.55	1,161
	2011	$11.55	$12.28	18,396
	2012	$12.28	$13.81	17,355
	2013	$13.81	$17.14	18,312
	2014	$17.14	$19.18	15,735
	2015	$19.18	$18.09	0
	2016	$18.09	$20.49	2,020
	2017	$20.49	$24.06	2,020
	2018	$24.06	$22.55	2,020

ClearBridge Variable Large Cap Value Portfolio	2009	$10.19	$12.50	0
	2010	$12.50	$13.48	0
	2011	$13.48	$13.94	5,680
	2012	$13.94	$16.00	5,187
	2013	$16.00	$20.86	4,534
	2014	$20.86	$22.96	14,878
	2015	$22.96	$21.97	7,419
	2016	$21.97	$24.46	5,924
	2017	$24.46	$27.68	7,016
	2018	$27.68	$24.85	4,218

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.76	357,102
	2013	$10.76	$12.55	791,613
	2014	$12.55	$13.19	923,418
	2015	$13.19	$12.31	1,176,268
	2016	$12.31	$12.11	807,068
	2017	$12.11	$13.61	335,289
	2018	$13.61	$12.46	178,825

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.72	68,053
	2016	$9.72	$9.97	48,779
	2017	$9.97	$10.39	16,105
	2018	$10.39	$9.96	11,182

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2009	$4.93	$6.86	0
	2010	$6.86	$8.73	823

Form 8578	110

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$8.73	$8.07	2,794
	2012	$8.07	$9.26	2,936
	2013	$9.26	$12.51	8,439
	2014	$12.51	$13.38	3,378
	2015	$13.38	$13.77	1,700
	2016	$13.77	$14.19	1,700
	2017	$14.19	$17.72	1,700
	2018	$17.72	$17.62	0

MFS® New Discovery Series	2009	$7.37	$11.84	704
	2010	$11.84	$15.85	5,334
	2011	$15.85	$13.98	6,842
	2012	$13.98	$16.65	2,946
	2013	$16.65	$23.17	2,506
	2014	$23.17	$21.11	691
	2015	$21.11	$20.35	347
	2016	$20.35	$21.82	347
	2017	$21.82	$27.16	347
	2018	$27.16	$26.29	0

MFS® Total Return Series	2009	$10.41	$12.07	3,170
	2010	$12.07	$13.04	13,396
	2011	$13.04	$13.05	31,318
	2012	$13.05	$14.27	37,630
	2013	$14.27	$16.69	22,593
	2014	$16.69	$17.80	14,405
	2015	$17.80	$17.43	419
	2016	$17.43	$18.69	419
	2017	$18.69	$20.63	8,756
	2018	$20.63	$19.13	9,008

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.73	21,387
	2016	$9.73	$10.14	0
	2017	$10.14	$12.80	0
	2018	$12.80	$12.68	0

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2009	$11.27	$12.14	1,975
	2010	$12.14	$12.78	6,422
	2011	$12.78	$13.27	12,212
	2012	$13.27	$14.28	12,485
	2013	$14.28	$13.99	30,893
	2014	$13.99	$14.82	16,717

Form 8578	111

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$14.82	$14.48	0
	2016	$14.48	$15.10	0
	2017	$15.10	$15.76	0
	2018	$15.76	$15.38	0

Morgan Stanley VIF U.S. Real Estate Portfolio	2009	$13.28	$16.81	9,470
	2010	$16.81	$21.46	3,797
	2011	$21.46	$22.34	4,556
	2012	$22.34	$25.44	4,191
	2013	$25.44	$25.51	4,265
	2014	$25.51	$32.53	903
	2015	$32.53	$32.66	0
	2016	$32.66	$34.29	842
	2017	$34.29	$34.75	842
	2018	$34.75	$31.50	0

Morgan Stanley VIF Growth Portfolio	2009	$6.12	$9.95	0
	2010	$9.95	$12.02	592
	2011	$12.02	$11.48	564
	2012	$11.48	$12.90	554
	2013	$12.90	$18.78	4,189
	2014	$18.78	$19.63	9,450
	2015	$19.63	$21.65	11,443
	2016	$21.65	$20.92	10,547
	2017	$20.92	$29.44	1,462
	2018	$29.44	$31.12	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2009	$5.50	$7.92	0
	2010	$7.92	$9.82	3,373
	2011	$9.82	$9.03	3,322
	2012	$9.03	$10.26	2,014
	2013	$10.26	$13.83	1,732
	2014	$13.83	$15.47	4,217
	2015	$15.47	$13.94	4,042
	2016	$13.94	$15.93	3,481
	2017	$15.93	$18.26	3,329
	2018	$18.26	$15.20	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.77	1,553
	2012	$9.77	$10.44	487,933
	2013	$10.44	$11.10	755,272
	2014	$11.10	$11.27	820,306
	2015	$11.27	$10.60	732,053

Form 8578	112

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$10.60	$11.10	184,015
	2017	$11.10	$12.09	60,669
	2018	$12.09	$11.19	13,715

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.70	13,424
	2012	$9.70	$10.38	537,518
	2013	$10.38	$11.49	703,395
	2014	$11.49	$11.64	660,102
	2015	$11.64	$10.74	603,246
	2016	$10.74	$11.25	153,862
	2017	$11.25	$12.62	63,952
	2018	$12.62	$11.53	4,941

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.57	17,360
	2012	$9.57	$10.20	579,059
	2013	$10.20	$11.65	696,083
	2014	$11.65	$11.63	811,211
	2015	$11.63	$10.41	587,196
	2016	$10.41	$10.83	109,446
	2017	$10.83	$12.55	83,923
	2018	$12.55	$11.29	28,281

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.18	25,516
	2016	$9.18	$9.59	63,844
	2017	$9.59	$10.45	78,746
	2018	$10.45	$9.66	73,991

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$8.95	26,572
	2016	$8.95	$9.36	29,226
	2017	$9.36	$10.50	29,637
	2018	$10.50	$9.58	29,769

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$8.74	35,116
	2016	$8.74	$9.09	35,295
	2017	$9.09	$10.52	36,016
	2018	$10.52	$9.44	37,068

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2009	$12.22	$14.25	32,080
	2010	$14.25	$15.18	126,954
	2011	$15.18	$16.71	206,989
	2012	$16.71	$17.90	291,530
	2013	$17.90	$16.01	267,636

Form 8578	113

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$16.01	$16.26	178,709
	2015	$16.26	$15.59	33,292
	2016	$15.59	$16.15	19,002
	2017	$16.15	$16.50	4,480
	2018	$16.50	$15.89	2,196

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Total Return Portfolio	2009	$12.73	$14.30	128,635
	2010	$14.30	$15.23	388,046
	2011	$15.23	$15.55	605,726
	2012	$15.55	$16.79	763,517
	2013	$16.79	$16.22	664,141
	2014	$16.22	$16.66	538,290
	2015	$16.66	$16.49	180,298
	2016	$16.49	$16.68	176,629
	2017	$16.68	$17.25	164,369
	2018	$17.25	$16.90	12,154

PIMCO Global Bond Opportunities Portfolio (Unhedged)	2009	$13.14	$15.12	24,428
	2010	$15.12	$16.64	41,294
	2011	$16.64	$17.63	62,046
	2012	$17.63	$18.58	79,514
	2013	$18.58	$16.75	38,999
	2014	$16.75	$16.88	19,145
	2015	$16.88	$15.96	4,140
	2016	$15.96	$16.36	2,506
	2017	$16.36	$17.51	870
	2018	$17.51	$16.53	592

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$6.24	$8.71	14,534
	2010	$8.71	$10.68	47,464
	2011	$10.68	$9.73	95,448
	2012	$9.73	$10.10	118,107
	2013	$10.10	$8.49	121,757
	2014	$8.49	$6.82	17,480
	2015	$6.82	$4.99	8,768
	2016	$4.99	$5.67	3,386
	2017	$5.67	$5.70	10,180
	2018	$5.70	$4.82	14,422

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.01	58,693
	2013	$10.01	$10.99	185,994
	2014	$10.99	$11.46	250,785
	2015	$11.46	$10.66	397,614
	2016	$10.66	$11.32	433,716

Form 8578	114

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$11.32	$13.04	340,812
	2018	$13.04	$11.70	89,328

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	0
	2014	$9.99	$9.91	23,674
	2015	$9.91	$9.87	3,299
	2016	$9.87	$9.96	0
	2017	$9.96	$10.04	0
	2018	$10.04	$10.05	0

PIMCO Low Duration Portfolio	2015	$10.00	$9.85	19,490
	2016	$9.85	$9.84	12,491
	2017	$9.84	$9.83	0
	2018	$9.83	$9.71	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2009	$4.85	$6.81	12,330
	2010	$6.81	$7.48	1,402
	2011	$7.48	$7.37	2,071
	2012	$7.37	$8.40	3,046
	2013	$8.40	$11.34	1,271
	2014	$11.34	$12.25	1,952
	2015	$12.25	$13.40	1,859
	2016	$13.40	$13.03	1,823
	2017	$13.03	$17.48	1,807
	2018	$17.48	$17.01	0

Jennison 20/20 Focus Portfolio	2009	$9.00	$13.95	27,659
	2010	$13.95	$14.76	107,451
	2011	$14.76	$13.89	130,861
	2012	$13.89	$15.13	29,145
	2013	$15.13	$19.29	6,027
	2014	$19.29	$20.27	1,724
	2015	$20.27	$21.15	0
	2016	$21.15	$21.09	0
	2017	$21.09	$26.96	0
	2018	$26.96	$25.04	0

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2009	$14.46	$19.26	6,643
	2010	$19.26	$22.87	20,556
	2011	$22.87	$21.80	44,376
	2012	$21.80	$24.16	76,601
	2013	$24.16	$32.07	63,078
	2014	$32.07	$32.62	31,203

Form 8578	115

	ONcore Ultra II (1.50% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$32.62	$28.34	3,257
	2016	$28.34	$33.78	684
	2017	$33.78	$35.07	635
	2018	$35.07	$31.67	588

Royce Micro-Cap Portfolio	2009	$12.36	$19.24	886
	2010	$19.24	$24.64	3,050
	2011	$24.64	$21.34	5,010
	2012	$21.34	$22.62	5,585
	2013	$22.62	$26.96	2,728
	2014	$26.96	$25.61	3,283
	2015	$25.61	$22.09	1,045
	2016	$22.09	$26.05	2,951
	2017	$26.05	$27.00	2,841
	2018	$27.00	$24.19	373

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2013	$7.80	$10.62	924
	2014	$10.62	$11.98	65,565
	2015	$11.98	$11.40	172,902
	2016	$11.40	$12.71	201,072
	2017	$12.71	$14.41	10,457
	2018	$14.41	$12.27	17,088

ON Bond Portfolio	2013	$13.12	$12.72	13,218
	2014	$12.72	$13.32	14,538
	2015	$13.32	$12.89	21,331
	2016	$12.89	$13.75	23,152
	2017	$13.75	$14.44	22,895
	2018	$14.44	$13.83	24,136

ON BlackRock Balanced Allocation Portfolio	2013	$12.14	$15.67	0
	2014	$15.67	$17.37	0
	2015	$17.37	$17.54	0
	2016	$17.54	$19.12	0
	2017	$19.12	$22.88	0
	2018	$22.88	$19.32	0

ON S&P 500® Index Portfolio	2013	$11.58	$15.08	0
	2014	$15.08	$16.87	26,406
	2015	$16.87	$16.83	36,249
	2016	$16.83	$18.54	145,188

Form 8578	116

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$18.54	$22.25	44,053
	2018	$22.25	$20.95	39,177

ON International Equity Portfolio	2013	$9.93	$10.97	6,706
	2014	$10.97	$9.82	14,073
	2015	$9.82	$9.67	7,827
	2016	$9.67	$9.09	9,292
	2017	$9.09	$11.40	9,616
	2018	$11.40	$9.77	4,725

ON Foreign Portfolio	2013	$11.03	$13.92	1,198
	2014	$13.92	$12.55	853
	2015	$12.55	$13.58	5,746
	2016	$13.58	$12.42	10,039
	2017	$12.42	$14.71	9,818
	2018	$14.71	$12.27	10,384

ON Capital Appreciation Portfolio	2013	$12.71	$16.91	3,188
	2014	$16.91	$18.14	49,538
	2015	$18.14	$17.57	107,453
	2016	$17.57	$19.92	27,634
	2017	$19.92	$22.80	9,737
	2018	$22.80	$19.48	6,583

ON Janus Henderson Forty Portfolio	2013	$13.96	$18.14	0
	2014	$18.14	$19.66	89
	2015	$19.66	$21.41	76
	2016	$21.41	$21.89	76
	2017	$21.89	$27.64	430
	2018	$27.64	$28.75	2,777

ON Janus Henderson Enterprise Portfolio	2013	$11.54	$15.11	1,279
	2014	$15.11	$16.66	1,796
	2015	$16.66	$15.64	2,104
	2016	$15.64	$15.70	1,589
	2017	$15.70	$19.73	1,448
	2018	$19.73	$18.88	1,350

ON ClearBridge Small Cap Portfolio	2013	$15.53	$20.00	0
	2014	$20.00	$20.26	2,789
	2015	$20.26	$19.53	7,691
	2016	$19.53	$24.72	46,944
	2017	$24.72	$27.43	7,402
	2018	$27.43	$24.62	8,242

ON Federated High Income Bond Portfolio	2013	$15.66	$16.58	12,693

Form 8578	117

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$16.58	$16.85	27,485
	2015	$16.85	$16.14	57,471
	2016	$16.14	$18.26	88,468
	2017	$18.26	$19.31	16,101
	2018	$19.31	$18.47	17,608

ON Federated Strategic Value Dividend Portfolio	2013	$10.52	$12.59	36,849
	2014	$12.59	$13.99	70,134
	2015	$13.99	$14.42	108,557
	2016	$14.42	$15.80	178,172
	2017	$15.80	$17.91	29,055
	2018	$17.91	$16.21	23,491

ON Janus Henderson Venture Portfolio	2013	$16.69	$23.98	103
	2014	$23.98	$26.23	11,091
	2015	$26.23	$25.88	21,526
	2016	$25.88	$27.22	21,502
	2017	$27.22	$33.36	873
	2018	$33.36	$30.88	4,629

ON Nasdaq-100® Index Portfolio	2013	$16.80	$22.58	837
	2014	$22.58	$26.52	1,287
	2015	$26.52	$28.61	3,954
	2016	$28.61	$30.18	9,319
	2017	$30.18	$39.51	7,918
	2018	$39.51	$38.89	6,616

ON BlackRock Advantage Large Cap Core Portfolio	2013	$10.79	$15.06	11,490
	2014	$15.06	$16.96	27,197
	2015	$16.96	$17.45	49,457
	2016	$17.45	$19.28	41,681
	2017	$19.28	$23.98	739
	2018	$23.98	$19.45	742

ON BlackRock Advantage Small Cap Growth Portfolio	2013	$12.23	$17.02	8,601
	2014	$17.02	$17.86	21,447
	2015	$17.86	$16.91	36,061
	2016	$16.91	$17.47	16,349
	2017	$17.47	$21.00	0
	2018	$21.00	$19.69	0

ON ICON Balanced Portfolio	2013	$12.74	$14.52	14,983
	2014	$14.52	$15.21	104,335
	2015	$15.21	$15.26	182,946
	2016	$15.26	$15.78	225,798

Form 8578	118

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$15.78	$17.31	92,059
	2018	$17.31	$15.30	103,770

ON S&P MidCap 400® Index Portfolio	2013	$9.90	$13.38	1,884
	2014	$13.38	$14.22	2,943
	2015	$14.22	$13.60	17,233
	2016	$13.60	$14.72	16,197
	2017	$14.72	$16.81	15,680
	2018	$16.81	$14.71	11,086

ON BlackRock Advantage Large Cap Growth Portfolio	2013	$10.09	$13.83	8,636
	2014	$13.83	$15.32	20,911
	2015	$15.32	$16.01	34,804
	2016	$16.01	$17.05	33,391
	2017	$17.05	$21.87	0
	2018	$21.87	$18.40	0

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.75	0
	2015	$10.75	$10.49	0
	2016	$10.49	$10.75	11,486
	2017	$10.75	$12.51	39,950
	2018	$12.51	$12.27	121,225

ON Conservative Model Portfolio	2017	$10.00	$10.43	24,036
	2018	$10.43	$10.00	23,404

ON Moderately Conservative Model Portfolio	2017	$10.00	$10.59	611,988
	2018	$10.59	$9.88	283,358

ON Balanced Model Portfolio	2017	$10.00	$10.71	995,810
	2018	$10.71	$9.76	734,382

ON Moderate Growth Model Portfolio	2017	$10.00	$10.95	1,356,802
	2018	$10.95	$9.72	1,556,262

ON Growth Model Portfolio	2017	$10.00	$11.05	20,020
	2018	$11.05	$9.66	19,970

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2016	$10.00	$10.90	0
	2017	$10.90	$12.78	0
	2018	$12.78	$11.90	0

AB VPS Small Cap Growth Portfolio	2016	$10.00	$11.09	0
	2017	$11.09	$14.66	0

Form 8578	119

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$14.66	$14.33	2,623

AB VPS Dynamic Asset Allocation Portfolio	2013	$10.38	$11.49	0
	2014	$11.49	$11.83	1,215
	2015	$11.83	$11.55	1,219
	2016	$11.55	$11.80	124,887
	2017	$11.80	$13.34	133,996
	2018	$13.34	$12.21	149,736

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.36	0
	2016	$9.36	$9.65	9,049
	2017	$9.65	$10.64	18,078
	2018	$10.64	$10.01	27,955

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2013	$10.12	$11.88	1,969
	2014	$11.88	$11.76	1,425
	2015	$11.76	$11.32	5,064
	2016	$11.32	$11.11	6,502
	2017	$11.11	$13.48	6,186
	2018	$13.48	$11.30	5,501

Invesco V.I. Balanced-Risk Allocation Fund	2013	$10.86	$10.89	40,274
	2014	$10.89	$11.38	3,638
	2015	$11.38	$10.76	10,211
	2016	$10.76	$11.86	142,294
	2017	$11.86	$12.88	180,712
	2018	$12.88	$11.88	196,807

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2013	$12.88	$15.38	0
	2014	$15.38	$16.40	809
	2015	$16.40	$15.77	1,071
	2016	$15.77	$16.78	1,049
	2017	$16.78	$21.08	1,263
	2018	$21.08	$19.36	555

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2013	$9.23	$12.75	38,691
	2014	$12.75	$13.79	50,420
	2015	$13.79	$14.48	49,497
	2016	$14.48	$14.80	45,124
	2017	$14.80	$18.72	37,374
	2018	$18.72	$19.26	23,130

Form 8578	120

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Federated Managed Volatility Fund II (Primary Shares)	2013	$11.14	$13.41	0
	2014	$13.41	$13.78	777
	2015	$13.78	$12.59	4,128
	2016	$12.59	$13.40	134,592
	2017	$13.40	$15.65	178,699
	2018	$15.65	$14.16	223,826

Federated Managed Volatility Fund II (Service Shares)	2018	$10.00	$9.06	33,852

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2013	$12.16	$15.75	30,364
	2014	$15.75	$17.38	63,500
	2015	$17.38	$17.26	85,790
	2016	$17.26	$18.38	73,940
	2017	$18.38	$22.09	64,608
	2018	$22.09	$20.39	48,211

Fidelity® VIP Mid Cap Portfolio	2013	$12.69	$17.05	21,656
	2014	$17.05	$17.87	48,754
	2015	$17.87	$17.38	83,347
	2016	$17.38	$19.23	82,247
	2017	$19.23	$22.92	23,171
	2018	$22.92	$19.31	20,545

Fidelity® VIP Growth Portfolio	2013	$12.31	$16.55	0
	2014	$16.55	$18.17	612
	2015	$18.17	$19.20	5,263
	2016	$19.20	$19.08	5,356
	2017	$19.08	$25.44	4,445
	2018	$25.44	$25.04	14,955

Fidelity® VIP Equity-Income Portfolio	2013	$10.66	$13.47	1,995
	2014	$13.47	$14.45	23,392
	2015	$14.45	$13.68	13,158
	2016	$13.68	$15.92	12,134
	2017	$15.92	$17.73	11,837
	2018	$17.73	$16.03	9,369

Fidelity® VIP Real Estate Portfolio	2013	$11.52	$11.58	10,503
	2014	$11.58	$14.86	23,235
	2015	$14.86	$15.20	48,908
	2016	$15.20	$15.85	47,717
	2017	$15.85	$16.26	8,022
	2018	$16.26	$15.04	6,491

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.37	0

Form 8578	121

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$11.37	$11.88	0
	2015	$11.88	$11.59	1,704
	2016	$11.59	$12.04	17,635
	2017	$12.04	$13.84	45,379
	2018	$13.84	$12.86	127,482

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$9.76	$9.68	10,863
	2017	$9.68	$9.63	19,508
	2018	$9.63	$9.66	6,246

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2013	$11.59	$13.04	10,674
	2014	$13.04	$13.48	18,772
	2015	$13.48	$12.37	25,741
	2016	$12.37	$13.93	20,822
	2017	$13.93	$15.08	25,321
	2018	$15.08	$14.25	33,026

Franklin Flex Cap Growth VIP Fund	2013	$10.19	$13.83	23,067
	2014	$13.83	$14.48	12,198
	2015	$14.48	$14.94	12,450
	2016	$14.94	$14.33	8,675
	2017	$14.33	$17.96	8,077
	2018	$17.96	$18.30	6,941

Templeton Foreign VIP Fund	2013	$9.27	$11.25	61,063
	2014	$11.25	$9.88	173,366
	2015	$9.88	$9.12	310,181
	2016	$9.12	$9.65	310,913
	2017	$9.65	$11.13	46,575
	2018	$11.13	$9.29	41,805

Franklin Allocation VIP Fund	2013	$10.26	$12.54	5,216
	2014	$12.54	$12.74	12,779
	2015	$12.74	$11.81	11,431
	2016	$11.81	$13.19	10,274
	2017	$13.19	$14.57	6,325
	2018	$14.57	$13.03	5,197

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.31	0
	2016	$9.31	$9.63	16,811
	2017	$9.63	$11.02	47,533

Form 8578	122

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$11.02	$10.15	83,110

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2013	$9.03	$11.86	48,118
	2014	$11.86	$13.21	83,916
	2015	$13.21	$12.46	160,405
	2016	$12.46	$13.71	91,815
	2017	$13.71	$14.85	2,790
	2018	$14.85	$13.40	3,049

Goldman Sachs U.S. Equity Insights Fund	2013	$10.11	$13.72	0
	2014	$13.72	$15.76	0
	2015	$15.76	$15.52	320
	2016	$15.52	$16.95	295
	2017	$16.95	$20.74	1,819
	2018	$20.74	$19.20	1,703

Goldman Sachs Strategic Growth Fund	2013	$10.72	$13.99	670
	2014	$13.99	$15.68	4,224
	2015	$15.68	$15.99	13,949
	2016	$15.99	$16.07	13,821
	2017	$16.07	$20.71	14,086
	2018	$20.71	$20.20	13,203

Goldman Sachs Global Trends Allocation Fund	2013	$10.23	$11.49	0
	2014	$11.49	$11.81	0
	2015	$11.81	$10.99	0
	2016	$10.99	$11.34	9,011
	2017	$11.34	$12.68	25,184
	2018	$12.68	$11.99	34,341

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2013	$13.08	$16.18	37,541
	2014	$16.18	$15.15	128,482
	2015	$15.15	$13.73	122,142
	2016	$13.73	$13.23	117,828
	2017	$13.23	$15.47	101,623
	2018	$15.47	$14.46	77,245

Ivy VIP Natural Resources	2013	$9.40	$10.02	19,383
	2014	$10.02	$8.61	37,292
	2015	$8.61	$6.61	44,757
	2016	$6.61	$8.09	41,191
	2017	$8.09	$8.23	46,034
	2018	$8.23	$6.25	47,214

Form 8578	123

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ivy VIP Science and Technology	2013	$15.35	$23.73	4,343
	2014	$23.73	$24.14	7,257
	2015	$24.14	$23.18	9,177
	2016	$23.18	$23.27	10,187
	2017	$23.27	$30.39	8,987
	2018	$30.39	$28.47	6,082

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2013	$12.41	$15.94	528
	2014	$15.94	$17.77	441
	2015	$17.77	$18.46	0
	2016	$18.46	$18.30	0
	2017	$18.30	$23.08	0
	2018	$23.08	$22.17	0

Janus Henderson Overseas Portfolio	2013	$12.37	$13.97	12,657
	2014	$13.97	$12.14	22,534
	2015	$12.14	$10.95	18,450
	2016	$10.95	$10.10	15,441
	2017	$10.10	$13.06	12,804
	2018	$13.06	$10.95	41,181

Janus Henderson Global Research Portfolio	2013	$10.94	$13.85	0
	2014	$13.85	$14.68	1,915
	2015	$14.68	$14.14	3,481
	2016	$14.14	$14.24	11,161
	2017	$14.24	$17.83	10,289
	2018	$17.83	$16.38	10,209

Janus Henderson Balanced Portfolio	2013	$14.61	$17.30	969
	2014	$17.30	$18.51	9,637
	2015	$18.51	$18.38	3,059
	2016	$18.38	$18.96	9,652
	2017	$18.96	$22.14	45,229
	2018	$22.14	$21.98	57,232

Janus Henderson U.S. Low Volatility Portfolio	2013	$9.90	$12.21	0
	2014	$12.21	$14.21	7,568
	2015	$14.21	$14.63	6,929
	2016	$14.63	$15.86	202,958
	2017	$15.86	$18.11	270,524
	2018	$18.11	$17.08	299,239

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.80	2,985
	2016	$9.80	$9.90	5,226
	2017	$9.90	$10.12	8,801

Form 8578	124

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$10.12	$9.87	8,691

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2013	$13.45	$17.59	13,186
	2014	$17.59	$20.02	12,235
	2015	$20.02	$19.26	20,272
	2016	$19.26	$21.84	13,332
	2017	$21.84	$24.57	10,901
	2018	$24.57	$21.41	8,607

JPMorgan Insurance Trust Small Cap Core Portfolio	2013	$11.86	$16.68	572
	2014	$16.68	$18.07	2,332
	2015	$18.07	$16.92	7,205
	2016	$16.92	$20.11	5,793
	2017	$20.11	$22.91	4,550
	2018	$22.91	$19.95	1,251

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	2013	$11.84	$15.84	0
	2014	$15.84	$17.38	4,542
	2015	$17.38	$16.78	2,315
	2016	$16.78	$19.20	2,681
	2017	$19.20	$21.63	2,670
	2018	$21.63	$18.56	3,338

Lazard Retirement Emerging Markets Equity Portfolio	2013	$16.02	$15.64	28,996
	2014	$15.64	$14.74	64,113
	2015	$14.74	$11.65	103,271
	2016	$11.65	$13.91	86,612
	2017	$13.91	$17.58	22,684
	2018	$17.58	$14.16	30,422

Lazard Retirement International Equity Portfolio	2013	$10.63	$12.69	48,221
	2014	$12.69	$12.02	140,703
	2015	$12.02	$12.09	257,735
	2016	$12.09	$11.44	278,936
	2017	$11.44	$13.84	28,154
	2018	$13.84	$11.78	15,611

Lazard Retirement US Equity Select Portfolio	2013	$11.30	$14.30	1,062
	2014	$14.30	$16.22	1,052
	2015	$16.22	$15.16	1,412
	2016	$15.16	$16.40	1,562
	2017	$16.40	$19.15	3,073
	2018	$19.15	$18.30	2,651

Form 8578	125

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2013	$10.49	$12.40	0
	2014	$12.40	$12.59	0
	2015	$12.59	$12.39	0
	2016	$12.39	$12.65	108,896
	2017	$12.65	$15.08	141,726
	2018	$15.08	$13.92	200,197

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2013	$11.75	$14.63	0
	2014	$14.63	$16.43	1,284
	2015	$16.43	$15.54	23,295
	2016	$15.54	$17.67	18,530
	2017	$17.67	$20.82	17,912
	2018	$20.82	$19.58	13,948

ClearBridge Variable Large Cap Value Portfolio	2013	$11.58	$15.15	1,787
	2014	$15.15	$16.73	5,521
	2015	$16.73	$16.06	28,849
	2016	$16.06	$17.95	25,007
	2017	$17.95	$20.38	23,726
	2018	$20.38	$18.35	29,943

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2013	$10.80	$12.64	34,226
	2014	$12.64	$13.33	90,091
	2015	$13.33	$12.48	185,428
	2016	$12.48	$12.32	365,559
	2017	$12.32	$13.89	416,714
	2018	$13.89	$12.76	481,832

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.74	295,651
	2016	$9.74	$10.03	379,514
	2017	$10.03	$10.48	22,721
	2018	$10.48	$10.09	12,409

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2013	$10.77	$14.62	0
	2014	$14.62	$15.69	7,433
	2015	$15.69	$16.20	7,941
	2016	$16.20	$16.75	1,598
	2017	$16.75	$20.98	1,396
	2018	$20.98	$20.94	2,563

Form 8578	126

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

MFS® New Discovery Series	2013	$16.26	$22.70	309
	2014	$22.70	$20.76	2,198
	2015	$20.76	$20.08	688
	2016	$20.08	$21.60	652
	2017	$21.60	$26.98	453
	2018	$26.98	$26.21	671

MFS® Total Return Series	2013	$11.86	$13.92	1,501
	2014	$13.92	$14.90	9,479
	2015	$14.90	$14.64	23,458
	2016	$14.64	$15.75	8,407
	2017	$15.75	$17.45	9,872
	2018	$17.45	$16.23	11,933

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.75	2,537
	2016	$9.75	$10.20	2,459
	2017	$10.20	$12.92	2,114
	2018	$12.92	$12.85	1,851

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2013	$12.09	$11.88	20,937
	2014	$11.88	$12.64	40,328
	2015	$12.64	$12.39	79,079
	2016	$12.39	$12.96	73,462
	2017	$12.96	$13.57	75,089
	2018	$13.57	$13.30	73,375

Morgan Stanley VIF U.S. Real Estate Portfolio	2013	$11.31	$11.38	582
	2014	$11.38	$14.56	6,187
	2015	$14.56	$14.67	2,484
	2016	$14.67	$15.45	1,653
	2017	$15.45	$15.71	1,482
	2018	$15.71	$14.29	1,285

Morgan Stanley VIF Growth Portfolio	2013	$14.43	$21.08	355
	2014	$21.08	$22.11	314
	2015	$22.11	$24.47	1,501
	2016	$24.47	$23.73	2,882
	2017	$23.73	$33.50	2,472
	2018	$33.50	$35.54	3,571

Neuberger Berman Advisers Management Trust (S Class Shares)

Form 8578	127

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
AMT Mid Cap Intrinsic Value Portfolio	2013	$11.40	$15.40	538
	2014	$15.40	$17.29	1,751
	2015	$17.29	$15.64	1,807
	2016	$15.64	$17.93	1,295
	2017	$17.93	$20.63	1,230
	2018	$20.63	$17.24	3,669

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2013	$10.49	$11.20	0
	2014	$11.20	$11.41	0
	2015	$11.41	$10.77	1,555
	2016	$10.77	$11.31	454,713
	2017	$11.31	$12.36	508,305
	2018	$12.36	$11.49	503,098

TOPS® Managed Risk Moderate Growth ETF Portfolio	2013	$10.43	$11.59	0
	2014	$11.59	$11.78	0
	2015	$11.78	$10.91	21,053
	2016	$10.91	$11.46	374,538
	2017	$11.46	$12.90	383,353
	2018	$12.90	$11.84	385,919

TOPS® Managed Risk Growth ETF Portfolio	2013	$10.26	$11.76	0
	2014	$11.76	$11.78	6,206
	2015	$11.78	$10.58	13,748
	2016	$10.58	$11.04	424,599
	2017	$11.04	$12.84	413,101
	2018	$12.84	$11.59	441,408

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.86	0
	2016	$9.86	$10.33	0
	2017	$10.33	$11.30	0
	2018	$11.30	$10.48	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$9.82	0
	2016	$9.82	$10.31	0
	2017	$10.31	$11.60	0
	2018	$11.60	$10.62	0

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$9.82	0
	2016	$9.82	$10.24	0
	2017	$10.24	$11.89	0

Form 8578	128

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$11.89	$10.72	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2013	$14.77	$13.25	51,330
	2014	$13.25	$13.51	136,902
	2015	$13.51	$12.99	264,711
	2016	$12.99	$13.51	258,153
	2017	$13.51	$13.85	110,078
	2018	$13.85	$13.39	85,913

PIMCO Total Return Portfolio	2013	$15.24	$14.77	144,522
	2014	$14.77	$15.23	356,820
	2015	$15.23	$15.12	384,817
	2016	$15.12	$15.35	362,401
	2017	$15.35	$15.93	215,687
	2018	$15.93	$15.66	317,329

PIMCO Global Bond Opportunities Portfolio (Unhedged)	2013	$15.35	$13.89	4,321
	2014	$13.89	$14.04	24,565
	2015	$14.04	$13.33	24,268
	2016	$13.33	$13.71	22,881
	2017	$13.71	$14.72	24,703
	2018	$14.72	$13.94	24,231

PIMCO CommodityRealReturn® Strategy Portfolio	2013	$10.25	$8.65	16,009
	2014	$8.65	$6.97	20,850
	2015	$6.97	$5.12	40,189
	2016	$5.12	$5.83	37,771
	2017	$5.83	$5.89	42,980
	2018	$5.89	$5.00	35,769

PIMCO Global Diversified Allocation Portfolio	2013	$10.04	$11.05	0
	2014	$11.05	$11.57	0
	2015	$11.57	$10.80	0
	2016	$10.80	$11.51	168,452
	2017	$11.51	$13.30	274,188
	2018	$13.30	$11.97	345,724

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	0
	2014	$9.99	$9.95	491
	2015	$9.95	$9.95	3,214
	2016	$9.95	$10.07	0
	2017	$10.07	$10.19	0
	2018	$10.19	$10.23	0

Form 8578	129

	ONcore Ultra II (1.15% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
PIMCO Low Duration Portfolio	2015	$10.00	$9.87	79,492
	2016	$9.87	$9.89	101,745
	2017	$9.89	$9.92	2,126
	2018	$9.92	$9.84	1,986

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2013	$13.38	$18.13	2,158
	2014	$18.13	$19.64	3,069
	2015	$19.64	$21.56	3,130
	2016	$21.56	$21.04	2,831
	2017	$21.04	$28.32	3,271
	2018	$28.32	$27.67	9,774

Jennison 20/20 Focus Portfolio	2013	$12.47	$15.94	25,391
	2014	$15.94	$16.82	29,274
	2015	$16.82	$17.60	22,259
	2016	$17.60	$17.61	21,778
	2017	$17.61	$22.60	19,181
	2018	$22.60	$21.06	8,661

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2013	$13.35	$17.78	26,227
	2014	$17.78	$18.15	39,491
	2015	$18.15	$15.83	41,711
	2016	$15.83	$18.93	10,174
	2017	$18.93	$19.72	9,732
	2018	$19.72	$17.87	10,950

Royce Micro-Cap Portfolio	2013	$11.86	$14.19	1,374
	2014	$14.19	$13.53	2,371
	2015	$13.53	$11.71	13,393
	2016	$11.71	$13.86	13,529
	2017	$13.86	$14.41	12,497
	2018	$14.41	$12.96	13,238

Form 8578	130

Appendix C

Riders No Longer Available for Purchase

This Appendix describes optional riders that are no longer available for purchase. Not all of the riders may have been available in all states.

Optional Death Benefit Riders

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 6% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the "ARDBR (2009)," "ARDBR (2008)," and "ARDBR". Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR (2008) or ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

Form 8578	131

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Rider Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. Effective May 15, 2013, the annual charge is 1.00%. This new charge will apply to your rider if you elect to reset the rider. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be terminated.

Form 8578	132

You may terminate the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR (2008)

In those states where permitted and where the ARDBR (2009) was not available we offered the ARDBR (2008) at the time the contract was issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2008) rider described later in this prospectus. You could not purchase the ARDBR (2008) once the annuitant was 79 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2008) is the greater of the (i) “earnings base” or (ii) the “step-up base”.

Earnings Base. The earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). However, Contract Values allocated in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 6% or the rate of return being earned in those accounts.

The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than 6% of the earnings base will not reduce the earnings base.

Step-Up Base. At contract issue, the step-up base equals net purchase payments less pro rata withdrawals. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets. On any contract anniversary, you may elect to reset the ARDBR (2008) by resetting the GMIB Plus with Annual Reset (2008) rider described later in this prospectus. On reset, the ARDBR (2008) earnings base and the GMIB Plus with Annual Reset (2008) rider guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2008) and income benefit under the GMIB Plus with Annual Reset (2008) rider will increase. Please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2008).

Rider Charge. There is an additional annual charge for the ARDBR (2008) of 0.80% of your death benefit amount (0.95% for issue ages 75 to 78). Effective May 15, 2013, the annual charge is 0.95% (1.10% for issue ages 75 to 78). These new charges will apply to your rider if you elect to reset the rider. We may increase the charge for this rider on any reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the ARDBR (2008), which we guarantee will not exceed 1.00% (1.15% for issue ages 75 to 78).

Termination. Since you may only have the ARDBR (2008) if you have the GMIB Plus with Annual Reset (2008) rider, any termination of the GMIB Plus with Annual Reset (2008) rider will automatically terminate the ARDBR (2008) as well. If you have purchased the ARDBR (2008), have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset (2008) rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset (2008) rider and the ARDBR (2008) will be terminated.

You may terminate the ARDBR (2008) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

In those states where the ARDBR (2008) or ARDBR (2009) was not available, we offered an earlier version of the ARDBR. The ARDBR is identical to the ARDBR (2008) except as described below:

(1) You could not purchase the ARDBR once the annuitant was 75 years old.

(2) The earnings base stops accumulating once the annuitant reaches age 85 or the 10th anniversary of the last reset date, if later. Beginning at that time, any withdrawals you make will reduce the earnings base pro-rata.

Form 8578	133

(3) The annual charge for ARDBR is 0.60% of your death benefit amount.

(4) You could only purchase ARDBR in conjunction with GMIB Plus with Annual Reset.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008) and GMIB Plus with Annual Reset. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA such as those associated with the GMIB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

GMIB Plus with Annual Reset (2009)

In those states where permitted, we offered the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) was available, you could not purchase the GMIB Plus with Annual Reset (2008) or GMIB Plus with Annual Reset. If the GLWB or Joint GLWB was available, you could not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

Form 8578	134

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

In those states where permitted, you may qualify for guaranteed minimum annual annuitization levels if you meet the conditions described below. The guaranteed minimum annual annuitization levels equal the percentages specified below of the guaranteed income base if you take no withdrawals before the contract anniversary immediately prior to the

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corresponding annuitant’s birthday specified below and your Contract Value is reduced to zero on or after the contract anniversary immediately prior to the annuitant’s birthday specified below.

Annuitant’s Birthday	Minimum Annuitization Level
60th	5%
65th	5.5%
70th	6%

These guaranteed minimum annuitization levels only apply if (i) after you begin withdrawals on or after the ages specified above, you have never withdrawn in any one contract year more than 5% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with period certain, paid in monthly installments, under the rider. The effect of these guaranteed annuitization levels is to allow you to continue to receive payments equal to or greater than what you were receiving prior to annuitization if you were withdrawing 5% of the guaranteed earnings income base at that time. For example, if you do not take any withdrawals until the annuitant is 65 and then only take withdrawals that are no more than 5% of the guaranteed earnings income base, you will receive payments of at least 5.5% when your Contract Value is reduced to zero. This only applies if you select annuity option 1, life annuity with period certain, paid in monthly installments.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

Effective March 3, 2017, in order to have the GMIB Plus with Annual Reset (2009) rider, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GMIB Plus with Annual Reset (2009) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s 81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

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Rider Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. Effective May 15, 2013, the annual charge is 1.15%. This new charge will apply to your rider if you elect to reset the rider. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and will not affect the amount you receive under this rider. In addition, the withdrawal fee will not be considered a withdrawal under the rider.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be terminated.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other versions.

This section describes the other optional GMIB riders that we may offer if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB is not available. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract.

GMIB Plus with Annual Reset (2008).

You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. You may purchase the GMIB Plus with Annual Reset (2008) rider until the annuitant is age 79. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments. Guarantees are based upon the claims-paying ability of Ohio National Life.

The amount of these payments for the GMIB riders is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the earlier of the time GMIB payments begin or the contract anniversary after the annuitant’s 85th birthday, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 86.

Subject to certain limitations, the GMIB riders provide you the option of resetting the guaranteed earnings income base to the then-current contract value. The GMIB Plus with Annual Reset (2008) rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday.

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If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

The charge for the GMIB rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday. If you choose a GMIB rider, you cannot later discontinue it. The annual charge for the GMIB rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.

With the GMIB riders, there is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the 10 year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the guaranteed earnings income base the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base.

There is a guaranteed minimum annuitization level equal to 6% of the guaranteed earnings income base if you take no withdrawals before the contract anniversary prior to the annuitant’s 60th birthday and your contract value is reduced to zero on or after the contract anniversary prior to the annuitant’s 60th birthday. This guaranteed minimum annuitization level only applies if (i) you do not withdraw in any one contract year more than 6% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with period certain, paid in monthly installments, under the rider. The effect of this guaranteed annuitization level is to allow you to continue to receive payments equal to what you were receiving prior to annuitization if you were withdrawing 6% of the guaranteed earnings income base at that time.

Optional Investment Restrictions.

At the time a GMIB rider is issued you may choose to accept optional investment restrictions. After issue, you may choose to accept investment restrictions at any time by notifying us in writing, or in any other manner acceptable to us. On the first contract anniversary the guaranteed income base is set equal to the step-up base after you select investment restrictions, your charge for the rider will be changed to the then current charge for the GMIB rider with investment restrictions.

Effective March 3, 2017, if you purchased the GMIB Plus with Annual Reset (2008) rider and elected investment restrictions, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio or ON Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GMIB Plus with Annual Reset (2008) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Charge.

The annual charge for the GMIB Plus with Annual Reset (2008) rider with investment restrictions is 0.85% of the guaranteed income base. Effective May 15, 2013, the annual charge is 1.05%. This new charge will apply to your rider if you elect to reset the rider. We may increase the charge for the rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the rider with investment restrictions, which we guarantee will not exceed 1.50% for the GMIB Plus

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with Annual Reset (2008). You may decline to accept an increase in the charge for the rider with investment restrictions by refusing the reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2008) with investment restrictions. If you wish to decline an increase in charge by refusing the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset.

The annual charge for the GMIB Plus with Annual Reset (2008) rider without investment restrictions is 1.00% of the guaranteed income base. Effective May 15, 2013, the annual charge is 1.35%. This new charge will apply to your rider if you elect to reset the rider. We may increase the charge for the rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the rider without investment restrictions, which we guarantee will not exceed 1.65% for the GMIB Plus with Annual Reset (2008). You may decline to accept a charge increase if you choose to accept the investment restrictions. If you choose to abide by the investment restrictions, on the first subsequent contract anniversary your charge for the rider will be changed to the then current charge for the GMIB Plus with Annual Reset (2008) rider with investment restrictions. You may also decline to accept an increase in the charge for the rider without choosing to comply with the investment restrictions by refusing the reset to the guaranteed earnings income base. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2008) without investment restrictions. If you wish to decline an increase in charge by refusing the reset or by making an irrevocable commitment to investment restrictions, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset.

Please note that if you have purchased the ARDBR (2008) and you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR.

Withdrawals.

The effect of the GMIB Plus with Annual Reset (2008) is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus with Annual Reset (2008) allows those contract owners to access cash values for income immediately, provided no more than 6% of the guaranteed earnings income base is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 6% of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, withdrawals in excess of 6% will reduce the guaranteed earnings income base pro rata which could materially reduce the income available under any of the GMIB Plus with Annual Reset (2008) in future years. In any event, the step-up base is adjusted pro rata for any withdrawals. Beginning on the contract anniversary after the annuitant reaches age 85, the guaranteed earnings income base will no longer be eligible for any annual accumulation, but withdrawals you make during a contract year equal to or less than 6% of the guaranteed earnings income base will not reduce the guaranteed earnings income base.

You may withdraw 6% of the guaranteed earnings income base under the rider without a surrender charge even if that amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and will not affect the amount you withdraw under this rider.

Resets.

The GMIB Plus with Annual Reset (2008) rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday. If the contract value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

Because you may not reset after the annuitant reaches certain ages, you should consider whether the reset features of these riders are of benefit to you if the annuitant is near the maximum issue ages for the riders.

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When the optional death benefit ARDBR (2008) has also been purchased, resetting the GMIB Plus with Annual Reset (2008) also resets the ARDBR (2008) earnings base. Resetting the GMIB Plus with Annual Reset (2008) is the only way in which the ARDBR (2008) can be reset. Please note that if you have purchased the ARDBR (2008) and you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2008) earnings base.

Since you may only purchase the ARDBR (2008) if you purchase the GMIB Plus with Annual Reset (2008) rider, any termination of the GMIB Plus with Annual Reset (2008) rider will automatically terminate the ARDBR (2008) as well. If you have purchased the ARDBR (2008), have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset (2008) rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset (2008) rider and the ARDBR (2008) will be terminated.

Required minimum distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

GMIB Plus with Annual Reset

In those states where the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008), GLWB or Joint GLWB are not available, we may offer an earlier version of the GMIB Plus with Annual Reset rider. The GMIB Plus with Annual Reset is identical to the GMIB Plus with Annual Reset (2008) except as described below:

(1) You cannot purchase the GMIB Plus with Annual Reset once the annuitant is 75 years old.

(2) The guaranteed earnings income base stops accumulating at the annuitant’s 85th birthday. For issue ages 76 and higher, the guaranteed earnings income base accumulates at a rate of 4% (as opposed to 6%). Withdrawals made after the annuitant’s 85th birthday reduce the guaranteed earnings income base pro-rata. The step-up base is your highest total contract value as of any contract anniversary before the annuitant attains age 85.

(3) The GMIB Plus with Annual Reset rider allows you to reset every contract anniversary up to the later of annuitant’s 75th birthday or fifth rider anniversary.

(4) There are no investment restrictions.

(5) There is no guaranteed minimum annuitization level equal to 6% of the guaranteed earnings income base if you take no withdrawals before the contract anniversary prior to the annuitant’s 60th birthday and your contract value is reduced to zero on or after the contract anniversary prior to the annuitant’s 60th birthday.

(6) The annual charge for GMIB Plus with Annual Reset is 0.70% of your guaranteed income base.

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Appendix D

GLWB Preferred I.S. Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Preferred I.S.

GLWB Preferred I.S.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first 15 years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next 15 years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $12,858 (6.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal. Further, because you took a withdrawal, your prorated annual credit for year five is $11,620 (6.46% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year five is $225,920 ($214,300 prior GLWB base + $11,620 annual credit).

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $13,555 (6.00% of $225,920), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $36,445 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $13,555 was $165,445 ($179,000 — $13,555). Upon the excess withdrawal, your GLWB base is set equal to $176,154, i.e. $225,920 x (1 — $36,445/$165,445). Because the GLWB base after adjustment for the excess withdrawal of $176,154 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $176,154.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $12,331 (7% of $176,154 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $188,484 ($176,154 prior GLWB base + $12,331 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $198,484 ($188,484 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $186,154 ($176,154 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $13,031 (7% of $186,154 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $211,515 ($188,484 prior GLWB base + $10,000 additional purchase payment + $13,031 annual credit), and your GLWB base is set equal to your annual credit base.

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Since you take no more withdrawals and add no more purchase payments in years nine through 15, for each year, your annual credit will be $13,031 (7% of $186,154 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $224,546 for year nine, $237,577 for year ten, $250,607 for year 11, $263,638 for year 12, $276,669 for year 13, $289,700 for year 14, and $302,730 for year 15.

Since the annual credit period is only for 15 years, you will receive no additional annual credits starting in year 16.

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Appendix E

GLWB Preferred I.S. Lifetime Annuity Period Example

The following provide some examples of how the lifetime annuity payment is calculated during the Lifetime Annuity Period with the GLWB Preferred I.S. rider.

Example 1 – Contract Value reduced to zero after 15 years

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 20th year the rider is in effect. Because you enter the Lifetime Annuity Period after the 15th rider anniversary and before the contract anniversary immediately following the annuitant’s 95th birthday, your lifetime annuity amount will be based on your GLWB base on the date your Contract Value was reduced to zero and the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage cannot be less than 3% and not more than 9%.

The following table shows what your annual payment of the lifetime annuity amount would be based on different Treasury Average Rates:

(Maximum annual withdrawal percentage	+	Treasury Average Rate	–	6%)	x	GLWB base	=	Annual lifetime annuity amount
(5.6%	+	4%	–	6%)	x	$100,000	=	$3,600
(5.6%	+	6%	–	6%)	x	$100,000	=	$5,600
(5.6%	+	8%	–	6%)	x	$100,000	=	$7,600

Because the indexed annual withdrawal percentage cannot be below 3%, if the Treasury Average Rate is 2% in this example, the indexed annual withdrawal percentage would be 3% (which is greater than 5.6% + 2% – 6%) and your annual lifetime annuity amount would be $3,000. Similarly, if the Treasury Average Rate is 10% in this example, the indexed annual withdrawal percentage would be 9% (which is less than 5.6% + 10% – 6%) and your annual lifetime annuity amount would be $9,000.

Example 2 – Contract Value reduced to zero in year 10

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 10th year the rider is in effect. Because you enter the Lifetime Annuity Period before the 15th rider anniversary, your lifetime annuity amount until the 15th rider anniversary will be the greater of your maximum annual withdrawal ($5,600) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,600 until the 15th rider anniversary, since it is greater than the $3,600 indexed annual withdrawal amount. After the 15th rider anniversary, you will receive $3,600 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,600 a year for your lifetime since it is greater than the $5,600 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8578	143

Example 3 – Enter the Lifetime Annuity Period because the annuitant reaches age 95

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,600 (5.6% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is not reduced to zero before the contract anniversary immediately following the annuitant’s 95th birthday, at which time you enter the Lifetime Annuity Period. Because you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, your lifetime annuity amount will be the greater of your maximum annual withdrawal ($5,600) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,600 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,600 a year for your lifetime since it is greater than the $5,600 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8578	144

Appendix F

GLWB (2012) and GLWB Plus Examples

The following provide examples of how the annual credit base and withdrawals work under the GLWB (2012) and GLWB Plus.

GLWB Plus applied for on or after May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8578	145

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for between March 25, 2013 and May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,577 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $9,423 was $169,577 ($179,000 — $9,423). Upon the excess withdrawal, your GLWB base is set equal to $159,294, i.e. $209,400 x (1 — $40,577/$169,577). Because the GLWB base after adjustment for the excess withdrawal of $159,294 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $159,294.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,558 (6% of $159,294 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $168,852 ($159,294 prior GLWB base + $9,558 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $178,852 ($168,852 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $169,294 ($159,294 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,158 (6% of $169,294 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $189,009 ($168,852 prior GLWB base + $10,000 additional purchase payment + $10,158 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8578	146

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,158 (6% of $169,294 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $199,167 for year nine and $209,325 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,158 (6% of $169,294 Annual Credit Calculation Base) and your GLWB base after year eleven is $219,482 ($209,325 prior GLWB base + $10,158 annual credit).

GLWB Plus applied for between December 3, 2012 and March 25, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $168,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8578	147

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).

GLWB Plus applied for between August 20, 2012 and December 3, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8578	148

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

GLWB Plus applied for before August 20, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8578	149

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

GLWB (2012)

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2012) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8578	150

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Form 8578	151

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-156432

Form 8578	152

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

ONcore Ultra II VA

Statement of Additional Information

May 1, 2019

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2019. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $39.3 billion and equity of approximately $2.4 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A as of December 31, 2018 and for each of the periods in the two-year period ended December 31, 2018, and the related financial highlights for each of the periods in the five-year period ended December 31, 2018, and the financial statements of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2018 and 2017 and for each of the years in the three-year period ended December 31, 2018 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2018	$76,079,579	$18,962,063
2017	$69,964,292	$17,737,364
2016	$83,411,921	$21,055,389

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of

2

the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
ON Equity Subaccount (a)	3,173,981	$97,308,421	$113,184,151	$112,802,345	$381,806	$113,184,151
ON Bond Subaccount (a)	7,170,223	111,540,437	122,037,204	121,940,952	96,252	122,037,204
ON Omni Subaccount (a)	1,425,348	35,214,710	39,695,937	39,682,933	13,004	39,695,937
ON International Equity Subaccount	8,624,882	101,720,656	112,727,210	112,618,137	109,073	112,727,210
ON Capital Appreciation Subaccount (a)	1,877,818	59,305,214	70,850,062	70,768,330	81,732	70,850,062
ON Foreign Subaccount	1,608,736	42,509,089	45,092,883	45,089,244	3,639	45,092,883
ON Janus Henderson Forty Subaccount (a)	2,156,205	32,963,711	45,215,627	45,215,627	0	45,215,627
ON Janus Henderson Venture Subaccount (a)	2,070,609	50,675,084	63,961,107	63,933,832	27,275	63,961,107
ON Janus Henderson Enterprise Subaccount (a)	1,314,828	32,340,037	49,121,961	49,098,949	23,012	49,121,961
ON S&P 500® Index Subaccount (a)	15,770,241	359,870,375	443,301,480	443,087,751	213,729	443,301,480
ON Federated Strategic Value Dividend Subaccount (a)	3,708,876	53,091,758	60,714,299	60,708,204	6,095	60,714,299
ON Federated High Income Bond Subaccount (a)	3,987,155	63,930,299	74,679,415	74,641,318	38,097	74,679,415
ON ClearBridge Small Cap Subaccount (a)	1,202,429	54,194,316	62,730,710	62,730,710	0	62,730,710
ON Nasdaq-100® Index Subaccount (a)	10,134,481	127,716,952	168,232,379	168,122,868	109,511	168,232,379
ON Bristol Subaccount (a)	1,624,267	30,450,555	40,265,576	40,223,709	41,867	40,265,576
ON Bryton Growth Subaccount (a)	905,542	15,544,503	21,388,893	21,369,177	19,716	21,388,893
ON ICON Balanced Subaccount (a)	22,431,310	426,580,694	441,896,814	441,868,252	28,562	441,896,814
ON S&P MidCap 400® Index Subaccount (a)	3,010,281	42,378,320	46,538,949	46,518,190	20,759	46,538,949
ON Bristol Growth Subaccount (a)	667,993	11,362,438	13,753,970	13,750,634	3,336	13,753,970
ON Risk Managed Balanced Subaccount (a)	26,123,601	297,811,449	337,255,691	337,254,864	827	337,255,691
ON Conservative Model Subaccount	7,735,465	78,010,730	78,979,099	78,918,149	60,950	78,979,099
ON Moderately Conservative Model Subaccount	23,498,722	236,019,507	237,102,108	237,102,108	0	237,102,108
ON Balanced Model Subaccount	114,893,392	1,144,357,604	1,145,487,121	1,145,446,314	40,807	1,145,487,121
ON Moderate Growth Model Subaccount	195,784,866	1,972,048,936	1,944,143,721	1,944,129,467	14,254	1,944,143,721
ON Growth Model Subaccount	42,973,205	434,317,808	423,715,805	423,715,805	0	423,715,805
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	15,347	703,539	968,701	968,701	0	968,701
VIP Equity-Income Subaccount	32,293	716,532	657,806	657,806	0	657,806
VIP High Income Subaccount	5,523	36,777	27,450	27,450	0	27,450
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	138,354,096	138,354,096	138,354,096	138,293,008	61,088	138,354,096
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	8,173,501	259,549,192	238,829,702	238,655,241	174,461	238,829,702
VIP Contrafund® Subaccount	12,723,030	373,895,887	398,358,068	398,230,150	127,918	398,358,068
VIP Growth Subaccount	1,537,296	93,999,278	95,174,003	95,146,026	27,977	95,174,003
VIP Equity-Income Subaccount	7,193,958	151,817,666	142,800,058	142,780,023	20,035	142,800,058
VIP Real Estate Subaccount	2,208,410	38,562,690	36,217,930	36,214,758	3,172	36,217,930
VIP Target Volatility Subaccount	24,507,757	283,182,527	265,419,013	265,419,013	0	265,419,013
Janus Aspen Series - Institutional Shares:
Janus Henderson Research Subaccount	100,691	3,023,874	3,393,301	3,380,461	12,840	3,393,301
Janus Henderson Overseas Subaccount	31,333	1,074,722	836,903	836,903	0	836,903
Janus Henderson Global Research Subaccount	34,312	1,187,316	1,617,108	1,613,162	3,946	1,617,108
Janus Henderson Balanced Subaccount	127,812	3,572,576	4,313,654	4,213,380	100,274	4,313,654
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	700,035	$20,562,196	$23,010,149	$22,969,746	$40,403	$23,010,149
Janus Henderson Global Research Subaccount	647,487	25,954,618	29,881,507	29,880,132	1,375	29,881,507
Janus Henderson Balanced Subaccount	8,560,787	291,184,530	304,678,394	303,918,063	760,331	304,678,394
Janus Henderson Overseas Subaccount	4,917,855	165,928,161	126,093,802	126,065,552	28,250	126,093,802
Janus Henderson U.S. Low Volatility Subaccount	59,939,250	883,626,636	962,024,970	962,003,164	21,806	962,024,970
Janus Henderson Flexible Bond Subaccount	2,619,070	33,320,992	32,031,223	32,031,223	0	32,031,223
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	2,522,070	41,707,541	44,060,562	44,052,911	7,651	44,060,562
ClearBridge Variable Large Cap Value Subaccount	4,200,179	81,809,686	75,057,202	75,054,787	2,415	75,057,202
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	98,350,816	1,212,448,475	1,185,127,338	1,185,120,871	6,467	1,185,127,338
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	7,605,005	44,005,762	41,295,176	41,291,997	3,179	41,295,176
Wells Fargo Variable Trust:
Opportunity Subaccount	136,765	2,977,527	3,125,086	3,125,086	0	3,125,086
Discovery Subaccount	116,298	2,371,455	3,040,028	2,973,872	66,156	3,040,028
Morgan Stanley Variable Insurance Fund, Inc. - Class I:
VIF Core Plus Fixed Income Subaccount	43,743	459,950	464,983	398,439	66,544	464,983
VIF U.S. Real Estate Subaccount	68,664	1,108,058	1,340,316	1,334,024	6,292	1,340,316
Morgan Stanley Variable Insurance Fund, Inc. - Class II:
VIF Core Plus Fixed Income Subaccount	6,950,089	73,518,324	73,601,443	73,601,443	0	73,601,443
VIF U.S. Real Estate Subaccount	4,022,352	66,653,076	78,033,636	77,986,910	46,726	78,033,636
VIF Growth Subaccount	3,239,818	96,893,595	87,313,101	87,284,163	28,938	87,313,101
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	10,292,966	103,608,364	78,947,053	78,886,394	60,659	78,947,053
U.S. Equity Insights Subaccount	1,680,477	26,124,072	25,257,572	25,198,322	59,250	25,257,572
Strategic Growth Subaccount	848,948	10,695,392	8,302,715	8,289,965	12,750	8,302,715
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	5,199,882	50,838,396	39,883,098	39,874,460	8,638	39,883,098
U.S. Equity Insights Subaccount	1,297,613	23,933,746	19,619,906	19,619,906	0	19,619,906
Strategic Growth Subaccount	2,368,653	32,173,366	23,165,425	23,159,777	5,648	23,165,425
Global Trends Allocation Subaccount	12,455,982	142,849,609	144,987,629	144,987,629	0	144,987,629
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	9,232,972	186,274,093	173,579,871	173,520,953	58,918	173,579,871
U.S. Small-Mid Cap Equity Subaccount	5,078,741	41,809,960	32,808,667	32,796,880	11,787	32,808,667
U.S. Equity Select Subaccount (b)	564,602	6,625,942	6,233,211	6,233,211	0	6,233,211
International Equity Subaccount	12,480,843	136,419,840	107,335,252	107,307,036	28,216	107,335,252
Global Dynamic Multi-Asset Subaccount	29,576,356	366,784,765	343,381,497	343,381,497	0	343,381,497
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	3,013,487	51,134,169	84,889,920	84,863,882	26,038	84,889,920
Jennison Subaccount	842,642	41,620,510	49,446,252	49,446,252	0	49,446,252
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	2,982,910	65,152,167	62,939,408	62,914,993	24,415	62,939,408
Mid Cap Value Subaccount	19,281,527	177,295,440	195,900,314	195,857,405	42,909	195,900,314
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
AB Variable Products Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	582,155	$17,870,387	$15,916,123	$15,916,123	$0	$15,916,123
VPS Small Cap Growth Subaccount	1,310,176	22,300,206	19,691,939	19,691,939	0	19,691,939
VPS Dynamic Asset Allocation Subaccount	21,234,123	239,491,507	250,987,338	250,987,338	0	250,987,338
VPS Global Risk Allocation-Moderate Subaccount	8,958,515	87,570,684	87,076,763	87,076,763	0	87,076,763
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	1,385,419	24,462,847	22,042,011	22,018,758	23,253	22,042,011
Mid Cap Growth Subaccount	6,131,584	49,392,522	47,090,562	47,090,562	0	47,090,562
Total Return Subaccount	6,116,383	138,410,098	130,768,264	130,768,264	0	130,768,264
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	1,198,332	20,860,558	20,827,015	20,798,364	28,651	20,827,015
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	15,646,362	201,290,736	185,409,388	185,269,515	139,873	185,409,388
Total Return Subaccount	41,629,756	455,404,058	436,279,848	436,213,515	66,333	436,279,848
Global Bond Opportunities Subaccount (c)	5,810,567	73,079,784	63,683,815	63,676,309	7,506	63,683,815
CommodityRealReturn® Strategy Subaccount	2,955,860	27,317,994	17,794,277	17,794,117	160	17,794,277
Global Diversified Allocation Subaccount	76,010,915	775,314,610	728,184,568	728,183,074	1,494	728,184,568
Short-Term Subaccount	7,839,978	81,142,645	80,673,374	80,673,374	0	80,673,374
Low Duration Subaccount	3,565,875	36,396,115	35,944,020	35,943,178	842	35,944,020
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	1,279	149,563	157,533	157,533	0	157,533
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	620,769	24,593,398	22,031,105	22,031,105	0	22,031,105
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	16,110,831	154,796,488	126,792,236	126,701,034	91,202	126,792,236
Micro-Cap Subaccount	5,793,159	61,381,839	51,964,633	51,943,710	20,923	51,964,633
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount	1,394	21,816	22,465	22,465	0	22,465
Invesco V.I. International Growth Series II Subaccount	1,815,994	63,039,313	59,037,967	59,037,967	0	59,037,967
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	45,917,571	518,864,748	428,870,111	428,858,960	11,151	428,870,111
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	2,312,658	39,972,994	41,512,203	41,512,203	0	41,512,203
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	5,427,947	82,365,511	80,007,940	80,006,808	1,132	80,007,940
Franklin Flex Cap Growth VIP Subaccount	2,209,406	18,588,008	14,272,766	14,271,581	1,185	14,272,766
Templeton Foreign VIP Subaccount	3,694,070	51,564,084	47,062,452	47,050,672	11,780	47,062,452
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	15,597,525	162,204,237	168,453,274	168,453,274	0	168,453,274
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	6,467,008	99,860,915	97,522,481	97,508,036	14,445	97,522,481
Franklin Flex Cap Growth VIP Subaccount	3,763,511	29,057,687	23,333,769	23,326,530	7,239	23,333,769
Templeton Foreign VIP Subaccount	6,638,624	93,601,689	86,036,565	86,030,485	6,080	86,036,565
Franklin Founding Funds Allocation VIP Subaccount	5,182,327	37,176,879	33,477,834	33,477,834	0	33,477,834
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	3,535,999	$61,564,038	$62,127,502	$62,127,502	$0	$62,127,502
Managed Volatility Fund II Primary Shares Subaccount (d)	43,533,009	439,433,998	417,916,890	417,915,776	1,114	417,916,890
Managed Volatility Fund II Service Shares Subaccount	4,160,390	43,819,295	39,898,142	39,898,142	0	39,898,142
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	17,974,154	173,266,831	149,038,088	149,022,711	15,377	149,038,088
VIP Natural Resources Subaccount	8,784,378	41,226,849	31,143,256	31,143,256	0	31,143,256
VIP Science and Technology Subaccount	3,849,807	91,648,191	84,070,553	84,066,525	4,028	84,070,553
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	34,860,761	384,441,906	370,918,496	370,918,496	0	370,918,496
TOPS® Managed Risk Moderate Growth ETF Subaccount	55,188,165	617,057,697	605,966,055	605,964,560	1,495	605,966,055
TOPS® Managed Risk Growth ETF Subaccount	49,374,249	526,539,159	526,823,239	526,823,239	0	526,823,239
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	4,747,645	54,175,140	50,752,330	50,752,330	0	50,752,330
TOPS® Managed Risk Moderate Growth ETF Subaccount	8,494,812	98,090,263	92,933,244	92,933,244	0	92,933,244
TOPS® Managed Risk Growth ETF Subaccount	4,913,165	56,063,626	52,177,810	52,177,810	0	52,177,810

(a)	Name changes effective on May 1, 2018:

ON Equity Subaccount formerly known as Equity Subaccount

ON Bond Subaccount formerly known as Bond Subaccount

ON Omni Subaccount formerly known as Omni Subaccount

ON Capital Appreciation Subaccount formerly known as Capital Appreciation

ON Janus Henderson Forty Subaccount formerly known as Aggressive Growth Subaccount

ON Janus Henderson Venture Subaccount formerly known as Small Cap Growth Subaccount

ON Janus Henderson Enterprise Subaccount formerly known as Mid Cap Opportunity Subaccount

ON S&P 500® Index Subaccount formerly known as S&P 500® Index Subaccount

ON Federated Strategic Value Dividend Subaccount formerly known as Strategic Value Subaccount

ON Federated High Income Bond Subaccount formerly known as High Income Bond Subaccount

ON ClearBridge Small Cap Subaccount formerly known as ClearBridge Small Cap Subaccount

ON Nasdaq-100® Index Subaccount formerly known as Nasdaq-100® Index Subaccount

ON Bristol Subaccount formerly known as Bristol Subaccount

ON Bryton Growth Subaccount formerly known as Bryton Growth Subaccount

ON ICON Balanced Subaccount formerly known as Balanced Subaccount

ON S&P MidCap 400® Index Subaccount formerly known as S&P MidCap 400® Index Subaccount

ON Bristol Growth Subaccount formerly known as Bristol Growth Subaccount

ON Risk Managed Balanced Subaccount formerly known as Risk Managed Balanced Subaccount

(b)	Name changes effective on August 31, 2018:

U.S. Equity Select Subaccount formerly U.S. Strategic Equity Subaccount

(c)	Name changes effective on July 30, 2018:

Global Bond Opportunities Subaccount formerly Global Bond Subaccount

(d)	Name changes effective on April 26, 2018:

Managed Volatility Fund II Primary Shares Subaccount formerly Managed Volatility Fund II Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON Equity	ON Bond	ON Omni	ON International Equity	ON Capital Appreciation	ON Foreign
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(1,780,004)	(1,783,249)	(661,248)	(1,673,779)	(1,131,344)	(762,899)

Net investment activity	(1,780,004)	(1,783,249)	(661,248)	(1,673,779)	(1,131,344)	(762,899)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,761,997	4,230,860	2,688,655	5,232,134	5,932,353	3,010,977
Unrealized gain (loss)	(24,803,950)	(8,894,475)	(9,969,560)	(22,727,454)	(16,512,995)	(11,859,725)

Net gain (loss) on investments	(18,041,953)	(4,663,615)	(7,280,905)	(17,495,320)	(10,580,642)	(8,848,748)

Net increase (decrease) in contract owners’ equity from operations	$(19,821,957)	$(6,446,864)	$(7,942,153)	$(19,169,099)	$(11,711,986)	$(9,611,647)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON Janus	ON Janus	ON Janus		ON Federated	ON Federated
	Henderson	Henderson	Henderson	ON S&P	Strategic	High Income
	Forty	Venture	Enterprise	500® Index	Value Dividend	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(640,608)	(1,073,443)	(753,120)	(6,609,423)	(963,885)	(1,111,137)

Net investment activity	(640,608)	(1,073,443)	(753,120)	(6,609,423)	(963,885)	(1,111,137)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,184,073	7,880,748	5,478,675	33,030,502	6,470,026	4,992,535
Unrealized gain (loss)	(2,810,619)	(11,380,446)	(6,697,845)	(53,865,277)	(13,177,844)	(7,654,180)

Net gain (loss) on investments	2,373,454	(3,499,698)	(1,219,170)	(20,834,775)	(6,707,818)	(2,661,645)

Net increase (decrease) in contract owners’ equity from operations	$1,732,846	$(4,573,141)	$(1,972,290)	$(27,444,198)	$(7,671,703)	$(3,772,782)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON ClearBridge	ON Nasdaq-100®		ON Bryton	ON ICON	ON S&P MidCap	ON Bristol
	Small Cap	Index	ON Bristol	Growth	Balanced	400® Index	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(1,049,605)	(2,550,234)	(707,894)	(332,666)	(7,048,270)	(697,844)	(239,546)

Net investment activity	(1,049,605)	(2,550,234)	(707,894)	(332,666)	(7,048,270)	(697,844)	(239,546)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,664,158	23,970,753	10,748,386	4,077,094	14,629,070	2,700,519	2,896,545
Unrealized gain (loss)	(12,418,067)	(23,265,858)	(19,202,113)	(4,660,063)	(66,505,981)	(8,756,855)	(5,487,578)

Net gain (loss) on investments	(5,753,909)	704,895	(8,453,727)	(582,969)	(51,876,911)	(6,056,336)	(2,591,033)

Net increase (decrease) in contract owners’ equity from operations	$(6,803,514)	$(1,845,339)	$(9,161,621)	$(915,635)	$(58,925,181)	$(6,754,180)	$(2,830,579)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON Risk	ON	ON Moderately		ON Moderate
	Managed	Conservative	Conservative	ON Balanced	Growth	ON Growth
	Balanced	Model	Model	Model	Model	Model
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(4,608,218)	(1,147,594)	(3,616,735)	(17,602,260)	(30,773,469)	(6,418,931)

Net investment activity	(4,608,218)	(1,147,594)	(3,616,735)	(17,602,260)	(30,773,469)	(6,418,931)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,611,077	1,127,459	4,270,207	22,595,234	39,969,873	8,375,973
Unrealized gain (loss)	(11,720,189)	(3,824,826)	(19,552,164)	(124,082,340)	(267,694,094)	(65,536,107)

Net gain (loss) on investments	(3,109,112)	(2,697,367)	(15,281,957)	(101,487,106)	(227,724,221)	(57,160,134)

Net increase (decrease) in contract owners’ equity from operations	$(7,717,330)	$(3,844,961)	$(18,898,692)	$(119,089,366)	$(258,497,690)	$(63,579,065)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Fidelity® Variable Insurance Products Fund - Initial Class			Fidelity® Variable Insurance Products Fund - Service Class
	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount	VIP Government Money Market Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$2,640	$16,900	$1,753	$2,024,670
Risk and administrative expense (note 2)	(14,295)	(10,957)	(487)	(1,676,625)

Net investment activity	(11,655)	5,943	1,266	348,045

Reinvested capital gains	150,304	40,140	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	29,294	5,257	(4,375)	166,503
Unrealized gain (loss)	(175,966)	(120,965)	1,716	0

Net gain (loss) on investments	(146,672)	(115,708)	(2,659)	166,503

Net increase (decrease) in contract owners’ equity from operations	$(8,023)	$(69,625)	$(1,393)	$514,548

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP	VIP	VIP	VIP Equity-	VIP Real	VIP Target
	Mid Cap	Contrafund®	Growth	Income	Estate	Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$1,202,225	$2,038,218	$44,303	$3,321,086	$1,064,007	$4,448,918
Risk and administrative expense (note 2)	(4,055,541)	(6,167,862)	(1,420,991)	(2,175,446)	(565,847)	(3,910,711)

Net investment activity	(2,853,316)	(4,129,644)	(1,376,688)	1,145,640	498,160	538,207

Reinvested capital gains	28,025,266	43,390,709	15,315,500	8,289,143	2,559,931	8,623,096

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,053,426	20,716,556	5,133,648	2,679,905	173,693	1,837,191
Unrealized gain (loss)	(77,547,542)	(92,255,558)	(20,528,343)	(27,477,421)	(6,408,504)	(32,220,646)

Net gain (loss) on investments	(70,494,116)	(71,539,002)	(15,394,695)	(24,797,516)	(6,234,811)	(30,383,455)

Net increase (decrease) in contract owners’ equity from operations	$(45,322,166)	$(32,277,937)	$(1,455,883)	$(15,362,733)	$(3,176,720)	$(21,222,152)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Janus Aspen Series - Institutional Shares
			Janus
	Janus	Janus	Henderson	Janus
	Henderson	Henderson	Global	Henderson
	Research	Overseas	Research	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$20,735	$17,685	$20,685	$99,836
Risk and administrative expense (note 2)	(54,047)	(17,758)	(26,719)	(68,547)

Net investment activity	(33,312)	(73)	(6,034)	31,289

Reinvested capital gains	180,826	0	0	127,250

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	68,172	(25,164)	72,864	189,661
Unrealized gain (loss)	(345,908)	(134,854)	(208,878)	(373,230)

Net gain (loss) on investments	(277,736)	(160,018)	(136,014)	(183,569)

Net increase (decrease) in contract owners’ equity from operations	$(130,222)	$(160,091)	$(142,048)	$(25,030)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Janus Aspen Series - Service Shares
		Janus			Janus	Janus
	Janus	Henderson	Janus	Janus	Henderson	Henderson
	Henderson	Global	Henderson	Henderson	U.S. Low	Flexible
	Research	Research	Balanced	Overseas	Volatility	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$94,561	$343,072	$5,038,683	$2,504,382	$18,101,776	$877,352
Risk and administrative expense (note 2)	(344,421)	(459,481)	(3,627,547)	(1,975,461)	(14,423,891)	(403,922)

Net investment activity	(249,860)	(116,409)	1,411,136	528,921	3,677,885	473,430

Reinvested capital gains	1,298,841	0	6,824,376	0	18,935,526	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,250,333	2,166,350	6,403,069	(5,188,507)	32,862,430	(323,474)
Unrealized gain (loss)	(3,129,497)	(4,854,507)	(19,724,154)	(20,153,851)	(115,098,779)	(973,361)

Net gain (loss) on investments	(1,879,164)	(2,688,157)	(13,321,085)	(25,342,358)	(82,236,349)	(1,296,835)

Net increase (decrease) in contract owners’ equity from operations	$(830,183)	$(2,804,566)	$(5,085,573)	$(24,813,437)	$(59,622,938)	$(823,405)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Legg Mason Partners Variable Equity Trust - Class I			Legg Mason Partners Variable Income Trust - Class II	Wells Fargo Variable Trust
	ClearBridge	ClearBridge	QS Legg Mason
	Variable	Variable	Dynamic
	Dividend	Large Cap	Multi-Strategy	Western Asset
	Strategy	Value	VIT	Core Plus VIT	Opportunity	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$759,310	$1,305,719	$23,301,329	$1,473,822	$6,647	$0
Risk and administrative expense (note 2)	(648,132)	(1,115,305)	(18,268,330)	(564,351)	(46,618)	(47,787)

Net investment activity	111,178	190,414	5,032,999	909,471	(39,971)	(47,787)

Reinvested capital gains	2,953,276	5,474,483	0	0	334,585	429,578

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,694,169	1,984,797	12,109,703	(629,593)	51,829	153,786
Unrealized gain (loss)	(8,622,568)	(16,230,635)	(126,625,934)	(2,118,769)	(630,312)	(800,158)

Net gain (loss) on investments	(5,928,399)	(14,245,838)	(114,516,231)	(2,748,362)	(578,483)	(646,372)

Net increase (decrease) in contract owners’ equity from operations	$(2,863,945)	$(8,580,941)	$(109,483,232)	$(1,838,891)	$(283,869)	$(264,581)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. - Class I		Morgan Stanley Variable Insurance Fund, Inc. - Class II
	VIF Core Plus	VIF U.S. Real	VIF Core Plus	VIF U.S. Real	VIF
	Fixed Income	Estate	Fixed Income	Estate	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$13,682	$44,384	$1,970,583	$2,243,116	$0
Risk and administrative expense (note 2)	(12,194)	(20,671)	(1,106,593)	(1,184,485)	(1,219,918)

Net investment activity	1,488	23,713	863,990	1,058,631	(1,219,918)

Reinvested capital gains	0	0	0	0	18,518,500

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,089	121,974	160,794	5,043,201	3,043,804
Unrealized gain (loss)	(24,899)	(295,850)	(3,090,598)	(14,360,007)	(17,661,667)

Net gain (loss) on investments	(18,810)	(173,876)	(2,929,804)	(9,316,806)	(14,617,863)

Net increase (decrease) in contract owners’ equity from operations	$(17,322)	$(150,163)	$(2,065,814)	$(8,258,175)	$2,680,719

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Goldman Sachs Variable			Goldman Sachs Variable
	Insurance Trust - Institutional Shares			Insurance Trust - Service Shares
							Global
	Large Cap	U.S. Equity	Strategic	Large Cap	U.S. Equity	Strategic	Trends
	Value	Insights	Growth	Value	Insights	Growth	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$1,135,172	$343,605	$40,858	$463,855	$212,686	$0	$1,023,159
Risk and administrative expense (note 2)	(1,210,206)	(378,999)	(126,964)	(597,772)	(326,124)	(336,389)	(2,126,386)

Net investment activity	(75,034)	(35,394)	(86,106)	(133,917)	(113,438)	(336,389)	(1,103,227)

Reinvested capital gains	4,864,345	4,026,227	4,097,555	2,497,118	3,216,205	11,822,970	2,327,040

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,629,001)	1,686,347	916,789	(1,506,311)	647,799	1,562,752	2,056,532
Unrealized gain (loss)	(10,449,077)	(7,496,944)	(5,011,722)	(5,327,895)	(5,578,397)	(13,712,089)	(12,015,002)

Net gain (loss) on investments	(13,078,078)	(5,810,597)	(4,094,933)	(6,834,206)	(4,930,598)	(12,149,337)	(9,958,470)

Net increase (decrease) in contract owners’ equity from operations	$(8,288,767)	$(1,819,764)	$(83,484)	$(4,471,005)	$(1,827,831)	$(662,756)	$(8,734,657)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Lazard Retirement Series, Inc. - Service Shares
	Emerging	U.S.	U.S.		Global
	Markets	Small-Mid	Equity	International	Dynamic
	Equity	Cap Equity	Select	Equity	Multi-Asset
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$3,757,401	$6,871	$50,660	$1,948,048	$4,839,908
Risk and administrative expense (note 2)	(2,632,995)	(517,912)	(83,564)	(1,642,295)	(4,900,966)

Net investment activity	1,124,406	(511,041)	(32,904)	305,753	(61,058)

Reinvested capital gains	0	3,930,280	712,072	6,314,289	21,893,197

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,929,180	(80,394)	226,269	(2,295,349)	4,990,138
Unrealized gain (loss)	(48,659,519)	(8,799,361)	(1,278,493)	(24,186,314)	(56,282,822)

Net gain (loss) on investments	(44,730,339)	(8,879,755)	(1,052,224)	(26,481,663)	(51,292,684)

Net increase (decrease) in contract owners’ equity from operations	$(43,605,933)	$(5,460,516)	$(373,056)	$(19,861,621)	$(29,460,545)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	The Prudential Series		J.P. Morgan Insurance
	Fund, Inc. - Class II		Trust - Class I
	Jennison		Small	Mid Cap
	20/20 Focus	Jennison	Cap Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$306,865	$2,381,521
Risk and administrative expense (note 2)	(1,411,674)	(726,183)	(1,059,692)	(3,146,953)

Net investment activity	(1,411,674)	(726,183)	(752,827)	(765,432)

Reinvested capital gains	0	0	5,265,079	3,980,809

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,995,622	5,284,617	3,082,930	12,642,236
Unrealized gain (loss)	(19,890,484)	(6,557,135)	(17,035,066)	(45,724,905)

Net gain (loss) on investments	(3,894,862)	(1,272,518)	(13,952,136)	(33,082,669)

Net increase (decrease) in contract owners’ equity from operations	$(5,306,536)	$(1,998,701)	$(9,439,884)	$(29,867,292)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	AB Variable Products Series Fund, Inc. - Class B
				VPS
	VPS	VPS	VPS	Global Risk
	Growth &	Small Cap	Dynamic Asset	Allocation-
	Income	Growth	Allocation	Moderate
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$70,094	$0	$4,505,761	$0
Risk and administrative expense (note 2)	(99,473)	(229,894)	(3,714,980)	(1,289,870)

Net investment activity	(29,379)	(229,894)	790,781	(1,289,870)

Reinvested capital gains	1,065,502	1,083,432	359,234	5,049,790

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(56,098)	100,781	4,560,890	1,343,418
Unrealized gain (loss)	(2,220,280)	(3,319,410)	(29,968,446)	(10,863,314)

Net gain (loss) on investments	(2,276,378)	(3,218,629)	(25,407,556)	(9,519,896)

Net increase (decrease) in contract owners’ equity from operations	$(1,240,255)	$(2,365,091)	$(24,257,541)	$(5,759,976)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	MFS® Variable Insurance Trust - Service Class			MFS® Variable Insurance Trust II Service Class
				Massachusetts
	New	Mid Cap	Total	Investors
	Discovery	Growth	Return	Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$2,853,925	$85,095
Risk and administrative expense (note 2)	(303,095)	(753,622)	(1,778,309)	(326,436)

Net investment activity	(303,095)	(753,622)	1,075,616	(241,341)

Reinvested capital gains	3,593,991	9,813,648	6,571,673	1,503,817

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	793,171	2,212,761	747,808	671,174
Unrealized gain (loss)	(5,109,757)	(11,097,919)	(18,410,578)	(1,922,590)

Net gain (loss) on investments	(4,316,586)	(8,885,158)	(17,662,770)	(1,251,416)

Net increase (decrease) in contract owners’ equity from operations	$(1,025,690)	$174,868	$(10,015,481)	$11,060

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	PIMCO Variable Insurance Trust - Administrative Shares
			Global	Commodity	Global
	Real	Total	Bond	RealReturn®	Diversified	Short-	Low
	Return	Return	Opportunities	Strategy	Allocation	Term	Duration
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$5,224,519	$11,886,585	$4,434,523	$454,137	$15,367,634	$1,414,155	$550,274
Risk and administrative expense (note 2)	(2,823,534)	(6,116,863)	(894,492)	(283,446)	(10,885,317)	(808,362)	(352,853)

Net investment activity	2,400,985	5,769,722	3,540,031	170,691	4,482,317	605,793	197,421

Reinvested capital gains	0	5,335,259	188,272	0	16,453,149	102,056	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(4,442,602)	(5,087,222)	(1,110,212)	(2,072,730)	6,785,099	107,266	(191,495)
Unrealized gain (loss)	(5,712,760)	(15,640,686)	(6,472,716)	(1,384,406)	(110,312,136)	(800,617)	(227,010)

Net gain (loss) on investments	(10,155,362)	(20,727,908)	(7,582,928)	(3,457,136)	(103,527,037)	(693,351)	(418,505)

Net increase (decrease) in contract owners’ equity from operations	$(7,754,377)	$(9,622,927)	$(3,854,625)	$(3,286,445)	$(82,591,571)	$14,498	$(221,084)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Calvert Variable Products, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	VP S&P 500
	Index	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$3,400	$273,404	$1,104,289	$0
Risk and administrative expense (note 2)	(2,143)	(363,123)	(2,026,673)	(857,676)

Net investment activity	1,257	(89,719)	(922,384)	(857,676)

Reinvested capital gains	12,210	3,655,942	1,813,392	2,733,293

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,015	65,770	(3,142,011)	170,947
Unrealized gain (loss)	(24,997)	(5,612,517)	(10,519,260)	(7,585,334)

Net gain (loss) on investments	(22,982)	(5,546,747)	(13,661,271)	(7,414,387)

Net increase (decrease) in contract owners’ equity from operations	$(9,515)	$(1,980,524)	$(12,770,263)	$(5,538,770)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)			Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$451	$1,338,604	$6,134,911	$116,728
Risk and administrative expense (note 2)	(241)	(940,047)	(6,366,547)	(658,288)

Net investment activity	210	398,557	(231,636)	(541,560)

Reinvested capital gains	2,564	525,066	42,535,670	2,017,098

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,730	984,490	(8,162,645)	2,397,403
Unrealized gain (loss)	(8,797)	(14,461,341)	(72,691,679)	(11,778,263)

Net gain (loss) on investments	(6,067)	(13,476,851)	(80,854,324)	(9,380,860)

Net increase (decrease) in contract owners’ equity from operations	$(3,293)	$(12,553,228)	$(38,550,290)	$(7,905,322)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust - Class 2			Franklin Templeton Variable Insurance Products Trust - Class 5
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin VolSmart Allocation VIP Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$4,384,744	$0	$1,474,503	$908,066
Risk and administrative expense (note 2)	(1,174,823)	(221,278)	(732,070)	(2,489,612)

Net investment activity	3,209,921	(221,278)	742,433	(1,581,546)

Reinvested capital gains	0	2,850,967	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	641,925	(579,162)	274,457	3,562,749
Unrealized gain (loss)	(8,643,581)	(1,601,897)	(10,652,181)	(16,614,087)

Net gain (loss) on investments	(8,001,656)	(2,181,059)	(10,377,724)	(13,051,338)

Net increase (decrease) in contract owners’ equity from operations	$(4,791,735)	$448,630	$(9,635,291)	$(14,632,884)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin	Franklin Flex	Templeton	Franklin
	Income	Cap Growth	Foreign	Founding Funds
	VIP	VIP	VIP	Allocation VIP
	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$5,387,683	$0	$2,457,315	$1,171,760
Risk and administrative expense (note 2)	(1,451,414)	(318,331)	(1,367,757)	(512,087)

Net investment activity	3,936,269	(318,331)	1,089,558	659,673

Reinvested capital gains	0	4,468,163	0	958,963

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,743,613	(678,333)	752,473	88,500
Unrealized gain (loss)	(11,768,057)	(3,127,677)	(20,116,988)	(5,844,480)

Net gain (loss) on investments	(10,024,444)	(3,806,010)	(19,364,515)	(5,755,980)

Net increase (decrease) in contract owners’ equity from operations	$(6,088,175)	$343,822	$(18,274,957)	$(4,137,344)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Primary Shares Subaccount	Managed Volatility Fund II Service Shares Subaccount (note 4)	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)
	2018	2018	2018 (a)	2018	2018
Investment activity:
Reinvested dividends	$0	$13,322,240	$0	$1,485,002	$768,422
Risk and administrative expense (note 2)	(882,358)	(6,234,787)	(222,401)	(424,934)	(187,804)

Net investment activity	(882,358)	7,087,453	(222,401)	1,060,068	580,618

Reinvested capital gains	4,576,322	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,531,446	2,577,853	(100,168)	(4,979,611)	101,145
Unrealized gain (loss)	(5,533,727)	(55,511,114)	(3,921,153)	3,243,908	(935,361)

Net gain (loss) on investments	(3,002,281)	(52,933,261)	(4,021,321)	(1,735,703)	(834,216)

Net increase (decrease) in contract owners’ equity from operations	$691,683	$(45,845,808)	$(4,243,722)	$(675,635)	$(253,598)

(a)	Period from August 17, 2018, date of commencement of operations, to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Ivy Variable Insurance Portfolios			Northern Lights Variable Trust - Class 2
				TOPS®	TOPS®	TOPS®
		VIP	VIP	Managed Risk	Managed Risk	Managed
	VIP Asset	Natural	Science and	Balanced	Moderate	Risk Growth
	Strategy	Resources	Technology	ETF	Growth ETF	ETF
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$3,110,661	$126,860	$0	$6,869,282	$11,012,803	$8,807,687
Risk and administrative expense (note 2)	(2,337,022)	(540,056)	(1,342,551)	(5,541,515)	(9,163,863)	(7,943,379)

Net investment activity	773,639	(413,196)	(1,342,551)	1,327,767	1,848,940	864,308

Reinvested capital gains	6,757,325	0	12,992,128	21,335,598	32,133,709	31,139,911

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,345,209)	(1,132,709)	5,535,995	5,317,295	9,653,352	11,591,241
Unrealized gain (loss)	(16,408,842)	(8,890,069)	(22,332,405)	(58,385,949)	(101,370,070)	(102,228,160)

Net gain (loss) on investments	(17,754,051)	(10,022,778)	(16,796,410)	(53,068,654)	(91,716,718)	(90,636,919)

Net increase (decrease) in contract owners’ equity from operations	$(10,223,087)	$(10,435,974)	$(5,146,833)	$(30,405,289)	$(57,734,069)	$(58,632,700)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2018

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount
	2018	2018	2018
Investment activity:
Reinvested dividends	$877,939	$1,590,712	$824,924
Risk and administrative expense (note 2)	(719,647)	(1,337,345)	(718,306)

Net investment activity	158,292	253,367	106,618

Reinvested capital gains	2,841,260	4,836,716	3,079,838

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	314,015	483,782	289,621
Unrealized gain (loss)	(7,392,661)	(14,392,842)	(9,238,020)

Net gain (loss) on investments	(7,078,646)	(13,909,060)	(8,948,399)

Net increase (decrease) in contract owners’ equity from operations	$(4,079,094)	$(8,818,977)	$(5,761,943)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Equity Subaccount		ON Bond Subaccount		ON Omni Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,780,004)	$(2,854,376)	$(1,783,249)	$(1,878,424)	$(661,248)	$(597,310)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	6,761,997	89,639,466	4,230,860	3,549,830	2,688,655	1,373,939
Unrealized gain (loss)	(24,803,950)	(49,624,177)	(8,894,475)	5,192,377	(9,969,560)	7,380,768

Net increase (decrease) in contract owners’ equity from operations	(19,821,957)	37,160,913	(6,446,864)	6,863,783	(7,942,153)	8,157,397

Equity transactions:
Contract purchase payments (note 1)	889,418	2,763,528	3,381,939	4,782,992	1,281,612	2,969,535
Extra credit fund deposit (note 1)	2,437	9,266	11,340	17,335	1,665	2,373
Transfers (to) and from other subaccounts	(842,371)	(396,010,007)	(4,123,542)	12,689,598	3,460,425	1,469,720
Transfers (to) and from fixed dollar contract	(228,813)	692,457	(432,682)	1,624,084	(86,021)	74,756
Withdrawals and surrenders	(11,783,611)	(11,967,518)	(15,661,308)	(7,362,165)	(5,356,328)	(1,929,742)
Surrender charges (note 2)	(20,246)	(43,174)	(18,659)	(9,961)	(4,013)	(3,049)
Annual contract charges (note 2)	(1,220,014)	(2,086,110)	(1,522,903)	(1,492,818)	(433,279)	(390,264)
Annuity and death benefit payments	(4,930,064)	(7,432,182)	(4,840,609)	(5,816,008)	(1,635,295)	(1,309,237)

Net equity transactions	(18,133,264)	(414,073,740)	(23,206,424)	4,433,057	(2,771,234)	884,092

Net change in contract owners’ equity	(37,955,221)	(376,912,827)	(29,653,288)	11,296,840	(10,713,387)	9,041,489
Contract owners’ equity:
Beginning of period	151,139,372	528,052,199	151,690,492	140,393,652	50,409,324	41,367,835

End of period	$113,184,151	$151,139,372	$122,037,204	$151,690,492	$39,695,937	$50,409,324

Change in units:
Beginning units	9,054,104	37,369,931	7,943,054	7,694,283	2,447,963	2,358,202

Units purchased	426,896	616,998	1,070,183	1,714,286	438,132	357,332
Units redeemed	(1,524,165)	(28,932,825)	(2,282,642)	(1,465,515)	(586,405)	(267,571)

Ending units	7,956,835	9,054,104	6,730,595	7,943,054	2,299,690	2,447,963

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON International Equity Subaccount		ON Capital Appreciation Subaccount		ON Foreign Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,673,779)	$(1,758,316)	$(1,131,344)	$(1,352,231)	$(762,899)	$(838,449)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	5,232,134	5,038,845	5,932,353	21,958,377	3,010,977	1,798,961
Unrealized gain (loss)	(22,727,454)	27,641,618	(16,512,995)	(4,669,383)	(11,859,725)	9,409,937

Net increase (decrease) in contract owners’ equity from operations	(19,169,099)	30,922,147	(11,711,986)	15,936,763	(9,611,647)	10,370,449

Equity transactions:
Contract purchase payments (note 1)	1,346,546	1,834,526	769,270	1,614,018	931,679	1,429,950
Extra credit fund deposit (note 1)	4,635	2,160	7,064	7,241	897	1,488
Transfers (to) and from other subaccounts	4,746,059	(4,661,408)	(1,457,529)	(77,522,233)	(5,069,588)	3,495,966
Transfers (to) and from fixed dollar contract	577,769	183,055	(148,249)	147,852	(41,053)	120,300
Withdrawals and surrenders	(9,051,134)	(5,933,304)	(9,105,107)	(5,447,873)	(5,282,837)	(2,569,091)
Surrender charges (note 2)	(8,143)	(3,644)	(9,216)	(6,776)	(3,854)	(2,963)
Annual contract charges (note 2)	(1,366,686)	(1,448,153)	(728,803)	(903,741)	(627,854)	(678,164)
Annuity and death benefit payments	(5,499,796)	(6,172,706)	(3,055,650)	(3,476,143)	(1,690,152)	(1,742,291)

Net equity transactions	(9,250,750)	(16,199,474)	(13,728,220)	(85,587,655)	(11,782,762)	55,195

Net change in contract owners’ equity	(28,419,849)	14,722,673	(25,440,206)	(69,650,892)	(21,394,409)	10,425,644
Contract owners’ equity:
Beginning of period	141,147,059	126,424,386	96,290,268	165,941,160	66,487,292	56,061,648

End of period	$112,727,210	$141,147,059	$70,850,062	$96,290,268	$45,092,883	$66,487,292

Change in units:
Beginning units	11,342,889	12,735,929	2,422,796	4,910,525	3,105,100	3,093,223

Units purchased	1,171,438	1,147,240	129,449	220,370	200,787	449,041
Units redeemed	(1,923,413)	(2,540,280)	(460,558)	(2,708,099)	(777,396)	(437,164)

Ending units	10,590,914	11,342,889	2,091,687	2,422,796	2,528,491	3,105,100

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Janus Henderson Forty Subaccount		ON Janus Henderson Venture Subaccount		ON Janus Henderson Enterprise Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(640,608)	$(551,114)	$(1,073,443)	$(1,332,346)	$(753,120)	$(731,514)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	5,184,073	3,515,984	7,880,748	31,220,267	5,478,675	3,594,474
Unrealized gain (loss)	(2,810,619)	6,939,654	(11,380,446)	(5,750,030)	(6,697,845)	9,813,913

Net increase (decrease) in contract owners’ equity from operations	1,732,846	9,904,524	(4,573,141)	24,137,891	(1,972,290)	12,676,873

Equity transactions:
Contract purchase payments (note 1)	3,812,576	2,938,146	1,033,929	2,862,315	1,104,832	1,256,000
Extra credit fund deposit (note 1)	2,768	1,263	2,865	6,825	1,356	6,391
Transfers (to) and from other subaccounts	(750,763)	859,955	(1,889,898)	(132,839,572)	(1,248,834)	(2,259,177)
Transfers (to) and from fixed dollar contract	9,390	146,222	198,969	767,635	(108,214)	(205,580)
Withdrawals and surrenders	(4,746,044)	(2,370,960)	(11,085,195)	(4,852,121)	(5,016,936)	(2,920,352)
Surrender charges (note 2)	(2,632)	(834)	(12,813)	(10,719)	(5,490)	(3,593)
Annual contract charges (note 2)	(495,729)	(458,867)	(787,682)	(1,021,753)	(515,898)	(528,756)
Annuity and death benefit payments	(1,337,162)	(2,373,170)	(2,098,266)	(2,618,979)	(1,759,539)	(1,701,667)

Net equity transactions	(3,507,596)	(1,258,245)	(14,638,091)	(137,706,369)	(7,548,723)	(6,356,734)

Net change in contract owners’ equity	(1,774,750)	8,646,279	(19,211,232)	(113,568,478)	(9,521,013)	6,320,139
Contract owners’ equity:
Beginning of period	46,990,377	38,344,098	83,172,339	196,740,817	58,642,974	52,322,835

End of period	$45,215,627	$46,990,377	$63,961,107	$83,172,339	$49,121,961	$58,642,974

Change in units:
Beginning units	3,028,761	3,099,352	4,391,117	12,950,115	2,042,775	2,284,420

Units purchased	649,305	697,253	503,428	769,828	159,939	136,082
Units redeemed	(903,602)	(767,844)	(1,285,552)	(9,328,826)	(413,753)	(377,727)

Ending units	2,774,464	3,028,761	3,608,993	4,391,117	1,788,961	2,042,775

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON S&P 500® Index Subaccount		ON Federated Strategic Value Dividend Subaccount		ON Federated High Income Bond Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,609,423)	$(6,884,468)	$(963,885)	$(2,152,455)	$(1,111,137)	$(1,708,031)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	33,030,502	76,343,628	6,470,026	63,603,651	4,992,535	37,767,375
Unrealized gain (loss)	(53,865,277)	37,167,547	(13,177,844)	(33,252,859)	(7,654,180)	(27,148,045)

Net increase (decrease) in contract owners’ equity from operations	(27,444,198)	106,626,707	(7,671,703)	28,198,337	(3,772,782)	8,911,299

Equity transactions:
Contract purchase payments (note 1)	22,289,927	27,340,666	1,158,142	3,696,854	1,077,488	2,588,410
Extra credit fund deposit (note 1)	7,501	8,557	497	5,835	7,894	11,276
Transfers (to) and from other subaccounts	(11,795,527)	(317,068,840)	(18,376,643)	(380,607,590)	(6,990,991)	(194,864,280)
Transfers (to) and from fixed dollar contract	1,646,668	3,615,017	29,443	1,054,128	(167,485)	1,159,474
Withdrawals and surrenders	(49,714,672)	(21,845,061)	(8,667,991)	(6,621,695)	(8,903,024)	(6,119,948)
Surrender charges (note 2)	(49,783)	(82,125)	(10,404)	(10,283)	(9,098)	(11,673)
Annual contract charges (note 2)	(4,462,562)	(4,903,297)	(826,962)	(1,887,462)	(822,735)	(1,335,842)
Annuity and death benefit payments	(13,959,289)	(12,983,139)	(2,300,215)	(4,816,562)	(3,073,336)	(4,800,616)

Net equity transactions	(56,037,737)	(325,918,222)	(28,994,133)	(389,186,775)	(18,881,287)	(203,373,199)

Net change in contract owners’ equity	(83,481,935)	(219,291,515)	(36,665,836)	(360,988,438)	(22,654,069)	(194,461,900)
Contract owners’ equity:
Beginning of period	526,783,415	746,074,930	97,380,135	458,368,573	97,333,484	291,795,384

End of period	$443,301,480	$526,783,415	$60,714,299	$97,380,135	$74,679,415	$97,333,484

Change in units:
Beginning units	20,407,923	34,833,524	4,837,144	25,683,749	3,961,396	12,758,128

Units purchased	2,410,126	3,615,035	361,811	1,172,806	350,123	603,214
Units redeemed	(4,597,011)	(18,040,636)	(1,883,768)	(22,019,411)	(1,130,561)	(9,399,946)

Ending units	18,221,038	20,407,923	3,315,187	4,837,144	3,180,958	3,961,396

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON ClearBridge Small Cap Subaccount		ON Nasdaq-100® Index Subaccount		ON Bristol Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,049,605)	$(1,604,895)	$(2,550,234)	$(2,128,446)	$(707,894)	$(1,098,923)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	6,664,158	38,317,122	23,970,753	12,121,095	10,748,386	77,873,657
Unrealized gain (loss)	(12,418,067)	(23,110,912)	(23,265,858)	33,491,860	(19,202,113)	(54,702,993)

Net increase (decrease) in contract owners’ equity from operations	(6,803,514)	13,601,315	(1,845,339)	43,484,509	(9,161,621)	22,071,741

Equity transactions:
Contract purchase payments (note 1)	1,506,199	3,070,813	6,145,753	7,306,275	740,325	1,560,228
Extra credit fund deposit (note 1)	788	9,833	2,455	14,680	2,183	7,393
Transfers (to) and from other subaccounts	(9,514,357)	(178,296,572)	(488,108)	16,127,821	(5,410,659)	(147,694,893)
Transfers (to) and from fixed dollar contract	(820,513)	775,672	745,293	404,746	18,855	398,613
Withdrawals and surrenders	(8,969,453)	(4,626,966)	(18,096,063)	(6,869,453)	(6,062,130)	(3,666,310)
Surrender charges (note 2)	(8,490)	(40,805)	(53,362)	(21,690)	(6,579)	(8,220)
Annual contract charges (note 2)	(763,505)	(1,221,124)	(1,971,420)	(1,672,068)	(639,707)	(931,591)
Annuity and death benefit payments	(2,232,692)	(3,373,249)	(5,759,650)	(4,358,176)	(2,319,319)	(3,026,642)

Net equity transactions	(20,802,023)	(183,702,398)	(19,475,102)	10,932,135	(13,677,031)	(153,361,422)

Net change in contract owners’ equity	(27,605,537)	(170,101,083)	(21,320,441)	54,416,644	(22,838,652)	(131,289,681)
Contract owners’ equity:
Beginning of period	90,336,247	260,437,330	189,552,820	135,136,176	63,104,228	194,393,909

End of period	$62,730,710	$90,336,247	$168,232,379	$189,552,820	$40,265,576	$63,104,228

Change in units:
Beginning units	1,963,553	6,330,937	13,109,700	12,221,502	2,153,434	8,282,736

Units purchased	97,890	522,978	3,074,123	3,788,501	399,302	579,601
Units redeemed	(535,133)	(4,890,362)	(4,430,287)	(2,900,303)	(859,291)	(6,708,903)

Ending units	1,526,310	1,963,553	11,753,536	13,109,700	1,693,445	2,153,434

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	On Bryton Growth Subaccount		ON ICON Balanced Subaccount		ON S&P MidCap 400® Index Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(332,666)	$(499,931)	$(7,048,270)	$(8,314,635)	$(697,844)	$(618,567)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	4,077,094	21,135,304	14,629,070	55,312,984	2,700,519	2,549,162
Unrealized gain (loss)	(4,660,063)	(12,810,496)	(66,505,981)	17,362,019	(8,756,855)	4,490,018

Net increase (decrease) in contract owners’ equity from operations	(915,635)	7,824,877	(58,925,181)	64,360,368	(6,754,180)	6,420,613

Equity transactions:
Contract purchase payments (note 1)	284,636	329,468	11,540,885	25,227,774	3,082,952	3,696,867
Extra credit fund deposit (note 1)	2,453	1,038	4,370	22,158	259	171
Transfers (to) and from other subaccounts	(1,983,736)	(63,699,477)	(19,304,766)	(424,485,390)	2,046,064	6,702,620
Transfers (to) and from fixed dollar contract	(23,520)	100,255	1,769,472	8,289,012	457,431	229,032
Withdrawals and surrenders	(2,623,026)	(1,555,401)	(30,601,347)	(19,540,330)	(4,412,393)	(1,945,345)
Surrender charges (note 2)	(6,007)	(1,623)	(270,810)	(233,924)	(4,925)	(5,690)
Annual contract charges (note 2)	(304,958)	(443,436)	(6,166,671)	(6,936,519)	(671,692)	(602,088)
Annuity and death benefit payments	(1,094,863)	(1,463,800)	(11,250,783)	(12,753,189)	(2,068,801)	(2,195,031)

Net equity transactions	(5,749,021)	(66,732,976)	(54,279,650)	(430,410,408)	(1,571,105)	5,880,536

Net change in contract owners’ equity	(6,664,656)	(58,908,099)	(113,204,831)	(366,050,040)	(8,325,285)	12,301,149
Contract owners’ equity:
Beginning of period	28,053,549	86,961,648	555,101,645	921,151,685	54,864,234	42,563,085

End of period	$21,388,893	$28,053,549	$441,896,814	$555,101,645	$46,538,949	$54,864,234

Change in units:
Beginning units	1,367,721	5,067,518	29,490,153	52,252,447	3,235,640	2,870,108

Units purchased	170,459	129,735	2,269,543	4,268,638	573,056	1,101,026
Units redeemed	(425,289)	(3,829,532)	(5,104,034)	(27,030,932)	(692,387)	(735,494)

Ending units	1,112,891	1,367,721	26,655,662	29,490,153	3,116,309	3,235,640

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Bristol Growth Subaccount		ON Risk Managed Balanced Subaccount		ON Conservative Model Subaccount		ON Moderately Conservative Model Subaccount
	2018	2017	2018	2017	2018	2017 (a)	2018	2017 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(239,546)	$(470,385)	$(4,608,218)	$(4,094,382)	$(1,147,594)	$(1,112,118)	$(3,616,735)	$(3,471,467)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,896,545	39,958,059	8,611,077	5,624,037	1,127,459	587,871	4,270,207	1,634,898
Unrealized gain (loss)	(5,487,578)	(27,409,650)	(11,720,189)	43,999,233	(3,824,826)	4,793,195	(19,552,164)	20,634,765

Net increase (decrease) in contract owners’ equity from operations	(2,830,579)	12,078,024	(7,717,330)	45,528,888	(3,844,961)	4,268,948	(18,898,692)	18,798,196

Equity transactions:
Contract purchase payments (note 1)	417,760	870,260	15,835,152	31,276,077	569,693	776,264	786,152	2,216,014
Extra credit fund deposit (note 1)	1,513	6,146	6,278	36,276	190	3,340	5,664	3,622
Transfers (to) and from other subaccounts	183,176	(101,360,727)	20,970,496	1,299,409	3,518,580	103,640,101	(6,642,787)	330,954,956
Transfers (to) and from fixed dollar contract	9,310	330,489	2,765,255	8,957,822	90,795	141,997	(1,234,294)	672,541
Withdrawals and surrenders	(2,213,458)	(1,671,215)	(18,554,691)	(8,601,511)	(12,565,838)	(4,240,886)	(44,689,124)	(12,899,669)
Surrender charges (note 2)	(7,615)	(2,462)	(210,069)	(217,024)	(14,842)	(5,729)	(7,070)	(24,883)
Annual contract charges (note 2)	(203,578)	(399,929)	(3,944,425)	(3,256,020)	(1,320,214)	(1,185,171)	(3,840,155)	(3,535,181)
Annuity and death benefit payments	(428,390)	(1,093,928)	(5,993,844)	(4,791,124)	(7,135,251)	(3,717,917)	(14,446,841)	(10,116,341)

Net equity transactions	(2,241,282)	(103,321,366)	10,874,152	24,703,905	(16,856,887)	95,411,999	(70,068,455)	307,271,059

Net change in contract owners’ equity	(5,071,861)	(91,243,342)	3,156,822	70,232,793	(20,701,848)	99,680,947	(88,967,147)	326,069,255
Contract owners’ equity:
Beginning of period	18,825,831	110,069,173	334,098,869	263,866,076	99,680,947	0	326,069,255	0

End of period	$13,753,970	$18,825,831	$337,255,691	$334,098,869	$78,979,099	$99,680,947	$237,102,108	$326,069,255

Change in units:
Beginning units	865,290	6,413,652	26,903,101	24,661,794	9,560,415	0	30,821,390	0

Units purchased	275,463	283,111	4,902,820	7,055,256	1,570,563	11,587,661	1,503,254	35,381,771
Units redeemed	(388,716)	(5,831,473)	(4,083,424)	(4,813,949)	(3,218,067)	(2,027,246)	(8,277,770)	(4,560,381)

Ending units	752,037	865,290	27,722,497	26,903,101	7,912,911	9,560,415	24,046,874	30,821,390

(a)	Period from March 1, 2017, date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Balanced Model Subaccount		ON Moderate Growth Model Subaccount		ON Growth Model Subaccount
	2018	2017 (a)	2018	2017 (a)	2018	2017 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,602,260)	$(15,952,546)	$(30,773,469)	$(26,232,919)	$(6,418,931)	$(5,416,903)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	22,595,234	7,229,706	39,969,873	9,347,399	8,375,973	2,265,668
Unrealized gain (loss)	(124,082,340)	125,211,857	(267,694,094)	239,788,879	(65,536,107)	54,934,104

Net increase (decrease) in contract owners’ equity from operations	(119,089,366)	116,489,017	(258,497,690)	222,903,359	(63,579,065)	51,782,869

Equity transactions:
Contract purchase payments (note 1)	11,191,632	12,853,875	16,345,448	15,693,346	16,106,966	11,236,211
Extra credit fund deposit (note 1)	36,313	8,542	16,229	27,219	5,836	14,221
Transfers (to) and from other subaccounts	(36,749,842)	1,551,598,721	(63,410,543)	2,555,263,518	(8,161,079)	510,938,654
Transfers (to) and from fixed dollar contract	(6,730,143)	93,632	(4,314,492)	4,338,117	(2,131,594)	1,526,767
Withdrawals and surrenders	(186,118,689)	(60,725,829)	(289,353,256)	(70,249,880)	(41,454,182)	(14,497,293)
Surrender charges (note 2)	(95,146)	(68,780)	(183,207)	(98,287)	(27,894)	(6,673)
Annual contract charges (note 2)	(18,854,539)	(16,939,335)	(33,197,606)	(28,410,005)	(6,397,413)	(5,796,643)
Annuity and death benefit payments	(58,566,960)	(42,845,982)	(68,428,355)	(54,300,194)	(14,379,342)	(11,464,541)

Net equity transactions	(295,887,374)	1,443,974,844	(442,525,782)	2,422,263,834	(56,438,702)	491,950,703

Net change in contract owners’ equity	(414,976,740)	1,560,463,861	(701,023,472)	2,645,167,193	(120,017,767)	543,733,572
Contract owners’ equity:
Beginning of period	1,560,463,861	0	2,645,167,193	0	543,733,572	0

End of period	$1,145,487,121	$1,560,463,861	$1,944,143,721	$2,645,167,193	$423,715,805	$543,733,572

Change in units:
Beginning units	145,873,775	0	241,934,489	0	49,272,055	0

Units purchased	2,443,598	161,201,994	5,374,594	262,880,569	3,394,033	53,772,675
Units redeemed	(30,716,882)	(15,328,219)	(46,847,957)	(20,946,080)	(8,697,015)	(4,500,620)

Ending units	117,600,491	145,873,775	200,461,126	241,934,489	43,969,073	49,272,055

(a)	Period from March 1, 2017, date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Fidelity® Variable Insurance Products Fund - Initial Class						Fidelity® Variable Insurance Products Fund - Service Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount		VIP Government Money Market Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,655)	$(10,548)	$5,943	$3,639	$1,266	$1,840	$348,045	$(988,155)
Reinvested capital gains	150,304	68,900	40,140	17,770	0	0	0	0
Realized gain (loss)	29,294	31,757	5,257	2,393	(4,375)	(773)	166,503	101,862
Unrealized gain (loss)	(175,966)	184,919	(120,965)	71,016	1,716	1,466	0	0

Net increase (decrease) in contract owners’ equity from operations	(8,023)	275,028	(69,625)	94,818	(1,393)	2,533	514,548	(886,293)

Equity transactions:
Contract purchase payments (note 1)	1,370	1,618	3,188	3,420	0	0	16,757,953	14,435,667
Extra credit fund deposit (note 1)	0	0	0	0	0	0	42,071	61,837
Transfers (to) and from other subaccounts	(221)	(182)	5,417	0	0	0	87,934,380	(7,428,400)
Transfers (to) and from fixed dollar contract	0	(17,924)	(121,856)	(17,472)	0	0	(699,415)	(316,846)
Withdrawals and surrenders	(53,120)	(34,892)	(48,858)	(22,784)	(9,877)	(1,703)	(91,649,523)	(21,768,395)
Surrender charges (note 2)	(138)	(88)	(156)	(179)	(37)	(12)	(79,301)	(66,932)
Annual contract charges (note 2)	(717)	(744)	(386)	(413)	(65)	(87)	(1,601,361)	(1,527,991)
Annuity and death benefit payments	(13,803)	(12,702)	(4,707)	(3,836)	(7,307)	(1,084)	(6,945,106)	(6,419,784)

Net equity transactions	(66,629)	(64,914)	(167,358)	(41,264)	(17,286)	(2,886)	3,759,698	(23,030,844)

Net change in contract owners’ equity	(74,652)	210,114	(236,983)	53,554	(18,679)	(353)	4,274,246	(23,917,137)
Contract owners’ equity:
Beginning of period	1,043,353	833,239	894,789	841,235	46,129	46,482	134,079,850	157,996,987

End of period	$968,701	$1,043,353	$657,806	$894,789	$27,450	$46,129	$138,354,096	$134,079,850

Change in units:
Beginning units	26,086	27,792	26,757	28,035	2,303	2,450	12,139,555	14,214,571

Units purchased	32	45	254	110	0	0	16,656,836	7,025,578
Units redeemed	(1,540)	(1,751)	(5,282)	(1,388)	(868)	(147)	(16,283,069)	(9,100,594)

Ending units	24,578	26,086	21,729	26,757	1,435	2,303	12,513,322	12,139,555

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,853,316)	$(2,804,176)	$(4,129,644)	$(2,471,557)	$(1,376,688)	$(1,059,259)
Reinvested capital gains	28,025,266	21,889,489	43,390,709	26,497,426	15,315,500	6,056,864
Realized gain (loss)	7,053,426	19,016,407	20,716,556	16,461,689	5,133,648	3,175,224
Unrealized gain (loss)	(77,547,542)	26,458,349	(92,255,558)	48,451,955	(20,528,343)	15,960,570

Net increase (decrease) in contract owners’ equity from operations	(45,322,166)	64,560,069	(32,277,937)	88,939,513	(1,455,883)	24,133,399

Equity transactions:
Contract purchase payments (note 1)	4,962,678	8,223,283	9,811,077	12,247,832	4,910,929	6,662,718
Extra credit fund deposit (note 1)	5,985	18,437	9,042	26,495	6,123	11,257
Transfers (to) and from other subaccounts	(7,018,154)	(195,115,196)	(15,898,522)	(15,325,447)	4,343,601	10,824,363
Transfers (to) and from fixed dollar contract	(797,814)	1,017,289	(118,531)	1,658,677	932,154	674,610
Withdrawals and surrenders	(34,246,589)	(14,947,022)	(50,626,996)	(22,642,000)	(14,687,779)	(3,419,927)
Surrender charges (note 2)	(26,110)	(29,416)	(28,635)	(23,517)	(103,622)	(10,765)
Annual contract charges (note 2)	(3,053,746)	(3,536,233)	(4,838,098)	(5,044,575)	(1,069,830)	(900,746)
Annuity and death benefit payments	(9,032,522)	(9,937,943)	(15,524,588)	(13,985,243)	(3,079,054)	(2,832,505)

Net equity transactions	(49,206,272)	(214,306,801)	(77,215,251)	(43,087,778)	(8,747,478)	11,009,005

Net change in contract owners’ equity	(94,528,438)	(149,746,732)	(109,493,188)	45,851,735	(10,203,361)	35,142,404
Contract owners’ equity:
Beginning of period	333,358,140	483,104,872	507,851,256	461,999,521	105,377,364	70,234,960

End of period	$238,829,702	$333,358,140	$398,358,068	$507,851,256	$95,174,003	$105,377,364

Change in units:
Beginning units	8,037,236	14,188,140	19,643,273	21,434,880	6,396,124	5,671,843

Units purchased	531,932	703,873	1,309,612	1,419,986	1,781,762	1,954,921
Units redeemed	(1,697,389)	(6,854,777)	(4,231,136)	(3,211,593)	(2,347,927)	(1,230,640)

Ending units	6,871,779	8,037,236	16,721,749	19,643,273	5,829,959	6,396,124

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,145,640	$389,715	$498,160	$188,863	$538,207	$(259,898)
Reinvested capital gains	8,289,143	3,941,694	2,559,931	8,921,093	8,623,096	16,580,903
Realized gain (loss)	2,679,905	2,137,026	173,693	7,159,218	1,837,191	2,576,093
Unrealized gain (loss)	(27,477,421)	13,306,602	(6,408,504)	(16,103,635)	(32,220,646)	14,183,147

Net increase (decrease) in contract owners’ equity from operations	(15,362,733)	19,775,037	(3,176,720)	165,539	(21,222,152)	33,080,245

Equity transactions:
Contract purchase payments (note 1)	3,860,919	5,130,956	512,898	1,761,047	19,748,218	29,925,603
Extra credit fund deposit (note 1)	3,278	5,912	313	5,985	11,670	11,220
Transfers (to) and from other subaccounts	(11,101,186)	(1,519,257)	(4,449,446)	(94,731,780)	2,181,290	17,014,509
Transfers (to) and from fixed dollar contract	(426,098)	241,417	285,077	589,671	3,378,204	5,497,273
Withdrawals and surrenders	(15,197,367)	(8,233,111)	(4,772,686)	(3,273,818)	(12,623,174)	(6,049,836)
Surrender charges (note 2)	(14,781)	(42,088)	(5,739)	(8,575)	(185,222)	(124,986)
Annual contract charges (note 2)	(1,955,189)	(2,139,382)	(458,423)	(752,751)	(3,265,292)	(2,582,565)
Annuity and death benefit payments	(6,577,232)	(6,350,964)	(1,497,521)	(1,936,639)	(4,924,108)	(4,113,272)

Net equity transactions	(31,407,656)	(12,906,517)	(10,385,527)	(98,346,860)	4,321,586	39,577,946

Net change in contract owners’ equity	(46,770,389)	6,868,520	(13,562,247)	(98,181,321)	(16,900,566)	72,658,191
Contract owners’ equity:
Beginning of period	189,570,447	182,701,927	49,780,177	147,961,498	282,319,579	209,661,388

End of period	$142,800,058	$189,570,447	$36,217,930	$49,780,177	$265,419,013	$282,319,579

Change in units:
Beginning units	8,379,648	8,987,344	3,043,517	9,259,897	20,602,895	17,563,573

Units purchased	658,315	1,194,853	301,459	696,279	3,594,725	5,660,007
Units redeemed	(2,055,615)	(1,802,549)	(958,995)	(6,912,659)	(3,318,394)	(2,620,685)

Ending units	6,982,348	8,379,648	2,385,981	3,043,517	20,879,226	20,602,895

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Aspen Series - Institutional Shares
	Janus Henderson Research Subaccount		Janus Henderson Overseas Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(33,312)	$(37,318)	$(73)	$5,385	$(6,034)	$(7,460)	$31,289	$20,472
Reinvested capital gains	180,826	34,951	0	0	0	0	127,250	10,609
Realized gain (loss)	68,172	94,241	(25,164)	(39,255)	72,864	81,751	189,661	281,482
Unrealized gain (loss)	(345,908)	783,959	(134,854)	338,065	(208,878)	341,718	(373,230)	497,602

Net increase (decrease) in contract owners’ equity from operations	(130,222)	875,833	(160,091)	304,195	(142,048)	416,009	(25,030)	810,165

Equity transactions:
Contract purchase payments (note 1)	18,691	1,226	86	72	4,884	5,996	94,424	6,075
Extra credit fund deposit (note 1)	7	6	3	3	0	0	0	0
Transfers (to) and from other subaccounts	(7,547)	(277,726)	17,927	(48,239)	7,359	(98,010)	127,379	19,343
Transfers (to) and from fixed dollar contract	(7,109)	(4,597)	25,722	0	(11,524)	0	(57,485)	(147,279)
Withdrawals and surrenders	(138,795)	(396,893)	(181,868)	(111,849)	(98,832)	(114,045)	(457,951)	(777,118)
Surrender charges (note 2)	(76)	(287)	(38)	(11)	(79)	(183)	(325)	(2,458)
Annual contract charges (note 2)	(7,138)	(8,276)	(4,158)	(4,710)	(2,742)	(3,319)	(6,403)	(7,113)
Annuity and death benefit payments	(93,477)	(50,322)	(38,802)	(30,590)	(39,624)	(56,142)	(215,784)	(405,600)

Net equity transactions	(235,444)	(736,869)	(181,128)	(195,324)	(140,558)	(265,703)	(516,145)	(1,314,150)

Net change in contract owners’ equity	(365,666)	138,964	(341,219)	108,871	(282,606)	150,306	(541,175)	(503,985)
Contract owners’ equity:
Beginning of period	3,758,967	3,620,003	1,178,122	1,069,251	1,899,714	1,749,408	4,854,829	5,358,814

End of period	$3,393,301	$3,758,967	$836,903	$1,178,122	$1,617,108	$1,899,714	$4,313,654	$4,854,829

Change in units:
Beginning units	165,632	201,361	45,989	53,941	110,055	126,176	148,108	190,919

Units purchased	677	822	2,316	630	783	1,216	6,195	4,124
Units redeemed	(11,226)	(36,551)	(9,098)	(8,582)	(8,611)	(17,337)	(22,875)	(46,935)

Ending units	155,083	165,632	39,207	45,989	102,227	110,055	131,428	148,108

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(249,860)	$(262,100)	$(116,409)	$(186,749)	$1,411,136	$388,310
Reinvested capital gains	1,298,841	246,288	0	0	6,824,376	359,643
Realized gain (loss)	1,250,333	559,432	2,166,350	1,278,672	6,403,069	4,113,727
Unrealized gain (loss)	(3,129,497)	5,196,440	(4,854,507)	5,904,759	(19,724,154)	23,907,206

Net increase (decrease) in contract owners’ equity from operations	(830,183)	5,740,060	(2,804,566)	6,996,682	(5,085,573)	28,768,886

Equity transactions:
Contract purchase payments (note 1)	121,537	1,112,362	1,103,242	1,579,844	32,896,624	25,386,094
Extra credit fund deposit (note 1)	897	9,532	2,639	4,727	9,973	11,613
Transfers (to) and from other subaccounts	546,328	(282,875)	2,588,395	569,104	70,760,202	38,445,144
Transfers (to) and from fixed dollar contract	14,419	109,234	306,323	291,093	3,982,882	4,632,440
Withdrawals and surrenders	(2,682,169)	(1,295,861)	(4,836,706)	(2,071,881)	(22,974,322)	(8,929,461)
Surrender charges (note 2)	(1,790)	(3,004)	(8,327)	(12,594)	(52,445)	(19,408)
Annual contract charges (note 2)	(273,865)	(247,988)	(355,050)	(320,601)	(2,684,070)	(1,699,149)
Annuity and death benefit payments	(856,993)	(826,166)	(969,433)	(978,825)	(7,126,116)	(5,453,730)

Net equity transactions	(3,131,636)	(1,424,766)	(2,168,917)	(939,133)	74,812,728	52,373,543

Net change in contract owners’ equity	(3,961,819)	4,315,294	(4,973,483)	6,057,549	69,727,155	81,142,429
Contract owners’ equity:
Beginning of period	26,971,968	22,656,674	34,854,990	28,797,441	234,951,239	153,808,810

End of period	$23,010,149	$26,971,968	$29,881,507	$34,854,990	$304,678,394	$234,951,239

Change in units:
Beginning units	1,966,160	2,085,212	3,258,742	3,404,625	10,334,850	7,663,303

Units purchased	158,122	176,653	593,580	456,258	5,580,376	4,281,444
Units redeemed	(365,583)	(295,705)	(849,054)	(602,141)	(2,231,086)	(1,609,897)

Ending units	1,758,699	1,966,160	3,003,268	3,258,742	13,684,140	10,334,850

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Aspen Series - Service Shares
	Janus Henderson Overseas Subaccount		Janus Henderson U.S. Low Volatility Subaccount		Janus Henderson Flexible Bond Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$528,921	$454,186	$3,677,885	$345,798	$473,430	$407,858
Reinvested capital gains	0	0	18,935,526	0	0	0
Realized gain (loss)	(5,188,507)	(9,245,446)	32,862,430	18,651,591	(323,474)	(46,824)
Unrealized gain (loss)	(20,153,851)	48,188,512	(115,098,779)	113,963,792	(973,361)	265,355

Net increase (decrease) in contract owners’ equity from operations	(24,813,437)	39,397,252	(59,622,938)	132,961,181	(823,405)	626,389

Equity transactions:
Contract purchase payments (note 1)	2,091,807	2,865,902	38,858,092	70,216,192	2,818,013	2,017,929
Extra credit fund deposit (note 1)	5,764	9,031	12,747	50,340	2,472	39
Transfers (to) and from other subaccounts	7,822,396	(8,202,780)	(40,553,292)	13,720,777	2,220,975	2,970,385
Transfers (to) and from fixed dollar contract	(332,720)	565,831	7,629,616	19,555,588	(575,609)	733,742
Withdrawals and surrenders	(13,851,900)	(6,041,355)	(57,921,931)	(27,169,808)	(2,330,564)	(1,199,418)
Surrender charges (note 2)	(11,661)	(5,481)	(493,253)	(388,127)	(3,808)	(5,108)
Annual contract charges (note 2)	(1,913,501)	(1,967,627)	(12,413,483)	(11,328,766)	(336,055)	(344,482)
Annuity and death benefit payments	(6,067,000)	(6,118,233)	(18,209,140)	(15,944,206)	(955,634)	(674,572)

Net equity transactions	(12,256,815)	(18,894,712)	(83,090,644)	48,711,990	839,790	3,498,515

Net change in contract owners’ equity	(37,070,252)	20,502,540	(142,713,582)	181,673,171	16,385	4,124,904
Contract owners’ equity:
Beginning of period	163,164,054	142,661,514	1,104,738,552	923,065,381	32,014,838	27,889,934

End of period	$126,093,802	$163,164,054	$962,024,970	$1,104,738,552	$32,031,223	$32,014,838

Change in units:
Beginning units	12,619,462	14,238,924	61,694,945	58,730,333	3,171,436	2,820,278

Units purchased	1,763,586	1,269,510	6,687,235	10,452,804	1,003,646	1,091,935
Units redeemed	(2,707,910)	(2,888,972)	(11,323,791)	(7,488,192)	(920,603)	(740,777)

Ending units	11,675,138	12,619,462	57,058,389	61,694,945	3,254,479	3,171,436

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Legg Mason Partners Variable Equity Trust - Class I						Legg Mason Partners Variable Income Trust - Class II
	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount		Western Asset Core Plus VIT Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$111,178	$99,452	$190,414	$147,242	$5,032,999	$1,499,662	$909,471	$(14,352)
Reinvested capital gains	2,953,276	0	5,474,483	2,660,743	0	0	0	0
Realized gain (loss)	2,694,169	2,450,459	1,984,797	1,331,553	12,109,703	5,378,529	(629,593)	(10,015,482)
Unrealized gain (loss)	(8,622,568)	6,047,729	(16,230,635)	6,834,366	(126,625,934)	158,854,582	(2,118,769)	14,668,223

Net increase (decrease) in contract owners’ equity from operations	(2,863,945)	8,597,640	(8,580,941)	10,973,904	(109,483,232)	165,732,773	(1,838,891)	4,638,389

Equity transactions:
Contract purchase payments (note 1)	2,491,742	2,954,030	2,097,505	3,446,239	18,367,249	33,965,030	2,526,376	4,046,755
Extra credit fund deposit (note 1)	3,010	12,101	8,285	4,196	12,792	47,861	225	4,178
Transfers (to) and from other subaccounts	(3,253,767)	(2,470,419)	(586,495)	6,549,692	(31,701,174)	(114,434,170)	1,563,362	(456,264,575)
Transfers (to) and from fixed dollar contract	334,307	611,938	(143,438)	447,056	3,795,427	11,974,641	(29,934)	1,598,066
Withdrawals and surrenders	(3,924,548)	(2,177,612)	(7,062,674)	(2,987,911)	(67,009,735)	(41,835,093)	(4,743,552)	(5,385,148)
Surrender charges (note 2)	(11,806)	(38,542)	(7,577)	(8,655)	(671,044)	(702,128)	(7,368)	(14,580)
Annual contract charges (note 2)	(497,595)	(535,920)	(826,311)	(821,062)	(16,664,987)	(16,734,859)	(481,457)	(1,542,393)
Annuity and death benefit payments	(1,836,417)	(1,415,926)	(3,120,232)	(2,226,090)	(24,318,419)	(22,031,649)	(1,185,267)	(3,892,811)

Net equity transactions	(6,695,074)	(3,060,350)	(9,640,937)	4,403,465	(118,189,891)	(149,750,367)	(2,357,615)	(461,450,508)

Net change in contract owners’ equity	(9,559,019)	5,537,290	(18,221,878)	15,377,369	(227,673,123)	15,982,406	(4,196,506)	(456,812,119)
Contract owners’ equity:
Beginning of period	53,619,581	48,082,291	93,279,080	77,901,711	1,412,800,461	1,396,818,055	45,491,682	502,303,801

End of period	$44,060,562	$53,619,581	$75,057,202	$93,279,080	$1,185,127,338	$1,412,800,461	$41,295,176	$45,491,682

Change in units:
Beginning units	2,142,965	2,264,364	3,317,679	3,141,208	103,035,429	114,673,244	4,353,948	50,186,900

Units purchased	275,680	553,544	512,240	713,336	4,382,741	6,745,962	1,230,317	3,788,701
Units redeemed	(542,809)	(674,943)	(853,552)	(536,865)	(13,188,252)	(18,383,777)	(1,473,161)	(49,621,653)

Ending units	1,875,836	2,142,965	2,976,367	3,317,679	94,229,918	103,035,429	4,111,104	4,353,948

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Wells Fargo Variable Trust				Morgan Stanley Variable Insurance Fund, Inc. - Class I
	Opportunity Subaccount		Discovery Subaccount		VIF Core Plus Fixed Income Subaccount		VIF U.S. Real Estate Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(39,971)	$(25,454)	$(47,787)	$(44,696)	$1,488	$14,101	$23,713	$5,559
Reinvested capital gains	334,585	277,862	429,578	185,047	0	0	0	0
Realized gain (loss)	51,829	39,722	153,786	191,464	6,089	8,196	121,974	70,986
Unrealized gain (loss)	(630,312)	295,551	(800,158)	508,788	(24,899)	14,214	(295,850)	(41,518)

Net increase (decrease) in contract owners’ equity from operations	(283,869)	587,681	(264,581)	840,603	(17,322)	36,511	(150,163)	35,027

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	100,917	866	3,179	31,988
Extra credit fund deposit (note 1)	0	0	0	0	1,550	0	0	960
Transfers (to) and from other subaccounts	(65,854)	0	0	(138,664)	(117,545)	(65,079)	(157,718)	59,950
Transfers (to) and from fixed dollar contract	0	(3,223)	(8,594)	(2,348)	(9,188)	(5,963)	(39,445)	4,446
Withdrawals and surrenders	(127,506)	(109,821)	(193,677)	(259,741)	(127,421)	(83,883)	(206,854)	(137,576)
Surrender charges (note 2)	(82)	(63)	(117)	(126)	(4)	(18)	(388)	(458)
Annual contract charges (note 2)	(3,986)	(3,953)	(5,012)	(5,294)	(867)	(2,077)	(4,510)	(4,813)
Annuity and death benefit payments	(28,997)	(56,130)	(81,940)	(71,864)	(14,930)	(19,205)	(54,438)	(49,302)

Net equity transactions	(226,425)	(173,190)	(289,340)	(478,037)	(167,488)	(175,359)	(460,174)	(94,805)

Net change in contract owners’ equity	(510,294)	414,491	(553,921)	362,566	(184,810)	(138,848)	(610,337)	(59,778)
Contract owners’ equity:
Beginning of period	3,635,380	3,220,889	3,593,949	3,231,383	649,793	788,641	1,950,653	2,010,431

End of period	$3,125,086	$3,635,380	$3,040,028	$3,593,949	$464,983	$649,793	$1,340,316	$1,950,653

Change in units:
Beginning units	102,847	108,233	96,398	110,575	33,088	42,297	39,825	41,427

Units purchased	0	0	0	0	2,640	692	1,302	3,321
Units redeemed	(6,451)	(5,386)	(7,404)	(14,177)	(14,559)	(9,901)	(11,107)	(4,923)

Ending units	96,396	102,847	88,994	96,398	21,169	33,088	30,020	39,825

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Morgan Stanley Variable Insurance Fund, Inc. - Class II
	VIF Core Plus Fixed Income Subaccount		VIF U.S. Real Estate Subaccount		VIF Growth Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$863,990	$1,364,795	$1,058,631	$(17,349)	$(1,219,918)	$(712,611)
Reinvested capital gains	0	0	0	0	18,518,500	4,619,209
Realized gain (loss)	160,794	548,704	5,043,201	3,923,399	3,043,804	765,536
Unrealized gain (loss)	(3,090,598)	1,891,608	(14,360,007)	(2,349,035)	(17,661,667)	12,863,937

Net increase (decrease) in contract owners’ equity from operations	(2,065,814)	3,805,107	(8,258,175)	1,557,015	2,680,719	17,536,071

Equity transactions:
Contract purchase payments (note 1)	1,161,377	2,351,941	1,161,462	1,600,700	4,142,359	3,687,382
Extra credit fund deposit (note 1)	2,167	10,180	2,494	2,188	6,631	18,329
Transfers (to) and from other subaccounts	(3,179,407)	8,313,240	(5,631,207)	4,704,047	25,305,635	14,841,836
Transfers (to) and from fixed dollar contract	(24,574)	716,455	(67,460)	62,416	(1,246,906)	709,700
Withdrawals and surrenders	(10,398,842)	(3,655,651)	(6,397,583)	(3,955,719)	(12,975,550)	(1,626,952)
Surrender charges (note 2)	(10,574)	(10,844)	(4,033)	(2,283)	(92,937)	(4,596)
Annual contract charges (note 2)	(1,133,865)	(1,101,424)	(883,661)	(966,591)	(977,134)	(622,769)
Annuity and death benefit payments	(2,495,773)	(2,427,055)	(3,149,439)	(3,423,391)	(2,926,494)	(1,584,199)

Net equity transactions	(16,079,491)	4,196,842	(14,969,427)	(1,978,633)	11,235,604	15,418,731

Net change in contract owners’ equity	(18,145,305)	8,001,949	(23,227,602)	(421,618)	13,916,323	32,954,802
Contract owners’ equity:
Beginning of period	91,746,748	83,744,799	101,261,238	101,682,856	73,396,778	40,441,976

End of period	$73,601,443	$91,746,748	$78,033,636	$101,261,238	$87,313,101	$73,396,778

Change in units:
Beginning units	5,818,659	5,541,031	2,945,396	3,002,500	2,427,259	1,886,558

Units purchased	996,764	1,397,588	235,008	369,777	1,591,644	969,867
Units redeemed	(2,032,278)	(1,119,960)	(675,002)	(426,881)	(1,293,213)	(429,166)

Ending units	4,783,145	5,818,659	2,505,402	2,945,396	2,725,690	2,427,259

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(75,034)	$230,126	$(35,394)	$8,841	$(86,106)	$(75,513)
Reinvested capital gains	4,864,345	17,164,590	4,026,227	3,050,642	4,097,555	422,218
Realized gain (loss)	(2,629,001)	(655,728)	1,686,347	1,704,457	916,789	455,281
Unrealized gain (loss)	(10,449,077)	(6,586,344)	(7,496,944)	1,130,572	(5,011,722)	1,632,759

Net increase (decrease) in contract owners’ equity from operations	(8,288,767)	10,152,644	(1,819,764)	5,894,512	(83,484)	2,434,745

Equity transactions:
Contract purchase payments (note 1)	277,797	465,210	96,215	141,643	65,072	109,002
Extra credit fund deposit (note 1)	2,486	1,490	212	719	2,039	1,893
Transfers (to) and from other subaccounts	(904,901)	(52,229,565)	497,759	(1,554,405)	(232,329)	(238,391)
Transfers (to) and from fixed dollar contract	(133,991)	263,401	(47,058)	(61,756)	(188,185)	(18,316)
Withdrawals and surrenders	(5,400,574)	(4,885,804)	(1,873,071)	(1,256,997)	(864,528)	(440,727)
Surrender charges (note 2)	(5,833)	(4,711)	(4,457)	(358)	(1,597)	(321)
Annual contract charges (note 2)	(1,192,840)	(1,379,869)	(296,636)	(283,905)	(99,087)	(97,802)
Annuity and death benefit payments	(4,955,136)	(5,739,487)	(1,205,511)	(1,278,369)	(380,459)	(446,601)

Net equity transactions	(12,312,992)	(63,509,335)	(2,832,547)	(4,293,428)	(1,699,074)	(1,131,263)

Net change in contract owners’ equity	(20,601,759)	(53,356,691)	(4,652,311)	1,601,084	(1,782,558)	1,303,482
Contract owners’ equity:
Beginning of period	99,548,812	152,905,503	29,909,883	28,308,799	10,085,273	8,781,791

End of period	$78,947,053	$99,548,812	$25,257,572	$29,909,883	$8,302,715	$10,085,273

Change in units:
Beginning units	5,550,062	9,242,741	1,225,255	1,421,582	401,660	450,884

Units purchased	285,687	298,377	160,257	79,659	49,913	30,556
Units redeemed	(967,180)	(3,991,056)	(268,349)	(275,986)	(113,810)	(79,780)

Ending units	4,868,569	5,550,062	1,117,163	1,225,255	337,763	401,660

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(133,917)	$(372,923)	$(113,438)	$20,699	$(336,389)	$(226,261)	$(1,103,227)	$(1,529,518)
Reinvested capital gains	2,497,118	9,038,321	3,216,205	2,339,559	11,822,970	1,092,845	2,327,040	4,011,329
Realized gain (loss)	(1,506,311)	6,727,782	647,799	514,696	1,562,752	599,087	2,056,532	1,258,823
Unrealized gain (loss)	(5,327,895)	(4,133,447)	(5,578,397)	729,970	(13,712,089)	4,102,068	(12,015,002)	12,837,248

Net increase (decrease) in contract owners’ equity from operations	(4,471,005)	11,259,733	(1,827,831)	3,604,924	(662,756)	5,567,739	(8,734,657)	16,577,882

Equity transactions:
Contract purchase payments (note 1)	1,057,242	2,288,293	1,016,379	514,296	1,359,274	1,321,075	7,879,571	10,846,263
Extra credit fund deposit (note 1)	243	5,678	510	310	598	7,585	3,270	4,527
Transfers (to) and from other subaccounts	(1,798,420)	(179,923,159)	4,033,044	6,076,213	1,275,456	433,081	(3,136,048)	(1,540,227)
Transfers (to) and from fixed dollar contract	205,181	658,545	(247,508)	252,238	(1,181,763)	343,660	1,239,252	2,355,689
Withdrawals and surrenders	(5,776,690)	(3,648,344)	(5,567,797)	(655,492)	(2,460,807)	(327,402)	(8,368,136)	(4,564,313)
Surrender charges (note 2)	(4,881)	(8,162)	(57,841)	(4,155)	(10,122)	(291)	(108,091)	(69,871)
Annual contract charges (note 2)	(475,613)	(855,861)	(212,109)	(180,475)	(275,235)	(248,042)	(1,927,610)	(1,751,636)
Annuity and death benefit payments	(1,383,521)	(2,050,436)	(635,914)	(427,363)	(475,351)	(467,579)	(3,714,955)	(2,559,013)

Net equity transactions	(8,176,459)	(183,533,446)	(1,671,236)	5,575,572	(1,767,950)	1,062,087	(8,132,747)	2,721,419

Net change in contract owners’ equity	(12,647,464)	(172,273,713)	(3,499,067)	9,180,496	(2,430,706)	6,629,826	(16,867,404)	19,299,301
Contract owners’ equity:
Beginning of period	52,530,562	224,804,275	23,118,973	13,938,477	25,596,131	18,966,305	161,855,033	142,555,732

End of period	$39,883,098	$52,530,562	$19,619,906	$23,118,973	$23,165,425	$25,596,131	$144,987,629	$161,855,033

Change in units:
Beginning units	3,462,667	16,017,687	1,104,677	810,995	1,208,165	1,148,929	12,899,308	12,686,875

Units purchased	285,534	578,789	481,970	522,050	300,373	239,948	1,149,908	1,778,870
Units redeemed	(849,567)	(13,133,809)	(589,915)	(228,368)	(380,431)	(180,712)	(1,812,104)	(1,566,437)

Ending units	2,898,634	3,462,667	996,732	1,104,677	1,128,107	1,208,165	12,237,112	12,899,308

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Equity Select Subaccount		International Equity Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,124,406	$635,452	$(511,041)	$(389,692)	$(32,904)	$19,157	$305,753	$432,405
Reinvested capital gains	0	0	3,930,280	3,963,655	712,072	182,043	6,314,289	29,684,854
Realized gain (loss)	3,929,180	13,294,441	(80,394)	(145,527)	226,269	128,545	(2,295,349)	43,116,400
Unrealized gain (loss)	(48,659,519)	51,486,123	(8,799,361)	1,540,873	(1,278,493)	567,343	(24,186,314)	(29,856,157)

Net increase (decrease) in contract owners’ equity from operations	(43,605,933)	65,416,016	(5,460,516)	4,969,309	(373,056)	897,088	(19,861,621)	43,377,502

Equity transactions:
Contract purchase payments (note 1)	3,993,367	5,451,081	936,382	912,396	398,002	380,553	2,927,264	5,997,526
Extra credit fund deposit (note 1)	5,481	11,387	340	545	1,578	884	1,388	9,015
Transfers (to) and from other subaccounts	12,726,712	(173,898,362)	(396,009)	(3,594,893)	917,033	(10,611)	1,931,933	(478,083,423)
Transfers (to) and from fixed dollar contract	(192,403)	864,123	(53,904)	174,653	(144,200)	14,541	(215,479)	520,539
Withdrawals and surrenders	(19,251,178)	(8,101,163)	(3,700,475)	(2,137,463)	(625,988)	(240,954)	(11,823,295)	(9,200,809)
Surrender charges (note 2)	(19,479)	(13,673)	(2,152)	(1,955)	(2,076)	(1,314)	(21,592)	(11,877)
Annual contract charges (note 2)	(2,363,793)	(2,802,895)	(355,149)	(375,444)	(72,742)	(65,045)	(1,420,989)	(2,495,560)
Annuity and death benefit payments	(6,800,868)	(7,370,358)	(1,292,889)	(1,356,298)	(150,777)	(140,161)	(4,068,821)	(6,438,764)

Net equity transactions	(11,902,161)	(185,859,860)	(4,863,856)	(6,378,459)	320,830	(62,107)	(12,689,591)	(489,703,353)

Net change in contract owners’ equity	(55,508,094)	(120,443,844)	(10,324,372)	(1,409,150)	(52,226)	834,981	(32,551,212)	(446,325,851)
Contract owners’ equity:
Beginning of period	229,087,965	349,531,809	43,133,039	44,542,189	6,285,437	5,450,456	139,886,464	586,212,315

End of period	$173,579,871	$229,087,965	$32,808,667	$43,133,039	$6,233,211	$6,285,437	$107,335,252	$139,886,464

Change in units:
Beginning units	6,771,096	13,583,849	1,239,384	1,436,732	306,783	309,971	8,388,376	42,375,023

Units purchased	1,359,967	1,188,835	92,003	80,308	85,724	40,957	899,452	3,667,727
Units redeemed	(1,669,673)	(8,001,588)	(225,699)	(277,656)	(72,843)	(44,145)	(1,711,355)	(37,654,374)

Ending units	6,461,390	6,771,096	1,105,688	1,239,384	319,664	306,783	7,576,473	8,388,376

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi-Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(61,058)	$(3,959,681)	$(1,411,674)	$(1,474,135)	$(726,183)	$(477,096)
Reinvested capital gains	21,893,197	17,943,537	0	0	0	0
Realized gain (loss)	4,990,138	4,040,400	15,995,622	9,808,301	5,284,617	1,925,466
Unrealized gain (loss)	(56,282,822)	32,489,909	(19,890,484)	19,701,985	(6,557,135)	9,357,159

Net increase (decrease) in contract owners’ equity from operations	(29,460,545)	50,514,165	(5,306,536)	28,036,151	(1,998,701)	10,805,529

Equity transactions:
Contract purchase payments (note 1)	29,218,705	27,317,738	1,774,294	1,459,634	1,751,318	1,192,005
Extra credit fund deposit (note 1)	8,970	18,206	1,361	1,846	3,597	9,499
Transfers (to) and from other subaccounts	27,110,850	16,888,876	(10,624,638)	(10,228,511)	12,134,266	6,707,047
Transfers (to) and from fixed dollar contract	4,153,289	6,295,861	(290,468)	253,036	(605,799)	475,042
Withdrawals and surrenders	(19,592,226)	(8,968,515)	(12,430,857)	(4,287,888)	(7,339,236)	(773,990)
Surrender charges (note 2)	(132,947)	(142,463)	(4,683)	(4,000)	(59,389)	(639)
Annual contract charges (note 2)	(4,208,005)	(3,324,545)	(1,210,214)	(1,282,161)	(588,584)	(400,300)
Annuity and death benefit payments	(5,995,558)	(4,685,978)	(3,591,310)	(5,977,715)	(2,008,112)	(1,253,265)

Net equity transactions	30,563,078	33,399,180	(26,376,515)	(20,065,759)	3,288,061	5,955,399

Net change in contract owners’ equity	1,102,533	83,913,345	(31,683,051)	7,970,392	1,289,360	16,760,928
Contract owners’ equity:
Beginning of period	342,278,964	258,365,619	116,572,971	108,602,579	48,156,892	31,395,964

End of period	$343,381,497	$342,278,964	$84,889,920	$116,572,971	$49,446,252	$48,156,892

Change in units:
Beginning units	22,984,125	20,627,395	4,230,296	5,030,547	2,520,332	2,179,833

Units purchased	5,697,459	5,761,420	216,937	127,737	1,065,922	743,853
Units redeemed	(3,680,137)	(3,404,690)	(1,134,925)	(927,988)	(915,568)	(403,354)

Ending units	25,001,447	22,984,125	3,312,308	4,230,296	2,670,686	2,520,332

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(752,827)	$(744,394)	$(765,432)	$(1,233,995)
Reinvested capital gains	5,265,079	541,510	3,980,809	11,953,610
Realized gain (loss)	3,082,930	1,968,086	12,642,236	11,155,955
Unrealized gain (loss)	(17,035,066)	8,258,151	(45,724,905)	8,740,629

Net increase (decrease) in contract owners’ equity from operations	(9,439,884)	10,023,353	(29,867,292)	30,616,199

Equity transactions:
Contract purchase payments (note 1)	1,677,762	2,429,587	2,974,445	5,906,531
Extra credit fund deposit (note 1)	7,493	4,355	2,706	9,680
Transfers (to) and from other subaccounts	(2,031,854)	10,157,776	(12,559,967)	(4,661,049)
Transfers (to) and from fixed dollar contract	9,103	197,520	(543,706)	512,812
Withdrawals and surrenders	(6,849,341)	(2,433,350)	(20,770,567)	(11,807,075)
Surrender charges (note 2)	(6,124)	(5,113)	(15,883)	(35,801)
Annual contract charges (note 2)	(844,385)	(789,833)	(2,500,190)	(2,754,212)
Annuity and death benefit payments	(2,389,263)	(2,114,183)	(7,591,140)	(7,297,207)

Net equity transactions	(10,426,609)	7,446,759	(41,004,302)	(20,126,321)

Net change in contract owners’ equity	(19,866,493)	17,470,112	(70,871,594)	10,489,878
Contract owners’ equity:
Beginning of period	82,805,901	65,335,789	266,771,908	256,282,030

End of period	$62,939,408	$82,805,901	$195,900,314	$266,771,908

Change in units:
Beginning units	2,900,964	2,604,101	6,124,959	6,567,762

Units purchased	340,088	860,566	370,966	704,381
Units redeemed	(705,589)	(563,703)	(1,304,864)	(1,147,184)

Ending units	2,535,463	2,900,964	5,191,061	6,124,959

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	AB Variable Products Series Fund, Inc. - Class B
	VPS Growth & Income Subaccount		VPS Small Cap Growth Subaccount		VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation- Moderate Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(29,379)	$1,744	$(229,894)	$(32,257)	$790,781	$1,302,283	$(1,289,870)	$(874,553)
Reinvested capital gains	1,065,502	225,280	1,083,432	0	359,234	0	5,049,790	446,651
Realized gain (loss)	(56,098)	32,857	100,781	54,092	4,560,890	4,092,596	1,343,418	1,194,724
Unrealized gain (loss)	(2,220,280)	199,010	(3,319,410)	713,424	(29,968,446)	29,165,172	(10,863,314)	7,579,681

Net increase (decrease) in contract owners’ equity from operations	(1,240,255)	458,891	(2,365,091)	735,259	(24,257,541)	34,560,051	(5,759,976)	8,346,503

Equity transactions:
Contract purchase payments (note 1)	1,060,584	1,988,992	1,692,573	777,672	6,707,451	8,597,035	4,466,946	12,192,928
Extra credit fund deposit (note 1)	0	0	1,554	0	5,322	4,916	2,208	4,710
Transfers (to) and from other subaccounts	11,459,046	887,907	16,650,127	4,926,465	(1,622,095)	(7,992,179)	(1,804,647)	(46,534)
Transfers (to) and from fixed dollar contract	330,992	430,595	238,822	103,311	679,626	1,523,178	902,071	3,774,902
Withdrawals and surrenders	(285,101)	(110,242)	(3,191,938)	(84,007)	(14,928,043)	(9,030,755)	(4,618,158)	(2,319,326)
Surrender charges (note 2)	(823)	(495)	(44,510)	(83)	(116,240)	(106,077)	(67,898)	(45,840)
Annual contract charges (note 2)	(37,503)	(15,155)	(168,552)	(17,135)	(3,768,169)	(3,672,398)	(1,093,221)	(926,473)
Annuity and death benefit payments	(130,831)	(53,945)	(475,440)	(50,560)	(6,648,875)	(6,069,269)	(1,715,749)	(1,688,405)

Net equity transactions	12,396,364	3,127,657	14,702,636	5,655,663	(19,691,023)	(16,745,549)	(3,928,448)	10,945,962

Net change in contract owners’ equity	11,156,109	3,586,548	12,337,545	6,390,922	(43,948,564)	17,814,502	(9,688,424)	19,292,465
Contract owners’ equity:
Beginning of period	4,760,014	1,173,466	7,354,394	963,472	294,935,902	277,121,400	96,765,187	77,472,722

End of period	$15,916,123	$4,760,014	$19,691,939	$7,354,394	$250,987,338	$294,935,902	$87,076,763	$96,765,187

Change in units:
Beginning units	220,199	64,836	221,913	41,134	22,372,054	23,724,622	9,145,508	8,054,414

Units purchased	621,506	187,574	649,156	216,580	1,301,968	1,612,698	1,032,218	2,549,117
Units redeemed	(67,388)	(32,211)	(238,238)	(35,801)	(2,855,099)	(2,965,266)	(1,412,482)	(1,458,023)

Ending units	774,317	220,199	632,831	221,913	20,818,923	22,372,054	8,765,244	9,145,508

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	MFS® Variable Insurance Trust - Service Class						MFS® Variable Insurance Trust II - Service Class
	New Discovery Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount		Massachusetts Investors Growth Stock Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(303,095)	$(242,751)	$(753,622)	$(661,145)	$1,075,616	$1,120,609	$(241,341)	$(187,806)
Reinvested capital gains	3,593,991	402,177	9,813,648	3,191,362	6,571,673	3,041,632	1,503,817	1,171,857
Realized gain (loss)	793,171	91,081	2,212,761	1,121,443	747,808	1,407,079	671,174	24,839
Unrealized gain (loss)	(5,109,757)	4,060,409	(11,097,919)	7,632,581	(18,410,578)	4,416,057	(1,922,590)	4,080,098

Net increase (decrease) in contract owners’ equity from operations	(1,025,690)	4,310,916	174,868	11,284,241	(10,015,481)	9,985,377	11,060	5,088,988

Equity transactions:
Contract purchase payments (note 1)	937,095	277,577	1,492,436	1,605,278	13,865,542	16,985,090	605,187	1,135,026
Extra credit fund deposit (note 1)	1,798	942	1,740	1,042	5,738	529	276	6,663
Transfers (to) and from other subaccounts	3,807,469	(24,550)	(24,011)	1,669,731	5,725,310	44,517,228	(1,866,436)	965,155
Transfers (to) and from fixed dollar contract	92,083	54,081	69,180	94,988	3,109,749	1,812,043	39,643	496,743
Withdrawals and surrenders	(2,143,308)	(671,465)	(8,207,097)	(1,886,392)	(11,028,153)	(4,698,908)	(2,192,907)	(695,874)
Surrender charges (note 2)	(4,255)	(1,477)	(5,862)	(1,824)	(34,651)	(6,324)	(3,450)	(2,281)
Annual contract charges (note 2)	(248,373)	(217,768)	(671,018)	(592,043)	(1,261,521)	(883,429)	(232,312)	(189,913)
Annuity and death benefit payments	(680,401)	(551,053)	(1,581,485)	(1,428,375)	(3,697,291)	(3,575,641)	(591,313)	(600,141)

Net equity transactions	1,762,108	(1,133,713)	(8,926,117)	(537,595)	6,684,723	54,150,588	(4,241,312)	1,115,378

Net change in contract owners’ equity	736,418	3,177,203	(8,751,249)	10,746,646	(3,330,758)	64,135,965	(4,230,252)	6,204,366
Contract owners’ equity:
Beginning of period	21,305,593	18,128,390	55,841,811	45,095,165	134,099,022	69,963,057	25,057,267	18,852,901

End of period	$22,042,011	$21,305,593	$47,090,562	$55,841,811	$130,768,264	$134,099,022	$20,827,015	$25,057,267

Change in units:
Beginning units	763,736	811,565	3,006,436	3,040,977	6,490,673	3,653,143	1,944,428	1,850,444

Units purchased	293,657	86,535	524,490	519,883	1,712,207	3,508,920	257,224	333,695
Units redeemed	(243,893)	(134,364)	(1,005,760)	(554,424)	(1,343,731)	(671,390)	(574,538)	(239,711)

Ending units	813,500	763,736	2,525,166	3,006,436	6,859,149	6,490,673	1,627,114	1,944,428

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Opportunities Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,400,985	$2,380,873	$5,769,722	$3,972,253	$3,540,031	$543,184
Reinvested capital gains	0	0	5,335,259	0	188,272	0
Realized gain (loss)	(4,442,602)	(17,699,144)	(5,087,222)	(10,706,729)	(1,110,212)	(939,658)
Unrealized gain (loss)	(5,712,760)	21,585,943	(15,640,686)	25,158,982	(6,472,716)	5,738,709

Net increase (decrease) in contract owners’ equity from operations	(7,754,377)	6,267,672	(9,622,927)	18,424,506	(3,854,625)	5,342,235

Equity transactions:
Contract purchase payments (note 1)	2,105,581	4,247,244	7,475,132	10,213,878	1,419,361	1,867,893
Extra credit fund deposit (note 1)	6,604	21,626	13,459	17,765	13,221	11,122
Transfers (to) and from other subaccounts	(6,147,472)	(230,523,574)	6,481,672	(226,474,707)	161,674	603,848
Transfers (to) and from fixed dollar contract	(377,509)	1,330,003	820,646	2,356,165	77,978	424,928
Withdrawals and surrenders	(24,435,446)	(13,127,247)	(56,981,738)	(25,934,542)	(6,741,175)	(4,164,866)
Surrender charges (note 2)	(25,908)	(25,868)	(44,079)	(45,517)	(8,489)	(7,274)
Annual contract charges (note 2)	(2,594,152)	(3,308,995)	(5,914,877)	(6,895,395)	(722,105)	(777,599)
Annuity and death benefit payments	(7,625,239)	(9,722,828)	(17,202,049)	(18,864,007)	(2,602,171)	(2,538,637)

Net equity transactions	(39,093,541)	(251,109,639)	(65,351,834)	(265,626,360)	(8,401,706)	(4,580,585)

Net change in contract owners’ equity	(46,847,918)	(244,841,967)	(74,974,761)	(247,201,854)	(12,256,331)	761,650
Contract owners’ equity:
Beginning of period	232,257,306	477,099,273	511,254,609	758,456,463	75,940,146	75,178,496

End of period	$185,409,388	$232,257,306	$436,279,848	$511,254,609	$63,683,815	$75,940,146

Change in units:
Beginning units	14,210,237	29,963,166	29,784,272	45,717,954	4,330,234	4,575,404

Units purchased	1,318,191	3,119,724	4,855,418	4,370,374	488,325	549,449
Units redeemed	(3,706,490)	(18,872,653)	(8,626,203)	(20,304,056)	(958,472)	(794,619)

Ending units	11,821,938	14,210,237	26,013,487	29,784,272	3,860,087	4,330,234

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$170,691	$2,261,650	$4,482,317	$12,299,870	$605,793	$215,005	$197,421	$45,390
Reinvested capital gains	0	0	16,453,149	0	102,056	0	0	0
Realized gain (loss)	(2,072,730)	(2,208,434)	6,785,099	3,658,077	107,266	87,839	(191,495)	(1,722,568)
Unrealized gain (loss)	(1,384,406)	131,602	(110,312,136)	87,382,373	(800,617)	242,347	(227,010)	1,535,231

Net increase (decrease) in contract owners’ equity from operations	(3,286,445)	184,818	(82,591,571)	103,340,320	14,498	545,191	(221,084)	(141,947)

Equity transactions:
Contract purchase payments (note 1)	479,391	564,021	36,754,943	61,511,089	2,600,536	2,725,101	2,658,587	2,554,324
Extra credit fund deposit (note 1)	570	742	13,339	29,630	508	1,219	14	4,456
Transfers (to) and from other subaccounts	(145,358)	(484,830)	18,523,513	52,006,829	51,681,380	2,784,483	15,733,448	(101,966,297)
Transfers (to) and from fixed dollar contract	(73,327)	104,507	7,397,627	14,592,396	1,116,927	88,429	2,261,036	617,372
Withdrawals and surrenders	(1,905,825)	(716,560)	(37,087,526)	(21,870,303)	(22,340,502)	(4,255,199)	(7,492,992)	(3,537,399)
Surrender charges (note 2)	(3,593)	(872)	(388,599)	(312,699)	(19,668)	(13,832)	(2,614)	(10,993)
Annual contract charges (note 2)	(262,720)	(265,683)	(9,757,720)	(8,377,750)	(782,147)	(582,539)	(287,016)	(492,128)
Annuity and death benefit payments	(678,938)	(703,731)	(15,051,204)	(11,856,174)	(1,708,381)	(1,271,487)	(813,159)	(1,755,622)

Net equity transactions	(2,589,800)	(1,502,406)	404,373	85,723,018	30,548,653	(523,825)	12,057,304	(104,586,287)

Net change in contract owners’ equity	(5,876,245)	(1,317,588)	(82,187,198)	189,063,338	30,563,151	21,366	11,836,220	(104,728,234)
Contract owners’ equity:
Beginning of period	23,670,522	24,988,110	810,371,766	621,308,428	50,110,223	50,088,857	24,107,800	128,836,034

End of period	$17,794,277	$23,670,522	$728,184,568	$810,371,766	$80,673,374	$50,110,223	$35,944,020	$24,107,800

Change in units:
Beginning units	4,036,737	4,299,332	61,650,517	54,536,935	4,938,829	4,991,679	2,438,860	13,049,140

Units purchased	477,811	697,319	7,765,390	15,046,113	7,580,490	1,681,009	2,536,647	1,430,403
Units redeemed	(936,919)	(959,914)	(7,763,506)	(7,932,531)	(4,579,729)	(1,733,859)	(1,302,971)	(12,040,683)

Ending units	3,577,629	4,036,737	61,652,401	61,650,517	7,939,590	4,938,829	3,672,536	2,438,860

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Calvert Variable Products, Inc.		Dreyfus Variable Investment Fund - Service Shares
	VP S&P 500 Index Subaccount		Appreciation Subaccount
	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,257	$436	$(89,719)	$(68,342)
Reinvested capital gains	12,210	6,131	3,655,942	3,846,120
Realized gain (loss)	2,015	523	65,770	260,822
Unrealized gain (loss)	(24,997)	22,296	(5,612,517)	2,524,745

Net increase (decrease) in contract owners’ equity from operations	(9,515)	29,386	(1,980,524)	6,563,345

Equity transactions:
Contract purchase payments (note 1)	0	0	736,571	629,351
Extra credit fund deposit (note 1)	0	0	881	1,633
Transfers (to) and from other subaccounts	0	0	(1,951,901)	(2,866,289)
Transfers (to) and from fixed dollar contract	0	0	(276,508)	(41,486)
Withdrawals and surrenders	(6,633)	(211)	(2,957,519)	(1,681,507)
Surrender charges (note 2)	(15)	(3)	(698)	(2,750)
Annual contract charges (note 2)	(259)	(254)	(300,401)	(306,748)
Annuity and death benefit payments	(1,380)	(1,274)	(938,878)	(930,326)

Net equity transactions	(8,287)	(1,742)	(5,688,453)	(5,198,122)

Net change in contract owners’ equity	(17,802)	27,644	(7,668,977)	1,365,223
Contract owners’ equity:
Beginning of period	175,335	147,691	29,700,082	28,334,859

End of period	$157,533	$175,335	$22,031,105	$29,700,082

Change in units:
Beginning units	9,723	9,829	1,117,055	1,330,624

Units purchased	0	0	118,647	58,909
Units redeemed	(439)	(106)	(332,901)	(272,478)

Ending units	9,284	9,723	902,801	1,117,055

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Royce Capital Fund - Investment Class
	Small-Cap Subaccount		Micro-Cap Subaccount
	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(922,384)	$(581,789)	$(857,676)	$(457,373)
Reinvested capital gains	1,813,392	0	2,733,293	7,211,539
Realized gain (loss)	(3,142,011)	(6,137,512)	170,947	548,453
Unrealized gain (loss)	(10,519,260)	13,017,501	(7,585,334)	(4,707,990)

Net increase (decrease) in contract owners’ equity from operations	(12,770,263)	6,298,200	(5,538,770)	2,594,629

Equity transactions:
Contract purchase payments (note 1)	2,279,574	2,999,512	696,653	1,024,586
Extra credit fund deposit (note 1)	3,308	4,979	2,181	2,834
Transfers (to) and from other subaccounts	(6,141,005)	(5,415,013)	(947,465)	(3,746,847)
Transfers (to) and from fixed dollar contract	(467,487)	(238,304)	(591,305)	245,631
Withdrawals and surrenders	(18,034,299)	(7,170,106)	(8,239,334)	(3,355,009)
Surrender charges (note 2)	(15,849)	(12,527)	(5,299)	(3,295)
Annual contract charges (note 2)	(1,640,359)	(1,704,603)	(735,418)	(775,974)
Annuity and death benefit payments	(5,392,881)	(4,811,395)	(2,153,579)	(2,141,967)

Net equity transactions	(29,408,998)	(16,347,457)	(11,973,566)	(8,750,041)

Net change in contract owners’ equity	(42,179,261)	(10,049,257)	(17,512,336)	(6,155,412)
Contract owners’ equity:
Beginning of period	168,971,497	179,020,754	69,476,969	75,632,381

End of period	$126,792,236	$168,971,497	$51,964,633	$69,476,969

Change in units:
Beginning units	4,915,936	5,426,132	2,626,373	2,954,562

Units purchased	279,179	453,926	204,213	197,925
Units redeemed	(1,098,909)	(964,122)	(623,093)	(526,114)

Ending units	4,096,206	4,915,936	2,207,493	2,626,373

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)						Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$210	$308	$398,557	$(296)	$(231,636)	$12,577,686	$(541,560)	$(431,622)
Reinvested capital gains	2,564	1,080	525,066	0	42,535,670	27,405,492	2,017,098	0
Realized gain (loss)	2,730	2,666	984,490	1,069,752	(8,162,645)	(2,017,481)	2,397,403	2,733,438
Unrealized gain (loss)	(8,797)	146	(14,461,341)	12,450,439	(72,691,679)	1,926,395	(11,778,263)	5,188,056

Net increase (decrease) in contract owners’ equity from operations	(3,293)	4,200	(12,553,228)	13,519,895	(38,550,290)	39,892,092	(7,905,322)	7,489,872

Equity transactions:
Contract purchase payments (note 1)	0	0	2,123,266	2,828,763	11,432,836	22,866,654	582,773	976,451
Extra credit fund deposit (note 1)	0	0	1,748	736	7,706	23,461	2,362	1,266
Transfers (to) and from other subaccounts	0	0	1,781,986	5,423,376	(9,642,154)	5,872,873	528,060	(1,378,752)
Transfers (to) and from fixed dollar contract	0	0	88,607	537,804	2,453,288	7,361,929	(601,515)	278,210
Withdrawals and surrenders	(1,988)	0	(7,420,627)	(1,860,058)	(27,668,809)	(17,456,443)	(3,097,629)	(2,037,344)
Surrender charges (note 2)	(7)	0	(2,468)	(2,235)	(237,094)	(169,838)	(5,516)	(6,794)
Annual contract charges (note 2)	(2)	(10)	(844,797)	(856,994)	(6,262,680)	(6,065,321)	(701,672)	(734,295)
Annuity and death benefit payments	0	(8,308)	(2,079,229)	(2,546,398)	(11,497,729)	(9,217,951)	(2,240,598)	(2,576,499)

Net equity transactions	(1,997)	(8,318)	(6,351,514)	3,524,994	(41,414,636)	3,215,364	(5,533,735)	(5,477,757)

Net change in contract owners’ equity	(5,290)	(4,118)	(18,904,742)	17,044,889	(79,964,926)	43,107,456	(13,439,057)	2,012,115
Contract owners’ equity:
Beginning of period	27,755	31,873	77,942,709	60,897,820	508,835,037	465,727,581	54,951,260	52,939,145

End of period	$22,465	$27,755	$59,037,967	$77,942,709	$428,870,111	$508,835,037	$41,512,203	$54,951,260

Change in units:
Beginning units	924	1,239	6,138,952	5,821,432	39,941,205	39,632,067	2,916,305	3,231,491

Units purchased	0	0	993,942	1,314,643	3,558,871	6,457,836	255,399	453,413
Units redeemed	(65)	(315)	(1,609,510)	(997,123)	(6,933,537)	(6,148,698)	(531,503)	(768,599)

Ending units	859	924	5,523,384	6,138,952	36,566,539	39,941,205	2,640,201	2,916,305

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Franklin Templeton Variable Insurance Products Trust - Class 2						Franklin Templeton Variable Insurance Products Trust - Class 5
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin VolSmart Allocation VIP Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,209,921	$2,881,828	$(221,278)	$(202,924)	$742,433	$531,524	$(1,581,546)	$(2,175,412)
Reinvested capital gains	0	0	2,850,967	35,038	0	0	0	0
Realized gain (loss)	641,925	739,354	(579,162)	(827,169)	274,457	4,414,053	3,562,749	1,850,755
Unrealized gain (loss)	(8,643,581)	4,261,449	(1,601,897)	4,462,443	(10,652,181)	8,682,385	(16,614,087)	21,445,965

Net increase (decrease) in contract owners’ equity from operations	(4,791,735)	7,882,631	448,630	3,467,388	(9,635,291)	13,627,962	(14,632,884)	21,121,308

Equity transactions:
Contract purchase payments (note 1)	154,023	279,300	63,819	59,003	169,255	355,553	11,930,698	26,296,450
Extra credit fund deposit (note 1)	1,536	716	25	4	1,151	1,236	2,596	17,719
Transfers (to) and from other subaccounts	(1,234,952)	(420,046)	362,194	(736,367)	2,593,054	(99,383,271)	(5,406,149)	15,106,199
Transfers (to) and from fixed dollar contract	(285,330)	1,531	(47,328)	62,414	22,241	99,442	2,877,415	8,044,118
Withdrawals and surrenders	(4,581,228)	(5,903,642)	(1,288,540)	(406,413)	(3,097,161)	(4,357,366)	(6,208,944)	(3,839,078)
Surrender charges (note 2)	(1,047)	(3,018)	(753)	(75)	(814)	(1,719)	(90,362)	(81,767)
Annual contract charges (note 2)	(1,010,007)	(1,070,915)	(211,959)	(193,019)	(669,224)	(981,384)	(2,123,077)	(1,658,258)
Annuity and death benefit payments	(4,903,310)	(4,739,809)	(892,119)	(880,122)	(2,707,973)	(3,646,826)	(2,939,626)	(2,528,368)

Net equity transactions	(11,860,315)	(11,855,883)	(2,014,661)	(2,094,575)	(3,689,471)	(107,914,335)	(1,957,449)	41,357,015

Net change in contract owners’ equity	(16,652,050)	(3,973,252)	(1,566,031)	1,372,813	(13,324,762)	(94,286,373)	(16,590,333)	62,478,323
Contract owners’ equity:
Beginning of period	96,659,990	100,633,242	15,838,797	14,465,984	60,387,214	154,673,587	185,043,607	122,565,284

End of period	$80,007,940	$96,659,990	$14,272,766	$15,838,797	$47,062,452	$60,387,214	$168,453,274	$185,043,607

Change in units:
Beginning units	5,181,433	5,841,926	712,571	815,822	3,777,707	11,133,928	16,887,391	12,769,563

Units purchased	187,425	234,219	75,844	24,902	265,030	259,202	2,547,974	6,447,766
Units redeemed	(830,335)	(894,712)	(158,048)	(128,153)	(516,210)	(7,615,423)	(2,707,260)	(2,329,938)

Ending units	4,538,523	5,181,433	630,367	712,571	3,526,527	3,777,707	16,728,105	16,887,391

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,936,269	$3,463,050	$(318,331)	$(279,553)	$1,089,558	$(443,429)	$659,673	$566,921
Reinvested capital gains	0	0	4,468,163	52,842	0	0	958,963	1,780,385
Realized gain (loss)	1,743,613	1,043,991	(678,333)	(1,295,907)	752,473	18,391,691	88,500	260,732
Unrealized gain (loss)	(11,768,057)	5,510,793	(3,127,677)	6,548,141	(20,116,988)	15,399,949	(5,844,480)	1,676,191

Net increase (decrease) in contract owners’ equity from operations	(6,088,175)	10,017,834	343,822	5,025,523	(18,274,957)	33,348,211	(4,137,344)	4,284,229

Equity transactions:
Contract purchase payments (note 1)	2,346,435	4,482,058	1,585,980	735,423	3,627,370	4,467,441	1,006,391	1,431,919
Extra credit fund deposit (note 1)	7,864	8,727	2,243	2,264	2,279	5,621	141	8
Transfers (to) and from other subaccounts	(2,716,563)	1,970,550	2,006,759	(1,103,012)	4,531,593	(352,656,010)	(688,432)	344,883
Transfers (to) and from fixed dollar contract	(89,234)	1,177,741	195,289	294,613	(134,191)	831,054	(369,411)	848,001
Withdrawals and surrenders	(20,176,668)	(6,041,978)	(3,768,255)	(1,312,935)	(11,284,057)	(4,591,385)	(4,880,574)	(2,483,511)
Surrender charges (note 2)	(33,666)	(18,324)	(2,990)	(1,196)	(12,213)	(10,424)	(3,545)	(22,168)
Annual contract charges (note 2)	(1,125,729)	(1,263,703)	(272,333)	(249,709)	(1,064,464)	(1,726,837)	(408,466)	(445,259)
Annuity and death benefit payments	(4,065,041)	(3,558,679)	(682,552)	(571,639)	(2,914,837)	(3,711,632)	(1,218,551)	(1,644,520)

Net equity transactions	(25,852,602)	(3,243,608)	(935,859)	(2,206,191)	(7,248,520)	(357,392,172)	(6,562,447)	(1,970,647)

Net change in contract owners’ equity	(31,940,777)	6,774,226	(592,037)	2,819,332	(25,523,477)	(324,043,961)	(10,699,791)	2,313,582
Contract owners’ equity:
Beginning of period	129,463,258	122,689,032	23,925,806	21,106,474	111,560,042	435,604,003	44,177,625	41,864,043

End of period	$97,522,481	$129,463,258	$23,333,769	$23,925,806	$86,036,565	$111,560,042	$33,477,834	$44,177,625

Change in units:
Beginning units	8,616,924	8,840,762	1,321,771	1,465,197	9,959,048	44,350,488	2,980,985	3,130,944

Units purchased	728,158	1,044,492	330,394	158,478	1,498,157	1,640,359	160,080	376,245
Units redeemed	(2,480,688)	(1,268,330)	(390,556)	(301,904)	(2,282,761)	(36,031,799)	(623,582)	(526,204)

Ending units	6,864,394	8,616,924	1,261,609	1,321,771	9,174,444	9,959,048	2,517,483	2,980,985

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Primary Shares Subaccount		Managed Volatility Fund II Service Shares Subaccount (note 4)
	2018	2017	2018	2017	2018 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(882,358)	$(676,275)	$7,087,453	$11,418,963	$(222,401)
Reinvested capital gains	4,576,322	5,519,376	0	0	0
Realized gain (loss)	2,531,446	379,013	2,577,853	(208,068)	(100,168)
Unrealized gain (loss)	(5,533,727)	6,979,283	(55,511,114)	58,226,438	(3,921,153)

Net increase (decrease) in contract owners’ equity from operations	691,683	12,201,397	(45,845,808)	69,437,333	(4,243,722)

Equity transactions:
Contract purchase payments (note 1)	2,071,203	1,730,889	13,602,299	15,916,182	0
Extra credit fund deposit (note 1)	7,689	5,549	6,437	24,889	0
Transfers (to) and from other subaccounts	11,138,222	(544,981)	12,782,079	(14,255,540)	45,986,790
Transfers (to) and from fixed dollar contract	448,275	595,956	1,754,394	2,873,752	0
Withdrawals and surrenders	(7,465,256)	(1,314,338)	(29,394,540)	(14,726,783)	(1,188,629)
Surrender charges (note 2)	(9,229)	(3,621)	(202,664)	(196,826)	(8,909)
Annual contract charges (note 2)	(753,057)	(573,710)	(5,591,523)	(5,331,070)	(211,719)
Annuity and death benefit payments	(1,767,581)	(1,383,875)	(9,447,432)	(8,426,348)	(435,669)

Net equity transactions	3,670,266	(1,488,131)	(16,490,950)	(24,121,744)	44,141,864

Net change in contract owners’ equity	4,361,949	10,713,266	(62,336,758)	45,315,589	39,898,142
Contract owners’ equity:
Beginning of period	57,765,553	47,052,287	480,253,648	434,938,059	0

End of period	$62,127,502	$57,765,553	$417,916,890	$480,253,648	$39,898,142

Change in units:
Beginning units	3,074,530	3,164,397	31,065,195	32,798,678	0

Units purchased	1,305,946	518,686	4,485,221	3,510,620	4,734,204
Units redeemed	(1,148,122)	(608,553)	(5,634,058)	(5,244,103)	(326,836)

Ending units	3,232,354	3,074,530	29,916,358	31,065,195	4,407,368

(b)	Period from August 17, 2018, date of commencement of operations, to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Federated Insurance Series
	Managed Tail Risk Fund II Service Shares Subaccount (note 4)		Managed Tail Risk Fund II Primary Shares Subaccount (note 4)

	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,060,068	$22,839	$580,618	$58,114
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(4,979,611)	(1,913,985)	101,145	(54,643)
Unrealized gain (loss)	3,243,908	6,598,712	(935,361)	1,955,237

Net increase (decrease) in contract owners’ equity from operations	(675,635)	4,707,566	(253,598)	1,958,708

Equity transactions:
Contract purchase payments (note 1)	117,273	289,568	266,637	1,823,664
Extra credit fund deposit (note 1)	455	20	12	1,105
Transfers (to) and from other subaccounts	(48,226,795)	(7,132,266)	(22,314,336)	(1,971,170)
Transfers (to) and from fixed dollar contract	4,998	22,494	61,638	1,756,471
Withdrawals and surrenders	(2,106,272)	(1,749,975)	(121,767)	(464,454)
Surrender charges (note 2)	(27,949)	(66,276)	(5,198)	(21,229)
Annual contract charges (note 2)	(390,650)	(643,121)	(143,793)	(215,845)
Annuity and death benefit payments	(549,150)	(1,753,956)	(200,441)	(305,328)

Net equity transactions	(51,178,090)	(11,033,512)	(22,457,248)	603,214

Net change in contract owners’ equity	(51,853,725)	(6,325,946)	(22,710,846)	2,561,922
Contract owners’ equity:
Beginning of period	51,853,725	58,179,671	22,710,846	20,148,924

End of period	$0	$51,853,725	$0	$22,710,846

Change in units:
Beginning units	5,522,132	6,766,146	2,396,070	2,327,966

Units purchased	222,703	321,179	77,226	470,550
Units redeemed	(5,744,835)	(1,565,193)	(2,473,296)	(402,446)

Ending units	0	5,522,132	0	2,396,070

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ivy Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Natural Resources Subaccount		VIP Science and Technology Subaccount

	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$773,639	$479,583	$(413,196)	$(552,140)	$(1,342,551)	$(1,185,126)
Reinvested capital gains	6,757,325	0	0	0	12,992,128	8,108,612
Realized gain (loss)	(1,345,209)	(6,698,406)	(1,132,709)	(1,607,317)	5,535,995	2,359,783
Unrealized gain (loss)	(16,408,842)	37,648,811	(8,890,069)	2,971,605	(22,332,405)	14,923,775

Net increase (decrease) in contract owners’ equity from operations	(10,223,087)	31,429,988	(10,435,974)	812,148	(5,146,833)	24,207,044

Equity transactions:
Contract purchase payments (note 1)	1,821,120	2,382,715	685,690	1,012,833	2,739,476	2,886,143
Extra credit fund deposit (note 1)	1,620	6,741	6,507	7,475	9,283	9,678
Transfers (to) and from other subaccounts	(12,865,375)	(28,111,511)	(2,143,681)	(394,039)	(1,214,683)	2,810,715
Transfers (to) and from fixed dollar contract	(854,646)	428,503	47,237	71,628	(838,652)	193,950
Withdrawals and surrenders	(20,048,943)	(8,576,214)	(3,950,128)	(1,825,747)	(11,660,565)	(3,872,392)
Surrender charges (note 2)	(26,733)	(16,327)	(6,487)	(4,550)	(59,007)	(16,699)
Annual contract charges (note 2)	(2,398,645)	(2,642,698)	(584,252)	(648,439)	(1,129,877)	(1,032,409)
Annuity and death benefit payments	(5,847,790)	(6,272,671)	(1,802,876)	(1,549,290)	(2,806,453)	(2,407,369)

Net equity transactions	(40,219,392)	(42,801,462)	(7,747,990)	(3,330,129)	(14,960,478)	(1,428,383)

Net change in contract owners’ equity	(50,442,479)	(11,371,474)	(18,183,964)	(2,517,981)	(20,107,311)	22,778,661
Contract owners’ equity:
Beginning of period	199,480,567	210,852,041	49,327,220	51,845,201	104,177,864	81,399,203

End of period	$149,038,088	$199,480,567	$31,143,256	$49,327,220	$84,070,553	$104,177,864

Change in units:
Beginning units	13,095,137	16,162,783	6,026,437	6,441,680	3,475,416	3,541,073

Units purchased	296,139	388,711	687,039	1,358,687	545,550	675,746
Units redeemed	(2,906,186)	(3,456,357)	(1,698,677)	(1,773,930)	(1,023,528)	(741,403)

Ending units	10,485,090	13,095,137	5,014,799	6,026,437	2,997,438	3,475,416

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,327,767	$888,593	$1,848,940	$1,963,098	$864,308	$1,406,307
Reinvested capital gains	21,335,598	698,782	32,133,709	0	31,139,911	0
Realized gain (loss)	5,317,295	4,741,840	9,653,352	8,072,305	11,591,241	9,562,079
Unrealized gain (loss)	(58,385,949)	33,735,496	(101,370,070)	75,555,464	(102,228,160)	81,968,518

Net increase (decrease) in contract owners’ equity from operations	(30,405,289)	40,064,711	(57,734,069)	85,590,867	(58,632,700)	92,936,904

Equity transactions:
Contract purchase payments (note 1)	1,265,423	2,598,201	3,765,814	3,836,774	2,940,024	2,728,597
Extra credit fund deposit (note 1)	5,817	6,672	3,115	8,305	9,251	4,594
Transfers (to) and from other subaccounts	(14,700,469)	(9,197,679)	(12,439,451)	(28,247,193)	726,853	(38,045,943)
Transfers (to) and from fixed dollar contract	(186,642)	986,939	514,583	824,518	212,268	525,740
Withdrawals and surrenders	(24,801,273)	(17,957,551)	(42,480,416)	(28,793,420)	(34,016,395)	(19,609,684)
Surrender charges (note 2)	(153,655)	(220,058)	(238,254)	(329,167)	(146,347)	(146,290)
Annual contract charges (note 2)	(5,881,926)	(6,053,517)	(9,593,707)	(9,747,018)	(8,578,070)	(8,550,939)
Annuity and death benefit payments	(12,764,950)	(9,836,528)	(15,654,053)	(14,109,283)	(12,653,136)	(10,685,401)

Net equity transactions	(57,217,675)	(39,673,521)	(76,122,369)	(76,556,484)	(51,505,552)	(73,779,326)

Net change in contract owners’ equity	(87,622,964)	391,190	(133,856,438)	9,034,383	(110,138,252)	19,157,578
Contract owners’ equity:
Beginning of period	458,541,460	458,150,270	739,822,493	730,788,110	636,961,491	617,803,913

End of period	$370,918,496	$458,541,460	$605,966,055	$739,822,493	$526,823,239	$636,961,491

Change in units:
Beginning units	37,484,039	40,895,505	57,988,180	64,372,005	50,223,992	56,567,751

Units purchased	1,287,955	2,334,027	1,737,569	2,118,715	2,145,757	1,391,838
Units redeemed	(6,099,311)	(5,745,493)	(7,860,439)	(8,502,540)	(6,234,531)	(7,735,597)

Ending units	32,672,683	37,484,039	51,865,310	57,988,180	46,135,218	50,223,992

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount

	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$158,292	$96,651	$253,367	$220,793	$106,618	$108,764
Reinvested capital gains	2,841,260	75,075	4,836,716	0	3,079,838	0
Realized gain (loss)	314,015	385,312	483,782	735,987	289,621	290,258
Unrealized gain (loss)	(7,392,661)	3,504,047	(14,392,842)	8,655,173	(9,238,020)	5,326,131

Net increase (decrease) in contract owners’ equity from operations	(4,079,094)	4,061,085	(8,818,977)	9,611,953	(5,761,943)	5,725,153

Equity transactions:
Contract purchase payments (note 1)	6,331,065	8,824,815	10,459,601	18,022,687	10,320,423	11,149,196
Extra credit fund deposit (note 1)	2,166	4,374	1,940	4,338	1,061	5,243
Transfers (to) and from other subaccounts	(1,458,331)	(1,028,504)	785,514	(4,474,842)	895,783	(869,157)
Transfers (to) and from fixed dollar contract	618,394	2,569,494	1,339,047	4,193,338	1,351,805	1,851,990
Withdrawals and surrenders	(987,073)	(1,007,712)	(2,076,414)	(910,107)	(1,223,993)	(405,740)
Surrender charges (note 2)	(38,443)	(44,930)	(76,454)	(39,360)	(47,667)	(16,606)
Annual contract charges (note 2)	(557,948)	(432,329)	(1,036,600)	(792,067)	(510,054)	(338,602)
Annuity and death benefit payments	(1,136,607)	(898,732)	(1,947,117)	(990,664)	(723,932)	(378,625)

Net equity transactions	2,773,223	7,986,476	7,449,517	15,013,323	10,063,426	10,997,699

Net change in contract owners’ equity	(1,305,871)	12,047,561	(1,369,460)	24,625,276	4,301,483	16,722,852
Contract owners’ equity:
Beginning of period	52,058,201	40,010,640	94,302,704	69,677,428	47,876,327	31,153,475

End of period	$50,752,330	$52,058,201	$92,933,244	$94,302,704	$52,177,810	$47,876,327

Change in units:
Beginning units	4,959,789	4,160,177	8,946,748	7,424,602	4,535,310	3,420,042

Units purchased	936,069	1,517,401	1,412,698	2,649,541	1,356,432	1,524,732
Units redeemed	(673,870)	(717,789)	(710,605)	(1,127,395)	(398,812)	(409,464)

Ending units	5,221,988	4,959,789	9,648,841	8,946,748	5,492,930	4,535,310

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2018

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective September 15, 2018, ONLIC no longer markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Equity, ON Bond, ON Omni, ON International Equity, ON Capital Appreciation, ON Foreign, ON Janus Henderson Forty, ON Janus Henderson Venture, ON Janus Henderson Enterprise, ON S&P 500® Index, ON Federated Strategic Value Dividend, ON Federated High Income Bond, ON ClearBridge Small Cap, ON Nasdaq-100® Index, ON Bristol, ON Bryton Growth, ON ICON Balanced, ON S&P MidCap 400® Index, ON Bristol Growth, ON Risk Managed Balanced, ON Conservative Model, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Institutional Shares: Janus Henderson Research, Janus Henderson Overseas, Janus Henderson Global Research, and Janus Henderson Balanced

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Wells Fargo Variable Trust: Opportunity and Discovery

Morgan Stanley Variable Insurance Fund, Inc. - Class I: VIF Core Plus Fixed Income and VIF U.S. Real Estate

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Equity Select, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II Primary Shares, and Managed Volatility Fund II Service Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded net advisory fees of approximately $51.4million and $45.8 million from Ohio National Fund, Inc. for the periods ended December 31, 2018 and 2017, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2018.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Securities and Exchange Commission Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rules on Investment Company Reporting Modernization. The Final Rules, which introduce two new regulatory reporting requirements for investment companies – Form N-Port and Form N-CEN. The Account, as a Unit Investment Trust, has no N-Port filing requirement, but will file its first annual N-CEN in March 2019. That filing has no effect on the Account’s assets, contract owner’s equity, or results of operations.

G.	Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the impact of the ASU on the Account’s financial statements.

H.	Subsequent Events

The Account has evaluated for possible subsequent events through April 1, 2019, which is the date these financial statements were issued, and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge
Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35
Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA
Income Opportunity GLWB	NA	1.20% to 2.50%	1.20% to 2.50%	1.20% to 2.50%
Income Opportunity GLWB (Joint Life)	NA	1.50% to 3.00%	1.50% to 3.00%	1.50% to 3.00%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	NA	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	1.10% to 1.15%	NA	NA
ARDBR 2009(1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (‘‘GEB’’)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB ‘‘Plus’’ at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (‘‘GMIB’’)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009(1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (‘‘GLWB’’)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011(1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011(1)	NA	NA	1.20% to 2.40%
GLWB 2012(1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012(1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%
Income Opportunity GLWB	NA	NA	1.20% to 2.50%
Income Opportunity GLWB (Joint Life)	NA	NA	1.50% to 3.00%

Optional Guaranteed Principal Access (‘‘GPA’’)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (‘‘GPP’’)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.25% to 0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Combo Death Benefit	NA	0.65% to 1.50%	NA
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR 2009(1)	1.00% to 1.40%	1.00% to 1.40%	NA
ARDBR 2008 at issue ages through 74(1)	0.95% to 1.00%	0.95% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78(1)	1.10% to 1.15%	1.10% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (‘‘GEB’’)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% /0.30%
GEB ‘‘Plus’’ at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% /0.60%

Optional Guaranteed Minimum Income Benefit (‘‘GMIB’’)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.35% to 1.65%	1.35% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	1.05% to 1.50%	1.05% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $ 50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

74

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%
Income Opportunity GLWB	NA	NA	1.20% to 2.50%
Income Opportunity GLWB (Joint Life)	NA	NA	1.50% to 3.00%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider 5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB 2011(1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011(1)	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012(1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012(1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%
Income Opportunity GLWB	1.20% to 2.50%	1.20% to 2.50%
Income Opportunity GLWB (Joint Life)	1.50% to 3.00%	1.50% to 3.00%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Select 7	ONcore Select 4
Mortality and Expense Risk Fees	1.15%	1.15% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.40%	1.40% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Plus	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB Plus	1.35% to 2.70%	1.35% to 2.70%
GLWB Preferred I.S.	1.20% to 2.00%	1.20% to 2.00%
Joint GLWB Preferred I.S	1.40% to 2.50%	1.40% to 2.50%
Income Opportunity GLWB	1.20% to 2.50%	1.20% to 2.50%
Income Opportunity GLWB (Joint Life)	1.50% to 3.00%	1.50% to 3.00%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP 2012	0.65% to 1.30%	0.65% to 1.30%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective August 17, 2018, the Managed Tail Risk Fund II of the Federated Insurance Series - Service Shares was merged into the Managed Volatility Fund II of the Federated Insurance Series - Service Shares and the Managed Tail Risk Fund II of the Federated Insurance Series - Primary Shares was merged into the Managed Volatility Fund II of the Federated Insurance Series - Primary Shares.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2018.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
ON Equity Subaccount	$6,233,759	$26,147,027
ON Bond Subaccount	19,286,821	44,276,494
ON Omni Subaccount	8,165,193	11,597,675
ON International Equity Subaccount	13,772,384	24,696,913
ON Capital Appreciation Subaccount	4,678,379	19,537,943
ON Foreign Subaccount	4,118,391	16,664,052
ON Janus Henderson Forty Subaccount	11,015,446	15,163,650
ON Janus Henderson Venture Subaccount	9,525,161	25,236,695
ON Janus Henderson Enterprise Subaccount	4,635,474	12,937,317
ON S&P 500® Index Subaccount	63,676,371	126,323,531
ON Federated Strategic Value Dividend Subaccount	6,953,783	36,911,801
ON Federated High Income Bond Subaccount	8,545,167	28,537,591
ON ClearBridge Small Cap Subaccount	4,634,933	26,486,561
ON Nasdaq-100® Index Subaccount	48,128,400	70,153,736
ON Bristol Subaccount	11,152,152	25,537,077
ON Bryton Growth Subaccount	3,632,124	9,713,811
ON ICON Balanced Subaccount	41,617,869	102,945,789
ON S&P MidCap 400® Index Subaccount	10,058,223	12,327,172
ON Bristol Growth Subaccount	6,063,718	8,544,546
ON Risk Managed Balanced Subaccount	61,913,662	55,647,728
ON Conservative Model Subaccount	16,101,642	34,106,123
ON Moderately Conservative Model Subaccount	15,595,179	89,280,369
ON Balanced Model Subaccount	25,855,341	339,344,975
ON Moderate Growth Model Subaccount	58,297,199	531,596,450
ON Growth Model Subaccount	37,505,184	100,362,817
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	154,314	82,294
VIP Equity-Income Subaccount	65,645	186,920
VIP High Income Subaccount	1,753	17,773
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	174,157,305	170,049,562
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	50,558,030	74,592,352
VIP Contrafund® Subaccount	79,913,294	117,867,480
VIP Growth Subaccount	46,804,416	41,613,082
VIP Equity-Income Subaccount	26,194,195	48,167,068
VIP Real Estate Subaccount	8,355,616	15,683,052
VIP Target Volatility Subaccount	62,481,458	48,998,569
Janus Aspen Series - Institutional Shares:
Janus Henderson Research Subaccount	233,476	321,406
Janus Henderson Overseas Subaccount	73,595	254,796
Janus Henderson Global Research Subaccount	34,592	181,184
Janus Henderson Balanced Subaccount	483,517	841,123
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	3,668,040	5,750,695
Janus Henderson Global Research Subaccount	7,127,049	9,412,375
Janus Henderson Balanced Subaccount	138,828,224	55,779,984
Janus Henderson Overseas Subaccount	24,558,004	36,285,898
Janus Henderson U.S. Low Volatility Subaccount	155,133,126	215,610,359
Janus Henderson Flexible Bond Subaccount	10,766,002	9,452,782
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	10,564,350	14,194,970
ClearBridge Variable Large Cap Value Subaccount	20,752,156	24,728,196
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	82,993,622	196,150,514
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	14,007,875	15,456,019
Wells Fargo Variable Trust:
Opportunity Subaccount	341,231	273,042
Discovery Subaccount	429,578	337,127
Morgan Stanley Variable Insurance Fund, Inc. - Class I:
VIF Core Plus Fixed Income Subaccount	123,593	289,593
VIF U.S. Real Estate Subaccount	101,592	538,053

	Purchases	Sales
Morgan Stanley Variable Insurance Fund, Inc. - Class II:
VIF Core Plus Fixed Income Subaccount	17,182,230	32,397,731
VIF U.S. Real Estate Subaccount	9,807,291	23,718,087
VIF Growth Subaccount	74,570,291	46,036,105
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	10,874,951	18,398,632
U.S. Equity Insights Subaccount	8,294,462	7,136,176
Strategic Growth Subaccount	5,484,935	3,172,560
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	7,277,184	13,090,442
U.S. Equity Insights Subaccount	14,028,201	12,596,670
Strategic Growth Subaccount	18,532,068	8,813,437
Global Trends Allocation Subaccount	17,774,402	24,683,336
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	44,160,762	54,938,517
U.S. Small-Mid Cap Equity Subaccount	7,151,829	8,596,446
U.S. Equity Select Subaccount	2,634,631	1,634,633
International Equity Subaccount	22,796,914	28,866,463
Global Dynamic Multi-Asset Subaccount	111,761,700	59,366,483
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	6,111,781	33,899,970
Jennison Subaccount	21,802,927	19,241,049
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	15,618,690	21,533,047
Mid Cap Value Subaccount	21,619,601	59,408,526
AB Variable Products Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	15,061,846	1,629,359
VPS Small Cap Growth Subaccount	24,035,645	8,479,471
VPS Dynamic Asset Allocation Subaccount	21,720,700	40,261,708
VPS Global Risk Allocation-Moderate Subaccount	15,949,348	16,117,876
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	12,705,631	7,652,627
Mid Cap Growth Subaccount	20,506,164	20,372,255
Total Return Subaccount	43,447,637	29,115,625
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	5,082,937	8,061,773
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	26,442,529	63,135,085
Total Return Subaccount	98,593,713	152,840,566
Global Bond Opportunities Subaccount	12,914,702	17,588,105
CommodityRealReturn® Strategy Subaccount	3,182,463	5,601,572
Global Diversified Allocation Subaccount	132,792,600	111,452,761
Short-Term Subaccount	78,706,310	47,449,808
Low Duration Subaccount	25,379,331	13,124,606
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	15,610	10,430
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	7,177,334	9,299,564
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	12,295,828	40,813,818
Micro-Cap Subaccount	8,000,086	18,098,035
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount	3,015	2,238
Invesco V.I. International Growth Series II Subaccount	14,215,337	19,643,228
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	93,018,889	92,129,491
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	6,543,735	10,601,932
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	7,861,837	16,512,231
Franklin Flex Cap Growth VIP Subaccount	4,737,366	4,122,338
Templeton Foreign VIP Subaccount	5,482,198	8,429,236
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	28,324,352	31,863,347

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	16,287,992	38,204,325
Franklin Flex Cap Growth VIP Subaccount	11,241,977	8,028,004
Templeton Foreign VIP Subaccount	18,578,708	24,737,670
Franklin Founding Funds Allocation VIP Subaccount	4,497,120	9,440,931
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	31,422,191	24,057,961
Managed Volatility Fund II Primary Shares Subaccount	81,572,772	90,976,269
Managed Volatility Fund II Service Shares Subaccount	47,310,015	3,390,552
Managed Tail Risk Fund II Service Shares Subaccount	3,569,141	53,687,163
Managed Tail Risk Fund II Primary Subaccount	1,493,882	23,370,512
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	14,417,422	47,105,850
VIP Natural Resources Subaccount	5,400,602	13,561,788
VIP Science and Technology Subaccount	30,375,877	33,686,778
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	43,745,886	78,300,196
TOPS® Managed Risk Moderate Growth ETF Subaccount	64,907,045	107,046,765
TOPS® Managed Risk Growth ETF Subaccount	65,979,549	85,480,882
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	13,409,717	7,636,942
TOPS® Managed Risk Moderate Growth ETF Subaccount	21,170,236	8,630,636
TOPS® Managed Risk Growth ETF Subaccount	18,055,086	4,805,204

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owners’ Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:	ON Equity Subaccount	2018	7,956,835	$11.63 to $16.18	$112,802,345	0.65% to 1.80%	-15.36% to -14.38%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2017	9,054,104	$13.59 to $19.11	$150,707,561	0.65% to 1.80%	12.64% to 13.92%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2016	37,369,931	$11.93 to $16.97	$527,646,464	0.65% to 1.80%	10.72% to 11.98%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2015	37,727,018	$10.65 to $15.32	$480,204,182	0.65% to 1.80%	-5.39% to -4.31%	0.62%
Ohio National Fund, Inc.:	ON Equity Subaccount	2014	34,205,313	$11.13 to $16.20	$458,475,245	0.65% to 1.80%	12.05% to 13.33%	0.61%
Ohio National Fund, Inc.:	Money Market Subaccount	2015	16,654,502	$9.21 to $10.14	$187,338,533	0.65% to 1.80%	-1.77% to -0.65%	0.00%
Ohio National Fund, Inc.:	Money Market Subaccount	2014	14,677,600	$9.38 to $10.21	$167,669,473	0.65% to 1.80%	-1.77% to -0.65%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2018	6,730,595	$10.81 to $14.34	$121,940,952	0.65% to 1.80%	-4.80% to -3.70%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2017	7,943,054	$11.36 to $14.90	$151,580,255	0.65% to 1.80%	4.30% to 5.48%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2016	7,694,283	$10.89 to $14.12	$140,264,997	0.65% to 1.80%	5.99% to 7.20%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2015	7,967,006	$10.27 to $13.17	$137,077,961	0.65% to 1.80%	-3.78% to -2.68%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2014	7,852,623	$10.68 to $13.54	$140,244,564	0.65% to 1.80%	4.01% to 5.20%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2018	2,299,690	$15.42 to $19.38	$39,682,933	0.65% to 1.80%	-16.09% to -15.13%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2017	2,447,963	$18.37 to $22.83	$50,385,326	0.65% to 1.80%	18.92% to 20.28%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2016	2,358,202	$18.54 to $18.98	$41,345,070	0.65% to 1.70%	8.39% to 9.52%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2015	1,809,171	$17.10 to $27.50	$30,725,848	0.90% to 1.70%	0.44% to 1.24%	1.09%
Ohio National Fund, Inc.:	ON Omni Subaccount	2014	937,616	$17.03 to $27.16	$18,747,997	0.90% to 1.70%	10.25% to 11.12%	0.93%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2018	10,590,914	$8.88 to $9.88	$112,618,137	0.65% to 1.80%	-14.87% to -13.89%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2017	11,342,889	$10.43 to $11.48	$140,991,621	0.65% to 1.80%	24.59% to 26.01%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2016	12,735,929	$9.11 to $11.42	$126,287,790	0.65% to 1.70%	-6.47% to -5.49%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2015	13,325,047	$8.96 to $9.64	$140,713,981	0.65% to 1.80%	-2.16% to -1.04%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2014	14,435,250	$9.15 to $9.74	$154,852,397	0.65% to 1.80%	-11.05% to -10.04%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2018	2,091,687	$15.48 to $36.82	$70,768,330	0.90% to 1.80%	-15.12% to -14.36%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2017	2,422,796	$18.24 to $75.62	$96,185,705	0.90% to 1.80%	13.77% to 14.78%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2016	4,910,525	$16.03 to $19.72	$165,835,003	0.65% to 1.80%	12.63% to 13.92%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2015	13,589,622	$14.23 to $17.31	$393,541,239	0.65% to 1.80%	-3.79% to -2.69%	0.74%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2014	13,641,897	$14.79 to $17.78	$409,496,063	0.65% to 1.80%	6.62% to 7.84%	0.59%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2018	2,528,491	$9.87 to $12.22	$45,089,244	0.65% to 1.80%	-17.12% to -16.17%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2017	3,105,100	$11.92 to $14.57	$66,482,352	0.65% to 1.80%	17.73% to 19.07%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2016	3,093,223	$10.12 to $12.24	$56,056,974	0.65% to 1.80%	-9.17% to -8.14%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2015	3,193,474	$11.14 to $13.32	$63,722,997	0.65% to 1.80%	7.52% to 8.75%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2014	2,888,901	$10.36 to $12.25	$53,909,720	0.65% to 1.80%	-10.41% to -9.38%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2018	2,774,464	$21.73 to $28.17	$45,215,627	0.65% to 1.80%	3.35% to 4.53%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2017	3,028,761	$21.02 to $26.95	$46,990,377	0.65% to 1.80%	25.43% to 26.85%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2016	3,099,352	$16.76 to $21.24	$38,344,098	0.65% to 1.80%	1.62% to 2.78%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2015	3,163,739	$20.34 to $20.67	$38,105,750	0.65% to 1.70%	8.30% to 9.43%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2014	2,347,399	$18.78 to $18.89	$26,676,833	0.65% to 1.70%	7.77% to 8.89%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2018	3,608,993	$19.08 to $28.26	$63,933,832	0.65% to 1.80%	-8.03% to -6.97%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2017	4,391,117	$20.75 to $30.38	$83,139,273	0.65% to 1.80%	21.79% to 23.18%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2016	12,950,115	$17.03 to $24.67	$196,710,092	0.65% to 1.80%	4.52% to 5.71%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2015	13,736,168	$16.30 to $23.33	$198,072,962	0.65% to 1.80%	-1.96% to -0.84%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2014	11,690,936	$16.62 to $23.53	$171,043,171	0.65% to 1.80%	8.68% to 9.93%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2018	1,788,961	$16.86 to $18.83	$49,098,949	0.65% to 1.80%	-4.93% to -3.84%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2017	2,042,775	$17.74 to $19.58	$58,616,552	0.65% to 1.80%	24.86% to 26.28%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2016	2,284,420	$14.21 to $15.50	$52,299,928	0.65% to 1.80%	-0.22% to 0.92%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2015	2,550,387	$14.24 to $15.36	$58,385,262	0.65% to 1.80%	-6.73% to -5.66%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2014	2,565,658	$15.27 to $16.28	$63,022,725	0.65% to 1.80%	9.54% to 10.79%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2018	18,221,038	$18.88 to $20.75	$443,087,751	0.65% to 1.80%	-6.47% to -5.40%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2017	20,407,923	$20.19 to $21.93	$526,571,444	0.65% to 1.80%	19.24% to 20.60%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2016	34,833,524	$16.93 to $18.18	$745,884,048	0.65% to 1.80%	9.49% to 10.74%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2015	16,797,902	$15.46 to $16.42	$329,130,624	0.65% to 1.80%	-0.87% to 0.26%	1.44%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2014	15,603,554	$15.60 to $16.38	$306,836,004	0.65% to 1.80%	11.11% to 12.38%	1.39%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2018	3,315,187	$16.08 to $16.23	$60,708,204	0.65% to 1.80%	-10.07% to -9.04%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2017	4,837,144	$17.67 to $18.05	$97,371,977	0.65% to 1.80%	12.60% to 13.88%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2016	25,683,749	$15.52 to $16.03	$458,360,181	0.65% to 1.80%	8.92% to 10.16%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2015	18,122,578	$14.09 to $14.72	$295,233,932	0.65% to 1.80%	2.42% to 3.59%	2.88%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2014	20,196,226	$13.60 to $14.37	$319,273,341	0.65% to 1.80%	10.42% to 11.68%	4.55%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2018	3,180,958	$12.62 to $18.94	$74,641,318	0.65% to 1.80%	-4.97% to -3.88%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2017	3,961,396	$13.28 to $19.70	$97,288,621	0.65% to 1.80%	5.08% to 6.27%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2016	12,758,128	$12.64 to $18.54	$291,735,298	0.65% to 1.80%	12.39% to 13.67%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2015	8,601,913	$11.25 to $16.31	$175,868,028	0.65% to 1.80%	-4.78% to -3.69%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2014	9,899,287	$11.81 to $16.94	$211,633,741	0.65% to 1.80%	0.95% to 2.11%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2018	1,526,310	$14.94 to $23.99	$62,730,710	0.65% to 1.80%	-10.82% to -9.80%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2017	1,963,553	$16.76 to $26.59	$90,336,247	0.65% to 1.80%	10.23% to 11.48%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2016	6,330,937	$15.20 to $23.85	$260,437,330	0.65% to 1.80%	25.76% to 27.20%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2015	2,527,734	$12.09 to $18.75	$83,882,596	0.65% to 1.80%	-4.19% to -3.09%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2014	1,888,830	$12.62 to $19.35	$65,981,239	0.65% to 1.80%	0.64% to 1.79%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2018	11,753,536	$25.11 to $36.15	$168,122,868	0.65% to 1.80%	-2.19% to -1.07%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2017	13,109,700	$25.67 to $36.54	$189,411,087	0.65% to 1.80%	30.07% to 31.55%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2016	12,221,502	$19.74 to $27.78	$135,017,949	0.65% to 1.80%	4.81% to 6.01%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2015	11,661,011	$18.83 to $26.20	$121,139,341	0.65% to 1.80%	7.21% to 8.44%	0.68%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2014	11,353,564	$17.56 to $24.16	$107,852,366	0.65% to 1.80%	16.67% to 18.00%	1.08%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2018	1,693,445	$17.15 to $19.31	$40,223,709	0.65% to 1.80%	-19.43% to -18.50%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2017	2,153,434	$21.28 to $23.69	$63,050,935	0.65% to 1.80%	23.60% to 25.00%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:	ON Bristol Subaccount	2016	8,282,736	$17.22 to $18.95	$194,339,676	0.65% to 1.80%	9.80% to 11.05%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2015	9,561,638	$15.68 to $17.07	$203,350,753	0.65% to 1.80%	2.24% to 3.41%	0.49%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2014	10,529,304	$15.34 to $16.51	$217,820,645	0.65% to 1.80%	11.87% to 13.15%	0.38%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2018	1,112,891	$19.14 to $19.73	$21,369,177	0.65% to 1.70%	-6.77% to -5.80%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2017	1,367,721	$20.32 to $21.17	$28,032,135	0.65% to 1.70%	19.55% to 20.79%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2016	5,067,518	$13.38 to $16.82	$86,942,128	0.65% to 1.80%	2.69% to 3.87%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2015	9,074,165	$13.03 to $16.20	$150,956,801	0.65% to 1.80%	-5.94% to -4.87%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2014	9,531,285	$13.85 to $17.02	$167,557,252	0.65% to 1.80%	4.29% to 5.49%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2018	26,655,662	$12.47 to $15.61	$441,868,252	0.65% to 1.80%	-12.17% to -11.16%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2017	29,490,153	$14.20 to $17.57	$555,066,632	0.65% to 1.80%	8.97% to 10.21%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2016	52,252,447	$13.03 to $15.94	$921,117,119	0.65% to 1.80%	2.73% to 3.91%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2015	49,052,777	$12.68 to $15.35	$840,014,109	0.65% to 1.80%	-0.33% to 0.81%	1.29%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2014	46,526,004	$12.72 to $15.22	$803,897,457	0.65% to 1.80%	4.12% to 5.31%	1.46%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2018	3,116,309	$14.70 to $14.75	$46,518,190	0.65% to 1.80%	-13.03% to -12.03%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2017	3,235,640	$16.71 to $16.96	$54,838,634	0.65% to 1.80%	13.44% to 14.73%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2016	2,870,108	$14.57 to $14.95	$42,538,926	0.65% to 1.80%	7.55% to 8.78%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2015	3,207,584	$13.39 to $18.80	$43,908,922	0.65% to 1.70%	-4.86% to -3.87%	1.36%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2014	3,668,362	$13.93 to $14.63	$52,498,500	0.65% to 1.80%	5.54% to 6.75%	1.60%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2018	752,037	$17.59 to $19.50	$13,750,634	0.65% to 1.80%	-16.40% to -15.44%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2017	865,290	$21.04 to $23.05	$18,825,228	0.65% to 1.80%	27.42% to 28.87%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2016	6,413,652	$16.51 to $17.89	$110,068,598	0.65% to 1.80%	5.84% to 7.05%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2015	6,713,624	$15.60 to $16.71	$108,295,223	0.65% to 1.80%	3.85% to 5.04%	0.40%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2014	7,548,477	$15.02 to $15.91	$116,539,937	0.65% to 1.80%	10.03% to 11.29%	0.30%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2018	27,722,497	$11.91 to $12.56	$337,254,864	0.65% to 1.80%	-2.53% to -1.41%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2017	26,903,101	$12.22 to $12.74	$334,097,796	0.65% to 1.80%	15.56% to 16.87%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2016	24,661,794	$10.57 to $10.90	$263,866,076	0.65% to 1.80%	1.92% to 3.08%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2015	14,258,313	$10.37 to $10.57	$148,964,082	0.65% to 1.80%	-3.06% to -1.96%	0.45%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2014	3,106,380	$10.70 to $10.78	$33,332,498	0.65% to 1.80%	7.02%(a) to 7.83%(b)	0.00%
Ohio National Fund, Inc.:	ON Conservative Model Subaccount	2018	7,912,911	$9.88 to $10.09	$78,918,149	0.65% to 1.80%	-4.76% to -3.67%	0.00%
Ohio National Fund, Inc.:	ON Conservative Model Subaccount	2017	9,560,415	$10.38 to $10.47	$99,607,792	0.65% to 1.80%	3.76%(a) to 4.74%(b)	0.00%
Ohio National Fund, Inc.:	ON Moderately Conservative Model Subaccount	2018	24,046,874	$9.78 to $9.97	$237,102,108	0.65% to 1.70%	-7.20% to -6.23%	0.00%
Ohio National Fund, Inc.:	ON Moderately Conservative Model Subaccount	2017	30,821,390	$10.54 to $10.63	$326,069,255	0.65% to 1.70%	5.42%(a) to 6.33%(b)	0.00%
Ohio National Fund, Inc.:	ON Balanced Model Subaccount	2018	117,600,491	$9.65 to $9.85	$1,145,446,314	0.65% to 1.80%	-9.41% to -8.37%	0.00%
Ohio National Fund, Inc.:	ON Balanced Model Subaccount	2017	145,873,775	$10.65 to $10.75	$1,560,463,861	0.65% to 1.80%	6.52%(a) to 7.52%(b)	0.00%
Ohio National Fund, Inc.:	ON Moderate Growth Model Subaccount	2018	200,461,126	$9.61 to $9.81	$1,944,129,467	0.65% to 1.80%	-11.73% to -10.72%	0.00%
Ohio National Fund, Inc.:	ON Moderate Growth Model Subaccount	2017	241,934,489	$10.89 to $10.99	$2,645,167,193	0.65% to 1.80%	8.89%(a) to 9.91%(b)	0.00%
Ohio National Fund, Inc.:	ON Growth Model Subaccount	2018	43,969,073	$9.56 to $9.74	$423,715,805	0.65% to 1.70%	-13.06% to -12.14%	0.00%
Ohio National Fund, Inc.:	ON Growth Model Subaccount	2017	49,272,055	$10.99 to $11.09	$543,733,572	0.65% to 1.80%	9.87%(a) to 10.91%(b)	0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2018	24,578	$39.41	$968,701	1.30%	-1.46%	0.24%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2017	26,086	$40.00	$1,043,353	1.30%	33.41%	0.21%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2016	27,792	$29.98	$833,239	1.30%	-0.49%	0.04%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2015	31,297	$30.13	$942,958	1.30%	5.80%	0.26%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Growth Subaccount	2014	33,884	$28.48	$964,948	1.30%	9.87%	0.18%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2018	21,729	$30.27	$657,806	1.30%	-9.48%	2.00%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2017	26,757	$33.44	$894,789	1.30%	11.45%	1.71%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2016	28,035	$30.01	$841,235	1.30%	16.50%	2.33%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2015	29,370	$25.76	$756,448	1.30%	-5.20%	3.19%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP Equity-Income Subaccount	2014	31,125	$27.17	$845,602	1.30%	7.32%	2.74%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2018	1,435	$19.12	$27,450	1.30%	-4.53%	4.67%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2017	2,303	$20.03	$46,129	1.30%	5.57%	5.24%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2016	2,450	$18.98	$46,482	1.30%	13.14%	5.28%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2015	2,952	$16.77	$49,510	1.30%	-4.86%	6.16%
Fidelity® Variable Insurance Products Fund - Initial Class:	VIP High Income Subaccount	2014	3,391	$17.63	$59,782	1.30%	-0.14%	5.17%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2018	12,513,322	$8.93 to $10.17	$138,293,008	0.65% to 1.80%	-0.25% to 0.89%	1.53%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2017	12,139,555	$8.95 to $10.08	$134,010,562	0.65% to 1.80%	-1.20% to -0.07%	0.56%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2016	14,214,571	$9.06 to $10.09	$157,917,206	0.65% to 1.80%	-1.40%(a) to -0.45%(b)	0.12%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2018	6,871,779	$14.26 to $19.97	$238,655,241	0.65% to 1.80%	-16.29% to -15.33%	0.39%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2017	8,037,236	$17.04 to $23.58	$333,170,530	0.65% to 1.80%	18.41% to 19.76%	0.50%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2016	14,188,140	$14.39 to $19.69	$482,947,309	0.65% to 1.80%	9.94% to 11.20%	0.31%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2015	15,535,107	$13.09 to $17.71	$478,344,891	0.65% to 1.80%	-3.37% to -2.26%	0.25%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2014	16,518,300	$13.54 to $18.12	$525,306,447	0.65% to 1.80%	4.16% to 5.35%	0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2018	16,721,749	$16.87 to $20.65	$398,230,150	0.65% to 1.80%	-8.30% to -7.25%	0.43%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2017	19,643,273	$18.40 to $22.26	$507,737,950	0.65% to 1.80%	19.44% to 20.80%	0.77%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2016	21,434,880	$15.40 to $18.43	$461,906,302	0.65% to 1.80%	5.83% to 7.03%	0.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2015	24,152,170	$14.56 to $17.21	$489,104,435	0.65% to 1.80%	-1.36% to -0.23%	0.80%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2014	24,545,451	$14.76 to $17.25	$501,655,975	0.65% to 1.80%	9.68% to 10.93%	0.75%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2018	5,829,959	$20.34 to $24.68	$95,146,026	0.65% to 1.80%	-2.20% to -1.08%	0.04%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2017	6,396,124	$20.80 to $24.95	$105,336,562	0.65% to 1.80%	32.44% to 33.95%	0.08%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2016	5,671,843	$15.70 to $18.62	$70,194,745	0.65% to 1.80%	-1.23% to -0.10%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2015	6,064,373	$15.90 to $18.64	$75,514,440	0.65% to 1.80%	5.01% to 6.21%	0.03%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2014	5,983,880	$17.55 to $20.70	$70,217,704	0.65% to 1.70%	9.16% to 10.30%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2018	6,982,348	$15.59 to $15.88	$142,780,023	0.65% to 1.80%	-10.16% to -9.13%	1.95%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2017	8,379,648	$17.35 to $17.47	$189,551,889	0.65% to 1.80%	10.66% to 11.92%	1.48%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2016	8,987,344	$15.61 to $15.68	$182,681,930	0.65% to 1.80%	15.63% to 16.95%	2.39%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2015	8,612,556	$13.35 to $13.56	$150,472,859	0.65% to 1.80%	-5.93% to -4.86%	2.85%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2014	9,536,755	$14.03 to $14.42	$176,100,431	0.65% to 1.80%	6.56% to 7.78%	2.68%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2018	2,385,981	$13.98 to $15.85	$36,214,758	0.65% to 1.80%	-8.12% to -7.06%	2.40%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2017	3,043,517	$15.21 to $17.06	$49,779,297	0.65% to 1.80%	1.94% to 3.10%	1.54%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2016	9,259,897	$14.92 to $16.54	$147,960,482	0.65% to 1.80%	3.60% to 4.78%	1.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2015	9,912,352	$14.40 to $15.79	$151,883,177	0.65% to 1.80%	1.66% to 2.82%	1.63%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2014	10,902,697	$14.17 to $15.36	$163,194,936	0.65% to 1.80%	27.51% to 28.96%	1.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2018	20,879,226	$12.39 to $13.24	$265,419,013	0.65% to 1.80%	-7.66% to -6.60%	1.54%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2017	20,602,895	$13.42 to $14.18	$282,319,579	0.65% to 1.80%	14.24% to 15.54%	1.24%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2016	17,563,573	$11.74 to $12.27	$209,661,388	0.65% to 1.80%	3.20% to 4.38%	1.18%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2015	17,024,776	$11.38 to $11.75	$196,088,443	0.65% to 1.80%	-3.09% to -1.98%	1.25%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2014	10,220,588	$11.74 to $11.99	$120,985,847	0.65% to 1.80%	3.87% to 5.06%	1.36%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2018	155,083	$17.57 to $22.05	$3,380,461	0.90% to 1.50%	-4.03% to -3.45%	0.55%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2017	165,632	$18.19 to $22.97	$3,753,580	0.90% to 1.50%	26.00% to 26.74%	0.38%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2016	201,361	$14.36 to $18.23	$3,610,851	0.90% to 1.50%	-0.98% to -0.40%	0.53%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2015	229,642	$14.41 to $18.42	$4,156,979	0.90% to 1.50%	3.79% to 4.41%	0.61%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2014	294,795	$13.80 to $17.74	$5,123,173	0.90% to 1.50%	11.32% to 11.99%	0.37%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2018	39,207	$20.50 to $23.18	$836,903	0.90% to 1.50%	-16.21% to -15.71%	1.72%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2017	45,989	$24.47 to $27.50	$1,172,250	0.90% to 1.50%	29.19% to 29.95%	1.65%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2016	53,941	$18.94 to $21.16	$1,061,899	0.90% to 1.50%	-7.84% to -7.29%	4.68%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2015	67,073	$20.55 to $22.82	$1,430,040	0.90% to 1.50%	-9.94% to -9.41%	0.59%
Janus Aspen Series - Institutional Shares:	Janus Henderson Overseas Subaccount	2014	76,779	$22.82 to $25.19	$1,810,930	0.90% to 1.50%	-13.18% to -12.66%	3.02%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2018	102,227	$14.42 to $16.57	$1,613,162	0.90% to 1.50%	-8.25% to -7.70%	1.12%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2017	110,055	$15.63 to $18.06	$1,890,541	0.90% to 1.50%	25.16% to 25.90%	0.80%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2016	126,176	$12.41 to $14.43	$1,739,707	0.90% to 1.50%	0.56% to 1.15%	1.06%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2015	148,239	$12.27 to $14.35	$2,032,091	0.90% to 1.50%	-3.73% to -3.16%	0.65%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2014	156,482	$12.67 to $14.90	$2,235,527	0.90% to 1.50%	5.86% to 6.49%	1.08%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2018	131,428	$28.77 to $33.81	$4,213,380	0.90% to 1.50%	-0.82% to -0.22%	2.15%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2017	148,108	$28.83 to $34.09	$4,803,832	0.90% to 1.50%	16.69% to 17.38%	1.58%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2016	190,919	$24.56 to $29.22	$5,312,875	0.90% to 1.50%	3.06% to 3.67%	2.20%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2015	213,639	$23.69 to $28.35	$5,780,296	0.90% to 1.50%	-0.87% to -0.28%	1.58%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2014	260,055	$23.76 to $28.60	$7,041,793	0.90% to 1.50%	6.90% to 7.54%	1.73%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2018	1,758,699	$18.09 to $21.97	$22,969,746	0.65% to 1.80%	-4.57% to -3.47%	0.36%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2017	1,966,160	$18.95 to $22.76	$26,911,347	0.65% to 1.80%	25.31% to 26.73%	0.25%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2016	2,085,212	$15.12 to $17.96	$22,593,390	0.65% to 1.80%	-1.50% to -0.38%	0.38%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2015	2,561,539	$18.03 to $18.73	$27,902,225	0.65% to 1.70%	3.32% to 4.40%	0.47%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2014	2,455,344	$17.27 to $18.13	$25,771,683	0.65% to 1.70%	10.85% to 12.01%	0.22%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2018	3,003,268	$15.50 to $17.36	$29,880,132	0.65% to 1.70%	-8.65% to -7.69%	0.97%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2017	3,258,742	$16.79 to $19.00	$34,853,240	0.65% to 1.70%	24.57% to 25.87%	0.69%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2016	3,404,625	$13.34 to $15.25	$28,795,837	0.65% to 1.70%	0.12% to 1.16%	0.94%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2015	3,928,438	$13.19 to $15.24	$32,915,613	0.65% to 1.70%	-4.16% to -3.16%	0.55%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2014	3,529,143	$13.00 to $13.62	$30,119,322	0.65% to 1.80%	5.29% to 6.49%	0.96%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2018	13,684,140	$15.35 to $21.96	$303,918,063	0.65% to 1.80%	-1.35% to -0.22%	1.79%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2017	10,334,850	$15.56 to $22.00	$234,141,172	0.65% to 1.80%	16.05% to 17.37%	1.48%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2016	7,663,303	$13.41 to $18.75	$153,099,976	0.65% to 1.80%	2.48% to 3.65%	1.93%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2015	8,467,870	$13.08 to $18.09	$164,242,156	0.65% to 1.80%	-1.37% to -0.24%	1.38%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2014	8,513,428	$13.26 to $18.13	$166,471,344	0.65% to 1.80%	6.32% to 7.54%	1.51%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2018	11,675,138	$7.99 to $10.02	$126,065,552	0.65% to 1.70%	-16.56% to -15.69%	1.64%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2017	12,619,462	$8.10 to $11.88	$163,124,694	0.65% to 1.80%	28.50% to 29.96%	1.58%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2016	14,238,924	$6.31 to $9.14	$142,633,413	0.65% to 1.80%	-8.36% to -7.31%	4.66%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2015	16,314,531	$6.88 to $9.86	$176,977,613	0.65% to 1.80%	-10.42% to -9.39%	0.51%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2014	18,092,398	$7.68 to $10.88	$218,388,848	0.65% to 1.80%	-13.66% to -12.67%	2.97%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2018	57,058,389	$16.41 to $17.62	$962,003,164	0.65% to 1.80%	-6.28% to -5.20%	1.71%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2017	61,694,945	$17.51 to $18.58	$1,104,729,043	0.65% to 1.80%	13.41% to 14.70%	1.39%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2016	58,730,333	$15.44 to $16.20	$923,065,381	0.65% to 1.80%	7.77% to 9.00%	1.55%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2015	46,025,825	$14.32 to $14.86	$668,007,696	0.65% to 1.80%	2.25% to 3.42%	1.67%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2014	30,425,861	$14.01 to $14.37	$430,198,991	0.65% to 1.80%	15.62% to 16.94%	0.90%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2018	3,254,479	$9.64 to $10.05	$32,031,223	0.65% to 1.80%	-3.04% to -1.93%	2.67%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2017	3,171,436	$9.95 to $10.25	$32,014,838	0.65% to 1.80%	1.53% to 2.69%	2.56%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2016	2,820,278	$9.80 to $9.98	$27,889,934	0.65% to 1.80%	0.41% to 1.56%	2.74%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2015	1,355,569	$9.76 to $9.83	$13,272,446	0.65% to 1.70%	-2.39%(a) to -1.71%(b)	3.04%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2018	1,875,836	$18.08 to $19.64	$44,052,911	0.65% to 1.80%	-6.55% to -5.48%	1.48%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2017	2,142,965	$19.34 to $20.78	$53,609,838	0.65% to 1.80%	17.07% to 18.41%	1.45%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2016	2,264,364	$16.52 to $17.55	$48,072,494	0.65% to 1.80%	12.96% to 14.25%	2.14%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2015	1,429,575	$15.36 to $18.07	$26,780,599	0.65% to 1.70%	-5.90% to -4.92%	1.79%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2014	1,411,374	$15.56 to $16.16	$28,070,837	0.65% to 1.80%	11.60% to 12.88%	2.39%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2018	2,976,367	$16.73 to $18.30	$75,054,787	0.65% to 1.80%	-10.49% to -9.47%	1.47%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2017	3,317,679	$18.69 to $20.21	$93,275,946	0.65% to 1.80%	12.81% to 14.10%	1.42%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2016	3,141,208	$16.57 to $17.71	$77,894,387	0.65% to 1.80%	11.00% to 12.27%	1.57%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2015	3,221,078	$14.93 to $15.78	$71,348,410	0.65% to 1.80%	-4.59% to -3.50%	1.54%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2014	3,102,723	$15.64 to $16.35	$71,970,290	0.65% to 1.80%	9.73% to 10.99%	3.10%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2018	94,229,918	$12.21 to $13.21	$1,185,120,871	0.65% to 1.80%	-8.70% to -7.65%	1.74%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	103,035,429	$13.37 to $14.31	$1,412,791,784	0.65% to 1.80%	12.06% to 13.33%	1.47%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	114,673,244	$11.93 to $12.63	$1,396,815,548	0.65% to 1.80%	-1.97% to -0.85%	1.01%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2015	137,453,060	$12.17 to $12.73	$1,701,689,028	0.65% to 1.80%	-6.94% to -5.88%	1.13%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2014	108,348,814	$13.08 to $13.53	$1,435,535,845	0.65% to 1.80%	4.80% to 6.00%	1.77%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2018	4,111,104	$9.85 to $10.27	$41,291,997	0.65% to 1.80%	-4.37% to -3.27%	3.33%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2017	4,353,948	$10.31 to $10.62	$45,487,908	0.65% to 1.80%	3.83% to 5.01%	1.27%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2016	50,186,900	$9.93 to $10.12	$502,299,640	0.65% to 1.80%	2.33% to 3.50%	2.75%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2015	33,406,178	$9.70 to $9.77	$325,111,082	0.65% to 1.80%	-3.01%(a) to -2.27%(b)	4.65%
Wells Fargo Variable Trust:	Opportunity Subaccount	2018	96,396	$31.02 to $31.47	$3,125,086	0.90% to 1.50%	-8.53% to -7.98%	0.19%
Wells Fargo Variable Trust:	Opportunity Subaccount	2017	102,847	$33.71 to $34.40	$3,635,380	0.90% to 1.50%	18.66% to 19.37%	0.68%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Wells Fargo Variable Trust:	Opportunity Subaccount	2016	108,233	$28.24 to $28.99	$3,216,137	0.90% to 1.50%	10.57% to 11.23%	2.00%
Wells Fargo Variable Trust:	Opportunity Subaccount	2015	117,852	$25.39 to $26.22	$3,158,659	0.90% to 1.50%	-4.52% to -3.95%	0.13%
Wells Fargo Variable Trust:	Opportunity Subaccount	2014	133,698	$26.43 to $27.46	$3,745,487	0.90% to 1.50%	8.79% to 9.44%	0.06%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2015	16,828	$15.85 to $17.30	$267,045	0.90% to 1.40%	-11.87% to -11.43%	0.24%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2014	17,667	$17.98 to $19.53	$319,992	0.90% to 1.40%	3.01% to 3.53%	0.35%
Wells Fargo Variable Trust:	Discovery Subaccount	2018	88,994	$22.67 to $33.77	$2,973,872	0.90% to 1.50%	-8.44% to -7.90%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2017	96,398	$24.61 to $36.88	$3,517,674	0.90% to 1.50%	27.23% to 27.98%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2016	110,575	$19.23 to $28.99	$3,166,261	0.90% to 1.50%	6.05% to 6.69%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2015	126,346	$18.02 to $27.34	$3,399,070	0.90% to 1.50%	-2.92% to -2.34%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2014	148,016	$18.46 to $28.16	$4,097,909	0.90% to 1.50%	-1.13% to -0.54%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2018	21,169	$18.43 to $20.41	$398,439	0.90% to 1.40%	-2.03% to -1.54%	2.52%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2017	33,088	$18.81 to $20.73	$632,145	0.90% to 1.40%	4.78% to 5.30%	3.21%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2016	42,297	$17.95 to $19.69	$769,219	0.90% to 1.40%	4.65% to 5.16%	2.12%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2015	65,049	$17.15 to $18.72	$1,122,654	0.90% to 1.40%	-2.02% to -1.54%	3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF Core Plus Fixed Income Subaccount	2014	67,487	$17.51 to $19.01	$1,185,746	0.90% to 1.40%	6.37% to 6.89%	3.09%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2018	30,020	$40.43 to $45.71	$1,334,024	0.90% to 1.50%	-9.09% to -8.54%	2.70%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2017	39,825	$44.47 to $57.90	$1,943,072	0.90% to 1.50%	1.59% to 2.19%	1.51%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2016	41,427	$43.77 to $56.66	$2,002,531	0.90% to 1.50%	5.23% to 5.86%	1.32%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2015	49,153	$41.60 to $53.53	$2,238,287	0.90% to 1.50%	0.66% to 1.26%	1.35%
Morgan Stanley Variable Insurance Fund, Inc. - Class I:	VIF U.S. Real Estate Subaccount	2014	66,343	$41.32 to $52.86	$2,995,259	0.90% to 1.50%	27.81% to 28.56%	1.42%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2018	4,783,145	$11.36 to $13.86	$73,601,443	0.65% to 1.80%	-2.67% to -1.55%	2.30%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2017	5,818,659	$11.68 to $14.08	$91,746,748	0.65% to 1.80%	4.03% to 5.21%	2.86%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2016	5,541,031	$11.22 to $13.38	$83,744,305	0.65% to 1.80%	3.99% to 5.18%	1.64%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2015	5,786,277	$11.37 to $12.72	$83,801,484	0.65% to 1.70%	-2.49% to -1.47%	3.19%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2014	5,341,388	$11.08 to $12.91	$79,396,667	0.65% to 1.80%	5.66% to 6.87%	2.67%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2018	2,505,402	$14.00 to $17.29	$77,986,910	0.65% to 1.70%	-9.52% to -8.57%	2.47%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2017	2,945,396	$14.57 to $15.31	$101,204,120	0.65% to 1.80%	1.06% to 2.21%	1.28%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2016	3,002,500	$14.42 to $14.98	$101,620,893	0.65% to 1.80%	4.66% to 5.86%	1.08%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2015	3,414,643	$13.78 to $14.15	$110,261,065	0.65% to 1.80%	0.12% to 1.26%	1.17%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2014	3,583,087	$13.76 to $13.98	$114,565,195	0.65% to 1.80%	27.14% to 28.59%	1.23%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2018	2,725,690	$23.51 to $34.52	$87,284,163	0.65% to 1.80%	5.39% to 6.60%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2017	2,427,259	$22.31 to $32.38	$73,367,331	0.65% to 1.80%	40.30% to 41.90%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2016	1,886,558	$15.90 to $22.82	$40,419,447	0.65% to 1.80%	-3.66% to -2.56%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2015	2,027,167	$22.79 to $23.42	$44,810,522	0.65% to 1.70%	10.10% to 11.24%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2014	1,674,323	$20.70 to $21.05	$33,439,248	0.65% to 1.70%	4.32% to 5.40%	0.00%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2018	4,868,569	$15.08 to $15.60	$78,886,394	0.65% to 1.50%	-9.82% to -9.05%	1.22%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2017	5,550,062	$16.58 to $17.29	$99,472,839	0.65% to 1.50%	8.24% to 9.15%	1.50%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2016	9,242,741	$15.19 to $15.98	$152,824,701	0.65% to 1.50%	9.93% to 10.86%	1.90%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2015	12,170,000	$13.70 to $14.53	$182,667,376	0.65% to 1.50%	-5.83% to -5.03%	1.41%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2014	13,193,221	$14.42 to $15.43	$209,772,664	0.65% to 1.50%	11.27% to 12.21%	1.24%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2018	1,117,163	$21.69 to $24.52	$25,198,322	0.90% to 1.50%	-7.59% to -7.04%	1.18%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2017	1,225,255	$23.48 to $26.38	$29,834,231	0.90% to 1.50%	22.24% to 22.96%	1.34%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2016	1,421,582	$19.20 to $21.45	$28,235,605	0.90% to 1.50%	9.10% to 9.74%	1.32%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2015	1,535,472	$17.60 to $19.55	$27,914,631	0.90% to 1.50%	-1.67% to -1.09%	1.32%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2014	1,798,093	$15.85 to $17.90	$33,232,432	0.65% to 1.50%	14.65% to 15.61%	1.44%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2018	337,763	$23.84 to $26.95	$8,289,965	0.90% to 1.50%	-2.51% to -1.93%	0.42%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2017	401,660	$24.27 to $24.45	$10,069,532	0.65% to 1.50%	28.74% to 29.82%	0.50%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2016	450,884	$16.77 to $18.99	$8,767,927	0.90% to 1.50%	0.48% to 1.07%	0.63%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2015	488,893	$16.59 to $18.90	$9,435,392	0.90% to 1.50%	1.87% to 2.47%	0.34%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2014	519,477	$16.19 to $18.56	$9,819,307	0.90% to 1.50%	11.96% to 12.63%	0.36%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2018	2,898,634	$14.13 to $14.75	$39,874,460	0.65% to 1.80%	-10.34% to -9.31%	0.98%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2017	3,462,667	$15.58 to $16.45	$52,530,562	0.65% to 1.80%	7.63% to 8.85%	0.84%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2016	16,017,687	$14.31 to $15.28	$224,804,275	0.65% to 1.80%	9.32% to 10.56%	1.44%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2015	24,338,160	$12.94 to $13.98	$310,159,455	0.65% to 1.80%	-6.27% to -5.20%	1.20%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2014	24,752,343	$13.65 to $14.92	$334,208,036	0.65% to 1.80%	10.62% to 11.88%	0.93%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2018	996,732	$20.24 to $25.19	$19,619,906	0.65% to 1.70%	-7.93% to -6.96%	0.85%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2017	1,104,677	$21.76 to $27.36	$23,118,973	0.65% to 1.70%	21.74% to 23.01%	1.40%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2016	810,995	$17.69 to $22.48	$13,938,477	0.65% to 1.70%	8.62% to 9.76%	0.99%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2015	1,013,790	$16.12 to $16.16	$15,898,729	0.65% to 1.80%	-2.17% to -1.05%	1.06%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2014	1,109,905	$16.29 to $16.52	$17,488,460	0.65% to 1.80%	14.13% to 15.43%	1.52%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2018	1,128,107	$21.30 to $24.37	$23,159,777	0.65% to 1.70%	-2.98% to -1.97%	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2017	1,208,165	$21.73 to $25.12	$25,596,131	0.65% to 1.70%	28.19% to 29.52%	0.28%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2016	1,148,929	$16.78 to $19.59	$18,966,305	0.65% to 1.70%	-0.01% to 1.03%	0.39%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2015	1,180,719	$16.09 to $16.60	$19,093,143	0.65% to 1.80%	1.32% to 2.47%	0.11%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2014	1,081,223	$15.88 to $16.20	$17,154,275	0.65% to 1.80%	11.38% to 12.65%	0.12%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2018	12,237,112	$11.49 to $12.40	$144,987,629	0.65% to 1.80%	-6.04% to -4.96%	0.64%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2017	12,899,308	$12.23 to $13.04	$161,855,033	0.65% to 1.80%	11.12% to 12.38%	0.31%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2016	12,686,875	$11.01 to $11.61	$142,555,732	0.65% to 1.80%	2.49% to 3.66%	0.25%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2015	15,304,897	$10.74 to $11.20	$167,045,958	0.65% to 1.80%	-7.48% to -6.43%	0.09%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2014	12,941,890	$11.61 to $11.96	$152,018,061	0.65% to 1.80%	2.11% to 3.27%	0.04%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2018	6,461,390	$8.34 to $13.64	$173,520,953	0.65% to 1.80%	-20.01% to -19.09%	1.82%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2017	6,771,096	$10.42 to $16.86	$229,016,575	0.65% to 1.80%	25.57% to 27.00%	1.52%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2016	13,583,849	$8.30 to $13.27	$349,477,689	0.65% to 1.80%	18.64% to 20.00%	1.02%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2015	15,638,722	$7.00 to $11.06	$336,771,402	0.65% to 1.80%	-21.47% to -20.57%	1.15%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2014	14,424,318	$8.91 to $13.92	$397,545,836	0.65% to 1.80%	-6.32% to -5.25%	1.64%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2018	1,105,688	$13.92 to $18.26	$32,796,880	0.65% to 1.80%	-14.78% to -13.80%	0.02%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2017	1,239,384	$21.18 to $21.51	$43,118,167	0.65% to 1.70%	12.05% to 13.21%	0.35%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2016	1,436,732	$18.71 to $19.20	$44,528,756	0.65% to 1.70%	13.85% to 15.04%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2015	1,485,074	$12.83 to $16.26	$40,137,010	0.65% to 1.80%	-4.11% to -3.01%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2014	1,501,527	$13.38 to $16.77	$41,795,095	0.65% to 1.80%	9.06% to 10.31%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2018	319,664	$16.73 to $20.56	$6,233,211	0.90% to 1.80%	-5.04% to -4.18%	0.79%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2017	306,783	$17.61 to $21.46	$6,285,437	0.90% to 1.80%	16.02% to 17.05%	1.62%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2016	309,971	$15.18 to $17.70	$5,450,456	0.90% to 1.80%	7.49% to 8.45%	0.10%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2015	405,875	$14.12 to $16.32	$6,625,550	0.90% to 1.80%	-7.11% to -6.28%	0.44%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2014	348,761	$15.21 to $17.41	$6,061,277	0.90% to 1.80%	12.68% to 13.69%	0.69%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2018	7,576,473	$11.01 to $11.73	$107,307,036	0.65% to 1.80%	-15.44% to -14.47%	1.50%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2017	8,388,376	$13.02 to $13.71	$139,856,439	0.65% to 1.80%	20.18% to 21.55%	1.45%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2016	42,375,023	$10.83 to $11.28	$586,184,813	0.65% to 1.80%	-5.98% to -4.91%	1.34%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2015	41,863,370	$11.52 to $11.86	$612,809,156	0.65% to 1.80%	-0.05% to 1.09%	1.58%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2014	43,149,774	$11.52 to $11.74	$628,558,200	0.65% to 1.80%	-5.90% to -4.82%	1.57%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2018	25,001,447	$13.34 to $14.39	$343,381,497	0.65% to 1.80%	-8.23% to -7.17%	1.34%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2017	22,984,125	$14.54 to $15.50	$342,278,964	0.65% to 1.80%	18.40% to 19.75%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2016	20,627,395	$12.28 to $12.95	$258,365,619	0.65% to 1.80%	1.48% to 2.63%	0.29%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2015	15,198,498	$12.10 to $12.62	$186,718,089	0.65% to 1.80%	-2.21% to -1.09%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2014	11,952,888	$12.37 to $12.75	$149,554,206	0.65% to 1.80%	0.88% to 2.04%	0.68%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2018	3,312,308	$20.39 to $20.87	$84,863,882	0.65% to 1.70%	-7.31% to -6.34%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2017	4,230,296	$17.09 to $22.28	$116,542,831	0.65% to 1.80%	27.46% to 28.91%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2016	5,030,547	$13.41 to $17.28	$108,584,174	0.65% to 1.80%	-0.56% to 0.58%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2015	5,720,744	$13.48 to $17.18	$123,526,168	0.65% to 1.80%	3.99% to 5.18%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2014	6,539,291	$12.96 to $16.34	$135,225,380	0.65% to 1.80%	4.82% to 6.01%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2018	2,670,686	$21.18 to $27.04	$49,446,252	0.65% to 1.80%	-2.94% to -1.82%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2017	2,520,332	$21.82 to $27.54	$48,156,892	0.65% to 1.80%	33.73% to 35.25%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2016	2,179,833	$16.32 to $20.36	$31,395,964	0.65% to 1.80%	-3.04% to -1.93%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2015	2,447,299	$16.83 to $20.76	$35,966,039	0.65% to 1.80%	9.07% to 10.31%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2014	1,757,649	$15.43 to $18.82	$23,676,591	0.65% to 1.80%	7.64% to 8.87%	0.00%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2018	2,535,463	$16.83 to $19.89	$62,914,993	0.65% to 1.80%	-13.50% to -12.50%	0.38%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2017	2,900,964	$19.46 to $22.73	$82,805,582	0.65% to 1.80%	13.20% to 14.48%	0.32%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2016	2,604,101	$17.19 to $19.85	$65,335,514	0.65% to 1.80%	18.09% to 19.44%	0.52%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2015	1,805,490	$14.56 to $16.62	$38,365,235	0.65% to 1.80%	-6.96% to -5.89%	0.14%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2014	1,515,092	$15.64 to $17.66	$34,457,010	0.65% to 1.80%	7.66% to 8.89%	0.14%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2018	5,191,061	$17.15 to $21.54	$195,857,405	0.65% to 1.80%	-13.40% to -12.41%	0.98%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2017	6,124,959	$19.81 to $24.60	$266,730,746	0.65% to 1.80%	11.76% to 13.03%	0.81%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2016	6,567,762	$17.73 to $21.76	$256,240,385	0.65% to 1.80%	12.67% to 13.95%	0.86%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2015	6,430,115	$15.73 to $19.10	$223,406,213	0.65% to 1.80%	-4.38% to -3.28%	1.01%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2014	6,658,809	$16.45 to $19.74	$242,950,261	0.65% to 1.80%	13.07% to 14.36%	0.78%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2018	774,317	$11.70 to $22.98	$15,916,123	0.90% to 1.80%	-7.52% to -6.69%	0.79%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2017	220,199	$12.67 to $24.63	$4,760,014	0.90% to 1.70%	16.62% to 17.54%	1.26%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2016	64,836	$10.86 to $20.95	$1,173,466	0.90% to 1.70%	8.63%(a) to 10.08%	0.88%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2015	5,867	$17.54	$102,916	1.40%	0.03%	1.21%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2014	6,726	$17.54	$117,944	1.40%	7.78%	1.10%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2018	632,831	$14.09 to $14.52	$19,691,939	0.65% to 1.80%	-2.87% to -1.75%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2017	221,913	$14.51 to $14.78	$7,354,394	0.65% to 1.80%	31.42% to 32.92%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2016	41,134	$11.04 to $28.99	$963,472	0.90% to 1.80%	5.27% to 10.38%(b)	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2015	1,662	$25.38	$42,169	1.40%	-2.89%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2014	1,662	$26.13	$43,431	1.40%	-3.43%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2018	20,818,923	$11.64 to $12.68	$250,987,338	0.65% to 1.80%	-9.00% to -7.95%	1.61%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2017	22,372,054	$12.79 to $13.77	$294,935,902	0.65% to 1.80%	12.31% to 13.59%	1.77%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2016	23,724,622	$11.39 to $12.13	$277,121,400	0.65% to 1.80%	1.54% to 2.70%	0.57%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2015	21,770,431	$11.22 to $11.81	$249,182,652	0.65% to 1.80%	-3.05% to -1.94%	0.66%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2014	22,847,379	$11.57 to $12.04	$268,521,998	0.65% to 1.80%	2.36% to 3.53%	0.38%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2018	8,765,244	$9.78 to $10.19	$87,076,763	0.65% to 1.80%	-6.53% to -5.46%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2017	9,145,508	$10.46 to $10.78	$96,765,187	0.65% to 1.80%	9.54% to 10.79%	0.35%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2016	8,054,414	$9.55 to $9.73	$77,472,722	0.65% to 1.80%	2.40% to 3.57%	0.30%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2015	5,425,154	$9.32 to $9.40	$50,734,750	0.65% to 1.80%	-6.75%(a) to -6.04%(b)	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2018	813,500	$14.89 to $24.83	$22,018,758	0.65% to 1.80%	-3.47% to -2.36%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2017	763,736	$22.21 to $25.42	$21,279,760	0.65% to 1.70%	24.23% to 25.52%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2016	811,565	$12.43 to $23.87	$18,106,047	0.90% to 1.80%	6.87% to 7.83%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2015	891,297	$11.63 to $18.74	$18,537,205	0.65% to 1.80%	-3.88% to -2.78%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2014	1,247,046	$12.10 to $19.27	$26,840,062	0.65% to 1.80%	-9.13% to -8.09%	0.00%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2014	1,108,343	$18.11 to $19.09	$20,111,980	0.65% to 1.70%	9.26% to 10.40%	0.28%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2018	2,525,166	$18.95 to $21.38	$47,090,562	0.65% to 1.80%	-0.84% to 0.30%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2017	3,006,436	$19.11 to $21.31	$55,841,811	0.65% to 1.80%	24.44% to 25.86%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2016	3,040,977	$15.36 to $16.93	$45,095,165	0.65% to 1.80%	2.77% to 3.94%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2015	2,730,898	$14.94 to $16.29	$39,265,650	0.65% to 1.80%	2.59% to 3.76%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2014	2,509,638	$14.57 to $15.70	$34,918,734	0.65% to 1.80%	6.64% to 7.86%	0.00%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2018	6,859,149	$13.84 to $16.40	$130,768,264	0.65% to 1.80%	-7.55% to -6.48%	2.06%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2017	6,490,673	$14.97 to $17.54	$134,099,022	0.65% to 1.80%	10.05% to 11.30%	2.40%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2016	3,653,143	$13.60 to $15.76	$69,963,057	0.65% to 1.80%	6.89% to 8.11%	2.73%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2015	3,351,221	$14.58 to $14.71	$59,720,114	0.65% to 1.70%	-2.24% to -1.22%	2.33%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2014	3,707,695	$14.76 to $15.04	$67,213,017	0.65% to 1.70%	6.43% to 7.54%	1.71%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2018	1,627,114	$12.54 to $13.09	$20,798,364	0.65% to 1.80%	-1.21% to -0.08%	0.34%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2017	1,944,428	$12.70 to $13.10	$25,033,966	0.65% to 1.80%	25.84% to 27.28%	0.43%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2016	1,850,444	$10.09 to $10.29	$18,833,045	0.65% to 1.80%	3.97% to 5.16%	0.39%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2015	1,805,444	$9.70 to $9.79	$17,585,800	0.65% to 1.80%	-2.96%(a) to -2.12%(b)	0.60%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2018	11,821,938	$9.81 to $14.20	$185,269,515	0.65% to 1.80%	-3.95% to -2.84%	2.46%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2017	14,210,237	$10.21 to $14.61	$232,018,425	0.65% to 1.80%	1.82% to 2.98%	2.13%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2016	29,963,166	$10.03 to $14.19	$476,840,176	0.65% to 1.80%	3.34% to 4.52%	2.24%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2015	32,240,007	$9.70 to $13.57	$494,400,701	0.65% to 1.80%	-4.43% to -3.33%	3.93%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2014	34,903,208	$10.15 to $14.04	$558,544,213	0.65% to 1.80%	1.27% to 2.43%	1.41%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2018	26,013,487	$10.59 to $16.27	$436,213,515	0.65% to 1.80%	-2.30% to -1.18%	2.53%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2017	29,784,272	$10.83 to $16.47	$511,210,315	0.65% to 1.80%	3.08% to 4.26%	2.00%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2016	45,717,954	$10.51 to $15.79	$758,376,663	0.65% to 1.80%	0.87% to 2.02%	2.09%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2015	53,253,486	$10.42 to $15.48	$868,677,370	0.65% to 1.80%	-1.31% to -0.18%	4.31%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2014	84,642,096	$10.56 to $15.51	$1,391,996,208	0.65% to 1.80%	2.44% to 3.61%	2.16%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2018	3,860,087	$9.29 to $14.74	$63,676,309	0.65% to 1.80%	-5.90% to -4.82%	6.29%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2017	4,330,234	$9.88 to $15.48	$75,937,597	0.65% to 1.80%	6.71% to 7.93%	1.97%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2016	4,575,404	$9.26 to $14.35	$75,175,742	0.65% to 1.80%	2.20% to 3.37%	1.51%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2015	4,912,477	$9.06 to $13.88	$78,502,125	0.65% to 1.80%	-5.72% to -4.64%	1.85%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2014	6,589,737	$9.61 to $14.55	$111,372,238	0.65% to 1.80%	0.46% to 1.61%	2.46%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2018	3,577,629	$4.17 to $5.26	$17,794,117	0.65% to 1.80%	-15.66% to -14.69%	2.08%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2017	4,036,737	$4.95 to $6.16	$23,670,281	0.65% to 1.80%	0.35% to 1.49%	11.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2016	4,299,332	$4.93 to $6.07	$24,987,818	0.65% to 1.80%	13.12% to 14.41%	1.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2015	4,655,218	$4.36 to $5.31	$23,754,534	0.65% to 1.80%	-27.02% to -26.19%	4.50%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2014	4,580,327	$5.97 to $7.19	$31,885,414	0.65% to 1.80%	-19.87% to -18.95%	0.35%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2018	61,652,401	$11.47 to $12.37	$728,183,074	0.65% to 1.80%	-10.56% to -9.53%	1.91%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2017	61,650,517	$12.82 to $13.68	$810,369,654	0.65% to 1.80%	14.81% to 16.12%	3.03%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2016	54,536,935	$11.17 to $11.78	$621,308,428	0.65% to 1.80%	5.90% to 7.11%	1.80%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2015	45,716,612	$10.55 to $11.00	$489,650,952	0.65% to 1.80%	-7.24% to -6.18%	2.92%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2014	33,131,844	$11.37 to $11.72	$381,134,934	0.65% to 1.80%	4.00% to 5.18%	4.33%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2018	7,939,590	$9.89 to $10.49	$80,673,374	0.65% to 1.80%	-0.27% to 0.87%	2.21%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2017	4,938,829	$9.92 to $10.40	$50,106,590	0.65% to 1.80%	0.60% to 1.74%	1.70%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2016	4,991,679	$9.86 to $10.22	$50,077,905	0.65% to 1.80%	0.56% to 1.71%	1.59%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2015	4,217,739	$9.81 to $10.05	$41,829,167	0.65% to 1.80%	-0.67% to 0.46%	0.98%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2014	3,147,704	$9.87 to $10.01	$31,260,489	0.65% to 1.80%	-1.07% to 0.06%	0.72%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2018	3,672,536	$9.61 to $10.02	$35,943,178	0.65% to 1.80%	-1.45% to -0.32%	1.98%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2017	2,438,860	$9.75 to $10.05	$24,106,830	0.65% to 1.80%	-0.41% to 0.72%	1.36%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2016	13,049,140	$9.79 to $9.98	$128,834,919	0.65% to 1.80%	-0.39% to 0.75%	1.50%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2015	10,164,207	$9.83 to $9.90	$100,223,081	0.65% to 1.80%	-1.73%(a) to -0.98%(b)	7.95%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2018	9,284	$16.17 to $17.48	$157,533	0.90% to 1.40%	-6.06% to -5.59%	1.92%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2017	9,723	$17.21 to $18.51	$175,335	0.90% to 1.40%	19.79% to 20.38%	1.47%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2016	9,829	$14.37 to $15.38	$147,691	0.90% to 1.40%	10.04% to 10.58%	1.27%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2015	9,981	$13.06 to $13.91	$136,038	0.90% to 1.40%	-0.42% to 0.08%	0.18%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2014	11,379	$13.11 to $13.90	$155,332	0.90% to 1.40%	9.52%(a) to 9.88%(b)	2.08%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2018	902,801	$15.67 to $26.47	$22,031,105	0.90% to 1.80%	-8.75% to -7.94%	1.00%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2017	1,117,055	$17.17 to $21.26	$29,700,082	0.65% to 1.80%	24.77% to 26.19%	1.09%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2016	1,330,624	$13.76 to $16.85	$28,334,859	0.65% to 1.80%	5.73% to 6.94%	1.40%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2015	1,488,232	$13.01 to $15.76	$29,851,287	0.65% to 1.80%	-4.43% to -3.34%	1.43%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2014	1,856,203	$13.62 to $16.30	$38,851,904	0.65% to 1.80%	5.92% to 7.13%	1.59%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2018	4,096,206	$16.21 to $17.66	$126,701,034	0.65% to 1.70%	-9.88% to -8.94%	0.70%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2017	4,915,936	$14.48 to $19.40	$168,869,577	0.65% to 1.80%	3.52% to 4.70%	0.93%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2016	5,426,132	$13.99 to $18.53	$178,922,660	0.65% to 1.80%	18.82% to 20.18%	1.29%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2015	9,200,641	$11.77 to $15.42	$248,285,589	0.65% to 1.80%	-13.36% to -12.37%	0.56%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2014	13,392,912	$13.59 to $17.59	$414,123,783	0.65% to 1.80%	1.41% to 2.57%	0.11%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2018	2,207,493	$12.60 to $13.27	$51,943,710	0.65% to 1.70%	-10.57% to -9.64%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2017	2,626,373	$14.09 to $14.68	$69,451,723	0.65% to 1.70%	3.43% to 4.51%	0.65%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2016	2,954,562	$13.62 to $14.05	$75,618,830	0.65% to 1.70%	17.71% to 18.94%	0.64%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2015	4,021,275	$8.67 to $11.81	$86,233,194	0.65% to 1.80%	-14.01% to -13.02%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2014	4,425,876	$10.08 to $13.58	$110,598,444	0.65% to 1.80%	-5.28% to -4.20%	0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2018	859	$23.61 to $26.16	$22,465	0.90% to 1.40%	-13.38% to -12.95%	1.69%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2017	924	$27.26 to $30.05	$27,755	0.90% to 1.40%	16.23% to 16.80%	2.02%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2016	1,239	$23.45 to $25.72	$31,873	0.90% to 1.40%	15.68% to 16.25%	1.49%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2015	1,781	$20.28 to $22.13	$39,400	0.90% to 1.40%	-7.28% to -6.82%	1.90%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Comstock Series I Subaccount	2014	2,046	$21.87 to $23.75	$48,594	0.90% to 1.40%	7.88% to 8.41%	1.35%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2018	5,523,384	$10.56 to $11.24	$59,037,967	0.65% to 1.80%	-16.71% to -15.76%	1.82%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2017	6,138,952	$12.67 to $13.34	$77,942,709	0.65% to 1.80%	20.56% to 21.94%	1.27%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2016	5,821,432	$10.51 to $10.94	$60,897,660	0.65% to 1.80%	-2.45% to -1.34%	1.17%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2015	5,626,127	$10.78 to $11.09	$59,818,558	0.65% to 1.80%	-4.34% to -3.24%	1.47%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2014	3,006,739	$11.46 to $14.48	$33,378,928	0.65% to 1.70%	-1.58% to -0.56%	1.46%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	36,566,539	$11.36 to $12.30	$428,858,960	0.65% to 1.80%	-8.37% to -7.32%	1.28%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	39,941,205	$12.39 to $13.27	$508,833,378	0.65% to 1.80%	7.90% to 9.12%	3.87%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	39,632,067	$11.49 to $12.16	$465,725,710	0.65% to 1.80%	9.54% to 10.79%	0.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2015	35,989,627	$10.49 to $10.97	$384,089,230	0.65% to 1.80%	-6.09% to -5.02%	3.93%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2014	36,089,969	$11.17 to $11.55	$408,327,163	0.65% to 1.80%	3.84% to 5.03%	0.00%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2018	2,640,201	$17.67 to $19.41	$41,512,203	0.65% to 1.70%	-16.90% to -16.03%	0.23%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2017	2,916,305	$17.36 to $21.04	$54,951,260	0.65% to 1.80%	14.30% to 15.60%	0.49%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2016	3,231,491	$15.19 to $18.20	$52,938,917	0.65% to 1.80%	13.93% to 15.23%	0.24%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2015	3,633,992	$13.33 to $15.79	$51,975,184	0.65% to 1.80%	-10.14% to -9.11%	0.37%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2014	3,781,409	$17.38 to $19.90	$59,853,268	0.65% to 1.70%	11.66% to 12.82%	0.69%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2018	4,538,523	$17.21 to $18.06	$80,006,808	0.90% to 1.50%	-5.73% to -5.16%	4.81%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2017	5,181,433	$18.25 to $19.04	$96,658,695	0.90% to 1.50%	8.06% to 8.70%	4.18%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2016	5,841,926	$16.89 to $17.52	$100,631,953	0.90% to 1.50%	12.34% to 13.01%	4.99%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2015	6,689,370	$15.04 to $15.50	$102,408,387	0.90% to 1.50%	-8.43% to -7.88%	4.67%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2014	7,618,970	$15.02 to $16.42	$127,059,551	0.65% to 1.50%	3.07% to 3.94%	4.91%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2018	630,367	$21.83 to $22.19	$14,271,581	0.65% to 1.50%	1.60% to 2.47%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2017	712,571	$21.84 to $23.54	$15,837,312	0.90% to 1.50%	25.07% to 25.81%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2016	815,822	$17.46 to $18.71	$14,464,130	0.90% to 1.50%	-4.32% to -3.75%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2015	998,260	$18.25 to $19.44	$18,529,429	0.90% to 1.50%	2.82% to 3.43%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2014	1,087,105	$17.75 to $18.80	$19,582,646	0.90% to 1.50%	4.54% to 5.16%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2018	3,526,527	$11.41 to $13.05	$47,050,672	0.65% to 1.50%	-16.70% to -15.99%	2.63%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2017	3,777,707	$13.59 to $15.67	$60,371,621	0.65% to 1.50%	14.97% to 15.94%	1.96%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2016	11,133,928	$11.72 to $13.63	$154,658,645	0.65% to 1.50%	5.59% to 6.48%	1.96%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2015	11,965,281	$11.00 to $12.91	$157,043,175	0.65% to 1.50%	-7.88% to -7.10%	3.19%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2014	12,382,534	$11.85 to $14.01	$175,984,459	0.65% to 1.50%	-12.45% to -11.71%	1.86%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2018	16,728,105	$9.91 to $10.33	$168,453,274	0.65% to 1.80%	-8.51% to -7.45%	0.49%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2017	16,887,391	$10.83 to $11.16	$185,043,607	0.65% to 1.80%	13.65% to 14.95%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2016	12,769,563	$9.53 to $9.71	$122,565,284	0.65% to 1.80%	2.74% to 3.92%	0.41%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2015	5,888,660	$9.28 to $9.35	$54,778,659	0.65% to 1.80%	-7.25%(a) to -6.54%(b)	1.66%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2018	6,864,394	$12.45 to $15.03	$97,508,036	0.65% to 1.80%	-6.12% to -5.04%	4.60%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2017	8,616,924	$13.26 to $15.82	$129,445,706	0.65% to 1.80%	7.62% to 8.84%	3.95%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2016	8,840,762	$12.33 to $14.54	$122,669,583	0.65% to 1.80%	11.86% to 13.13%	4.75%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2015	9,608,212	$11.02 to $12.85	$118,480,623	0.65% to 1.80%	-8.79% to -7.75%	4.46%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2014	11,018,841	$12.08 to $13.93	$147,946,432	0.65% to 1.80%	2.67% to 3.85%	4.70%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2018	1,261,609	$16.73 to $19.30	$23,326,530	0.65% to 1.80%	1.26% to 2.43%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2017	1,321,771	$16.52 to $18.84	$23,925,806	0.65% to 1.80%	24.55% to 25.97%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2016	1,465,197	$13.27 to $14.96	$21,106,474	0.65% to 1.80%	-4.70% to -3.61%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2015	1,804,086	$13.92 to $15.52	$27,008,143	0.65% to 1.80%	2.47% to 3.64%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2014	1,631,592	$13.58 to $14.97	$23,756,365	0.65% to 1.80%	4.10% to 5.29%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2018	9,174,444	$9.23 to $9.80	$86,030,485	0.65% to 1.80%	-17.04% to -16.09%	2.35%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2017	9,959,048	$11.12 to $11.67	$111,560,042	0.65% to 1.80%	14.56% to 15.87%	1.03%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2016	44,350,488	$9.71 to $10.08	$435,604,003	0.65% to 1.80%	5.20% to 6.40%	1.84%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2015	45,425,008	$9.23 to $9.47	$421,590,970	0.65% to 1.80%	-8.30% to -7.25%	3.06%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2014	44,353,149	$10.06 to $10.21	$446,238,018	0.65% to 1.80%	-12.79% to -11.79%	1.78%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2018	2,517,483	$12.57 to $13.73	$33,477,834	0.65% to 1.80%	-11.19% to -10.17%	2.87%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2017	2,980,985	$14.15 to $15.29	$44,177,625	0.65% to 1.80%	9.81% to 11.06%	2.54%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2016	3,130,944	$12.89 to $13.77	$41,864,043	0.65% to 1.80%	10.93% to 12.19%	3.65%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2015	3,321,166	$11.62 to $12.27	$39,641,651	0.65% to 1.80%	-7.90% to -6.85%	2.85%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2014	3,609,116	$12.62 to $13.17	$46,203,856	0.65% to 1.80%	0.93% to 2.09%	2.64%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2018	3,232,354	$19.05 to $20.21	$62,127,502	0.65% to 1.80%	1.73% to 2.90%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2017	3,074,530	$18.73 to $19.64	$57,765,553	0.65% to 1.80%	25.72% to 27.15%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2016	3,164,397	$14.90 to $15.45	$47,052,287	0.65% to 1.80%	1.59% to 2.75%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2015	3,818,452	$14.66 to $15.04	$55,180,851	0.65% to 1.80%	4.28% to 5.47%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2014	2,656,471	$14.06 to $14.26	$36,612,345	0.65% to 1.80%	7.50% to 8.73%	0.00%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2018	29,916,358	$13.54 to $14.66	$417,915,776	0.65% to 1.80%	-10.12% to -9.09%	2.88%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2017	31,065,195	$15.06 to $16.12	$480,250,290	0.65% to 1.80%	16.03% to 17.35%	3.87%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2016	32,798,678	$12.98 to $13.74	$434,931,531	0.65% to 1.80%	5.79% to 6.99%	5.06%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2015	39,119,397	$12.27 to $12.84	$488,233,865	0.65% to 1.80%	-9.19% to -8.15%	4.17%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2014	35,080,848	$13.51 to $13.98	$480,249,595	0.65% to 1.80%	2.07% to 3.24%	2.79%
Federated Insurance Series:	Managed Volatility Fund II Service Shares Subaccount (note 4)	2018	4,407,368	$9.04 to $9.08	$39,898,142	0.65% to 1.80%	-9.62%(a) to -9.23%(b)	0.00%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2017	5,522,132	$9.23 to $9.68	$51,853,725	0.65% to 1.80%	8.72% to 9.96%	1.41%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2016	6,766,146	$8.49 to $8.80	$58,179,671	0.65% to 1.80%	-5.99% to -4.91%	1.46%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2015	6,971,868	$9.03 to $9.26	$63,498,730	0.65% to 1.80%	-8.27% to -7.22%	1.48%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2014	5,929,427	$9.85 to $9.98	$58,649,430	0.65% to 1.80%	-3.08% to -1.97%	0.90%
Federated Insurance Series:	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2017	2,396,070	$9.37 to $9.59	$22,710,846	0.90% to 1.80%	8.99% to 9.96%	1.60%
Federated Insurance Series:	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2016	2,327,966	$8.59 to $8.72	$20,148,924	0.90% to 1.80%	-5.71% to -4.87%	1.42%
Federated Insurance Series:	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2015	1,171,084	$9.11 to $9.17	$10,701,566	0.90% to 1.80%	-8.87%(a) to -8.33%(b)	0.00%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2018	10,485,090	$10.77 to $15.21	$149,022,711	0.65% to 1.80%	-7.12% to -6.05%	1.72%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2017	13,095,137	$11.59 to $16.19	$199,461,749	0.65% to 1.80%	16.19% to 17.51%	1.52%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2016	16,162,783	$9.98 to $13.78	$210,832,844	0.65% to 1.80%	-4.29% to -3.20%	0.59%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2015	22,664,990	$10.42 to $14.23	$307,075,294	0.65% to 1.80%	-9.97% to -8.94%	0.37%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2014	29,714,268	$11.58 to $15.63	$444,751,010	0.65% to 1.80%	-6.94% to -5.88%	0.49%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2018	5,014,799	$6.57 to $6.92	$31,143,256	0.65% to 1.70%	-24.52% to -23.73%	0.30%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2017	6,026,437	$6.26 to $8.62	$49,327,220	0.65% to 1.80%	1.15% to 2.31%	0.13%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2016	6,441,680	$6.19 to $8.42	$51,845,201	0.65% to 1.80%	21.62% to 23.01%	0.69%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2015	6,380,620	$5.09 to $6.85	$41,970,257	0.65% to 1.80%	-23.77% to -22.90%	0.10%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2014	6,439,295	$6.68 to $8.88	$55,154,702	0.65% to 1.80%	-14.58% to -13.60%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2018	2,997,438	$19.21 to $29.96	$84,066,525	0.65% to 1.80%	-6.92% to -5.85%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2017	3,475,416	$20.64 to $31.82	$104,173,944	0.65% to 1.80%	29.79% to 31.27%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2016	3,541,073	$15.90 to $24.24	$81,392,310	0.65% to 1.80%	-0.25% to 0.89%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2015	4,188,440	$15.94 to $24.03	$95,928,049	0.65% to 1.80%	-4.60% to -3.51%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2014	4,209,324	$16.71 to $24.90	$100,544,506	0.65% to 1.80%	1.09% to 2.25%	0.00%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2018	32,672,683	$10.94 to $11.92	$370,918,496	0.65% to 1.80%	-7.71% to -6.65%	1.62%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2017	37,484,039	$11.86 to $12.77	$458,541,460	0.65% to 1.80%	8.63% to 9.87%	1.50%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2016	40,895,505	$10.92 to $11.62	$458,150,270	0.65% to 1.80%	4.35% to 5.54%	1.29%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2015	44,693,798	$10.46 to $11.01	$477,261,920	0.65% to 1.80%	-6.19% to -5.11%	1.25%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2014	47,867,095	$11.15 to $11.61	$542,450,717	0.65% to 1.80%	1.24% to 2.39%	0.97%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	51,865,310	$11.28 to $12.29	$605,964,560	0.65% to 1.80%	-8.87% to -7.82%	1.59%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	57,988,180	$12.38 to $13.33	$739,820,419	0.65% to 1.80%	11.84% to 13.11%	1.58%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	64,372,005	$11.07 to $11.78	$730,788,110	0.65% to 1.80%	4.43% to 5.63%	1.48%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	72,139,874	$10.60 to $11.16	$780,337,703	0.65% to 1.80%	-8.02% to -6.96%	1.34%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2014	76,243,737	$11.52 to $11.99	$892,532,662	0.65% to 1.80%	0.99% to 2.15%	1.05%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2018	46,135,218	$11.04 to $12.03	$526,823,239	0.65% to 1.80%	-10.35% to -9.32%	1.49%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2017	50,223,992	$12.31 to $13.26	$636,961,491	0.65% to 1.80%	15.58% to 16.90%	1.56%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2016	56,567,751	$10.65 to $11.35	$617,803,913	0.65% to 1.80%	3.70% to 4.89%	1.63%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2015	64,084,941	$10.27 to $10.82	$671,599,440	0.65% to 1.80%	-10.75% to -9.73%	1.40%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2014	73,248,450	$11.51 to $11.98	$856,379,558	0.65% to 1.80%	-0.48% to 0.66%	0.89%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2018	5,221,988	$9.56 to $9.97	$50,752,330	0.65% to 1.80%	-7.82% to -6.76%	1.64%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2017	4,959,789	$10.37 to $10.69	$52,058,201	0.65% to 1.80%	8.63% to 9.87%	1.54%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2016	4,160,177	$9.55 to $9.73	$40,010,640	0.65% to 1.80%	4.15% to 5.34%	1.54%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2015	2,064,671	$9.17 to $9.24	$18,978,075	0.65% to 1.80%	-8.34%(a) to -7.64%(b)	2.49%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	9,648,841	$9.48 to $9.88	$92,933,244	0.65% to 1.80%	-9.02% to -7.98%	1.61%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	8,946,748	$10.42 to $10.74	$94,302,704	0.65% to 1.80%	11.83% to 13.10%	1.62%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	7,424,602	$9.32 to $9.50	$69,677,428	0.65% to 1.80%	4.27% to 5.46%	1.73%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	3,796,542	$8.94 to $9.00	$34,016,351	0.65% to 1.80%	-10.64%(a) to -9.95%(b)	2.53%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2018	5,492,930	$9.34 to $9.74	$52,177,810	0.65% to 1.80%	-10.46% to -9.43%	1.54%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2017	4,535,310	$10.43 to $10.75	$47,876,327	0.65% to 1.80%	15.38% to 16.70%	1.62%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2016	3,420,042	$9.04 to $9.22	$31,153,475	0.65% to 1.80%	3.64% to 4.83%	1.76%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2015	1,972,175	$8.72 to $8.79	$17,254,823	0.65% to 1.80%	-12.75%(a) to -12.09%(b)	2.86%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio

April 1, 2019

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation – Moderate Subaccount

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. Comstock Series I Subaccount

Invesco V.I. International Growth Series II Subaccount

CALVERT VARIABLE PRODUCTS, INC.

VP S&P 500 Index Subaccount

DREYFUS VARIABLE INVESTMENT FUND – SERVICE SHARES

Appreciation Subaccount

FEDERATED INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

Managed Volatility Fund II Primary Shares Subaccount (1)

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – INITIAL CLASS

VIP Growth Subaccount

VIP Equity-Income Subaccount

VIP High Income Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 4

Franklin Flex Cap Growth VIP Subaccount

Franklin Founding Funds Allocation VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST – INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST – SERVICE SHARES

Global Trends Allocation Subaccount

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST – CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES – INSTITUTIONAL SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

JANUS ASPEN SERIES – SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

Janus Henderson U.S. Low Volatility Subaccount

LAZARD RETIREMENT SERIES, INC. – SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

U.S. Equity Select Subaccount (1)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST – CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST – CLASS II

Western Asset Core Plus VIT Subaccount

3

MFS® VARIABLE INSURANCE TRUST – SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II – SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. – CLASS I

VIF Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC – CLASS II

VIF Core Plus Fixed Income Subaccount

VIF Growth Subaccount

VIF U.S. Real Estate Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST – S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

ON Janus Henderson Forty Subaccount (1)

ON ICON Balanced Subaccount (1)

ON Bond Subaccount (1)

ON Bristol Growth Subaccount (1)

ON Bristol Subaccount (1)

ON Bryton Growth Subaccount (1)

ON Capital Appreciation Subaccount (1)

ON ClearBridge Small Cap Subaccount (1)

ON Equity Subaccount (1)

ON Federated High Income Bond Subaccount (1)

ON Janus Henderson Enterprise Subaccount (1)

ON Nasdaq-100® Index Subaccount (1)

ON Omni Subaccount (1)

ON Foreign Subaccount

ON International Equity Subaccount

ON Risk Managed Balanced Subaccount (1)

ON S&P 500® Index Subaccount (1)

ON S&P MidCap 400® Index Subaccount (1)

ON Janus Henderson Venture Subaccount (1)

4

ON Federated Strategic Value Dividend Subaccount (1)

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount (1)

Global Diversified Allocation Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND – INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND INC. – CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

WELLS FARGO VARIABLE TRUST

Discovery Subaccount

Opportunity Subaccount

Statement of assets and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from March 1, 2017 (commencement of operations) to December 31, 2017.

OHIO NATIONAL FUND, INC.

ON Balanced Model Subaccount

ON Conservative Model Subaccount

ON Growth Model Subaccount

ON Moderate Growth Model Subaccount

ON Moderately Conservative Model Subaccount

Statement of assets and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (commencement of operations) to December 31, 2018.

FEDERATED INSURANCE SERIES

Managed Volatility Fund II Service Shares Subaccount

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II Service Shares Subaccount

Managed Tail Risk Fund II Primary Shares Subaccount

(1)	See the footnote to the statements of assets and contract owners’ equity for the former name of the subaccount.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2018, 2017 and 2016

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

Report on the Financial Statements

We have audited the accompanying consolidated financial statements of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Mutual Holdings, Inc.) and subsidiaries (collectively, the “Company”), which comprise the consolidated balance sheets as of December 31, 2018 and 2017, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the financial statements).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in accordance with U.S. generally accepted accounting principles.

Columbus, OH

March 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2018 and 2017

(Dollars in thousands, except share amounts)

Assets	2018	2017
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$10,434,702	8,555,786
Fixed maturity securities on loan	303,757	9,419
Equity securities	—	33,639
Trading securities, at fair value:
Fixed maturity securities	850	1,285
Equity securities	—	5
Fixed maturity held-to-maturity securities, at amortized cost	—	1,326,688
Equity securities, at fair value	23,637	—
Equity securities on loan, at fair value	274	—
Mortgage loans on real estate, net	1,257,785	1,208,696
Real estate, net	26,407	24,851
Policy loans	761,014	658,211
Other long-term investments	152,586	112,144
Short-term investments securities lending collateral	313,492	9,681
Short-term investments	117,859	58,069

Total investments	13,392,363	11,998,474
Cash and cash equivalents	148,589	293,383
Accrued investment income	99,989	93,898
Deferred policy acquisition costs	1,719,893	1,576,403
Reinsurance recoverable	3,131,135	2,449,769
Derivative funds withheld due from affiliate	2,707	11,944
Other assets	222,418	262,835
Federal income tax recoverable	30,607	40,310
Assets held in separate accounts	19,489,189	23,611,918

Total assets	$38,236,890	40,338,934

Liabilities and Equity
Future policy benefits and claims	$14,062,251	12,739,820
Policyholders’ dividend accumulations	34,266	36,110
Other policyholder funds	159,798	128,466
Notes payable (net of unamortized discount and debt issuance costs of $3,478 in 2018 and $3,674 in 2017)	307,022	306,825
Deferred federal income taxes	267,567	317,896
Payable to affiliate for derivative funds withheld program	127,849	28,774
Reinsurance funds withheld due to affiliate, net	470,621	—
Other liabilities	395,827	396,076
Payables for securities lending collateral	313,492	9,681
Liabilities related to separate accounts	19,489,189	23,611,918

Total liabilities	35,627,882	37,575,566

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive (loss) income	(14,007)	176,473
Retained earnings	2,324,939	2,288,819

Total stockholder’s equity	2,609,008	2,763,368

Total liabilities and equity	$38,236,890	40,338,934

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Revenues:
Traditional life insurance premiums	$779,789	708,481	565,954
Annuity premiums and charges	335,153	320,036	288,255
Universal life policy charges	142,731	150,626	154,142
Accident and health insurance premiums	21,284	17,994	16,953
Investment management fees	51,450	28,626	16,209
Change in value of trading securities	—	(57)	(42)
Change in value of trading fixed maturity securities	(45)	—	—
Change in value of equity securities	(3,945)	—	—
Net investment income	516,931	480,375	464,058
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	2,312	(4,778)	(826)
Portion of impairment losses recognized in other comprehensive income (loss)	(4,539)	(11,349)	(7,167)

Net other-than-temporary impairment losses on securities recognized in earnings	(2,227)	(16,127)	(7,993)
Realized gains, excluding other-than-temporary impairment losses on securities	3,570	2,595	6,249

Total investment gains (losses)	1,343	(13,532)	(1,744)
Derivative instruments	(10,643)	(14,868)	(23,264)
Other income	105,366	102,054	98,376

	1,939,414	1,779,735	1,578,897

Benefits and expenses:
Benefits and claims	1,126,302	1,163,955	290,449
Provision for policyholders’ dividends on participating policies	108,640	97,540	85,725
Amortization of deferred policy acquisition costs	137,970	159,620	189,825
Commissions, net	180,124	167,313	136,221
Other operating costs and expenses	301,799	246,160	237,180

	1,854,835	1,834,588	939,400

Income (loss) before income taxes	84,579	(54,853)	639,497

Income taxes:
Current benefit	(7,985)	(30,393)	(7,354)
Deferred (benefit) expense	(199)	(270,182)	166,999

	(8,184)	(300,575)	159,645

Net income	$92,763	245,722	479,852

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Before tax	Tax (expense) benefit	After tax
2018

Net income	$			92,763
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		2,871	(603)	2,268
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(296,690)	59,452	(237,238)
Deferred acquisition costs		80,543	(16,914)	63,629
Future policy benefits and claims		9,297	(1,952)	7,345
Other policyholder funds		(17,990)	3,778	(14,212)
Less:
Net gains on securities available-for-sale realized during the period		14,555	(3,057)	11,498
Amortization of pension and other post-retirement benefits		(3,270)	687	(2,583)

Total other comprehensive loss		(233,254)	46,131	(187,123)

Total comprehensive loss				$(94,360)

2017
Net income	$			245,722
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(3,621)	(4,326)	(7,947)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		94,525	16,448	110,973
Deferred acquisition costs		(26,819)	(3,331)	(30,150)
Future policy benefits and claims		(2,833)	(341)	(3,174)
Other policyholder funds		8,863	(617)	8,246
Less:
Net gains on securities available-for-sale realized during the period		16,121	(3,385)	12,736
Amortization of pension and other post-retirement benefits		(3,176)	667	(2,509)

Total other comprehensive income including tax reform adjustment		57,170	10,551	67,721
Stranded tax effects of the tax reform rate change, net[1]		—	(34,165)	(34,165)

Total other comprehensive income		57,170	(23,614)	33,556

Total comprehensive income				$279,278

2016
Net income	$			479,852
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(10,599)	3,710	(6,889)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		49,667	(17,476)	32,191
Deferred acquisition costs		(5,038)	1,763	(3,275)
Future policy benefits and claims		(1,198)	419	(779)
Other policyholder funds		8,885	(3,110)	5,775
Less:
Net gains on securities available-for-sale realized during the period		5,574	(1,951)	3,623
Amortization of pension and other post-retirement benefits		(2,691)	942	(1,749)

Total other comprehensive income		38,834	(13,685)	25,149

Total comprehensive income				$505,001

1. As a result of the Tax Cuts and Jobs Act (tax reform) and in conjunction with the adoption of Accounting Standards Update (ASU) 2018-02, Income Statement – Reporting Comprehensive Income, Reclassifications of Certain Tax Effects from Accumulated Other Comprehensive Income, the Company applied new tax rates to the components of Other Comprehensive Income driven by the change in Accumulated Other Comprehensive Income and identified the stranded tax effects of the tax reform rate change in a single line in this table. See Note 4.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity
Balance, December 31, 2015	$10,000	288,076	83,603	1,742,410	2,124,089
Dividends to stockholder	—	—	—	(75,000)	(75,000)
Comprehensive income:
Net income	—	—	—	479,852	479,852
Other comprehensive income	—	—	25,149	—	25,149

Total comprehensive income					505,001

Balance, December 31, 2016	10,000	288,076	108,752	2,147,262	2,554,090
Tax reform adjustment	—	—	34,165	(34,165)	—
Dividends to stockholder	—	—	—	(70,000)	(70,000)
Comprehensive income:
Net income	—	—	—	245,722	245,722
Other comprehensive income	—	—	33,556	—	33,556

Total comprehensive income					279,278

Balance, December 31, 2017	10,000	288,076	176,473	2,288,819	2,763,368
Impact of adoption of ASU 2016-01*	—	—	(3,357)	3,357	—
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	92,763	92,763

Other comprehensive loss	—	—	(187,123)	—	(187,123)

Total comprehensive loss					(94,360)

Balance, December 31, 2018	$10,000	288,076	(14,007)	2,324,939	2,609,008

*See Note 3 for futher detail.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018	2017	2016
Cash flows from operating activities:
Net income	$	92,763	245,722	479,852
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities		391	172	934
Proceeds from sale of equity trading securities		5	—	—
Interest credited to policyholder account values		238,527	225,658	224,183
Universal life and investment-type product policy fees		(406,714)	(399,096)	(381,643)
Capitalization of deferred policy acquisition costs		(200,028)	(231,846)	(244,760)
Amortization of deferred policy acquisition costs		137,970	159,620	189,825
Amortization and depreciation		10,386	11,817	7,499
Net realized losses on investments and derivative instruments		9,300	28,400	25,008
Change in value of trading securities		—	57	42
Change in value of trading fixed maturity securities		45	—	—
Change in value of equity securities		3,945	—	—
Deferred federal income tax (benefit) expense		(199)	(270,182)	166,999
Increase in accrued investment income		(6,091)	(3,668)	(3,455)
Decrease (increase) in derivative funds withheld due from affiliate		9,237	(3,271)	364
(Increase) decrease in other assets and reinsurance recoverable		(695,506)	102,822	(741,721)
Increase in policyholder liabilities		684,048	532,138	687,910
Increase in policyholders’ dividend accumulations and other funds		25,689	13,542	5,812
Increase (decrease) in federal income tax recoverable		9,703	(21,737)	(9,081)
Increase (decrease) in payable to affiliate for derivative funds withheld program		99,075	(87,045)	(33,747)
Increase in reinsurance funds withheld due to affiliate, net		494,826	—	—
Increase in other liabilities		10,100	103,226	51,101
Other, net		(3,267)	(6,406)	372

Net cash provided by operating activities		514,205	399,923	425,494

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities		311,832	172,026	145,018
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities		1,006,631	790,736	606,275
Proceeds from sale of equity securities		6,740	15,055	7,888
Proceeds from maturity of fixed maturity held-to-maturity securities		—	47,749	35,800
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities		—	71,456	75,974
Proceeds from repayment of mortgage loans on real estate		195,319	205,000	195,250
Proceeds from sale of real estate		—	—	436
Cost of fixed maturity available-for-sale securities acquired		(2,499,152)	(1,515,212)	(1,486,153)
Cost of equity securities acquired		(78)	(3,028)	(6,428)
Cost of fixed maturity held-to-maturity securities acquired		—	(172,597)	(185,231)
Cost of mortgage loans on real estate acquired		(244,352)	(254,894)	(183,395)
Cost of real estate acquired		(3,116)	(11)	—
Cost of property, plant and equipment acquired		(652)	—	—
Derivative payments, net		(38,201)	(15,057)	(15,735)
Change in payables for securities lending collateral, net		303,811	(264,799)	84,323
Net increase in short-term investments		(59,789)	(3,983)	(15,216)
Change in policy loans, net		(102,803)	(84,336)	(73,678)
Change in payable for securities and mortgage loans on real estate		(17,787)	—	—
Company owned life insurance settlement proceeds		98	—	—
Change in other invested assets, net		(11,945)	(51,370)	(38,583)

Net cash used in investing activities		(1,153,444)	(1,063,265)	(853,455)

6	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows (Continued)

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Cash flows from financing activities:
Universal life and investment product account deposits	1,806,166	1,853,270	2,302,207
Universal life and investment product account withdrawals	(948,060)	(1,367,630)	(1,805,519)
Dividends paid to parent	(60,000)	(70,000)	(75,000)
Change in other financing activities	150	—	—

Net cash provided by financing activities	798,256	415,640	421,688

Net increase (decrease) in cash and cash equivalents	159,017	(247,702)	(6,273)

Cash and cash equivalents, beginning of period	303,064	550,766	557,039

Cash and cash equivalents, end of period	$462,081	303,064	550,766

Supplemental disclosures:
Federal income tax paid (received)	$17,396	9,491	(196)
Interest paid on notes payable	22,019	22,011	22,011
Reinsurance funds withheld embedded derivative liability change	(13,654)	—	—

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as “ONLIC” or the “Company.”

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Sunrise Captive Re, LLC (“SUNR”), a special purpose financial captive, approved as a captive reinsurer by the State of Ohio on January 9, 2019, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health (disability) insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offered a full range of life, disability, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. The Company announced on September 6, 2018 that it will exclusively focus on growing its life insurance and disability insurance product lines going forward. The decision follows a comprehensive strategic review of the Company’s businesses, taking into account the continuously changing regulatory landscape, the sustained low interest rate environment, and the increasing cost of doing business, as well as growth opportunities and the Company’s competitive strengths. Effective September 15, 2018, the Company is no longer accepting applications for annuities or new retirement plans, while continuing to service and support existing clients in both product lines.

In 2018, the Company offered certain variable annuity policyholders with the guaranteed minimum income benefit (“GMIB”) rider the opportunity to exchange that policy and associated rider for a fixed indexed annuity policy with an enhanced guaranteed lifetime withdrawal benefit (“GLWB”) rider. More than $500,000 in account value was exchanged under this program.

Additionally, in late 2018 and into 2019, the Company offered to buy-back certain variable annuity policies from policyholders with the GMIB rider. Through December 31, 2018, the Company paid more than $50,000 related to the buy-back, which is included in benefits and claims on the corresponding statements of income.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

NSLAC is licensed in 17 states and the District of Columbia and services an existing portfolio of variable annuity products. Effective March 16, 2018, NSLAC no longer actively markets or issues new individual variable annuity business, which currently represents the majority of NSLAC’s inforce contracts and policies.

ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies. SUNR was capitalized in 2018 with the intent of reinsuring certain annuity contracts beginning in early 2019.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and add on payments made to variable annuity contracts on behalf of ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

In accordance with adoption of ASU 2014-09 (see note 3s (ASU 2014-09)), revenue included under Topic 606 earned by the broker dealer operations, which is based on agreed upon commission rates, is recognized when the respective broker dealer entity’s performance obligation is satisfied. For fees paid up front, the performance obligation is the sale of the contract and as such, is fulfilled on the trade date. Certain variable commission revenue is considered constrained within Topic 606, as it is dependent on the account value at future points in time as well as the length of time and whether the policy remains in force, all of which are highly susceptible to factors outside the Company’s influence. The constraint is overcome when the account value and investor activities are known, usually monthly, at which point the revenue is recognized. The broker dealer operations had no remaining performance obligations to satisfy related to revenue from contracts with customers as of December 31, 2018.

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments and valuation of embedded derivatives. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims, other policyholder funds and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity. Effective January 1, 2018, the Company reclassified all equity securities available-for-sale to equity securities, at fair value as a result of the adoption of Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). See Note 7 for further information.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Fixed maturity and equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income. Effective January 1, 2018, the Company reclassified all equity securities classified as trading to equity securities, at fair value as a result of the adoption of ASU 2016-01. See Note 7 for further information.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. In 2018, the Company reclassified all fixed maturity held-to-maturity securities as available-for-sale. See Note 7 for further information.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 16 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company investment, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for real estate held for investment is 39 years and the estimated useful life for building improvements is 5 to 15 years. Real estate, net also includes land which is carried at cost.

The Company occupies less than 50% of buildings held for company investment.

The cost basis of the real estate and building improvements was $25,258 and $22,142 at December 31, 2018 and 2017, respectively. Accumulated depreciation was $4,103 and $2,542 at December 31, 2018 and 2017, respectively. Related depreciation expense was $991, $764 and $492 for the years ended December 31, 2018, 2017 and 2016, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $5,252 at December 31, 2018 and 2017.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

Other Long Term Investments

Venture capital partnerships are carried on the equity method basis.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging (“ASC 815”). The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the remaining derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchased a foreign currency swap that meets the criteria for hedge accounting as a cash flow hedge. The swap instrument is carried at estimated fair value in other long-term investments or other liabilities. Changes in the estimated fair value of the swap are recorded in other comprehensive income in the consolidated balance sheets.

The Company sold variable annuities and fixed indexed annuities, issues certain insurance products and investment contracts, and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

The Company also entered into a coinsurance with funds withheld reinsurance agreement with SYRE in early 2018 which resulted in an embedded derivative under ASC 815. The embedded derivative is carried at estimated fair value and reported in Reinsurance funds withheld due to affiliate, net in the consolidated

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

balance sheets. The change in estimated fair value is reported in Derivative instruments in the consolidated statements of income.

(e)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including securities lending collateral and reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.3%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.0% or in excess of 15.0% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception; and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company accounts for such agreements using deposit accounting. See Note 11 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $3,131,135 and $2,449,769 as of December 31, 2018 and 2017, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(h)	Equipment and Computer Software and Hardware

Equipment and tenant improvements, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 3 to 20 years for equipment. The cost basis of the equipment was $26,617 and $29,722 at December 31, 2018 and 2017, respectively. Accumulated depreciation of equipment was $19,185 and $18,545 at December 31, 2018 and 2017, respectively. Related depreciation expense was $1,755, $2,056 and $1,416 for the years ended December 31, 2018, 2017 and 2016, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 2 to 10 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $2,339 and $2,261 at December 31, 2018 and 2017, respectively. Accumulated amortization of computer software and hardware was $2,284 and $1,920 at December 31, 2018 and 2017, respectively. Related amortization expense was $364, $301 and $1,132 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $130 and $88 of capital projects in process recorded in other assets at December 31, 2018 and 2017, respectively.

(i)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Goodwill and intangible assets are assets acquired by the Company as a result of acquisitions in prior years of the NSLAC entity. The Company has $560 of goodwill recorded in other assets at December 31, 2018 and 2017, respectively.

Goodwill is not amortized, but is evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2018 annual impairment tests, the Company concluded that the estimated fair value of the goodwill was in excess of its carrying value and, therefore, not impaired.

The Company has $191 and $195 of intangible assets recorded in other assets on the balance sheets at December 31, 2018 and 2017, respectively, related to insurance licenses acquired with the purchase of NSLAC by the Company in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact NSLAC’s ability to do business in the New York or New Jersey markets. In 2018, the Company evaluated and concluded that its intangible assets had a useful life that was determinable and began amortizing the assets over that life. The Company amortized $4 for the year ended December 31, 2018.

(j)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(k)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies, guaranteed investment contracts and fixed indexed annuities.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Universal life insurance products include universal life, variable universal life, indexed universal life and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

The following table illustrates the revenue recognized from contracts with customers reported in investment management fees, net investment income and other income on the consolidated statements of income, and the timing of revenue recognition, for the year ending December 31, 2018:

December 31, 2018	Registered investment and variable contracts	General securities	Fee based and other	Total
Revenues from contracts with customers
Other income	$61,298	2,334	13,503	77,135
Net investment income	-	-	29	29
Investment management fees	-	-	51,450	51,450

Total revenue from contracts with customers	$61,298	2,334	64,982	128,614

Timing of revenue recognition
Satisfaction of performance obligation:
Transferred at a point in time	$61,298	2,334	64,982	128,614

Total revenue from contracts with customers	$61,298	2,334	64,982	128,614

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(m)	Other Income

The Company earns sales load fees on the sale of ONLAC variable universal life contracts by unrelated third party brokers through various subsidiaries. The Company also earned sales load fees on variable, fixed and fixed indexed annuity contracts. Sales load fees are recognized as revenue when earned. Additionally, the Company and its subsidiaries sold registered investment products and variable contracts sponsored by unaffiliated parties.

(n)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, fixed deferred annuities, fixed indexed annuities, group annuities, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

Liabilities for disability income policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued. Liabilities for disability income policies on claims are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates, depending on the year the claim was incurred.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The Company also issued nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

The Company refers to the total of the five types issued with variable annuity contracts and fixed indexed annuity contracts, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization, as well as the index crediting feature within the fixed indexed annuity contracts. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(o)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 13.1%, 12.3% and 11.3% of the Company’s ordinary life insurance in force as of December 31, 2018, 2017 and 2016, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable statutory surplus. The aggregate amount of policyholder dividends is related to

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(p)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. United States Department of the Treasury (“Treasury”) regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb capital losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act. See Note 4 for a description of the new tax law.

(q)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(s)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In February 2018, the Company early adopted ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This guidance gives financial statement preparers an option to reclassify stranded tax effects within AOCI to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The guidance also requires disclosure of (1) a description of the accounting policy for releasing income tax effects from AOCI, (2) whether the company elected to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act, and (3) information about the other income tax effects that are reclassified. The

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Company chose to early adopt this standard effective for the year ended December 31, 2017. As a result of adoption, ($34,165) was reclassified from AOCI to retained earnings.

In January 2018, the Company adopted ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This guidance requires that an employer report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. This guidance defines in substance nonfinancial assets, and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash. This guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance did not impact the Company’s consolidated financial statements, except for expanded disclosures.

In January 2018, the Company adopted ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

disclosed for financial instruments measured at amortized cost. The Company adopted the standard using a modified retrospective approach. The adoption of the standard resulted in a reclassification of approximately $4,249, pre-tax, $3,357, net of tax as of December 31, 2018, from accumulated other comprehensive income to retained earnings.

Financial assets identified in other assets		Carrying amount

Accounts receivable due from external parties	$	7,154	Carrying value approximates fair value

Annuity Rider Charges Receivable (1)		122,657	Carrying value approximates fair value

Goodwill (1)		751	See Note 3

Property and fixed assets (1)		7,618	See Note 3

Due and uncollected premium (1)		30,615	Carrying value approximates fair value

Other (2)		53,623	Carrying value approximates fair value

Total other assets	$	222,418

Financial assets identified in other long-
term investments		Carrying amount

Derivative instruments	$	106,904	Carrying value approximates fair value

Receivable for securities		786	Carrying value approximates fair value

Other invested assets		1,570	Carrying value approximates fair value

FHLB common stock (1)		43,326	Amortized cost

Total other long-term investments	$	152,586

Financial liabilities identified in other
liabilities		Carrying amount

Interest payable	$	1,304	Carrying value approximates fair value

Derivative liabilities		2,866	Carrying value approximates fair value

Collateral liabilities		106,880	Carrying value approximates fair value

Capital leases obligations (1)		144	Carrying value approximates fair value

Investments in transit and payable for securities		5,078	Carrying value approximates fair value

Reinsurance payable (1)		99,709	Carrying value approximates fair value

Accrued commissions and expenses (1)		37,584	Carrying value approximates fair value

Pension liability (1)		67,526	Carrying value approximates fair value

Other (2)		74,736	Carrying value approximates fair value

Total other liabilities	$	395,827

(1) This classification is not in the scope of ASU 2016-01, but is presented for reconciliation purposes to agree to the balance sheet caption.

(2) Some items in these categories are not in the scope of ASU 2016-01, but are presented for reconciliation purposes to agree to the balance sheet caption.

Effective January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers and applies primarily to commissions, advisory fees and sales loads earned by the

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Company’s broker dealer operations, as Topic 606 specifically excludes insurance contracts from its scope. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. In adopting the standard, the Company recognized approximately $17,000 in sub-advisory fees as a portion of other operating costs and expenses for the year ended December 31, 2018 (gross basis), where in previous years they were reported as part of investment management fees (net basis).

In January 2017, the Company adopted ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. The guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity (“VIE”) by changing how a reporting entity that is the controlling decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2017, the Company adopted ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements.

In January 2016, the Company adopted ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts. This guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs were not affected by this guidance. The adoption of this guidance changed the presentation of the Company’s debt issuance costs from other assets to notes payable in the Company’s consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

In January 2016, the Company adopted ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

Future Adoption of New Accounting Pronouncements

In October 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance of Variable Interest Entities, effective for fiscal years beginning after December 15, 2019 for public business entities. The guidance amends previous issued guidance for determining whether an indirect interest held through a related party is a VIE. It is anticipated this guidance will result in more decision makers not consolidating VIEs. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In October 2018, the FASB issued ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (“SOFR”) Overnight Index Swap (“OIS”) Rate as a Benchmark Interest Rate for Hedge Accounting, effective for fiscal years beginning after December 15, 2018 for public business entities. The guidance adds the OIS rate based on the SORF as a U.S. benchmark interest rate to facilitate the LIBOR to SOFR transition required under ASU 2017-12. Early adoption is permitted if a company has already adopted ASU 2017-12. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, effective for fiscal years ending after December 15, 2019 for public business entities. This guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). This guidance requires a customer in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. The guidance also requires the customer to expense the capitalized implementation costs of a hosting arrangement that is a service

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

contract over the term of the hosting arrangement. Early adoption is permitted. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-14, Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans, effective for fiscal years ending after December 15, 2020 for public business entities. This guidance removes disclosures that are no longer considered cost beneficial, clarifies the specific requirements of disclosures, and adds disclosure requirements identified as relevant. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements except for changes to disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, effective for fiscal years beginning after December 15, 2019 for public business entities. This guidance modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, by removing, modifying and adding certain disclosures associated with fair value measurements. Early adoption is permitted. Management does not expect this guidance will have a material impact on the consolidated financial statements except for changes to disclosures.

In August 2018, the FASB issued ASU 2018-12, Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The new guidance is effective for fiscal years beginning after December 15, 2020. Early adoption is permitted. This new guidance impacts existing recognition, measurement, presentation, and disclosure requirements for long-duration insurance contracts issued by an insurance entity. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements, but expects it to be material.

The FASB has issued the following guidance associated with Leases: ASU 2019-01, Leases (Topic 842): Codification Improvements (March 2019), ASU 2018-20, Leases (Topic 842): Narrow Scope Improvements for Lessors (December 2018), ASU 2018-11, Leases (Topic 842): Targeted Improvements (July 2018), and ASU 2016-02, Leases, (Topic 842) (February 2016), effective for public companies for fiscal years beginning after December 15, 2018. This guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management is in the process of assessing the impact that this guidance may have on the consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance refines, expands and simplifies hedge accounting for financial and nonfinancial risk. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance requires premium on callable debt securities to be amortized to the earliest call date. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment, effective for annual periods beginning after January 1, 2020, which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

The FASB has issued guidance on measurement of credit losses on financial instruments: ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses (November 2018) and ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (June 2016). The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses will be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through March 27, 2019, the date that the consolidated financial statements were available to be issued.

The buy-back program mentioned in Note 1 produced over $100,000 of expense for the year 2019 through March 27, 2019.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act (the “Act”). Under FASB ASC Topic 740, Income Taxes, the effects of new

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

legislation are recognized upon enactment, which, for federal legislation, is the date the President signs a bill into law.

The Act reduces the corporate income tax rate to 21 percent (previously 35 percent), effective January 1, 2018, for all corporations. The effects of the new legislation are recognized by adjusting the Company’s deferred tax assets (“DTAs”) and/or deferred tax liabilities (“DTLs”) as of December 31, 2017. The effects of changes in tax laws or rates on DTAs or DTLs are allocated to continuing operations and are reflected in the tax rate reconciliation in Note 14.

The Company made an election to reclassify the income tax effects of the Act from AOCI to retained earnings in its 2017 consolidated financial statements. The reclassification only includes impacts of the tax rate change from 35% to 21%. The Company’s policy was to reclassify the full impact in the first year. There was no valuation allowance associated with these AOCI balances.

See Note 14 for disclosures relating to taxes in the consolidated financial statements.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies, their products, and how those products may be sold. Changes in these laws and regulations may affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 13% of total individual annuity reserves as of December 31, 2018 and 2017. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to, requiring collateral to support ceded reserves and following up on any outstanding balances with reinsurance companies.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans and the credit quality of reinsurers and derivative counterparties, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders as well as fixed indexed annuity and indexed universal life contracts. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post- retirement benefits	Future policy benefits and claims	Other policyholder funds	Deferred acquisition costs	Unrealized gains (losses)		Total
December 31, 2016	$(23,615)	(4,345)	5,775	(41,613)	172,550		108,752
Other comprehensive (loss) income before reclassifications	(7,947)	(3,174)	8,246	(30,150)	110,973		77,948
Amounts reclassified from accumulated other comprehensive income	2,509	-	-	-	(12,736)		(10,227)

Change	(5,438)	(3,174)	8,246	(30,150)	98,237		67,721

December 31, 2017	$(29,053)	(7,519)	14,021	(71,763)	270,787		176,473
Other comprehensive income (loss) before reclassifications	2,268	7,345	(14,212)	63,629	(240,595)	*	(181,565)
Amounts reclassified from accumulated other comprehensive income (loss)	2,583	-	-	-	(11,498)		(8,915)

Change	4,851	7,345	(14,212)	63,629	(252,093)		(190,480)

December 31, 2018	$(24,202)	(174)	(191)	(8,134)	18,694		(14,007)

*The impact of adoption of ASU 2016-01 results in a difference of $3,357, net of tax, between other comprehensive (loss) income before reclassifications in this table and the securities available-for-sale on the statement of consolidated statement of comprehensive income (loss).

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Details about accumulated other comprehensive income (loss) components	2018	2017	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	128	Other operating costs and expenses
Actuarial losses	(3,398)	(3,304)	Other operating costs and expenses

	(3,270)	(3,176)	Income (loss) before income taxes
	687	667	Income tax current benefit

	(2,583)	(2,509)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	14,555	16,121	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,057)	(3,385)	Income tax current benefit

	11,498	12,736	Net gain

Total reclassification for the year	$8,915	10,227	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

●

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, exchange traded derivatives, and embedded derivatives associated with coinsurance funds withheld agreements.

●

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, private placement, equity, derivative, securities lending collateral and cash equivalent securities.

●

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, embedded derivatives associated with fixed indexed annuity contracts, and reinsurance contracts and embedded derivatives associated with living benefit contracts.

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2018:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Assets	Level 1	Level 2	Level 3	Total
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,746	52,925	—	69,671
Obligations of states and political subdivisions	—	1,085,301	—	1,085,301
Debt securities issued by foreign governments	—	33,194	—	33,194
Corporate	—	6,812,323	16,295	6,828,618
Asset-backed	—	1,426,902	19,262	1,446,164
Mortgage-backed	—	1,262,448	13,063	1,275,511
Trading securities:
Fixed maturity securities:
Corporate	—	808	—	808
Asset-backed	—	42	—	42
Equity securities	591	23,320	—	23,911
Other long-term investments:
Derivative assets:
Equity futures	5,679	—	—	5,679
Currency futures	1,227	—	—	1,227
Equity put options	—	57,604	—	57,604
Equity index call options	—	9,221	—	9,221
Swap	—	736	—	736
Swaptions	—	32,437	—	32,437
Short-term investments securities lending collateral	—	313,492	—	313,492
Short-term investments	117,859	—	—	117,859
Cash and cash equivalents	148,589	—	—	148,589
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,280,905	1,280,905
GLWB reinsurance contracts	—	—	20,032	20,032
GMAB reinsurance contracts	—	—	2,537	2,537
GMAB/GMWB embedded derivatives [1]	—	—	603	603
Assets held in separate accounts	19,489,189	—	—	19,489,189

Total assets	$19,779,880	11,110,753	1,352,697	32,243,330

Liabilities
GMAB/GMWB embedded derivatives	—	—	2,566	2,566
GMAB/GMWB reinsurance contracts [1]	$—	—	540	540
GLWB embedded derivatives [2]	—	—	20,032	20,032
Fixed indexed annuity embedded derivatives[3]	—	—	73,240	73,240
Reinsurance funds withheld embedded derivative	(13,653)	—	—	(13,653)
Derivative liabilities:
Currency futures	2,866	—	—	2,866

Total liabilities	$(10,787)	—	96,378	85,591

[1]	All GMAB “W” riders. The balances were negative and thus reclassified as an asset and liability, respectively.
[2]	Relates to variable annuity GLWB riders only.
[3]	Represents embedded derivative portion of fixed indexed annuity base contracts only.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2017:

Assets	Level 1	Level 2	Level 3	Total

Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,235	50,174	—	65,409
Obligations of states and political subdivisions	—	1,028,841	—	1,028,841
Debt securities issued by foreign governments	—	17,870	—	17,870
Corporate	—	5,108,379	4,962	5,113,341
Asset-backed	—	1,160,618	14,924	1,175,542
Mortgage-backed	—	1,156,669	7,533	1,164,202
Equity securities	2,969	30,670	—	33,639
Trading securities:
Fixed maturity securities:
Corporate	—	1,201	—	1,201
Asset-backed	—	81	—	81
Mortgage-backed	—	3	—	3
Equity securities	5	—	—	5
Other long-term investments:
Derivative assets:
Equity futures	2,632	—	—	2,632
Equity put options	—	770	—	770
Equity index call options	—	12,911	—	12,911
Swap	—	435	—	435
Swaptions	—	47,099	—	47,099
Short-term investments securities lending collateral	—	9,681	—	9,681
Short-term investments	36,569	21,500	—	58,069
Cash and cash equivalents	245,413	47,970	—	293,383
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,187,888	1,187,888
GLWB reinsurance contracts	—	—	16,550	16,550
GMAB/GMWB embedded derivatives[1]	—	—	31,727	31,727
Assets held in separate accounts	23,611,918	—	—	23,611,918

Total assets	$23,914,741	8,694,872	1,263,584	33,873,197

Liabilities
GMAB/GMWB reinsurance contracts[1]	$—	—	28,589	28,589
GLWB embedded derivatives	—	—	16,550	16,550
Derivative liabilities:
Equity futures	8,798	—	—	8,798
Currency futures	3,914	—	—	3,914
Equity put options	—	1,614	—	1,614
Swap	—	21,490	—	21,490

Total liabilities	$12,712	23,104	45,139	80,955

[1]	All GMAB riders. The balances were negative and thus reclassified as an asset and liability, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2018, 82.9% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 17.1% from the Company’s internal pricing.

At December 31, 2017, 83.4% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 16.6% from the Company’s internal pricing.

Derivative instruments - The Company enters into derivative transactions comprised of equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets and liabilities. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts, commercial paper and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets and commercial paper is considered to be a Level 2 asset.

Reverse repurchase agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash and considered to be Level 2 assets. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2017, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,000 recorded as cash and cash equivalents on the consolidated balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on the Company’s behalf was $2,040 at December 31, 2017 which has not been recorded on our consolidated balance sheets. The Company did not have any reverse repurchase agreements as of December 31, 2018.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100%

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Fixed indexed annuity embedded derivatives - The Company’s fixed indexed annuity contracts include embedded derivatives which are measured at estimated fair value separate from the host fixed indexed annuity contract. These embedded derivatives are estimated using the option budget method. The option budget rate is used as the best estimate of the future values of the index credits. The embedded derivative incorporates the excess cash flows, or those cash flows that represent the value of the indexes in excess of guarantee values. These cash flows are then discounted using the risk free rates plus a nonperformance risk spread, adjusted for margins.

Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

Other significant inputs to the valuation model for these derivatives include capital market assumptions, such as interest rate, equity indices, and volatility surface values, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

Since many of the assumptions utilized in the valuation of these reserves are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 liabilities.

A portion of the Company’s fixed indexed annuity contracts are reinsured on a 100% coinsurance with funds withheld basis with a related party and, as a result, the reinsurance arrangement results in an embedded derivative valued under ASC 815. The embedded derivative is measured at fair value and is determined similar to a total return swap with a floating interest rate leg. Since the valuation of this embedded derivative is based on the performance of the assets backing the funds withheld obligation, which are observable, it is classified as a Level 1 liability.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Investments			Other assets	Reinsurance recoverable
Assets	Corporate	Asset - backed	Mortgage - backed	GMAB/ GMWB embedded derivatives[3]	GMIB reinsurance	GLWB reinsurance	GMAB reinsurance	Total assets
December 31, 2016	$1,974	61,142	5,776	1,367	1,309,900	19,129	5,860	1,405,148

Net investment gains (losses):

In earnings (realized and unrealized)[1]	(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)

Unrealized in OCI[2]	113	(533)	52	-	-	-	-	(368)

Purchases	-	-	7,511	-	-	-	-	7,511
Settlements	-	(2,372)	(23)	-	-	-	-	(2,395)
Transfers into Level 3	4,857	13,871	-	-	-	-	-	18,728
Transfers out of Level 3	(1,974)	(56,831)	(5,776)	-	-	-	-	(64,581)

December 31, 2017	4,962	14,924	7,533	31,727	1,187,888	16,550	-	1,263,584

Net investment gains (losses):

In earnings (realized and unrealized)[1]	(1,721)	(255)	(23)	(31,124)	93,017	3,482	2,537	65,913

Unrealized in OCI[2]	(731)	(279)	(100)	-	-	-	-	(1,110)

Purchases	4,264	11,000	7,405	-	-	-	-	22,669
Settlements	(524)	(2,673)	(1,752)	-	-	-	-	(4,949)
Transfers into Level 3	15,007	5,097	-	-	-	-	-	20,104
Transfers out of Level 3	(4,962)	(8,552)	-	-	-	-	-	(13,514)

December 31, 2018	$16,295	19,262	13,063	603	1,280,905	20,032	2,537	1,352,697

Change in unrealized gains (losses):
Still held at December 31:
2017	$(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)

2018	$2	(247)	(23)	(31,124)	93,017	3,482	2,537	67,644

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.

[3]	GMAB “W” rider liabilities reclassed as assets due to negative liability balances.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Future policy benefits and claims
Liabilities	GMAB/ GMWB reinsurance contracts	GMAB/ GMWB embedded derivatives	GLWB embedded derivatives	Fixed indexed annuity embedded derivatives	Total liabilities
December 31, 2016	$—	(5,831)	(19,129)	—	(24,960)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	(28,589)	5,831	2,579	—	(20,179)

December 31, 2017	(28,589)	—	(16,550)	—	(45,139)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	28,049	(2,566)	(3,482)	(73,240)	(51,239)

December 31, 2018	$(540)	(2,566)	(20,032)	(73,240)	(96,378)

Change in unrealized gains (losses):
Still held at December 31:
2017	$(28,589)	5,831	2,579	—	(20,179)

2018	$28,049	(2,566)	(3,482)	(73,240)	(51,239)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Assets/liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$	6,290	Market pricing	Market prices	6 - 79	74	Increase

Reinsurance recoverable:
GMIB reinsurance contracts		1,280,905	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.3% - 7.6%	*	Decrease
				duration 11+	3.6% - 6.6%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
				Sys with rates (%Rollup)	90% - 100%	*	Increase
				Sys with utilization	0% - 16%	*	Increase
				IB utilization	0.5% - 75%	*	Increase
Non-performance risk
				(Credit Spread)	0.67% - 1.09%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

GLWB reinsurance contracts		20,032	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.2% - 16.8%	*	Decrease
				duration 11+	7.0% - 8.6%	*	Decrease
				Non-Sys with rates (%AV)	0%	*	Decrease
				Sys with rates (%MAW)	90% - 100%	*	Increase
				Sys with utilization	0% - 30%	*	Increase
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

GMAB reinsurance contracts		2,537	# Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Assets (cont.):
GMAB/GMWB embedded derivatives[1]		603	Stochastic actuarial model	Mortality rates ages 0-59 ages 60+	0 - 0.5% 0.3% - 100%	* *	Decrease Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.86% - 1.27%	*	Decrease
				Equity market volatility	13.6% - 20.8%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives		2,566	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

GMAB/GMWB reinsurance contracts[1]	$	540	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
				ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
				duration 1-10	0.7% - 18.6%	*	Decrease
				duration 11+	6.2% - 11.0%	*	Decrease
				Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
				Sys with rates (%Rollup)	N/A	*	N/A
				Sys with utillization	0%	*	Decrease
Non-performance risk
				(Credit Spread)	0.68% - 2.84%	*	Decrease
				Equity market volatility	14.3% - 21.7%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Liabilities (cont.)
GLWB embedded derivatives	20,032	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

Fixed indexed annuity embedded derivatives	73,240	Option budget method	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.5% - 12.0%	*	Decrease
			duration 11+	4.0% - 12.0%	*	Decrease

			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90%	*	Decrease
			Sys with utilization	0% - 30%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 2.6%	*	Decrease
Equity market volatility
			surface rates	5.0% - 20.2%	*	Increase

[1]	GMAB “W” riders reclassed.
[2]	Sys = Systematic

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2017
Assets:
Reinsurance recoverable:
GMIB reinsurance contracts	1,187,888	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease

Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
Non-performance risk
			(Credit Spread)	0.13% - 0.30%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB reinsurance contracts	16,550	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GMAB/GMWB embedded derivatives[1]	31,727	# Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2017
Liabilities:
GMAB/GMWB reinsurance contracts	$28,589	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB embedded derivatives	16,550	Stochastic actuarial model	Mortality rates ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

1     GMAB riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.

2     Sys = Systematic

* The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2018
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$15,007	4,962
Asset-backed	5,097	8,552

2017
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$4,857	1,974
Asset-backed	13,871	56,831
Mortgage-backed	—	5,776

During the years ended December 31, 2018 and 2017, the Company transferred investments totaling $20,104 and $18,728, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2018 and 2017, the Company transferred investments totaling $13,514 and $64,581, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2018 or 2017. There were no transfers out of Level 1 in 2018 or 2017.

Fair Value Measurement on a Nonrecurring Basis

In 2018 and 2017, the Company impaired zero and three fixed maturity held-to-maturity securities, respectively, resulting in a nonrecurring fair value measurement of those securities. During 2018, the Company did not impair any mortgage loans on real estate. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the year ended December 31, 2017. There were no assets measured at fair value on a nonrecurring basis for the year ended December 31, 2018.

	Level 1	Level 2	Level 3	Total	Total realized losses
2017
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	750	750	13,050

Total assets	$—	—	750	750	13,050

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2018
Assets:
Mortgage loans on real estate	1,257,785	1,251,295	—	—	1,251,295
Policy loans	761,014	821,808	—	—	821,808
Liabilities:
Investment contracts	2,776,189	3,483,350	—	3,483,350	—
Policyholders’ dividend accumulations and other policyholder funds	194,064	194,064	194,064	—	—
Notes payable	307,022	382,015	—	382,015	—

2017
Assets:
Fixed maturity held-to-maturity securities	$1,326,688	1,367,996	—	1,358,383	9,613
Mortgage loans on real estate	1,208,696	1,217,721	—	—	1,217,721
Policy loans	658,211	722,934	—	—	722,934
Liabilities:
Investment contracts	2,816,506	3,471,943	—	3,471,943	—
Policyholders’ dividend accumulations and other policyholder funds	164,576	164,576	164,576	—	—
Notes payable	306,825	406,024	—	406,024	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturity and equity securities (for 2017 only, per ASU 2016-01) by sector as of December 31 is as follows:

	2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$65,644	4,405	(378)	69,671	—
Obligations of states and political subdivisions	1,064,963	28,205	(7,867)	1,085,301	—
Debt securities issued by foreign governments	34,772	18	(1,596)	33,194	—
Corporate	6,823,876	170,780	(166,038)	6,828,618	—
Asset-backed	1,437,644	17,746	(9,226)	1,446,164	(2,828)
Mortgage-backed	1,280,718	16,271	(21,478)	1,275,511	(21,542)

Total fixed maturity securities	$10,707,617	237,425	(206,583)	10,738,459	(24,370)

Trading securities:
Fixed maturity securities:
Corporate	$798	10	—	808	—
Asset-backed	42	—	—	42	—

Total fixed maturity securities	$840	10	—	850	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$59,484	6,000	(75)	65,409	—
Obligations of states and political subdivisions	989,467	42,598	(3,224)	1,028,841	—
Debt securities issued by foreign governments	17,838	126	(94)	17,870	—
Corporate	4,824,513	306,427	(17,599)	5,113,341	—
Asset-backed	1,164,853	15,366	(4,677)	1,175,542	(4,968)
Mortgage-backed	1,149,079	26,176	(11,053)	1,164,202	(24,880)

Total fixed maturity securities	$8,205,234	396,693	(36,722)	8,565,205	(29,848)

Equity securities	$31,625	2,560	(546)	33,639	—

Trading securities:
Fixed maturity securities:
Corporate	$1,149	52	—	1,201	—
Asset-backed	79	2	—	81	—
Mortgage-backed	3	—	—	3	—

Total fixed maturity securities	$1,231	54	—	1,285	—

Equity securities	$5	—	—	5	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$6,778	597	—	7,375	—
Obligations of states and political subdivisions	1,395	270	—	1,665	—
Debt securities issued by foreign governments	1,000	45	—	1,045	—
Corporate	1,302,593	47,217	(7,684)	1,342,126	—
Asset-backed	14,922	863	—	15,785	—

Total held-to-maturity	$1,326,688	48,992	(7,684)	1,367,996	—

During the third quarter of 2018, the Company changed the classification of its entire portfolio of held-to-maturity securities to available-for-sale. The Company’s intent previously was to hold these securities to maturity; however, upcoming changes to the impairment accounting treatment for held-to-maturity securities has caused the Company to re-evaluate its intent, which necessitated the reclassification. During

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

2018, securities with an amortized cost of $1,495,224 and a fair value of $1,492,003 were reclassified to available-for-sale. This resulted in an unrealized loss of $3,221 being recognized in other comprehensive income during the year.

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 97.6% and 96.3% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2018 and 2017, respectively.

Investments with a fair value of $14,518 and $15,592 as of December 31, 2018 and 2017, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2018.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$186,428	188,650	649	656
Due after one year through five years	2,120,103	2,147,581	149	152
Due after five years through ten years	4,051,896	3,989,554	—	—
Due after ten years	4,349,190	4,412,674	42	42

Total	$10,707,617	10,738,459	840	850

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) and equity securities (for 2017 only, per ASU 2016-01) in an unrealized

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

		Less than 12 months		12 months or longer		Total
		Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2018

U.S. Treasury securities and obligations of U.S. government	$	9,211	(157)	3,693	(221)	12,904	(378)
Obligations of states and political subdivisions		150,014	(2,436)	163,405	(5,431)	313,419	(7,867)
Debt securities issued by foreign governments		18,098	(812)	14,078	(784)	32,176	(1,596)
Corporate		2,688,954	(97,480)	959,907	(68,558)	3,648,861	(166,038)
Asset-backed		353,702	(2,931)	289,441	(6,295)	643,143	(9,226)
Mortgage-backed		273,482	(3,503)	457,970	(17,975)	731,452	(21,478)

Total fixed maturity securities		3,493,461	(107,319)	1,888,494	(99,264)	5,381,955	(206,583)

2017
U.S. Treasury securities and obligations of U.S. government	$	4,796	(75)	—	—	4,796	(75)
Obligations of states and political subdivisions		104,823	(1,218)	84,223	(2,006)	189,046	(3,224)
Debt securities issued by foreign governments		12,282	(94)	—	—	12,282	(94)
Corporate		737,553	(8,863)	361,142	(16,420)	1,098,695	(25,283)
Asset-backed		350,465	(2,740)	78,792	(1,937)	429,257	(4,677)
Mortgage-backed		230,063	(1,719)	277,866	(9,334)	507,929	(11,053)

Total fixed maturity securities		1,439,982	(14,709)	802,023	(29,697)	2,242,005	(44,406)
Equity securities		2,974	(50)	438	(496)	3,412	(546)

Total	$	1,442,956	(14,759)	802,461	(30,193)	2,245,417	(44,952)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Unrealized losses	Less than 12 months	12 months or longer	Total	Number of securities
2018
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(157)	(221)	(378)	13
Obligations of states and political subdivisions	(2,436)	(5,431)	(7,867)	138
Debt securities issued by foreign governments	(812)	(784)	(1,596)	7
Corporate	(95,277)	(63,270)	(158,547)	1,868
Asset-backed	(2,931)	(6,295)	(9,226)	270
Mortgage-backed	(3,503)	(17,975)	(21,478)	259

Below 80%:
Corporate	(2,203)	(5,288)	(7,491)	15

Total	$(107,319)	(99,264)	(206,583)	2,570

2017
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(75)	—	(75)	6
Obligations of states and political subdivisions	(1,218)	(2,006)	(3,224)	86
Debt securities issued by foreign governments	(94)	—	(94)	2
Corporate	(8,863)	(16,420)	(25,283)	551
Asset-backed	(2,740)	(1,937)	(4,677)	168
Mortgage-backed	(1,719)	(9,334)	(11,053)	142

Total	$(14,709)	(29,697)	(44,406)	955

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio, and for equity securities, an assessment of near-term recovery and whether the security will recover its amortized cost basis in a reasonable period of time.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income. For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income.

For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2018 and 2017 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2017 to December 31, 2018 due to wider credit spreads and higher U.S. Treasury yields. Additionally, unrealized losses increased in certain industry sectors (i.e. energy, oil) due to overall sector declines in value and not issuer-specific credit deterioration. Accordingly, no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2018	2017
Commercial mortgage loans	$1,260,939	1,211,727
Valuation allowance	3,154	3,031

Net carrying value	$1,257,785	1,208,696

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 14.0% as of December 31, 2018 and 2017.

As of December 31, 2018, loans in the states of Ohio and Texas exceeded 10.0% of the total loan portfolio and had carrying values of $175,360 and $157,754, respectively. As of December 31, 2017, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $159,940 and $129,322, respectively.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,529 and $2,464 in 2018 and 2017, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

		DSC
LTV		Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2018
0% - 50%	$	252,703	82,336	148,964	140,563	39,084	10,882	674,532
50% -60%		11,851	27,190	71,426	91,782	51,540	6,463	260,252
60% -70%		-	23,587	46,620	62,611	45,473	10,660	188,951
70% -80%		-	-	978	56,453	24,159	19,241	100,831
80% and greater		-	-	2,043	7,801	11,714	11,661	33,219

Total	$	264,554	133,113	270,031	359,210	171,970	58,907	1,257,785

2017
0% - 50%	$	256,710	95,425	182,903	128,189	43,759	5,011	711,997
50% -60%		4,671	34,001	65,316	69,723	32,013	1,884	207,608
60% -70%		274	4,390	91,629	63,733	45,052	1,815	206,893
70% -80%		-	-	-	25,209	27,134	7,609	59,952
80% and greater		-	-	-	3,394	6,915	11,937	22,246

Total	$	261,655	133,816	339,848	290,248	154,873	28,256	1,208,696

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2018 or 2017.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2018	2017
Beginning balance	$3,031	2,941
Provision	123	124
Charge-offs	-	(34)

Ending balance	$3,154	3,031

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing

2018	$2,138	-	-	2,138	1,255,647	1,257,785	-

2017	$2,413	-	-	2,413	1,206,283	1,208,696	-

Performance, Impairment and Foreclosures

At December 31, 2018 and 2017, the Company had no mortgage loans in the process of foreclosure. There were no mortgage loan write-downs in 2018, 2017 or 2016.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The Company had no mortgage loans on nonaccrual status as of December 31, 2018 and 2017.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2018
With an allowance recorded:
Commercial mortgages	$1,342	1,342	-	1,412	99

2017
With an allowance recorded:
Commercial mortgages	$1,482	1,482	-	1,875	119

In 2018 and 2017, the Company sold no mortgage loans to ONFS.

The Company has a mortgage loan receivable from ONFS of $23,257 and $24,002 as of December 31, 2018 and 2017, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2018	2017
FHLB common stock	$43,326	43,300
Derivative instruments	106,904	63,847
Receivable for securities	786	4,997
Other invested assets	1,570	—

Total	$152,586	112,144

In 2017, the Company sold 2017-2018 New Market Tax Credits associated with venture capital partnerships for proceeds of $2,367. There was a net loss realized on the sale of $723.

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts.

Securities Lending

As of December 31, 2018 and 2017, the Company received $313,492 and $9,681, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

lending as of December 31, 2018 and 2017. As of December 31, 2018 and 2017, the Company had loaned securities with a fair value of $304,031 and $9,419, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale and equity securities.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

		Investment income
		2018	2017	2016
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$	437,253	350,008	334,206
Equity securities		—	2,347	4,150
Fixed maturity trading securities		68	88	105
Fixed maturity held-to-maturity securities		3,080	59,923	63,182
Equity securities		3,891	—	—
Mortgage loans on real estate		61,071	62,945	65,402
Real estate		1,932	2,349	3,150
Policy loans		35,038	29,020	25,975
Short-term investments		8,880	5,959	2,429

Total gross investment income		551,213	512,639	498,599

Interest expense		(22,216)	(22,207)	(22,207)
Other investment expenses		(12,066)	(10,057)	(12,334)

Net investment income	$	516,931	480,375	464,058

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2018	2017	2016
Securities available-for-sale:
Fixed maturity securities	$1,280	(755)	3,981
Equity securities	—	1	382
Fixed maturity trading securities	1	5	16
Fixed maturity held-to-maturity securities	—	(12,479)	(6,025)
Equity securities	185	—	—
Mortgage loans on real estate	—	(459)	(318)
Derivative instruments	(10,643)	(14,868)	(23,264)
Long-term	—	245	(128)

Total realized losses on investments	(9,177)	(28,310)	(25,356)
Change in allowances for mortgage loans on real estate	(123)	(90)	348

Net realized losses on investments*	$(9,300)	(28,400)	(25,008)

* Includes realized losses on derivatives which are presented separately on the statements of income

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $2,227, $16,127 and $7,993 for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, fixed maturity securities with a carrying value of $84,582, which had a cumulative write-down of $22,288 due to OTTI, remained in the Company’s investment portfolio.

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Total OTTI	Recognized in OCI	Recognized in earnings
2018
Fixed maturity securities:
Obligations of states and political subdivisions	$878	878	—
Corporate	1,722	—	1,722
Asset-backed	(1,703)	(1,835)	132
Mortgage-backed	(3,209)	(3,582)	373

Total other-than-temporary impairment losses	$(2,312)	(4,539)	2,227

2017
Fixed maturity securities:
Obligations of states and political subdivisions	$1,272	443	829
Corporate	15,298	—	15,298
Asset-backed	(11,126)	(11,126)	—
Mortgage-backed	(666)	(666)	—

Total other-than-temporary impairment losses	$4,778	(11,349)	16,127

2016
Corporate	$6,560	—	6,560
Asset-backed	(4,867)	(4,917)	50
Mortgage-backed	(867)	(2,250)	1,383

Total other-than-temporary impairment losses	$826	(7,167)	7,993

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2018	2017	2016
Cumulative credit loss, beginning of year	$32,069	60,666	57,290
New credit losses	1,172	12,248	6,803
Change in credit losses on securities included in the beginning balance	1,055	3,879	1,190

Subtotal	34,296	76,793	65,283
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	12,008	44,724	4,617

Cumulative credit loss, end of year	$22,288	32,069	60,666

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2018	2017	2016
Proceeds from the sale and maturity	$937,255	674,250	524,075

Gross realized gains on the sale and maturity	$6,471	12,638	6,507

Gross realized losses on the sale and maturity	$(4,513)	(10,029)	(2,003)

Prior to the reclassification of all fixed maturity held-to-maturity securities during 2018, the Company could only sell securities classified as held-to-maturity if the Company became aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes.. The Company sold zero, one and one held-to-maturity securities in 2018, 2017 and 2016, respectively. Proceeds from the sale of those securities were $0, $6,000 and $4,150 in 2018, 2017 and 2016, respectively. There were net losses realized on the sale of those securities of $0, $0 and $850 in 2018, 2017 and 2016, respectively.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2018	2017	2016
Securities available-for-sale:
Fixed maturity securities	$(329,129)	81,577	47,762
Equity securities	—	(358)	(1,866)

Change in net unrealized gains	$(329,129)	81,219	45,896

The following table summarizes the unrealized gains and losses recognized during the year ended December 31, 2018 on equity securities still held at December 31, 2018:

		2018
Net gains and losses recognized during the period on equity securities	$	(2,633)
Less: Net gains and losses recognized during the period on equity securities sold during the period		(1,312)

Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting date	$	(3,945)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	Change
Securities available for sale	$30,842	359,971	(329,129)
Impact of adoption of ASU 2016-01	—	2,014	(2,014)
Unrealized losses related to closed block	(8,124)	(26,086)	17,962
Unrealized (losses)/gains on derivatives	(373)	(295)	(78)
Unrealized gains on other invested assets	—	2,236	(2,236)
Future policy benefits and claims	(220)	(9,517)	9,297
Other policyholder funds	(242)	17,748	(17,990)
Deferred policy acquisition costs	(10,296)	(90,839)	80,543
Deferred federal income tax provision	(6,965)	(54,386)	47,421

Net unrealized gains	$4,622	200,846	(196,224)

	2017	2016	Change
Securities available for sale	$361,985	280,766	81,219
Unrealized losses related to closed block	(26,086)	(20,995)	(5,091)
Unrealized (losses)/gains on derivatives	(295)	(335)	40
Unrealized gains on other invested assets	2,236	—	2,236
Future policy benefits and claims	(9,517)	(6,684)	(2,833)
Other policyholder funds	17,748	8,885	8,863
Deferred policy acquisition costs	(90,839)	(64,020)	(26,819)
Deferred federal income tax provision	(54,386)	(69,930)	15,544

Net unrealized gains	$200,846	127,687	73,159

	2016	2015	Change
Securities available for sale	$280,766	234,870	45,896
Unrealized losses related to closed block	(20,995)	(19,611)	(1,384)
Unrealized (losses)/gains on derivatives	(335)	84	(419)
Future policy benefits and claims	(6,684)	(5,486)	(1,198)
Other policyholder funds	8,885	—	8,885
Deferred policy acquisition costs	(64,020)	(58,982)	(5,038)
Deferred federal income tax provision	(69,930)	(53,477)	(16,453)

Net unrealized gains	$127,687	97,398	30,289

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, interest rate swaptions and equity swaps to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB and in fixed indexed annuity and indexed universal life products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

In December 2018, the Company replaced the interest rate swaptions used in its interest rate hedging program. Each swaption consists of a 5 year option to enter into an interest rate swap on the 10 year swap rate. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In October 2018, the Company purchased equity index put options to replace existing futures used to hedge the equity risk embedded in the variable annuity guarantees. One year S&P 500, Russell 2000, and NASDAQ 100 options were purchased. The Company continues to hold futures to hedge the foreign indices and currency exposure in the variable annuity guarantees. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In April 2018, the Company entered into S&P 500, Russell 2000, and Nasdaq 100 total return swap agreements. The swap was terminated in July 2018 and resulted in a loss of $32MM. In July of 2018, the company entered into S&P 500, Russell 2000, and Nasdaq 100 total return swap agreements that were terminated in October 2018 and resulted in a gain of $19.6MM. Since the transactions above do not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In October 2016, the Company entered into an equity index call option agreement. Under this agreement, three equity index call options will be purchased monthly. The S&P 500 and Russell 2000 options are one year call spread options. The custom Barclays instrument is a three year call. Starting in May 2018, the Company began purchasing one year calls for the custom Barclay instrument as well. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders and fixed indexed annuities which include index features in excess of their guaranteed minimum values.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated balance sheets:

		December 31
Derivatives not designated as hedging instruments under ASC 815	Balance sheet location	2018 Fair value	2018 Notional Amount	2017 Fair value	2017 Notional Amount
Asset derivatives:
Equity futures	Other long-term investments	$5,679	244,536	2,632	110,563
Currency futures	Other long-term investments	1,227	30,689	—	—
Equity put options	Other long-term investments	57,604	870,360	770	90,949
Equity index call options	Other long-term investments	9,221	1,841,661	12,911	550,919
Cross currency swaps	Other long-term investments	736	9,038	435	9,038
Swaptions	Other long-term investments	32,437	2,600,000	47,099	4,870,000
GMIB reinsurance contracts	Reinsurance recoverable	1,280,905	n/a	1,187,888	n/a
GLWB reinsurance contracts	Reinsurance recoverable	20,032	n/a	16,550	n/a
GMAB reinsurance contracts	Reinsurance recoverable	2,537	n/a	—	n/a
GMAB/GMWB embedded derivatives[1]	Other assets	603	n/a	31,727	n/a

Total		$1,410,981	5,596,284	1,300,012	5,631,469

Liability derivatives:
GLWB embedded derivatives (variable annuity)	Future policy benefits and claims	$20,032	n/a	16,550	n/a
GMAB/GMWB embedded derivatives	Future policy benefits and claims	2,566	n/a	—	n/a
GMAB/GMWB reinsurance contracts[1]	Future policy benefits and claims	540	n/a	28,589	n/a
Fixed indexed annuity embedded derivatives[2]	Future policy benefits and claims	73,240	n/a	—	n/a
Equity futures	Other liabilities	—	—	8,798	691,976
Currency futures	Other liabilities	2,866	265,613	3,914	328,277
Equity put options	Other liabilities	—	—	1,614	1,326,558
Equity swaps	Other liabilities	—	—	21,490	509,883

Total		$99,244	265,613	80,955	2,856,694

[1]	All GMAB/GMWB “W” riders. These balances were negative and thus reclassified as an asset and liability, respectively.
[2]	Represents embedded derivative portion of the fixed indexed annuity base contracts only. There are no embedded derivatives in fixed indexed GLWB riders.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2018	2017	2016
Currency futures[1]	Net realized gains (losses): derivative instruments	$(1,619)	(1,731)	2,118
Equity futures[1]	Net realized gains (losses): derivative instruments	4,016	(14,295)	(17,426)
Equity put options	Net realized gains (losses): derivative instruments	(44)	(411)	(744)
Equity index call options	Net realized gains (losses): derivative instruments	(10,192)	4,764	21
Equity swaps	Net realized gains (losses): derivative instruments	(1,797)	2,175	215
Swaptions	Net realized gains (losses): derivative instruments	(14,661)	(5,370)	(7,448)
FIA exchange embedded derivative	Net realized gains (losses): derivative instruments	13,654	—	—
GMIB reinsurance contracts	Benefits and claims	93,017	(122,012)	625,953
GMAB/GMWB embedded derivatives	Benefits and claims	(31,124)	30,360	1,367
GMAB reinsurance contracts	Benefits and claims	2,537	(5,860)	(6,949)
GMAB/GMWB embedded derivatives	Benefits and claims	(2,566)	5,831	6,969
GMAB/GMWB reinsurance contracts	Benefits and claims	28,049	(28,589)	—
GLWB reinsurance contracts	Benefits and claims	3,482	(2,579)	(55,243)
GLWB embedded derivatives	Benefits and claims	(3,482)	2,579	55,243
Fixed indexed annuity embedded derivatives[2]	Benefits and claims	(73,240)	—	—

Total		$6,030	(135,138)	604,076

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]

The amounts recorded in benefits and claims reflect the change in the excess of fair value over account value. The reserve held as of December 31, 2017 was account value and therefore there was no income impact.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records and requiring collateral for all derivatives in accordance with the International Swaps and Derivatives Association and Credit Support Annex (“ISDA”/“CSA”) agreements in place with all of our counterparties. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2018 and 2017, a non-affiliated reinsurer held assets in trust with an estimated fair value of $891,834 and $838,861, respectively, and a letter of credit of $299,602 and $169,757, respectively. As of December 31, 2018 and 2017, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,406 and $7,289, respectively, a letter of credit of $935,000 and $400,000, respectively, and funds withheld assets of $127,849 and $28,774.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Balance - beginning of year	$1,576,403	1,539,379
Acquisition costs deferred	200,028	231,846
Amortization	(137,082)	(168,003)
Unrealized investment (losses) gains	80,544	(26,819)

Balance - end of year	$1,719,893	1,576,403

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 71.3% and 72.8% of the total liability for future policy benefits as of December 31, 2018 and 2017, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.3%, 3.3% and 3.4% for the years ended December 31, 2018, 2017 and 2016, respectively. Approximately 33.7% and 39.0%, as of December 31, 2018 and 2017, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2018 and 2017, this reserve balance was $50,590 and $35,694, respectively.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs. The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Variable Annuity Riders

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The GLWB may also contain a step-up feature which preserves potential market gain by ratcheting up to the contract value, if higher, on each anniversary. If the contract has both a roll-up and step-up feature, the GLWB base will be the greater of: 1) the GLWB base on the previous anniversary plus any additional purchase payments; 2) the step-up base; or 3) the roll-up base.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018
		Death benefits	Living benefits

		GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$	6,304,533	-	-	3,189,635
Separate account value	$	5,948,929	-	-	3,186,119
Net amount at risk [1]	$	57,674	-	-	1,488
Weighted average attained age of contract holders		68	-	-	66

Return of net deposits accrued at a stated rate
Total account value	$	845,451	-	-	8,489
Separate account value	$	832,660	-	-	6,819
Net amount at risk [1]	$	229,320	-	-	149
Weighted average attained age of contract holders		73	-	-	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$	2,549,366	6,891,179	8,452,408	-
Separate account value	$	2,535,941	6,782,520	8,443,673	-
Net amount at risk [1]	$	126,254	-	-	-
Weighted average attained age of contract holders		69	68	67	-

Return of highest anniversary value
Total account value	$	9,192,906	-	-	-
Separate account value	$	8,972,703	-	-	-
Net amount at risk [1]	$	411,649	-	-	-
Weighted average attained age of contract holders		67	-	-	-

Total
Total account value	$	18,892,256	6,891,179	8,452,408	3,198,124
Separate account value	$	18,290,233	6,782,520	8,443,673	3,192,938
Net amount at risk [1]	$	824,897	-	-	1,637
Weighted average attained age of contract holders		68	68	67	66

1 Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2017
		Death benefits	Living benefits
		GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$	7,643,732	-	-	3,815,603
Separate account value	$	7,243,415	-	-	3,810,456
Net amount at risk [1]	$	7,909	-	-	24
Weighted average attained age of contract holders		67	-	-	65

Return of net deposits accrued at a stated rate
Total account value	$	1,057,359	-	-	11,670
Separate account value	$	1,042,084	-	-	10,658
Net amount at risk [1]	$	161,863	-	-	22
Weighted average attained age of contract holders		72	-	-	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$	3,292,975	9,235,705	9,676,154	-
Separate account value	$	3,278,408	9,118,959	9,650,000	-
Net amount at risk [1]	$	87,897	-	-	-
Weighted average attained age of contract holders		69	67	66	-

Return of highest anniversary value
Total account value	$	10,933,569	-	-	-
Separate account value	$	10,679,974	-	-	-
Net amount at risk [1]	$	10,107	-	-	-
Weighted average attained age of contract holders		67	-	-	-

Total
Total account value	$	22,927,635	9,235,705	9,676,154	3,827,273
Separate account value	$	22,243,881	9,118,959	9,650,000	3,821,114
Net amount at risk [1]	$	267,776	-	-	46
Weighted average attained age of contract holders		67	67	66	65

1 Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2018 and 2017.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

		2018	2017
Mutual funds:
Bond	$	5,164,084	6,166,729
Equity		12,308,626	15,140,251
Money market		817,523	936,901

Total	$	18,290,233	22,243,881

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

		GMDB	GMIB	GLWB	GMAB
Balance at December 31, 2016	$	35,423	(899,857)	65	(1,396)

Incurred claims		8,238	5,091	-	137
Paid claims		(8,238)	(5,091)	-	(137)
Other [1]		5,992	157,244	37	(1,741)

Balance at December 31, 2017	$	41,415	(742,613)	102	(3,137)

Incurred claims		8,691	6,237	25	42
Paid claims		(8,691)	(6,237)	(25)	(42)
Other [1]		4,906	301	454	3,103

Balance at December 31, 2018	$	46,321	(742,312)	556	(34)

1 The components that make up the Other line item above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The reserve balances in the above table include reserves for both direct and reinsurance ceded balances. As of December 31, 2018, direct G reserves were $1,073,644, ceded G reserves were $1,769,113 and net G reserves were $(695,469). As of December 31, 2017, direct G reserves were $860,818, ceded G reserves were $1,565,051 and net G reserves were $(704,233). The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

Fixed Indexed Annuity Riders

GLWB Riders

Certain fixed indexed annuity contracts include a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. There are two versions of GLWB rider offered: a single life GLWB with the annuitant as the covered person, and a joint life GLWB with the annuitant and the annuitant’s spouse as the covered persons.

The rider provides for a guaranteed payment of the maximum allowable withdrawal (“MAW”) each index year during the lifetime withdrawal period. Such guaranteed withdrawals may start any time after the annuitant/youngest covered spouse reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant/youngest covered spouse attains a higher age band before the guarantee is elected.

At the policy’s initial sweep date, the GLWB base is set at the amount of the purchase payments. After the initial sweep date, the GLWB base will be the greatest of the step-up GLWB base and the annual credit GLWB base. On each anniversary of the initial sweep date, except under excess withdrawal, the step-up GLWB base is equal to the greater of the GLWB base on the prior day, and the then current contract value, after deducting any applicable charges for the contract and credited interest. The annual credit base is the GLWB base just prior to the index year processing, plus the annual credit calculation base just prior to index processing, multiplied by an index or bonus credit rate. Upon a step-up, the annual credit calculation base will reset to the contract value at the time of step-up.

For the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California, the Company offered an exchange program, which provided certain variable annuity policyholders with a GMIB rider the opportunity to exchange the policy and associated rider for a fixed indexed annuity policy with an enhanced GLWB rider. The notable difference of the enhanced GLWB rider is the calculation of the initial GLWB benefit base. At the policy’s initial sweep date, the GLWB base is set to equal the contract value on the sweep date multiplied by the GLWB enhancement percentage, which is set based on the ratio of GMIB benefit base to AV at the time of exchange. After the initial sweep date, the GLWB base will be the greatest of the step-up GLWB base and the annual credit GLWB base.

For these GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

annuity period, and comparing this to the expected value of assessments for the contract, where assessments are contract fees and interest margins. Liabilities are accrued as a proportion to the accumulated assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate.

The reserve balances, net of reinsurance, for fixed indexed annuity contracts with guarantees were $669 and $0 as of December 31, 2018 and 2017, respectively. The components that make up the reserve include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings, and market factors.

The total account value, net of reinsurance, of the fixed indexed annuities was over $500,000. The account value, net of reinsurance, specific to the GLWB riders was over $50,000 as of December 31, 2018.

As of December 31, 2018, direct G reserves were $6,360, ceded G reserves were $5,691 and net G reserves were $669.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 16%, 17% and 19% of gross earned life and accident and health premiums during 2018, 2017 and 2016, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $276,138 and $311,234 as of December 31, 2018 and 2017, respectively.

Reinsurance agreements that do not transfer significant insurance risk are recorded using deposit accounting. The Company enters into such agreements with an unaffiliated reinsurer. Effective April 1, 2016, the Company entered into an agreement to cede certain whole life blocks of business written between January 1, 2016 and December 31, 2016. Effective January 1, 2017, the Company entered into an additional agreement to cede certain whole life blocks of business written between January 1, 2017 and December 31, 2017. Effective October 1, 2017, these agreements were amended and restated to combine the previous treaties from 2014 through 2016, and add 2017 as well as 2018 prospectively. This combined treaty is accounted for using deposit accounting.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

At the inception of each of these deposit accounting agreements, a risk charge liability was recorded in other liabilities on the consolidated balance sheets, with a corresponding risk charge expense recorded in other operating expenses on the consolidated statements of income. The risk charge liabilities and expenses related to these agreements were $2,022, $1,405 and $275 at and as of December 31, 2018, 2017 and 2016, respectively.

Effective December 31, 2018, the Company entered into an agreement to cede its quota share of the net liability on certain term life policies issued between June 4, 2007 through December 31, 2017, and in force as of the effective date. This treaty is accounted for using deposit accounting. The risk charge liabilities and expenses related to this agreement will settle quarterly, beginning March 31, 2019.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMIB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed above. Effective January 2018, the Company ceded 100% of the fixed indexed annuities exchange program business and associated GLWB riders to SYRE.

The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO. ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies to MONT. ONLAC cedes certain term life policies to KENW and CMGO. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede term life policies on a yearly renewable term basis to ONLIC.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018	2017	2016
Direct premiums	$	982,192	912,370	802,858
Reinsurance assumed - external		1,219	1,363	1,593
Reinsurance assumed - intercompany		238,704	234,812	311,233
Reinsurance ceded - external		(182,338)	(187,258)	(221,544)
Reinsurance ceded - intercompany		(238,704)	(234,812)	(311,233)

Net premiums earned	$	801,073	726,475	582,907

Variable Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 recorded as other assets on the consolidated balance sheets.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

established a cost of reinsurance asset from this treaty addendum for $32,019 recorded as other assets on the consolidated balance sheets.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 recorded as other assets on the consolidated balance sheets.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see Note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded variable annuity business to SYRE were as follows for the years ended December 31:

		2018	2017	2016
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$	162,386	166,296	161,362
Net realized gains (losses):
Derivative instruments:
FWH under reinsurance		28,867	(276,426)	(205,752)
Benefits and claims:
Benefits incurred		8,040	6,475	14,788

Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$	447,472	335,188	353,627
Cost of reinsurance, 2010 activity		47,068	53,416	58,548
Cost of reinsurance, 2011 activity		26,907	30,514	33,588
Cost of reinsurance, 2013 activity		5,866	6,423	6,875
Policy and contract claims		699	408	340
Payable to afiiliate for derivative funds withheld program:
FWH under reinsurance:
Margin account and put options		122,906	26,271	102,379
Unrealized gains (losses) derivative instruments		4,942	2,503	13,440
Other liabilities:
Premiums payable		13,060	13,987	13,697

Fixed Indexed Annuity Reinsurance Agreements with SYRE

Effective January 2018, the Company entered into a 100% coinsurance funds withheld reinsurance agreement with SYRE to reinsure the exchange program fixed indexed annuities and associated GLWB riders offered to certain policyholders of variable annuities with the GMIB rider. This exchange program was available for the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California.

Amounts in the accompanying financial statements related to ceded fixed indexed annuity business to SYRE were as follows for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		2018
Consolidated Statements of Income:
Net realized (losses):
Derivative instruments:
FWH under reinsurance	$	(24,205)
Benefits and claims:
Benefits incurred		5,729

Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$	512,689
Cost of reinsurance, 2018 activity		3,799
Payable to afiiliate for derivative funds withheld program:
FWH under reinsurance:
Due to affiliate, net		470,621
Other liabilities:
Premiums payable		684

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

		2018	2017
Surplus notes
6.875% fixed rate due 2042	$	247,393	247,203
5.000% fixed rate due 2031		3,979	3,939
5.800% fixed rate due 2027		5,883	5,869
8.500% fixed rate due 2026		49,767	49,814

Total notes payable	$	307,022	306,825

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5.000% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.800% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.500% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

Interest Expense

Total interest expense, including amortization of debt discounts and issuance costs, on all obligations was $22,207, $22,207 and $22,207 during the years ended December 31, 2018, 2017, and 2016, respectively. There was no interest paid to ONFS in 2018, 2017 or 2016. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023.

ONFS utilized $810,000 and $400,000 of this facility as of December 31, 2018 and 2017, respectively, to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

In December 2018, ONFS entered into a $50,000, 364-Day letter of credit facility with a bank in order to finance and to support the reserve requirements of SYRE. The Company is the only beneficiary of the related letters of credit. ONFS utilized $50,000 of this facility as of December 31, 2018 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

In December 2018, ONFS entered into a $150,000, 364-Day letter of credit facility with two banks in order to finance and to support the reserve requirements of SYRE and the Company (related to NSLAC). The Company and NSLAC are the only beneficiaries of the related letters of credit. ONFS utilized $75,000 of this facility as of December 31, 2018 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

There was no interest or fees paid on these lines of credit in 2018, 2017 and 2016.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(14)	Income Taxes

The provision for income taxes is as follows:

		2018	2017	2016
Current (benefit) expense	$	(7,985)	(30,393)	(7,354)
Deferred (benefit) expense		(199)	(270,182)	166,999

Provision for income taxes	$	(8,184)	(300,575)	159,645

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

		2018	2017	2016
Pre-tax income times U.S. enacted tax rate	$	17,762	(19,199)	223,824
Tax-preferred investment income		(22,579)	(43,093)	(62,022)
Transfer pricing		(6,181)	(5,948)	(6,700)
U.S. Tax reform rate change - Non-equity		—	(203,489)	—
U.S. Tax reform rate change - Equity		—	(34,165)	—
Distribution in excess of subsidiary earnings		—	—	—
Tax contingencies		126	(51)	2,298
Other, net		2,688	5,370	2,245

Provision for income taxes	$	(8,184)	(300,575)	159,645

Effective tax rate		(9.7)%	548.0%	25.0%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

As discussed in Note 4, the United States enacted new tax legislation effective January 1, 2018. The effects of the tax rate change on deferred taxes are reflected in the tax rate reconciliation above. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. income tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. Other material provisions of the U.S. tax reform impacting the Company and not effective until January 1, 2018, include, but are not limited to provisions: 1) reducing the dividends received deduction; 2) increasing the tax deferred acquisition cost rates (Tax DAC); 3) modifying the tax reserve calculation; and 4) eliminating the corporate alternative minimum tax (AMT).

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2018, 2017 and 2016 tax returns, the Company recognized an income tax benefit of $10,169, $35,950 and $28,136, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2018	2017
Deferred tax assets:
Pension and benefit obligations	$13,935	15,480
Future policy benefits	887,007	741,831
Tax credits	40,203	38,585
Other	9,376	925

Total gross deferred tax assets	950,521	796,821
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	950,521	796,821

Deferred tax liabilities:
Investments	3,925	73,222
Deferred policy acquisition costs	261,826	242,255
Reinsurance recoverable	952,044	797,779
Other	293	1,461

Total gross deferred tax liabilities	1,218,088	1,114,717

Net deferred tax liability	$267,567	317,896

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2018 and 2017, the Company had no net capital loss carryforwards or valuation allowances recorded. As of December 31, 2018, the Company has $2,344 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2012-2018. As of December 31, 2018, the Company has tax credit carryforwards of $40,203 expiring in years 2019 through 2038. As of December 31, 2017, the Company had tax credit carryforwards of $34,174 expiring in years 2019 through 2037. As of December 31, 2018, the Company has alternative minimum tax credits of $16,098 that now reside in the current tax receivable as a result of tax reform.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(15)	Pensions and Other Post-Retirement Benefits

a)	Home Office Pension Plan

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2018 and 2017.

b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2018 and 2017.

c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2018 and 2017.

d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2018 and 2017.

e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2018	2017	2018	2017
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$99,168	89,781	6,764	7,918
Service cost	2,412	2,430	43	58
Interest cost	3,994	4,144	261	299
Actuarial loss (gain)	(13,714)	9,214	565	(1,146)
Benefits paid*	(13,793)	(6,401)	(1,327)	(365)

Projected benefit obligation at end of year	$78,067	99,168	6,306	6,764

Accumulated benefit obligation	$67,132	79,743

Change in plan assets:
Fair value of plan assets at beginning of year	$66,944	60,476	—	—
Plan sponsor contribution	—	3,922	—	—
Actual return on plan assets	(5,687)	8,823	—	—
Benefits and expenses paid	(10,554)	(6,277)	—	—

Fair value of plan assets at end of year	$50,703	66,944	—	—

Funded status**	$(27,364)	(32,224)	(6,306)	(6,764)

  * Benefits paid include amounts paid from both funded and unfunded benefit plans.

** Funded status is recorded in other liabilities in the consolidated balance sheets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2018
Projected benefit obligation	$64,093	13,974	78,067
Fair value of plan assets	50,703	—	50,703

Funded status	(13,390)	(13,974)	(27,364)

2017
Projected benefit obligation	$81,710	17,458	99,168
Fair value of plan assets	66,944	—	66,944

Funded status	$(14,766)	(17,458)	(32,224)

	Pension benefits		Other benefits
	2018	2017	2018	2017
Amounts recognized in the balance sheet consist of:
Other liabilities	$(27,364)	(32,224)	(6,306)	(6,764)

Amounts recognized in other comprehensive income (loss) arising during the period consist of the following:

	Pension benefits			Other benefits
	2018	2017	2016	2018	2017	2016
Net actuarial loss	$(3,301)	4,766	9,203	565	(1,146)	1,396

	Pension benefits		Other benefits
	2018	2017	2018	2017
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$29,619	36,289	1,278	742
Prior service credit	—	—	(127)	(255)

Total	$29,619	36,289	1,151	487

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2019 are $2,841 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

2019 are $116 and $(127), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2018	2017	2016
Components of net periodic benefit cost:
Service cost	$2,412	2,430	2,106
Interest cost	3,994	4,144	4,014
Expected return on plan assets	(4,726)	(4,375)	(3,709)
Amortization of net loss/(gain)	3,369	3,265	2,474

Net periodic benefit cost	$5,049	5,464	4,885

	Other benefits
	2018	2017	2016
Components of net periodic benefit cost:
Service cost	$43	59	75
Interest cost	261	299	379
Amortization of prior service cost	(128)	(128)	(128)
Amortization of net loss/(gain)	29	39	345

Net periodic benefit cost	$205	269	671

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2018	2017
Projected benefit obligation	$78,067	17,458
Accumulated benefit obligation	67,132	13,812
Fair value of plan assets	50,703	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

f)     Assumptions

	Pension benefits		Other benefits
	2018	2017	2018	2017
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.15%	4.70%	4.04%	4.53%
Expected long-term return on plan assets	7.50%	7.50%	—	—
Rate of compensation increase	4.12%	4.17%	4.25%	4.25%
Healthcare cost trend rate assumed for next year
Before 65	—	—	7.80%	8.53%
Age 65 and older	—	—	0.70%	1.60%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)
Before 65	—	—	7.70%	7.73%
Age 65 and older	—	—	0.60%	0.80%
Year that the rate reaches the ultimate trend rate	—	—	2023	2020

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.90%	4.15%	4.74%	4.04%
Rate of compensation increase	3.50%	4.16%	3.50%	4.25%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

		1 Percentage point increase	1 Percentage point decrease
Effect on total of 2018 service cost and interest cost	$	25	(21)
Effect on 2018 other post-retirement benefit obligation		452	(392)

g)     Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Level 1	Level 2	Level 3	Total
2018
Bond funds	$17,640	—	—	17,640
Equity funds	33,063	—	—	33,063

Total assets	$50,703	—	—	50,703

2017
Bond funds	$18,496	—	—	18,496
Equity funds	48,448	—	—	48,448

Total assets	$66,944	—	—	66,944

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2018 and 2017.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2018 and 2017, $29,430 and $41,198, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2018	2017
Equity securities	65%	72%
Debt securities	35	28

Total	100%	100%

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

h)	Cash Flows

(i) Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2018 and 2017 was $0. The Plan Sponsor contributed $0 and $3,922 to the qualified pension plan for the years ended December 31, 2018 and 2017, respectively. No contribution to the qualified pension plan is expected for the 2019 plan year.

(ii) Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2019	$5,778	507
2020	8,358	508
2021	6,687	515
2022	7,879	520
2023	7,752	524
2024 – 2028	37,061	2,263

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2018, 2017 and 2016 was $6,868, $6,875 and $7,474, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $2,788, $2,900 and $3,329 in 2018, 2017 and 2016, respectively.

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(16)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018 follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017
Closed Block liabilities:
Future policy benefits and claims	$581,984	599,014
Policyholders’ dividend accumulations	33,633	35,565
Other policyholder funds	9,946	24,391
Deferred federal income taxes	1,706	5,478
Other liabilities	1,329	1,485

Total Closed Block liabilities	$628,598	665,933

Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $420,536 and $378,831 as of December 31, 2018 and 2017, respectively)	$428,660	404,917
Fixed maturity securities held-to-maturity, at amortized cost	—	38,299
Mortgage loans on real estate, net	38,641	47,805
Policy loans	82,788	86,076
Cash and short-term investments	6,071	12,696
Accrued investment income	4,249	4,160
Deferred policy acquisition costs	32,851	35,850
Reinsurance recoverable	895	1,004
Other assets	694	1,138

Total Closed Block assets	$594,849	631,945

Excess of reported Closed Block liabilities over Closed Block assets	$33,749	33,988

Tax reform adjustment	—	3,652

Amounts included in accumulated other comprehensive income:
Unrealized investment gains, net of tax	10,056	28,218
Allocated to policyholder dividend obligation, net of tax	(1,932)	(2,132)

Maximum future earnings to be recognized from Closed Block assets and liabilities	$41,873	63,726

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Change in policyholder dividend obligation:
Balance at beginning of year	$35,565	37,697	39,510
Net unrealized investment activity	(1,932)	(2,132)	(1,813)

Balance at end of year	$33,633	35,565	37,697

Closed Block revenues and expenses:
Traditional life insurance premiums	$18,284	20,101	22,530
Net investment income	28,788	30,318	32,489
Net realized gains (losses) on investments	463	(275)	125
Benefits and claims	(31,104)	(33,082)	(34,262)
Provision for policyholders’ dividends on participating policies	(7,201)	(8,211)	(9,782)
Amortization of deferred policy acquisition costs	(3,015)	(3,028)	(3,075)
Other operating costs and expenses	(1,660)	(1,927)	(2,111)

Income before federal income taxes	4,555	3,896	5,914

Income tax expense	1,382	506	2,308

Closed Block net income	$3,173	3,390	3,606

(17)	Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2018 or 2017. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

practices as of December 31, 2018 or 2017. NSLAC, a New York domiciled life insurance company, does not have any permitted statutory accounting practices as of December 31, 2018 or 2017.

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Surplus and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2018, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2018, the Company’s total adjusted capital and company action level RBC was $1,102,124 and $237,915, respectively, providing an RBC ratio of 463%. Additionally, as of December 31, 2018, the Company’s authorized control level RBC was $118,958.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $(91,843), $48,308 and $(15,535) for the years ended December 31, 2018, 2017 and 2016, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,019,073 and $1,101,550 as of December 31, 2018 and 2017, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the consolidated balance sheets, net of any valuation allowance;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

$102,000 may be paid by ONLIC to ONFS in 2019 without prior approval. Dividends of $60,000, $70,000 and $75,000 were declared and paid by ONLIC to ONFS in 2018, 2017 and 2016, respectively.

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $36,000 may be paid by ONLAC to ONLIC in 2019 without prior approval. ONLAC declared and paid dividends to ONLIC of $27,000, $27,000 and $28,000 in 2018, 2017 and 2016, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2018, 2017 or 2016.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $2,000 may be paid by NSLAC to ONLIC in 2019 without prior approval. No dividends were declared or paid by NSLAC in 2018 or 2017. NSLAC declared and paid dividends to ONLIC of $1,300 in 2016.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2018, 2017 or 2016. No dividends were declared or paid by KENW to ONLIC in 2018, 2017 or 2016.

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $89,500 and $96,733 as of December 31, 2018 and 2017, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(19)	Commitments and Contingencies

In 2018, the Company was named in two threatened class action lawsuits pertaining to the strategic announcements in September 2018. At this time, no classes have been certified. The Company plans to defend these allegations vigorously. At this time, a loss is not probable, nor estimable.

Operating Leases

The Company primarily leases hardware, software, transportation equipment, and real estate. Rent expense on operating leases for the years ended December 31, 2018, 2017 and 2016, was $3,127, $3,112 and $2,921, respectively. The future minimum lease payments under operating leases that have remaining noncancelable lease terms in excess of one year at December 31, 2018, are as follows:

2019	$3,104
2020	3,104
2021	2,352
2022	74
2023	—
Thereafter	—

Total minimum lease payments	$8,634

Capital Leases

The Company currently has lease agreements for office equipment that have been classified as capital leases. The assets are being amortized on a straight-line basis over the assets’ remaining lives. Total accumulated amortization related to these leased assets as of December 31, 2018 was $42. The future minimum lease payments under capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2018, are as follows:

2019	$43
2020	43
2021	43
2022	33
2023	—
Thereafter	—

Total minimum lease payments	162

Less interest on capital leases	(19)

Liability for capitalized leases	$143

The Company was not involved in sale-leaseback transactions during 2018, 2017 or 2016.

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$65,644	69,671	69,671
Obligations of states and political subdivisions	1,064,963	1,085,301	1,085,301
Debt securities issued by foreign governments	34,772	33,194	33,194
Corporate securities	6,823,876	6,828,618	6,828,618
Asset-backed securities	1,437,644	1,446,164	1,446,164
Mortgage-backed securities	1,280,718	1,275,511	1,275,511

Total fixed maturity available-for-sale securities	10,707,617	10,738,459	10,738,459

Equity securities at fair value:
Common stocks:
Industrial, miscellaneous, and all other	1,195	1,918	1,918
Nonredeemable preferred stocks	22,412	21,993	21,993

Total equity securities at fair value	23,607	23,911	23,911

Trading securities:
Bonds:
Corporate securities	798	808	808
Asset-backed securities	42	42	42

Total trading securities	840	850	850

Mortgage loans on real estate, net	1,260,939		1,257,785	[1]
Real estate, net:
Investment properties	30,509		26,407

Total real estate, net	30,509		26,407	[2]

Policy loans	761,014		761,014
Other long-term investments	174,821		152,586	[3]
Short-term investments securities lending collateral	313,492		313,492
Short-term investments	117,859		117,859

Total investments	$13,390,698		13,392,363

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018:
Individual life insurance	$970,716	8,307,363			779,789
Pension and annuities	727,082	5,470,125			24,996
Other insurance	22,095	284,763			21,284
Corporate	—	—			—

Total	$1,719,893	14,062,251			826,069

2017:
Individual life insurance	$836,505	7,665,564			708,481
Pension and annuities	721,943	4,728,213			14,961
Other insurance	17,955	346,043			17,994
Corporate	—	—			—

Total	$1,576,403	12,739,820			741,436

2016:
Individual life insurance	$787,668	6,879,417			565,954
Pension and annuities	735,890	2,411,889			7,027
Other insurance	15,821	2,649,591			16,953
Corporate	—	—			—

Total	$1,539,379	11,940,897			589,934

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2018:
Individual life insurance	$352,016	1,010,177	96,469	131,414
Pension and annuities	174,028	124,851	93,349	303,103
Other insurance	7,011	19,254	2,670	14,355
Corporate	(16,124)	80,660	(54,518)	33,051

Total	$516,931	1,234,942	137,970	481,923

2017:
Individual life insurance	$333,254	949,297	84,638	112,212
Pension and annuities	150,682	116,798	188,846	243,206
Other insurance	7,536	14,801	2,048	10,681
Corporate	(11,097)	180,599	(115,912)	47,374

Total	$480,375	1,261,495	159,620	413,473

2016:
Individual life insurance	$317,337	792,658	98,176	107,220
Pension and annuities	151,378	(29,928)	75,305	244,279
Other insurance	8,001	17,619	1,716	10,293
Corporate	(12,658)	(404,175)	14,628	11,609

Total	$464,058	376,174	189,825	373,401

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

3	Policyholders’ dividends on participating policies are included in Column H amounts.

4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018:
Life insurance in force	$190,625,750	143,598,888	40,012	47,066,874	0.1%

Premiums:
Life insurance	941,288	162,346	847	779,789	0.1%
Pension and annuities	24,996	—	—	24,996	—%
Accident and health insurance	40,904	19,992	372	21,284	1.7%

Total	$1,007,188	182,338	1,219	826,069	0.1%

2017:
Life insurance in force	$186,585,657	78,492,641	48,570	108,141,586	0.0%

Premiums:
Life insurance	875,462	167,922	941	708,481	0.1%
Pension and annuities	14,961	—	—	14,961	—%
Accident and health insurance	36,909	19,336	421	17,994	2.3%

Total	$927,332	187,258	1,362	741,436	0.2%

2016:
Life insurance in force	$178,877,858	77,892,062	57,749	101,043,545	0.1%

Premiums:
Life insurance	768,452	203,583	1,085	565,954	0.2%
Pension and annuities	7,027	—	—	7,027	—%
Accident and health insurance	34,405	17,959	507	16,953	3.0%

Total	$809,884	221,542	1,592	589,934	0.3%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2018:
Valuation allowances – mortgage loans on real estate	$3,031	123	—	—	3,154
2017:
Valuation allowances – mortgage loans on real estate	$2,941	90	—	—	3,031
2016:
Valuation allowances – mortgage loans on real estate	$3,289	(348)	—	—	2,941

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 1, 2019.

Statements of Assets and Contract Owners’ Equity, December 31, 2018.

Statements of Operations for the Period Ended December 31, 2018.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2018 and 2017.

Notes to the Financial Statements, including Financial Highlights for the Periods Ended December 31, 2018, 2017, 2016, 2015 and 2014.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated March 27, 2019.

Consolidated Balance Sheets, December 31, 2018 and 2017.

Consolidated Statements of Income for the Years Ended December 31, 2018, 2017 and 2016.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2018, 2017 and 2016.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2018, 2017 and 2016.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016.

Notes to Consolidated Financial Statements, December 31, 2018, 2017 and 2016.

Financial Statement Schedules, December 31, 2018, 2017 and 2016.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43513) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-Effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 09-VA-1, was filed as Exhibit 99(4)(a) of the Registrant’s Form N-4 on April 10, 2009 (File no. 333-156432) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Income Benefit (Annual Reset Option), Form 08-GMI-1 was filed as Exhibit 99(4)(c) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 31 on December 5, 2008 (File no. 333-43513) and is incorporated by reference herein.

(4)(c) Guaranteed Minimum Income Benefit (Five Year Reset Option), Form 08-GMI-2 was filed as Exhibit 99(4)(d) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 31 on December 5, 2008 (File no. 333-43513) and is incorporated by reference herein.

(4)(d) Annual Reset Death Benefit, Form 08-ARD-1 was filed as Exhibit 99(4)(e) of the Registrant’s registration statement on Form N- 4, Post-Effective Amendment No. 31 on December 5, 2008 (File no. 333-43513) and is incorporated by reference herein.

(4)(e) Guaranteed Minimum Income Benefit, Form 09-GMI-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(f) Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(f) of the Registrant’s registration statement on Form N- 4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(g) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(h) Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(h) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(i) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(j) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(n) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(o) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(p) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(q) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(r) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(s) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(t) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(u) Form of Guaranteed Principal Protection, Form 12-GPP-1, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(v) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(w) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(x) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(y) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(z) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(aa) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(bb) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(cc) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(dd) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form 13-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(ee) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form 13-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(ff) Nursing Home Waiver, Form ICC16-NHW-1, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(gg) Fixed Accumulation Account Rider, Form ICC16-FAA-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(hh) Combo Death Benefit Rider, Form ICC16-CDB-1, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(ii) Variable Deferred Annuity Contract, Form ICC16-VA-1, was filed as Exhibit 99(4)(ff) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 20 on April 28, 2016 (File No. 333-164075) and is incorporated by reference herein.

(4)(jj) Form of Gain Enhancement Benefit Rider, Form 02-ADB-2, was filed as Exhibit 99(4)(d) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(4)(kk) Form of Gain Enhancement Benefit Plus Rider, Form 02-ADB-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(5)(b) Variable Annuity Application, Form ICC16-4900, was filed as Exhibit 99(5)(b) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(b) Variable Annuity GMIB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(b) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(c) Variable Annuity Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(c) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(d) Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333- 43515) on April 30, 2008 and is incorporated by reference herein.

(7)(e) Reinsurance Agreement between The Ohio National Life Insurance Company and CGT Insurance Company, LTD., as amended, was filed as Exhibit 99(7)(c) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(f) Reinsurance Credit Trust Agreement by and among CGT Insurance Company, LTD., The Ohio National Life Insurance Company and US Bank National Association, was filed as Exhibit 99(7)(d) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(g) Guaranty Agreement between Wells Fargo & Company and The Ohio National Life Insurance Company, was filed as Exhibit 99(7)(e) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9).

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
John R. Phillips 651 Country Lane Glencoe, IL 60022	Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director
James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Gary T. Huffman*	Director, Chairman & Chief Executive Officer
Barbara A. Turner*	President & Chief Operating Officer
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer
Christopher J. Calabro*	Senior Vice President & Chief Marketing Office
Stu Cohen*	Senior Vice President & Chief Strategy Officer
Rocky Coppola*	Senior Vice President & Chief Financial Officer

Name and Principal Business Address	Position and Offices with Depositor

John A. DelPozzo*	Senior Vice President, Traditional Distribution
Michael J. DeWeirdt*	Senior Vice President & Chief Product Officer
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Kush V. Kotecha*	Senior Vice President & Chief Corporate Actuary; Appointed Actuary
Raymond D. Spears*	Senior Vice President & Chief Underwriting Officer
David A. Azzarito 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business
Lori A. Landrum*	Senior Vice President & Assistant General Counsel
William C. Price*	Senior Vice President & Assistant General Counsel
Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer
Michael J. Slattery*	Senior Vice President, Information Technology
Peter Whipple*	Senior Vice President, Life Product and Financial Management Illustration Actuary
Jose Berrios 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, Regional Actuary, Latin America
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, National Sales, ONESCO
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Fund Operations
Philip C. Byrde*	Vice President, Fixed Income Securities
Lori Dashewich*	Vice President, Financial Reporting
Thomas J. DeGaetano*	Vice President, Annuity Strategic Business Unit
Scott E. Durkee*	Vice President, Flight Operations, President, ON Flight
Robert K. Gongwer*	Vice President, Taxes

Jill S. Hartmann*	Vice President, Market Development and Communications

Danielle D. Ivory*	Vice President, Insurance Operations
Pamela Kalkhoff*	Vice President, Career Agency Distribution
Karl H. Kreunen*	Vice President, Life Product Marketing

Name and Principal Business Address	Position and Offices with Depositor
Carolyn J. Krisko*	Vice President, Internal Audit
Mark J. Lalli*	Divisional Vice President, Northwest Division

Amy S. Leach*	Vice President, Disability Income Strategic Business

John Maddrill IV*	Vice President, Agency Development
Jennifer Marquino*	Vice President, Head of Valuation, Corporate Actuarial

Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations, President & Chief Executive Officer, ONES
Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture
Angela C. Meehan*	Vice President, Corporate Marketing
Traci Nelson*	Vice President & Program Manager

Hanh T. Nguyen*	Vice President, Actuarial Financial Reporting

Doris L. Paul*	Vice President & Treasurer

Kimberly A. Plante*	Vice President and Counsel
Richard J. Pollard*	Vice President & Disability Income Product Actuary
Gary R. Rodmaker*	Vice President, Fixed Income Securities
Therese R. Rothenberger*	Divisional Vice President, Southeast Division
David E. Spaulding*	Vice President, Financial Reporting

Annette M. Teders*	Vice President, Private Placements
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G. Varland*	Vice President, Enterprise Risk Management

Gwen Vaught*	Vice President, Underwriting

Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources
Nancy M. Westbrock*	Vice President, ONESCO Operations
J. Keith Dwyer*	Chief Compliance Officer, Funds
Joseph M. Fischer*	Assistant Secretary
Bradley Owens*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, SMLLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2019, the Registrant had 44,394 non-qualified contracts and 84,143 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of

Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Barbara A. Turner	Director

Thomas J. DeGaetano	Vice President, Annuities
Robert K. Gongwer	Vice President & Tax Officer
Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer & Controller
Anthony Harris	Continuing Education Director

Kimberly A. Plante	Secretary

Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$76,079,579	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2019.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2019.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Jack E. Brown Jack E. Brown	Director	April 25, 2019
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 25, 2019
__________________ John W. Hayden	Director	April 25, 2019
*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman & Chief Executive Officer (Principal Executive Officer)	April 25, 2019
__________________ Julie S. Janson	Director	April 25, 2019

*/s/ James F. Orr James F. Orr	Director	April 25, 2019
*/s/ John R. Phillips John R. Phillips	Director	April 25, 2019
/s/ Rocky Coppola Rocky Coppola	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2019
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 25, 2019
__________________ James C. Votruba	Director	April 25, 2019
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 25, 2019

*By: Kimberly A. Plante Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consents of KPMG LLP
99(24)	Powers of Attorney